THE DFA INVESTMENT TRUST COMPANY
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
GDR	Global Depositary Receipt
GO	General Obligation
REIT	Real Estate Investment Trust

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (6.5%)
	Alphabet, Inc. (GOOG US), Class C	276,088	$53,246,332
	Alphabet, Inc. (GOOGL US), Class A	266,190	51,081,861
	AT&T, Inc.	15,222,408	417,246,203
#*	Charter Communications, Inc., Class A	210,800	56,781,088
	Comcast Corp., Class A	6,713,435	223,087,445
	Electronic Arts, Inc.	801,959	122,290,728
	Fox Corp. (FOX US), Class B	420,583	21,508,614
	Fox Corp. (FOXA US), Class A	1,001,658	55,852,450
*	GCI Liberty, Inc. (GLBKV US), Class C	2,991	99,451
*	GCI Liberty, Inc. (GLIBA US), Class A	3,699	122,215
	Interpublic Group of Cos., Inc.	609,073	14,983,196
*	Liberty Broadband Corp. (LBRDA US), Class A	18,498	1,130,783
#*	Liberty Broadband Corp. (LBRDK US), Class C	14,958	917,224
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	39,281	3,540,004
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	233,585	23,440,255
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	655	53,579
#	News Corp. (NWS US), Class B	127,545	4,262,554
	News Corp. (NWSA US), Class A	857,510	25,142,193
#	Omnicom Group, Inc.	58,958	4,247,924
#	Sirius XM Holdings, Inc.	128,139	2,706,296
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Take-Two Interactive Software, Inc.	1	$223
	T-Mobile U.S., Inc.	818,712	195,189,128
	Verizon Communications, Inc.	7,721,969	330,191,394
	Walt Disney Co.	1,455,001	173,305,169
*	Warner Bros Discovery, Inc.	1,597,636	21,040,866
TOTAL COMMUNICATION SERVICES			1,801,467,175
CONSUMER DISCRETIONARY — (4.2%)
*	Aptiv PLC	255,132	17,512,260
	Aramark	516,025	21,962,024
	Autoliv, Inc.	116,089	12,949,728
	Best Buy Co., Inc.	207,685	13,511,986
	BorgWarner, Inc.	158,149	5,819,883
*	CarMax, Inc.	168,983	9,566,128
*	Carnival Corp.	1,408,500	41,931,045
*	Deckers Outdoor Corp.	16,832	1,787,053
	Dick's Sporting Goods, Inc.	62,999	13,324,918
	DR Horton, Inc.	756,497	108,058,031
	eBay, Inc.	939,533	86,202,153
*	Flutter Entertainment PLC	124,991	37,779,780
	Ford Motor Co.	13,805,557	152,827,516
	Garmin Ltd.	231,386	50,618,001
	General Motors Co.	4,801,206	256,096,328
	Gentex Corp.	359,656	9,502,112
	Genuine Parts Co.	383,763	49,459,375
#	Hyatt Hotels Corp., Class A	28,063	3,956,041
	Lennar Corp. (LEN US), Class A	789,726	88,591,463
#	Lennar Corp. (LENB US), Class B	19,511	2,091,189
	LKQ Corp.	1,009,968	29,763,757
*	MGM Resorts International	374,963	13,667,401
*	NVR, Inc.	2,116	15,974,721
	Penske Automotive Group, Inc.	84,075	14,074,996
	PulteGroup, Inc.	722,589	81,594,750
	Ralph Lauren Corp.	51,650	15,430,438
	Somnigroup International, Inc.	128,300	9,286,354
*	TopBuild Corp.	2,463	912,369
TOTAL CONSUMER DISCRETIONARY			1,164,251,800

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (4.7%)
	Albertsons Cos., Inc., Class A	6,496	$124,853
	Archer-Daniels-Midland Co.	799,300	43,306,074
	Bunge Global SA	365,951	29,188,252
	Casey's General Stores, Inc.	75,099	39,061,243
	Church & Dwight Co., Inc.	81,948	7,684,264
	Constellation Brands, Inc., Class A	581,782	97,180,865
	Dollar General Corp.	269,749	28,296,670
#*	Dollar Tree, Inc.	676,384	76,803,403
#	General Mills, Inc.	1,917,391	93,913,811
	Hormel Foods Corp.	682,587	19,173,869
	J.M. Smucker Co.	164,995	17,710,563
	Kenvue, Inc.	5,816,472	124,705,160
	Keurig Dr. Pepper, Inc.	2,357,201	76,962,613
	Kraft Heinz Co.	1,391,968	38,223,441
	Kroger Co.	3,155,653	221,211,276
	McCormick & Co., Inc. (MKC US)	287,858	20,331,411
	Molson Coors Beverage Co., Class B	406,079	19,784,169
	Mondelez International, Inc., Class A	2,334,064	150,990,600
*	Performance Food Group Co.	165,608	16,627,043
	Target Corp.	882,070	88,648,035
	Tyson Foods, Inc., Class A	343,971	17,989,683
*	U.S. Foods Holding Corp.	849,861	70,818,917
TOTAL CONSUMER STAPLES			1,298,736,215
ENERGY — (12.7%)
	Baker Hughes Co.	3,621,294	163,139,295
	Chevron Corp.	4,180,148	633,877,643
	ConocoPhillips	2,835,383	270,325,415
	Coterra Energy, Inc.	2,516,478	61,376,898
	Devon Energy Corp.	2,126,023	70,626,484
	Diamondback Energy, Inc.	672,247	99,936,122
	EOG Resources, Inc.	1,655,445	198,686,509
	EQT Corp.	556,426	29,907,897
	Expand Energy Corp.	66,063	6,922,081
	Exxon Mobil Corp.	10,082,590	1,125,620,348
	Halliburton Co.	789,590	17,686,816
	Kinder Morgan, Inc.	5,924,552	166,242,929
	Marathon Petroleum Corp.	1,111,709	189,201,755
#	Occidental Petroleum Corp.	1,478,314	64,957,117
	ONEOK, Inc.	1,009,716	82,907,781
	Ovintiv, Inc.	9,098	374,656
		Shares	Value†
ENERGY — (Continued)
	Permian Resources Corp.	1,479	$20,943
	Phillips 66	488,732	60,397,500
	Schlumberger NV	2,961,780	100,108,164
	TechnipFMC PLC	92,000	3,346,040
	Valero Energy Corp.	752,790	103,365,595
	Williams Cos., Inc.	1,430,701	85,770,525
TOTAL ENERGY			3,534,798,513
FINANCIALS — (24.2%)
	Aflac, Inc.	925,021	91,910,087
#	Allstate Corp.	519,941	105,678,008
	Ally Financial, Inc.	215,127	8,142,557
#	American International Group, Inc.	1,491,849	115,812,238
#	Arch Capital Group Ltd.	894,080	76,944,525
	Bank of America Corp.	4,235,757	200,224,233
	Bank of New York Mellon Corp.	1,630,390	165,403,065
*	Berkshire Hathaway, Inc., Class B	1,313,815	619,963,022
	Blackrock, Inc.	45,735	50,583,367
*	Block, Inc.	149,911	11,582,124
	BOK Financial Corp.	6,114	620,754
	Capital One Financial Corp.	1,049,858	225,719,470
#	Carlyle Group, Inc.	31,843	1,931,596
	Charles Schwab Corp.	405,646	39,643,784
	Chubb Ltd.	614,515	163,485,571
	Cincinnati Financial Corp.	73,896	10,900,399
	Citigroup, Inc.	1,851,370	173,473,369
	Citizens Financial Group, Inc.	645,174	30,787,703
	CME Group, Inc.	58,793	16,360,916
	Corebridge Financial, Inc.	367,179	13,056,885
	Everest Group Ltd.	4,472	1,501,698
	Fidelity National Financial, Inc.	308,280	17,396,240
	Fidelity National Information Services, Inc.	1,929,387	153,212,622
	Fifth Third Bancorp	2,268,007	94,281,051
	First Citizens BancShares, Inc., Class A	15,327	30,573,687
*	Fiserv, Inc.	494,942	68,767,241
	Franklin Resources, Inc.	8,604	206,496
#	Global Payments, Inc.	265,951	21,262,782
	Goldman Sachs Group, Inc.	524,440	379,479,540
	Hartford Insurance Group, Inc.	1,024,261	127,407,826

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	3,956,669	$65,008,072
	Intercontinental Exchange, Inc.	135,887	25,115,994
	Jefferies Financial Group, Inc.	40,953	2,361,350
	JPMorgan Chase & Co.	4,455,737	1,319,967,529
	KeyCorp	2,313,801	41,463,314
	Loews Corp.	347,653	31,476,503
#	M&T Bank Corp.	334,193	63,062,219
*	Markel Group, Inc.	14,247	28,612,108
	MetLife, Inc.	1,770,104	134,439,399
	Morgan Stanley	1,920,722	273,626,056
	Nasdaq, Inc.	31,395	3,020,827
	Northern Trust Corp.	332,299	43,198,870
	Old Republic International Corp.	17,558	635,073
*	PayPal Holdings, Inc.	1,567,655	107,791,958
	PNC Financial Services Group, Inc.	578,982	110,162,905
	Principal Financial Group, Inc.	1,310,318	101,982,050
	Prudential Financial, Inc.	888,982	92,080,756
	Raymond James Financial, Inc.	423,426	70,767,187
	Regions Financial Corp.	1,080,288	27,363,695
	Reinsurance Group of America, Inc.	33,445	6,436,490
	RenaissanceRe Holdings Ltd.	10,134	2,470,061
*	Robinhood Markets, Inc., Class A	73	7,523
	State Street Corp.	691,046	77,224,390
	Synchrony Financial	1,372,362	95,612,461
	T. Rowe Price Group, Inc.	291,092	29,531,283
	Travelers Cos., Inc.	915,147	238,157,855
#	Truist Financial Corp.	2,319,292	101,376,253
#	U.S. Bancorp	2,665,705	119,850,097
	Unum Group	46,438	3,334,713
	W.R. Berkley Corp.	417,688	28,741,111
	Wells Fargo & Co.	5,720,327	461,229,966
	Willis Towers Watson PLC	75,050	23,701,541
TOTAL FINANCIALS			6,746,122,465
HEALTH CARE — (13.8%)
	Abbott Laboratories	2,350,069	296,555,207
	Agilent Technologies, Inc.	231,942	26,629,261
*	Align Technology, Inc.	395	50,959
	Baxter International, Inc.	177,779	3,868,471
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	563,031	$100,360,276
*	Biogen, Inc.	169,325	21,673,600
*	Boston Scientific Corp.	489,752	51,384,780
	Bristol-Myers Squibb Co.	2,288,024	99,094,319
*	Centene Corp.	751,587	19,593,873
*	Charles River Laboratories International, Inc.	2,213	375,413
	Cigna Group	658,301	176,016,521
*	Cooper Cos., Inc.	11,472	810,956
	CVS Health Corp.	2,664,005	165,434,710
	Danaher Corp.	387,025	76,305,849
*	Edwards Lifesciences Corp.	898,221	71,237,908
	Elevance Health, Inc.	423,535	119,894,288
*	Fortrea Holdings, Inc.	111,109	637,766
*	GE HealthCare Technologies, Inc.	1,618,353	115,420,936
	Gilead Sciences, Inc.	1,479,252	166,105,207
#*	Henry Schein, Inc.	90,638	6,131,661
*	Hologic, Inc.	255,459	17,069,770
	Humana, Inc.	285,435	71,321,643
*	Incyte Corp.	110,062	8,242,543
*	IQVIA Holdings, Inc.	279,215	51,894,900
	Johnson & Johnson	3,881,281	639,402,232
	Labcorp Holdings, Inc.	462,095	120,181,668
	Medtronic PLC	2,021,760	182,443,622
	Merck & Co., Inc.	553,424	43,233,483
#*	Moderna, Inc.	31,849	941,456
*	Molina Healthcare, Inc.	114,862	18,133,264
*	Neurocrine Biosciences, Inc.	9,158	1,174,330
	Pfizer, Inc.	9,524,133	221,817,058
#	Quest Diagnostics, Inc.	646,637	108,253,500
	Regeneron Pharmaceuticals, Inc.	127,087	69,320,875
#	Revvity, Inc.	77,786	6,837,389
	Royalty Pharma PLC, Class A	325,624	11,982,963
	STERIS PLC	238,692	54,061,351
*	Tenet Healthcare Corp.	118,843	19,166,999
	Thermo Fisher Scientific, Inc.	453,653	212,164,435
#*	United Therapeutics Corp.	54,488	14,967,854
	UnitedHealth Group, Inc.	1,595,917	398,277,047
	Universal Health Services, Inc., Class B	130,187	21,669,626
	Viatris, Inc.	606,093	5,297,253

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	West Pharmaceutical Services, Inc.	1,104	$264,143
	Zimmer Biomet Holdings, Inc.	455,330	41,730,995
TOTAL HEALTH CARE			3,857,432,360
INDUSTRIALS — (13.5%)
	AECOM	5,881	663,024
*	Amentum Holdings, Inc.	160,820	4,015,675
	AMETEK, Inc.	589,352	108,941,717
*	Builders FirstSource, Inc.	222,735	28,316,301
	Carlisle Cos., Inc.	1,130	400,822
	Carrier Global Corp.	1,469,057	100,806,691
*	Clean Harbors, Inc.	29,177	6,880,228
#	CNH Industrial NV	2,376,868	30,804,209
*	Copart, Inc.	265,495	12,034,888
	CSX Corp.	5,290,677	188,030,661
	Cummins, Inc.	471,456	173,316,655
	Curtiss-Wright Corp.	10,051	4,927,201
	Deere & Co.	513,285	269,151,255
	Delta Air Lines, Inc.	2,785,685	148,226,299
	Dover Corp.	326,599	59,160,143
	Emerson Electric Co.	821,476	119,532,973
	Equifax, Inc.	3,793	911,192
	FedEx Corp.	640,646	143,177,975
	Fortive Corp.	462,000	22,143,660
	Fortune Brands Innovations, Inc.	162,069	8,839,243
#	General Dynamics Corp.	472,813	147,333,259
	Howmet Aerospace, Inc.	1	180
	IDEX Corp.	12,416	2,030,140
	Ingersoll Rand, Inc.	506,571	42,871,104
	Jacobs Solutions, Inc.	206,567	29,305,660
	JB Hunt Transport Services, Inc.	117,094	16,867,391
	Johnson Controls International PLC	1,536,255	161,306,775
	L3Harris Technologies, Inc.	443,494	121,881,021
	Leidos Holdings, Inc.	464,063	74,087,658
	ManpowerGroup, Inc.	2,452	101,145
	Nordson Corp.	5,508	1,179,869
	Norfolk Southern Corp.	675,617	187,821,526
	Northrop Grumman Corp.	291,481	168,070,859
	Oshkosh Corp.	2,394	302,913
#	Otis Worldwide Corp.	231,037	19,797,560
	Owens Corning	168,183	23,449,756
	PACCAR, Inc.	1,838,916	181,611,344
	Parker-Hannifin Corp.	124,774	91,322,091
	Pentair PLC	542,545	55,448,099
	Regal Rexnord Corp.	1,060	162,053
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	112,328	$25,908,453
	RTX Corp.	2,051,769	323,297,241
#	Snap-on, Inc.	278,840	89,560,620
	Southwest Airlines Co.	727,132	22,490,193
	SS&C Technologies Holdings, Inc.	649,981	55,560,376
	Stanley Black & Decker, Inc.	152,348	10,306,342
	Textron, Inc.	236,284	18,375,807
	TransUnion	335,347	31,921,681
#*	U-Haul Holding Co. (UHAL US)	13,737	794,823
	U-Haul Holding Co. (UHAL/B US)	487,761	25,363,572
*	United Airlines Holdings, Inc.	1,381,507	122,000,883
	United Parcel Service, Inc., Class B	253,969	21,881,969
	United Rentals, Inc.	137,819	121,685,908
	Westinghouse Air Brake Technologies Corp.	411,302	78,990,549
	Xylem, Inc.	325,858	47,125,584
TOTAL INDUSTRIALS			3,750,495,216
INFORMATION TECHNOLOGY — (10.6%)
	Accenture PLC, Class A	324,356	86,635,488
*	Advanced Micro Devices, Inc.	1,120,666	197,584,622
	Amdocs Ltd.	259,502	22,151,091
	Analog Devices, Inc.	813,429	182,720,556
	Cisco Systems, Inc.	8,816,508	600,227,865
	Cognizant Technology Solutions Corp., Class A	1,977,727	141,921,689
	Corning, Inc.	3,143,204	198,776,221
#	Entegris, Inc.	28,849	2,263,493
*	F5, Inc.	86,022	26,961,015
#*	First Solar, Inc.	268,395	46,896,658
*	Flex Ltd.	964,578	48,103,505
*	GLOBALFOUNDRIES, Inc.	246,437	9,214,279
	Hewlett Packard Enterprise Co.	4,704,375	97,333,519
	HP, Inc.	465,979	11,556,279
	Intel Corp.	2,599,540	51,470,892
*	Keysight Technologies, Inc.	225,755	37,003,502
	Marvell Technology, Inc.	526,380	42,305,161
	Microchip Technology, Inc.	12,328	833,249
	Micron Technology, Inc.	1,911,377	208,607,686

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	254,607	$54,427,338
*	Okta, Inc.	31,252	3,056,446
*	ON Semiconductor Corp.	1,482,180	83,535,665
*	Qorvo, Inc.	56,258	4,703,169
	QUALCOMM, Inc.	244,400	35,868,144
*	Ralliant Corp.	162,226	7,416,973
	Roper Technologies, Inc.	70,844	38,992,538
	Salesforce, Inc.	1,157,160	298,929,143
*	Sandisk Corp.	221,962	9,526,609
	Skyworks Solutions, Inc.	99,528	6,821,649
	TD SYNNEX Corp.	53,561	7,733,673
	TE Connectivity PLC	1,173,285	241,403,389
*	Teledyne Technologies, Inc.	63,273	34,864,688
*	Trimble, Inc.	302,052	25,339,142
*	Twilio, Inc., Class A	143,650	18,530,850
#	Western Digital Corp.	615,650	48,445,498
*	Zebra Technologies Corp., Class A	25,980	8,807,740
*	Zoom Communications, Inc.	322,219	23,860,317
TOTAL INFORMATION TECHNOLOGY			2,964,829,741
MATERIALS — (7.2%)
	Air Products & Chemicals, Inc.	460,908	132,686,195
#	Albemarle Corp.	59,630	4,045,896
	Amcor PLC	4,266,399	39,890,831
	Ball Corp.	628,173	35,969,186
	Celanese Corp.	48,583	2,537,490
	CF Industries Holdings, Inc.	323,091	29,992,538
	Corteva, Inc.	820,812	59,205,170
	CRH PLC (CRHCF US)	1,592,046	151,960,791
	Crown Holdings, Inc.	16,342	1,623,741
	Dow, Inc.	1,664,034	38,755,352
	DuPont de Nemours, Inc.	488,670	35,135,373
	Eastman Chemical Co.	524,119	38,056,281
	Freeport-McMoRan, Inc.	4,585,868	184,535,328
	International Flavors & Fragrances, Inc.	294,065	20,887,437
#	International Paper Co.	830,228	38,804,857
		Shares	Value†
MATERIALS — (Continued)
	Linde PLC	750,671	$345,503,834
	LyondellBasell Industries NV, Class A	949,182	54,986,113
	Martin Marietta Materials, Inc.	144,896	83,297,812
	Newmont Corp.	3,379,238	209,850,680
	Nucor Corp.	947,627	135,576,995
	Packaging Corp. of America	314,239	60,883,806
	PPG Industries, Inc.	805,852	85,017,386
	Reliance, Inc.	126,395	36,670,981
	RPM International, Inc.	14,106	1,656,185
	Smurfit WestRock PLC	600,958	26,670,516
	Steel Dynamics, Inc.	356,808	45,514,428
	Vulcan Materials Co.	317,510	87,210,472
#	Westlake Corp.	188,100	14,916,330
TOTAL MATERIALS			2,001,842,004
REAL ESTATE — (0.6%)
*	CBRE Group, Inc., Class A	754,017	117,430,608
*	CoStar Group, Inc.	261,257	24,869,054
*	Jones Lang LaSalle, Inc.	42,096	11,381,074
*	Zillow Group, Inc. (Z US), Class C	194,438	15,467,543
*	Zillow Group, Inc. (ZG US), Class A	40,662	3,120,808
TOTAL REAL ESTATE			172,269,087
TOTAL COMMON STOCKS Cost ($18,303,452,757)			27,292,244,576

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	266,250,143	266,250,143
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	25,871,855	299,259,743
TOTAL INVESTMENTS — (100.0%)
(Cost $18,868,962,422)^^			$27,857,754,462

The U.S. Large Cap Value Series
CONTINUED
As of July 31, 2025, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	666	09/19/25	$208,863,379	$212,262,525	$3,399,146
Total Futures Contracts			$208,863,379	$212,262,525	$3,399,146
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,801,467,175	—	—	$1,801,467,175
Consumer Discretionary	1,164,251,800	—	—	1,164,251,800
Consumer Staples	1,298,736,215	—	—	1,298,736,215
Energy	3,534,798,513	—	—	3,534,798,513
Financials	6,746,122,465	—	—	6,746,122,465
Health Care	3,857,432,360	—	—	3,857,432,360
Industrials	3,750,495,216	—	—	3,750,495,216
Information Technology	2,964,829,741	—	—	2,964,829,741
Materials	2,001,842,004	—	—	2,001,842,004
Real Estate	172,269,087	—	—	172,269,087
Temporary Cash Investments	266,250,143	—	—	266,250,143
Securities Lending Collateral	—	$299,259,743	—	299,259,743
Total Investments in Securities	$27,558,494,719	$299,259,743	—	$27,857,754,462
Financial Instruments
Assets
Futures Contracts**	3,399,146	—	—	3,399,146
Total Financial Instruments	$3,399,146	—	—	$3,399,146
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (5.7%)
#	Ampol Ltd.	149,749	$2,618,189
	Ansell Ltd.	19,794	378,950
	ANZ Group Holdings Ltd.	3,720,839	73,015,873
	Aurizon Holdings Ltd.	6,022,520	12,501,709
	Bank of Queensland Ltd.	96,445	469,864
	Bendigo & Adelaide Bank Ltd.	1,005,936	7,880,761
	BlueScope Steel Ltd.	2,726,750	41,338,320
	Challenger Ltd.	613,751	3,225,635
	Cleanaway Waste Management Ltd.	4,386,180	8,083,377
	Dyno Nobel Ltd.	4,245,410	7,983,338
#	Endeavour Group Ltd.	2,034,071	5,326,590
	Evolution Mining Ltd.	5,352,558	24,224,174
	Fortescue Ltd.	1,134,665	12,837,890
	Harvey Norman Holdings Ltd.	2,396,161	8,884,578
	National Australia Bank Ltd.	4,696,624	116,554,444
	Northern Star Resources Ltd.	1,216,186	12,083,206
	Orica Ltd.	1,865,299	25,472,629
	Origin Energy Ltd.	3,452,895	25,820,096
	QBE Insurance Group Ltd.	2,057,129	30,515,896
	Ramsay Health Care Ltd.	28,510	705,756
	Rio Tinto Ltd.	763,407	54,291,917
*	Sandfire Resources Ltd.	117,279	789,003
	Santos Ltd.	11,610,298	58,421,700
	Sonic Healthcare Ltd.	1,850,605	32,679,538
	South32 Ltd. (S32 AU)	12,702,062	23,753,357
	Suncorp Group Ltd.	2,725,857	36,539,465
	TPG Telecom Ltd.	497,533	1,764,743
	Treasury Wine Estates Ltd.	466,461	2,255,631
	Westpac Banking Corp.	5,237,352	113,075,097
#	Whitehaven Coal Ltd.	3,239,434	13,285,883
	Woodside Energy Group Ltd. (WDS AU)	3,128,505	52,941,741
	Worley Ltd.	713,928	6,075,586
#	Yancoal Australia Ltd.	1,425,521	5,757,317
TOTAL AUSTRALIA			821,552,253
AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	12,666,896
		Shares	Value»
AUSTRIA — (Continued)
	OMV AG	231,442	$11,786,964
TOTAL AUSTRIA			24,453,860
BELGIUM — (0.8%)
	Ageas SA	464,958	31,613,548
	Anheuser-Busch InBev SA (ABI BB)	505,746	29,076,679
	KBC Group NV	462,193	48,208,523
	Solvay SA	24,139	756,338
	Syensqo SA	110,564	8,762,840
TOTAL BELGIUM			118,417,928
CANADA — (10.8%)
	Agnico Eagle Mines Ltd. (AEM US)	205,041	25,498,899
	AltaGas Ltd.	450,341	13,296,370
	ARC Resources Ltd.	161,122	3,145,460
	Bank of Montreal (BMO CN)	1,808	199,564
	Bank of Montreal (BMO US)	1,308,032	144,459,054
	Bank of Nova Scotia (BNS CN)	503,391	28,006,937
#	Bank of Nova Scotia (BNS US)	1,310,049	72,851,825
#	Barrick Mining Corp. (ABX CN)	42,338	893,755
	Barrick Mining Corp. (B US)	5,834,200	123,218,304
	Brookfield Wealth Solutions Ltd.	678	45,379
#	Canadian Imperial Bank of Commerce (CM CN)	1,726,071	123,363,749
	Canadian Imperial Bank of Commerce (CM US)	496,982	35,504,394
#	Canadian Tire Corp. Ltd., Class A	89,089	11,932,114
	Cenovus Energy, Inc. (CVE US)	3,605,430	54,910,699
	Endeavour Mining PLC	1,086	32,605
	Fairfax Financial Holdings Ltd.	49,150	86,933,353
*	First Quantum Minerals Ltd.	1,335,542	22,448,592
	iA Financial Corp., Inc.	326,753	31,984,346
	IGM Financial, Inc.	87,856	2,909,089
	Imperial Oil Ltd. (IMO US)	509	42,486

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp. (K CN)	4,190,714	$67,052,634
	Kinross Gold Corp. (KGC US)	428,096	6,849,536
	Lundin Mining Corp.	2,686,540	27,435,437
#	Magna International, Inc. (MGA US)	238,239	9,767,799
	Manulife Financial Corp. (MFC CN)	450,447	13,936,679
	Manulife Financial Corp. (MFC US)	2,232,521	69,118,850
	MEG Energy Corp.	3	59
	Nutrien Ltd. (NTR US)	1,718,813	101,959,975
	Onex Corp.	2,647	215,336
#	Pan American Silver Corp. (PAAS US)	391,886	10,588,760
	Pembina Pipeline Corp. (PBA US)	82,054	3,051,588
	Pembina Pipeline Corp. (PPL CN)	43,946	1,633,386
	Saputo, Inc.	234,097	4,909,684
	Suncor Energy, Inc. (SU CN)	840,913	33,166,803
	Suncor Energy, Inc. (SU US)	2,343,254	92,464,803
	Teck Resources Ltd. (TECK US), Class B	1,857,253	60,286,432
	Teck Resources Ltd. (TECKB CN), Class B	83	2,691
	Toronto-Dominion Bank (TD CN)	308,375	22,460,454
	Toronto-Dominion Bank (TD US)	2,264,467	165,034,355
	Tourmaline Oil Corp.	1,501,610	63,907,290
	West Fraser Timber Co. Ltd. (WFG CN)	110,985	7,694,298
#	Whitecap Resources, Inc.	548,309	4,139,226
TOTAL CANADA			1,547,353,049
DENMARK — (2.5%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	5,374	10,544,696
	AP Moller - Maersk AS (MAERSKB DC), Class B	7,804	15,411,036
#	Carlsberg AS, Class B	291,587	36,351,332
#	Coloplast AS, Class B	284,184	25,955,097
	Danske Bank AS	945,349	37,503,387
#*	Demant AS	154,481	5,852,913
	DSV AS	390,713	87,552,884
*	Genmab AS (GMAB DC)	61,585	13,259,092
	Novonesis Novozymes B, Class B	925,882	59,902,263
		Shares	Value»
DENMARK — (Continued)
	Pandora AS	137,198	$22,650,783
	Rockwool AS, Class A	910	40,060
	Rockwool AS, Class B	199,803	8,755,490
#	Tryg AS	543,181	13,102,566
	Vestas Wind Systems AS	1,073,958	19,608,422
TOTAL DENMARK			356,490,021
FINLAND — (0.6%)
#	Fortum OYJ	150,950	2,769,287
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	5,430,700
	Nokia OYJ (NOKIA FH)	11,259,244	45,885,309
	Nordea Bank Abp (NDA FH)	4,019	58,644
	Nordea Bank Abp (NDA SS)	1,599,631	23,355,737
	UPM-Kymmene OYJ	158,870	4,117,555
TOTAL FINLAND			81,617,232
FRANCE — (10.1%)
*	Alstom SA	128,122	3,005,271
Ω	Amundi SA	67,754	5,007,051
	BNP Paribas SA	1,245,833	113,592,845
	Bollore SE	1,793,750	10,346,456
	Bouygues SA	917,705	37,787,892
*	Canal & SA	546,690	1,739,987
	Capgemini SE	20,877	3,108,091
	Carrefour SA	884,831	12,680,517
	Cie de Saint-Gobain SA	1,674,762	192,123,838
	Cie Generale des Etablissements Michelin SCA	2,740,740	97,505,851
	Credit Agricole SA	1,088,951	20,041,613
	Eiffage SA	284,086	38,134,398
	Engie SA	6,255,134	140,604,246
	Louis Hachette Group	13,401	24,970
	Orange SA (ORA FP)	7,115,039	108,227,295
	Pernod Ricard SA	144,147	14,813,799
	Publicis Groupe SA (PUB FP)	330,272	30,180,815
	Renault SA	797,299	29,500,683
	Rexel SA	489,711	14,801,235
	Sanofi SA (SAN FP)	1,175,373	105,513,972
	Societe Generale SA	2,007,247	128,119,575
	STMicroelectronics NV (STM US)	121,506	3,089,898
	TotalEnergies SE (TTE FP)	5,829,143	346,632,689
	Vivendi SE	546,690	2,072,392
TOTAL FRANCE			1,458,655,379
GERMANY — (8.1%)
	BASF SE	2,734,828	134,032,211
	Bayer AG	1,113,733	34,639,013

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Bayerische Motoren Werke AG	725,332	$69,016,342
	Brenntag SE	37,187	2,307,048
	Commerzbank AG	2,905,209	105,940,808
	Continental AG	317,280	27,099,064
*	Covestro AG	486,865	32,995,383
#	Daimler Truck Holding AG	1,927,219	93,750,066
	Deutsche Bank AG (DB US)	1,042,151	34,370,140
	Deutsche Bank AG (DBK GR)	2,533,328	83,439,019
	Deutsche Lufthansa AG	524,114	4,494,189
	Deutsche Post AG	1,994,487	89,364,399
Ω	DWS Group GmbH & Co. KGaA	36,632	2,193,670
	E.ON SE	5,107,987	93,186,197
	Evonik Industries AG	142,442	2,828,622
	Fresenius Medical Care AG (FME GR)	328,999	16,687,295
	Fresenius SE & Co. KGaA	565,563	26,994,678
#Ω	Hapag-Lloyd AG	12,764	1,842,382
	Heidelberg Materials AG	492,262	113,562,130
	Henkel AG & Co. KGaA	152,716	10,859,681
	Infineon Technologies AG (IFX GR)	23,844	936,667
	Mercedes-Benz Group AG	2,103,162	119,081,553
	Merck KGaA	64,584	8,071,991
	RWE AG	956,880	39,256,176
*	Talanx AG	65,949	8,741,345
	Volkswagen AG	73,128	7,798,668
TOTAL GERMANY			1,163,488,737
HONG KONG — (1.3%)
	BOC Hong Kong Holdings Ltd.	7,678,000	34,476,173
#Ω	Budweiser Brewing Co. APAC Ltd.	1,364,100	1,431,954
	Cathay Pacific Airways Ltd.	7,060,999	10,494,874
	CK Asset Holdings Ltd.	1,502,303	6,883,850
	CK Hutchison Holdings Ltd.	4,680,984	30,468,531
	CK Infrastructure Holdings Ltd.	206,000	1,450,855
	Galaxy Entertainment Group Ltd.	1,408,000	6,866,341
#	Henderson Land Development Co. Ltd.	1,134,485	3,969,875
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong & China Gas Co. Ltd.	603,000	$538,216
#	MTR Corp. Ltd.	1,129,433	4,062,874
	Sino Land Co. Ltd.	4,782,656	5,512,963
	Sun Hung Kai Properties Ltd.	1,853,420	22,013,933
#	Swire Pacific Ltd. (19 HK), Class A	1,337,500	12,090,109
	Swire Pacific Ltd. (87 HK), Class B	2,772,500	4,355,755
Ω	WH Group Ltd.	34,638,196	34,677,613
#	Xinyi Glass Holdings Ltd.	1,133,337	1,168,232
TOTAL HONG KONG			180,462,148
IRELAND — (0.2%)
	AIB Group PLC	1,075,655	8,485,466
	Bank of Ireland Group PLC	1,531,862	20,542,222
TOTAL IRELAND			29,027,688
ISRAEL — (1.0%)
	Bank Hapoalim BM	1,744,949	32,723,151
	Bank Leumi Le-Israel BM	2,824,004	52,240,617
	Clal Insurance Enterprises Holdings Ltd.	232,209	11,133,050
	Delek Group Ltd.	39,719	8,066,394
*	Equital Ltd.	2,843	123,364
	Harel Insurance Investments & Financial Services Ltd.	345,286	10,408,907
	ICL Group Ltd.	60,978	379,887
	Israel Discount Bank Ltd., Class A	3,035,053	29,025,820
	Kenon Holdings Ltd.	4,134	196,634
	Migdal Insurance & Financial Holdings Ltd.	1,344,878	4,104,372
	Phoenix Financial Ltd.	45,853	1,562,353
TOTAL ISRAEL			149,964,549
ITALY — (2.1%)
	Banco BPM SpA	2,118,518	27,017,774
#	BPER Banca SpA	85,983	846,117
	Eni SpA (ENI IM)	5,909,771	100,864,030
	Intesa Sanpaolo SpA	342,767	2,065,260
	Mediobanca Banca di Credito Finanziario SpA	10,331	227,451
	Stellantis NV (STLA US)	208,034	1,849,422
	Stellantis NV (STLAM IM)	3,193,828	28,185,862

The DFA International Value Series
CONTINUED
	Shares	Value»
ITALY — (Continued)
Tenaris SA (TS US), ADR	269,495	$9,416,155
UniCredit SpA	1,708,898	125,730,046
TOTAL ITALY		296,202,117
JAPAN — (20.5%)
Acom Co. Ltd.	217,600	629,283
AGC, Inc.	699,000	21,036,175
Air Water, Inc.	356,186	5,261,828
Aisin Corp.	1,850,200	25,569,779
Alfresa Holdings Corp.	145,499	2,112,062
ALSOK Co. Ltd.	18,700	130,257
Amada Co. Ltd.	1,065,300	12,012,243
Asahi Group Holdings Ltd.	4,550,743	57,731,085
Asahi Kasei Corp.	3,762,935	26,181,575
Bridgestone Corp.	825,300	33,383,523
Brother Industries Ltd.	752,500	12,804,421
Canon Marketing Japan, Inc.	139,900	5,054,345
Chiba Bank Ltd.	1,064,000	9,917,230
Coca-Cola Bottlers Japan Holdings, Inc.	140,178	2,143,370
COMSYS Holdings Corp.	105,199	2,411,671
Concordia Financial Group Ltd.	1,803,900	11,962,072
Cosmo Energy Holdings Co. Ltd.	273,700	12,147,511
Credit Saison Co. Ltd.	502,392	13,254,870
Dai Nippon Printing Co. Ltd.	537,300	8,274,129
Daicel Corp.	435,800	3,748,783
Dai-ichi Life Holdings, Inc.	5,520,888	43,682,273
Daiwa House Industry Co. Ltd.	1,057,400	34,958,607
Daiwa Securities Group, Inc.	1,359,888	9,467,339
Denso Corp.	2,333,100	31,654,144
Dentsu Group, Inc.	79,800	1,573,703
ENEOS Holdings, Inc.	10,279,603	53,953,859
Fuji Media Holdings, Inc.	97,100	2,288,989
FUJIFILM Holdings Corp.	1,079,500	22,391,231
Fukuoka Financial Group, Inc.	260,600	7,105,789
Fuyo General Lease Co. Ltd.	103,800	2,803,905
Gunma Bank Ltd.	260,300	2,437,431
Hachijuni Bank Ltd.	651,143	5,858,106
Hakuhodo DY Holdings, Inc.	385,499	3,033,659
Hankyu Hanshin Holdings, Inc.	629,500	16,405,805
Haseko Corp.	682,372	10,151,534
		Shares	Value»
JAPAN — (Continued)
	Hitachi Construction Machinery Co. Ltd.	324,999	$9,412,623
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	105,003,283
#	Hulic Co. Ltd.	90,700	865,070
	Idemitsu Kosan Co. Ltd.	3,113,310	20,014,259
	Iida Group Holdings Co. Ltd.	267,151	3,747,016
	Inpex Corp.	3,332,383	47,448,972
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,133,425
	Isuzu Motors Ltd.	1,933,200	24,775,909
	Iwatani Corp.	246,200	2,589,626
	Iyogin Holdings, Inc.	184,600	2,145,131
	J Front Retailing Co. Ltd.	828,217	11,164,166
	Japan Airlines Co. Ltd.	295,000	5,857,958
	Japan Post Bank Co. Ltd.	141,100	1,574,859
	Japan Post Holdings Co. Ltd.	739,510	6,848,356
	Japan Post Insurance Co. Ltd.	146,400	3,748,514
	JFE Holdings, Inc.	1,584,060	18,332,419
	JTEKT Corp.	160,371	1,385,904
	Kajima Corp.	437,300	10,954,650
	Kamigumi Co. Ltd.	315,700	8,872,261
	Kandenko Co. Ltd.	18,700	442,984
#	Kawasaki Kisen Kaisha Ltd.	693,700	9,799,823
	Kinden Corp.	141,700	4,461,665
	Kobe Steel Ltd.	920,577	10,114,469
	Koito Manufacturing Co. Ltd.	356,501	4,558,519
	Komatsu Ltd.	510,500	16,447,229
	Kubota Corp. (6326 JP)	2,206,520	24,744,460
	Kuraray Co. Ltd.	1,303,291	16,113,199
	Kyocera Corp.	1,058,100	12,490,200
	Kyoto Financial Group, Inc.	454,716	8,226,149
	Kyushu Financial Group, Inc.	402,700	2,056,524
	Lixil Corp.	525,085	6,083,172
	LY Corp.	1,624,800	5,938,911
	Marubeni Corp.	598,300	12,249,435
	Mazda Motor Corp.	1,493,756	8,957,307
	Mebuki Financial Group, Inc.	1,565,010	8,485,578
	Medipal Holdings Corp.	285,450	4,726,361
	MEIJI Holdings Co. Ltd.	499,200	10,094,312
	Minebea Mitsumi, Inc.	290,100	4,565,702
	Mitsubishi Chemical Group Corp.	3,718,447	20,253,533
	Mitsubishi Corp.	996,400	19,652,372

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	819,600	$18,434,637
	Mitsubishi Estate Co. Ltd.	1,171,441	21,932,204
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,577,336
	Mitsubishi HC Capital, Inc.	2,941,000	21,738,781
	Mitsubishi Logistics Corp.	530,500	4,534,921
#	Mitsubishi Motors Corp.	1,653,445	4,344,720
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	10,050,950	138,529,918
	Mitsui & Co. Ltd. (8031 JP)	777,864	15,834,697
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	7,521,310
	Mitsui Chemicals, Inc.	797,260	17,797,372
	Mitsui Fudosan Co. Ltd.	1,778,200	15,894,084
#	Mitsui OSK Lines Ltd.	793,900	26,684,796
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	71,633,189
	MS&AD Insurance Group Holdings, Inc.	994,859	21,256,221
	NGK Insulators Ltd.	693,000	8,773,542
	NH Foods Ltd.	272,867	9,167,338
	NHK Spring Co. Ltd.	274,000	3,085,144
	Nikon Corp.	273,500	2,656,148
	Nippon Electric Glass Co. Ltd.	28,199	754,784
	Nippon Express Holdings, Inc.	925,869	20,338,508
#	Nippon Steel Corp.	1,338,293	25,772,864
	Nippon Television Holdings, Inc.	56,400	1,219,818
	Nippon Yusen KK	1,107,000	38,822,236
#*	Nissan Motor Co. Ltd.	3,482,679	7,384,322
	Nisshin Seifun Group, Inc.	425,256	4,929,490
	Niterra Co. Ltd.	373,000	12,858,686
	NOK Corp.	164,265	2,492,414
	Nomura Holdings, Inc. (8604 JP)	5,112,302	33,773,378
	Nomura Real Estate Holdings, Inc.	2,836,500	15,718,787
	Obayashi Corp.	420,882	6,197,596
	Oji Holdings Corp.	3,428,000	16,707,583
	Omron Corp.	62,352	1,607,107
	Ono Pharmaceutical Co. Ltd.	702,595	7,856,958
		Shares	Value»
JAPAN — (Continued)
	Open House Group Co. Ltd.	122,500	$5,417,001
	ORIX Corp. (8591 JP)	1,961,300	44,056,765
	Panasonic Holdings Corp.	4,415,799	41,770,448
	Resona Holdings, Inc.	4,095,139	37,282,152
	Resonac Holdings Corp.	742,924	17,865,936
	Ricoh Co. Ltd.	1,720,800	15,088,816
	Rinnai Corp.	46,600	1,150,178
	Rohm Co. Ltd.	282,165	3,550,727
	SBI Holdings, Inc.	443,699	16,482,470
	Seiko Epson Corp.	774,300	9,824,554
	Seino Holdings Co. Ltd.	411,100	6,252,740
	Sekisui Chemical Co. Ltd.	447,100	7,755,003
#	Sekisui House Ltd.	1,475,900	30,959,691
	Seven & i Holdings Co. Ltd.	1,687,600	22,247,956
	Shimamura Co. Ltd.	55,600	4,025,803
	Shimizu Corp.	194,826	2,158,275
	Shizuoka Financial Group, Inc.	745,600	8,819,093
	SoftBank Group Corp.	1,720,400	131,367,909
	Sojitz Corp.	655,840	15,608,902
	Stanley Electric Co. Ltd.	456,100	8,601,819
	Subaru Corp.	1,980,284	36,428,930
#	SUMCO Corp.	518,073	4,051,745
	Sumitomo Chemical Co. Ltd.	1,234,388	3,087,315
	Sumitomo Corp.	1,500,200	38,344,741
	Sumitomo Electric Industries Ltd.	2,995,700	74,337,358
	Sumitomo Forestry Co. Ltd.	1,795,800	18,039,967
	Sumitomo Heavy Industries Ltd.	313,223	6,936,805
	Sumitomo Metal Mining Co. Ltd.	204,664	4,501,645
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	138,716,023
	Sumitomo Mitsui Trust Group, Inc.	1,091,587	28,615,680
	Sumitomo Realty & Development Co. Ltd.	909,400	33,219,624
	Sumitomo Rubber Industries Ltd.	706,155	8,070,977
	Suntory Beverage & Food Ltd.	35,300	1,065,909
	Suzuken Co. Ltd.	117,500	4,441,168
	Suzuki Motor Corp.	2,035,300	22,363,007
	T&D Holdings, Inc.	63,200	1,543,263

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Cement Corp.	330,146	$8,067,730
#	Takashimaya Co. Ltd.	764,024	5,904,537
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,781,871	76,417,391
	TBS Holdings, Inc.	65,400	2,151,276
	Tokyo Century Corp.	487,500	5,579,313
	Tokyo Tatemono Co. Ltd.	870,300	14,564,352
	Tokyu Fudosan Holdings Corp.	2,665,000	18,792,659
	TOPPAN Holdings, Inc.	587,100	15,821,303
	Toray Industries, Inc.	2,424,400	16,582,546
	Tosoh Corp.	958,800	14,434,188
	TOTO Ltd.	118,300	3,011,468
	Toyo Seikan Group Holdings Ltd.	385,349	7,980,884
	Toyo Tire Corp.	346,166	7,332,160
	Toyoda Gosei Co. Ltd.	173,000	3,650,997
	Toyota Boshoku Corp.	203,800	2,896,101
	Toyota Industries Corp.	158,900	16,991,587
	Toyota Motor Corp. (7203 JP)	8,744,638	155,546,138
#	Toyota Motor Corp. (TM US), Sponsored ADR	68,764	12,306,693
	Toyota Tsusho Corp.	1,509,900	34,604,396
	Yamada Holdings Co. Ltd.	530,328	1,616,292
	Yamaguchi Financial Group, Inc.	157,706	1,785,040
	Yamaha Corp.	28,000	201,799
	Yamaha Motor Co. Ltd.	3,260,100	23,579,719
	Yamato Holdings Co. Ltd.	300,600	4,346,431
	Yamato Kogyo Co. Ltd.	72,400	4,062,621
	Yokohama Rubber Co. Ltd.	564,500	16,140,130
TOTAL JAPAN			2,954,117,926
NETHERLANDS — (4.3%)
Ω	ABN AMRO Bank NV	682,217	19,721,825
	Aegon Ltd. (AGN NA)	2,863,375	20,463,189
	Akzo Nobel NV	354,520	22,264,326
	ArcelorMittal SA (MT NA)	317,689	9,904,316
#	ArcelorMittal SA (MT US)	640,003	20,243,298
	ASR Nederland NV	614,474	40,815,766
	Coca-Cola Europacific Partners PLC	96,373	9,458,504
	HAL Trust	5,035	714,456
	Havas NV	546,690	878,162
		Shares	Value»
NETHERLANDS — (Continued)
	Heineken NV	602,507	$47,291,772
	ING Groep NV (INGA NA)	4,971,616	115,865,635
	JDE Peet's NV	113,610	3,369,112
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	158,130,281
	Koninklijke KPN NV	7,233,183	32,314,231
#	Koninklijke Philips NV (PHG US)	630,121	16,509,170
#	Koninklijke Philips NV (PHIA NA)	917,643	23,964,550
	NN Group NV	951,548	64,073,053
	Prosus NV (PRX NA)	106,735	6,097,316
TOTAL NETHERLANDS			612,078,962
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,831,442	12,561,539
	Chorus Ltd. (CNU NZ)	34,188	175,427
*	Fletcher Building Ltd. (FBU NZ)	1,880,481	3,354,618
	Fonterra Co-Operative Group Ltd.	293,628	1,208,223
#	Infratil Ltd.	460,455	3,144,034
	Mercury NZ Ltd.	556,603	2,028,147
#	Meridian Energy Ltd.	175,868	591,247
	Summerset Group Holdings Ltd.	156,142	1,051,342
TOTAL NEW ZEALAND			24,114,577
NORWAY — (0.8%)
	Aker BP ASA	622,602	14,977,695
	Austevoll Seafood ASA	156,937	1,444,150
#Ω	Bw Lpg Ltd.	7,614	101,723
#Ω	BW LPG Ltd.	280,178	3,724,603
#*	Cadeler AS (CADLR NO)	42,109	221,673
#	DNB Bank ASA	1,058,098	26,769,597
	Equinor ASA	891,941	22,911,796
	Golden Ocean Group Ltd.	111,131	917,059
	Hafnia Ltd.	292,039	1,604,925
#	Leroy Seafood Group ASA	24,093	109,601
	Norsk Hydro ASA	2,197,036	13,021,812
	Sparebank 1 Oestlandet	1,244	23,182
	SpareBank 1 Sor-Norge ASA	354,504	6,208,940
	Stolt-Nielsen Ltd.	115,466	3,378,802
	Subsea 7 SA	573,605	11,115,871
	TGS ASA	38,453	282,508
	Wallenius Wilhelmsen ASA	540,692	4,837,128

The DFA International Value Series
CONTINUED
	Shares	Value»
NORWAY — (Continued)
Wilh Wilhelmsen Holding ASA, Class A	10,461	$482,735
Yara International ASA	150,692	5,570,652
TOTAL NORWAY		117,704,452
PORTUGAL — (0.1%)
EDP Renovaveis SA	326,297	3,830,958
Galp Energia SGPS SA	454,681	8,682,240
TOTAL PORTUGAL		12,513,198
SINGAPORE — (1.0%)
CapitaLand Investment Ltd.	2,461,400	5,242,295
City Developments Ltd.	131,500	622,544
Genting Singapore Ltd.	4,677,000	2,638,218
Hongkong Land Holdings Ltd.	1,354,700	8,183,378
# Jardine Cycle & Carriage Ltd.	218,200	4,418,507
Keppel Ltd.	5,705,800	37,069,652
Oversea-Chinese Banking Corp. Ltd.	1,793,200	23,238,362
Seatrium Ltd.	3,882,814	6,748,178
Singapore Airlines Ltd.	390,500	2,039,645
United Overseas Bank Ltd.	1,606,700	44,638,524
UOL Group Ltd.	974,274	5,150,199
Wilmar International Ltd.	4,242,600	9,602,516
TOTAL SINGAPORE		149,592,018
SOUTH AFRICA — (0.0%)
* Valterra Platinum Ltd.	62,109	2,772,419
SPAIN — (3.5%)
Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	5,196,536	86,669,157
Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	3,697
Banco de Sabadell SA	862,269	3,182,549
Banco Santander SA (SAN SM)	32,206,048	276,675,127
CaixaBank SA	7,948,554	74,782,422
Mapfre SA	282,299	1,149,685
Repsol SA (REP SM)	4,193,907	63,586,974
TOTAL SPAIN		506,049,611
		Shares	Value»
SWEDEN — (2.2%)
*	Asmodee Group AB, Class B	7,331	$92,324
	Billerud Aktiebolag	380,371	3,229,624
*	Boliden AB	994,756	30,448,708
	Bure Equity AB	74,784	2,207,721
	Essity AB (ESSITYB SS), Class B	1,066,654	26,301,031
	Getinge AB, Class B	217,928	4,301,521
	Hexagon AB, Class B	1,217,939	13,382,810
	Hexpol AB	152,651	1,314,476
	Holmen AB (HOLMA SS), Class A	5,562	204,367
	Holmen AB (HOLMB SS), Class B	176,174	6,547,791
	Husqvarna AB (HUSQB SS), Class B	539,616	2,922,616
	Loomis AB	311,174	12,303,602
	Pandox AB	118,934	2,116,817
	Peab AB, Class B	2,404	18,079
	Securitas AB, Class B	1,090,191	16,179,889
*Ω	Sinch AB	17,862	61,319
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	51,361,923
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	256,317
	Skanska AB, Class B	735,929	17,166,642
#	SKF AB (SKFB SS), Class B	1,216,239	28,329,172
	SSAB AB (SSABA SS), Class A	564,486	3,255,191
#	SSAB AB (SSABB SS), Class B	1,830,262	10,344,038
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	434,213
	Svenska Cellulosa AB SCA (SCAB SS), Class B	603,227	7,565,159
	Svenska Handelsbanken AB (SHBA SS), Class A	1,347,720	16,421,127
#	Svenska Handelsbanken AB (SHBB SS), Class B	40,612	793,571
	Swedbank AB, Class A	1,001,439	26,666,344
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	53,095	385,660
#	Telia Co. AB	4,570,592	16,142,006
	Trelleborg AB, Class B	526,013	19,112,568
	Vitrolife AB	10,747	157,927

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Volvo Car AB, Class B	916,701	$1,753,112
TOTAL SWEDEN			321,777,665
SWITZERLAND — (9.0%)
	Alcon AG	598,395	52,448,372
	Baloise Holding AG	100,891	24,180,031
	Banque Cantonale Vaudoise	12,011	1,389,964
	Cie Financiere Richemont SA, Class A	697,933	113,955,834
	DSM-Firmenich AG	174,413	16,757,506
	Helvetia Holding AG	16,236	3,904,457
	Holcim AG (HOLN SW)	1,323,271	105,530,756
	Julius Baer Group Ltd.	495,321	33,515,532
	Lonza Group AG	98,153	68,409,587
	Novartis AG (NOVN SW)	1,103,303	125,651,918
	Novartis AG (NVS US), Sponsored ADR	274,150	31,181,821
	Sandoz Group AG (SDZ SW)	305,284	17,458,865
	Sandoz Group AG (SDZNY US), ADR	275,714	15,718,455
	Swiss Life Holding AG	87,340	90,466,558
	Swiss Prime Site AG	93,913	12,988,985
	Swiss Re AG	702,212	125,696,901
	Swisscom AG	94,854	65,907,815
#*	UBS Group AG (UBS US)	102,122	3,812,192
	UBS Group AG (UBSG SW)	4,284,505	159,229,375
	Zurich Insurance Group AG	326,832	222,934,130
TOTAL SWITZERLAND			1,291,139,054
UNITED KINGDOM — (12.5%)
	Anglo American PLC	782,382	22,014,737
	Associated British Foods PLC	225,802	6,538,207
	Barclays PLC (BARC LN)	7,305,202	35,707,960
	Barclays PLC (BCS US), Sponsored ADR	1,405,162	27,569,278
	Barratt Redrow PLC	2,000,314	9,850,446
	BP PLC (BP LN)	7,962,719	42,682,402
	BP PLC (BP US), Sponsored ADR	2,810,520	90,358,218
	British American Tobacco PLC (BATS LN)	2,418,176	129,559,404
		Shares	Value»
UNITED KINGDOM — (Continued)
#	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	$8,596,047
	BT Group PLC	30,893,447	84,371,130
	Centrica PLC	2,587,352	5,624,263
	Glencore PLC	12,424,778	49,864,630
	HSBC Holdings PLC (HSBA LN)	11,272,844	137,336,729
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,129,759	130,554,226
	J Sainsbury PLC	4,830,183	19,313,932
	Kingfisher PLC	6,401,753	22,763,375
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	145,489,558
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	7,784,921
	NatWest Group PLC (NWG LN)	16,850,471	116,968,821
#	NatWest Group PLC (NWG US), Sponsored ADR	430,402	6,017,020
#	Pearson PLC (PSO US), Sponsored ADR	268,160	3,815,917
	Shell PLC (SHEL LN)	307,658	11,055,106
	Shell PLC (SHEL US), ADR	8,154,062	588,804,817
	Standard Chartered PLC	3,879,521	69,548,013
	Vodafone Group PLC (VOD LN)	26,112,206	28,310,768
TOTAL UNITED KINGDOM			1,800,499,925
UNITED STATES — (0.7%)
*	Amrize Ltd.	1,323,271	66,892,591
#*	Flutter Entertainment PLC	2,096	634,664
#	International Paper Co.	543,750	26,982,263
	Smurfit WestRock PLC	15,884	704,932
TOTAL UNITED STATES			95,214,450
TOTAL COMMON STOCKS			14,115,259,218
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 5.636%	130,148	11,378,240
	Henkel AG & Co. KGaA, 3.029%	371,723	28,644,638

The DFA International Value Series
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Volkswagen AG, 6.912%	337,836	$35,326,059
TOTAL GERMANY		75,348,937
TOTAL INVESTMENT SECURITIES (Cost $9,419,317,346)		14,190,608,155

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	16,597,196	$191,979,770
TOTAL INVESTMENTS — (100.0%)
(Cost $9,611,296,650)^^			$14,382,587,925
As of July 31, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	430	09/19/25	$135,152,589	$137,046,375	$1,893,786
Total Futures Contracts			$135,152,589	$137,046,375	$1,893,786
As of July 31, 2025, the value of Rule 144A securities amounted to $68,762,140 or 0.5% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$821,552,253	—	$821,552,253
Austria	—	24,453,860	—	24,453,860
Belgium	—	118,417,928	—	118,417,928
Canada	$1,547,353,049	—	—	1,547,353,049
Denmark	—	356,490,021	—	356,490,021
Finland	5,430,700	76,186,532	—	81,617,232
France	3,089,898	1,455,565,481	—	1,458,655,379
Germany	34,370,140	1,129,118,597	—	1,163,488,737
Hong Kong	—	180,462,148	—	180,462,148
Ireland	—	29,027,688	—	29,027,688
Israel	—	149,964,549	—	149,964,549
Italy	11,265,577	284,936,540	—	296,202,117
Japan	19,828,003	2,934,289,923	—	2,954,117,926
Netherlands	36,752,468	575,326,494	—	612,078,962
New Zealand	—	24,114,577	—	24,114,577
Norway	101,723	117,602,729	—	117,704,452
Portugal	—	12,513,198	—	12,513,198
Singapore	—	149,592,018	—	149,592,018
South Africa	2,772,419	—	—	2,772,419
Spain	3,697	506,045,914	—	506,049,611
Sweden	—	321,777,665	—	321,777,665
Switzerland	59,449,818	1,231,689,236	—	1,291,139,054
United Kingdom	863,500,444	936,999,481	—	1,800,499,925
United States	67,597,523	27,616,927	—	95,214,450

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$75,348,937	—	$75,348,937
Securities Lending Collateral	—	191,979,770	—	191,979,770
Total Investments in Securities	$2,651,515,459	$11,731,072,466	—	$14,382,587,925
Financial Instruments
Assets
Futures Contracts**	$1,893,786	—	—	1,893,786
Total Financial Instruments	$1,893,786	—	—	$1,893,786
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (1.8%)
	Akatsuki, Inc.	41,100	$810,956
#	AlphaPolis Co. Ltd.	37,400	347,206
#	Amuse, Inc.	25,579	276,619
	Anycolor, Inc.	100,200	3,122,517
#	Asahi Net, Inc.	89,000	403,115
	Atrae, Inc.	91,800	466,094
	Avex, Inc.	58,885	498,200
#*	Bank of Innovation, Inc.	6,200	487,470
#	Bushiroad, Inc.	107,000	474,861
#	Ceres, Inc.	41,400	655,000
	COLOPL, Inc.	201,400	697,957
#*	Cover Corp.	105,900	1,496,345
	Daiichikosho Co. Ltd.	184,535	1,981,192
#	Digital Holdings, Inc.	30,900	250,142
	Fibergate, Inc.	13,400	62,537
	Freebit Co. Ltd.	65,800	655,833
*	GA Technologies Co. Ltd.	52,800	702,744
*	Geniee, Inc.	13,500	135,597
	giftee, Inc.	73,900	685,763
	GREE Holdings, Inc.	377,400	1,233,868
#	IG Port, Inc.	46,300	512,273
#	i-mobile Co. Ltd.	157,700	644,249
	Intage Holdings, Inc.	62,300	805,798
#	IPS, Inc.	25,499	464,953
#	ITmedia, Inc.	48,300	529,224
#*	Japan Communications, Inc.	426,700	453,659
#	Kamakura Shinsho Ltd.	102,200	375,547
	LIFULL Co. Ltd.	257,300	339,670
#	Macbee Planet, Inc.	20,000	347,740
	MarkLines Co. Ltd.	63,300	828,341
#	Marvelous, Inc.	142,900	512,989
	Members Co. Ltd.	5,500	41,365
	MIXI, Inc.	204,800	4,686,795
#	MTI Ltd.	6,500	39,897
#*	NexTone, Inc.	33,300	404,701
	Okinawa Cellular Telephone Co.	155,400	5,276,161
	Port, Inc.	43,700	548,752
	PR Times Corp.	10,274	195,556
	Rakumachi, Inc.	6,300	41,579
	Septeni Holdings Co. Ltd.	80,800	236,989
	Sharingtechnology, Inc.	92,200	738,939
	SKY Perfect JSAT Holdings, Inc.	879,800	8,331,925
	Synchro Food Co. Ltd.	45,500	179,120
	Toei Co. Ltd.	15,000	518,083
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Tohokushinsha Film Corp.	284,400	$1,283,896
#	Tow Co. Ltd.	92,400	194,030
	TV Asahi Holdings Corp.	98,100	1,843,259
	Tv Tokyo Holdings Corp.	58,800	1,425,191
	U-Next Holdings Co. Ltd.	315,200	4,238,841
	ValueCommerce Co. Ltd.	122,300	653,102
	Vector, Inc.	121,000	886,320
	Vision, Inc.	201,500	1,479,834
	Wowow, Inc.	8,500	81,588
	Zenrin Co. Ltd.	143,050	1,045,572
#	ZIGExN Co. Ltd.	243,735	817,347
TOTAL COMMUNICATION SERVICES			56,447,301
CONSUMER DISCRETIONARY — (16.2%)
#	&Do Holdings Co. Ltd.	41,600	299,649
	AB & Company Co. Ltd.	2,500	15,884
#	Adastria Co. Ltd.	142,220	2,824,401
#*	Adventure, Inc.	11,300	249,413
#	Aeon Fantasy Co. Ltd.	38,232	909,006
#	Aeon Kyushu Co. Ltd.	5,500	109,643
	Ahresty Corp.	78,198	412,747
	Ainavo Holdings Co. Ltd.	11,200	53,172
	Airtrip Corp.	15,600	94,362
	Aisan Industry Co. Ltd.	202,200	2,235,395
#*	Akebono Brake Industry Co. Ltd.	283,801	198,456
#	Alleanza Holdings Co. Ltd.	69,600	487,150
	Alpen Co. Ltd.	78,617	1,255,386
	Alpha Corp.	5,700	45,315
#	Amiyaki Tei Co. Ltd.	68,942	695,845
	AOKI Holdings, Inc.	165,700	1,883,422
	Aoyama Trading Co. Ltd.	182,000	2,760,836
	Arata Corp.	153,200	3,266,725
	ARCLANDS Corp.	246,377	2,844,731
	Asahi Co. Ltd.	78,500	698,703
	Ashimori Industry Co. Ltd.	25,599	479,661
	ASKUL Corp.	156,500	1,563,093
	Asti Corp.	4,600	58,610
#*	Atsugi Co. Ltd.	8,900	68,172
	Aucnet, Inc.	129,200	1,442,799

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Autobacs Seven Co. Ltd.	347,600	$3,391,218
	Avantia Co. Ltd.	4,400	24,330
	Beauty Garage, Inc.	33,900	382,342
	Belluna Co. Ltd.	231,200	1,467,316
#	Bic Camera, Inc.	452,100	4,720,520
#	Bookoff Group Holdings Ltd.	66,600	631,626
#	BRONCO BILLY Co. Ltd.	11,100	297,894
	BuySell Technologies Co. Ltd.	4,000	76,021
	Casio Computer Co. Ltd.	309,600	2,452,761
	Central Automotive Products Ltd.	241,500	3,083,629
#	Central Sports Co. Ltd.	32,786	545,367
#	Chikaranomoto Holdings Co. Ltd.	33,900	322,287
#	Chiyoda Co. Ltd.	17,700	141,347
#	Chofu Seisakusho Co. Ltd.	76,400	1,012,363
#	Choushimaru Co. Ltd.	8,700	90,512
#	Chuo Spring Co. Ltd.	50,800	1,021,785
	Cleanup Corp.	80,400	385,584
#	Colowide Co. Ltd.	344,500	4,447,550
#	Corona Corp.	45,400	284,318
#	Create Restaurants Holdings, Inc.	671,300	6,830,114
	Curves Holdings Co. Ltd.	254,800	1,258,398
#	Daido Metal Co. Ltd.	86,500	394,971
#	Daikoku Denki Co. Ltd.	41,600	610,304
	Daikyonishikawa Corp.	34,351	162,159
	Daimaruenawin Co. Ltd.	2,400	28,815
	Dainichi Co. Ltd.	19,700	101,543
#	Daisyo Corp.	9,100	71,519
	DCM Holdings Co. Ltd.	620,900	5,902,988
#*	DD GROUP Co. Ltd.	60,200	672,524
#*	Demae-Can Co. Ltd.	11,700	13,733
	Doshisha Co. Ltd.	130,800	2,181,854
	Doutor Nichires Holdings Co. Ltd.	150,486	2,499,614
	Eagle Industry Co. Ltd.	146,600	2,344,303
#	EAT&HOLDINGS Co. Ltd.	30,600	423,950
	EDION Corp.	462,300	6,147,135
	ES-Con Japan Ltd.	194,100	1,249,245
	Eslead Corp.	47,700	1,469,728
#	Eternal Hospitality Group Co. Ltd.	38,300	773,131
	Exedy Corp.	223,900	7,028,685
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Fast Fitness Japan, Inc.	14,200	$143,351
	FCC Co. Ltd.	202,600	4,066,599
#	First Juken Co. Ltd.	9,700	66,957
#	FJ Next Holdings Co. Ltd.	98,200	790,901
#	Foster Electric Co. Ltd.	59,100	737,609
	Fuji Corp. Ltd.	125,900	577,319
	Fuji Kyuko Co. Ltd.	8,499	119,528
	Fujibo Holdings, Inc.	57,700	2,273,325
	Fujikura Composites, Inc.	103,100	1,087,836
#	Fujio Food Group, Inc.	53,000	397,445
	Fujishoji Co. Ltd.	24,600	172,431
	Fujita Kanko, Inc.	40,100	2,790,219
#	FuKoKu Co. Ltd.	63,900	741,557
	Furyu Corp.	56,400	393,347
	Futaba Industrial Co. Ltd.	232,800	1,251,702
#	Gakkyusha Co. Ltd.	47,600	737,105
#	Gamecard-Joyco Holdings, Inc.	10,400	172,727
	Genki Global Dining Concepts Corp.	55,700	1,280,210
	Geo Holdings Corp.	124,100	1,349,138
#	Gift Holdings, Inc.	51,200	1,179,072
	GLOBERIDE, Inc.	98,698	1,476,785
*	Gokurakuyu Holdings Co. Ltd.	3,400	10,945
	Goldwin, Inc.	27,099	1,395,347
	Gourmet Kineya Co. Ltd.	1,800	11,648
#	Greens Co. Ltd.	36,400	494,785
#	GSI Creos Corp.	63,184	886,864
	G-Tekt Corp.	107,700	1,327,131
	Gunze Ltd.	163,400	4,140,145
	Hagihara Industries, Inc.	57,100	595,737
#	Hamee Corp.	8,500	71,405
	Happinet Corp.	99,200	3,727,738
	Hard Off Corp. Co. Ltd.	58,800	679,256
	Heiwa Corp.	321,200	4,450,078
	Hiday Hidaka Corp.	131,700	2,962,103
	HI-LEX Corp.	78,080	1,282,624
	Himaraya Co. Ltd.	14,200	82,293
#	HIS Co. Ltd.	227,899	2,145,860
#	H-One Co. Ltd.	82,700	772,680
#	Honeys Holdings Co. Ltd.	84,640	830,332
	Hoosiers Holdings Co. Ltd.	177,700	1,590,500
#	Hotland Holdings Co. Ltd.	62,200	820,446
#	IBJ, Inc.	60,500	346,599
#	Ichibanya Co. Ltd.	210,390	1,358,894
	Ichikoh Industries Ltd.	164,500	415,468

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	IDOM, Inc.	332,500	$2,147,728
#	IKK Holdings, Inc.	25,800	135,630
	Imasen Electric Industrial	21,300	101,175
#	Istyle, Inc.	375,398	1,421,619
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	155,100	3,265,103
#*	Jade Group, Inc.	29,200	267,338
	JANOME Corp.	70,200	532,954
#	Japan Eyewear Holdings Co. Ltd.	2,500	34,682
	Japan Wool Textile Co. Ltd.	302,200	2,791,088
	JINS Holdings, Inc.	50,600	2,682,889
	Joshin Denki Co. Ltd.	80,200	1,309,013
	Joyful Honda Co. Ltd.	217,300	2,999,078
#	JP-Holdings, Inc.	248,100	889,147
	JTEKT Corp.	861,958	7,448,921
	JVCKenwood Corp.	904,200	7,150,339
#	Kappa Create Co. Ltd.	96,800	971,447
	Kawai Musical Instruments Manufacturing Co. Ltd.	30,600	529,677
	King Co. Ltd.	26,400	144,703
#	Kintetsu Department Store Co. Ltd.	25,600	311,318
	Ki-Star Real Estate Co. Ltd.	49,199	1,574,417
#*	KNT-CT Holdings Co. Ltd.	23,100	158,703
	Kohnan Shoji Co. Ltd.	143,100	3,695,148
#	Kojima Co. Ltd.	110,300	880,807
#	Komatsu Matere Co. Ltd.	154,799	788,817
	KOMEDA Holdings Co. Ltd.	268,800	5,361,066
#	Komehyo Holdings Co. Ltd.	39,100	756,358
	Komeri Co. Ltd.	177,400	3,654,497
	Koshidaka Holdings Co. Ltd.	214,600	1,938,914
#*	Kourakuen Corp.	14,400	97,490
	K's Holdings Corp.	700,000	7,002,308
	KU Holdings Co. Ltd.	115,500	890,717
	Kura Sushi, Inc.	56,197	1,543,584
#	Kurabo Industries Ltd.	90,100	4,781,888
	Kushikatsu Tanaka Holdings Co.	15,000	193,022
	KYB Corp.	203,000	4,363,340
#	Kyoritsu Maintenance Co. Ltd.	324,100	7,803,096
#	LEC, Inc.	142,200	1,061,262
#	LITALICO, Inc.	106,300	996,136
#	Look Holdings, Inc.	37,100	595,609
#	Mamiya-Op Co. Ltd.	6,200	62,129
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Mars Group Holdings Corp.	56,600	$1,112,751
#	Maruchiyo Yamaokaya Corp.	27,500	1,124,658
#	Maruzen CHI Holdings Co. Ltd.	45,000	95,959
	Matsuoka Corp.	10,100	121,935
#	Matsuya Co. Ltd.	158,700	1,173,419
	Matsuyafoods Holdings Co. Ltd.	28,400	1,182,124
#	Media Do Co. Ltd.	28,683	332,498
#	Meiwa Estate Co. Ltd.	73,200	504,442
*	Mercari, Inc.	573,500	8,749,819
	Mikuni Corp.	14,000	27,904
	Mitsuba Corp.	142,190	805,437
	Mizuno Corp.	282,400	5,144,234
	Monogatari Corp.	169,700	4,404,530
#	Morito Co. Ltd.	107,800	1,099,355
	MOS Food Services, Inc.	30,900	782,919
#	MrMax Holdings Ltd.	111,525	632,093
#	Murakami Corp.	31,800	1,382,244
	Musashi Seimitsu Industry Co. Ltd.	263,700	5,677,290
#	Nafco Co. Ltd.	50,200	622,856
	Nagase Brothers, Inc.	8,600	109,514
#	New Art Holdings Co. Ltd.	39,747	366,329
#	Nextage Co. Ltd.	206,100	2,558,273
	NHK Spring Co. Ltd.	463,535	5,219,242
	Nichirin Co. Ltd.	61,160	1,437,272
	Nifco, Inc.	211,300	5,155,721
#	Nihon House Holdings Co. Ltd.	83,900	171,464
	Nihon Tokushu Toryo Co. Ltd.	64,200	868,907
#	Nihon Trim Co. Ltd.	15,600	469,876
	Nippon Felt Co. Ltd.	12,300	41,879
	Nippon Seiki Co. Ltd.	203,900	2,089,120
	Nishikawa Rubber Co. Ltd.	68,200	1,289,401
#	Nishimatsuya Chain Co. Ltd.	175,400	2,583,976
#	Nissan Shatai Co. Ltd.	376,600	2,598,331
#	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	547,453
	Nojima Corp.	379,300	8,670,830
	NOK Corp.	186,080	2,823,416
	Noritsu Koki Co. Ltd.	322,200	3,368,821
	Noritz Corp.	142,100	1,803,001
	NPR-RIKEN Corp.	99,898	1,680,644
#	Ohashi Technica, Inc.	61,000	867,930
	Ohsho Food Service Corp.	203,400	5,032,307
	Onward Holdings Co. Ltd.	213,100	867,178
#	Ootoya Holdings Co. Ltd.	9,600	337,499

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Optimus Group Co. Ltd.	14,300	$34,540
#	Ozu Corp.	19,700	214,782
	Pacific Industrial Co. Ltd.	239,900	3,272,843
	PAL GROUP Holdings Co. Ltd.	236,700	7,744,799
	PALTAC Corp.	126,100	3,608,603
*	PIA Corp.	2,700	53,281
#	Piolax, Inc.	155,800	1,805,876
#	Press Kogyo Co. Ltd.	390,600	1,544,715
#	QB Net Holdings Co. Ltd.	49,583	392,103
#	Raccoon Holdings, Inc.	82,600	366,155
#	Renaissance, Inc.	6,700	50,819
	Resol Holdings Co. Ltd.	1,200	41,092
	Resorttrust, Inc.	914,528	11,328,688
#	Rhythm Co. Ltd.	34,000	680,071
	Ride On Express Holdings Co. Ltd.	12,300	81,256
#	Ringer Hut Co. Ltd.	83,900	1,258,752
#	Riso Kyoiku Co. Ltd.	209,965	300,308
#	Rock Field Co. Ltd.	90,200	916,556
	Roland Corp.	27,800	581,065
	Round One Corp.	860,314	8,834,686
	Royal Holdings Co. Ltd.	124,200	2,192,513
#	Sac's Bar Holdings, Inc.	41,929	225,882
#	Saizeriya Co. Ltd.	136,600	4,792,200
#	San Holdings, Inc.	101,100	1,067,967
	Sangetsu Corp.	264,250	5,259,116
	Sankyo Seiko Co. Ltd.	155,500	635,880
	Sanoh Industrial Co. Ltd.	115,900	535,478
#	Sanyo Shokai Ltd.	37,299	736,727
	Scroll Corp.	181,700	1,312,595
	Seiko Group Corp.	162,781	4,525,130
#	Seiren Co. Ltd.	257,000	4,198,441
#*	Senshukai Co. Ltd.	90,600	145,406
	Seria Co. Ltd.	201,923	3,718,729
#	SFP Holdings Co. Ltd.	39,100	572,961
*	Sharp Corp.	261,900	1,238,152
	Shikibo Ltd.	12,226	80,540
	Shoei Co. Ltd.	293,600	3,515,553
	Soft99 Corp.	81,400	866,788
	Sotoh Co. Ltd.	30,100	156,086
	SPK Corp.	48,600	768,080
	Sprix, Inc.	15,700	114,547
	SRS Holdings Co. Ltd.	102,400	868,943
#	St. Marc Holdings Co. Ltd.	63,800	1,014,504
	Stanley Electric Co. Ltd.	218,200	4,115,143
#	Step Co. Ltd.	58,700	903,005
#	Suminoe Co. Ltd.	16,400	121,833
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Sumitomo Riko Co. Ltd.	213,598	$2,704,907
	Sumitomo Rubber Industries Ltd.	216,000	2,468,765
#*	Suncall Corp.	13,900	35,292
	Syuppin Co. Ltd.	92,200	769,831
	T RAD Co. Ltd.	20,800	679,082
	Tachikawa Corp.	60,400	674,918
	Tachi-S Co. Ltd.	147,640	1,748,378
	Taiho Kogyo Co. Ltd.	46,901	196,933
	Takashimaya Co. Ltd.	928,698	7,177,173
	Take & Give Needs Co. Ltd.	21,568	128,444
#	Tama Home Co. Ltd.	80,200	1,891,418
	Tamron Co. Ltd.	824,800	4,956,485
#	Temairazu, Inc.	11,400	226,028
	Tigers Polymer Corp.	33,300	192,867
#	Toa Corp. (6809 JP)	105,817	731,796
	Tokai Rika Co. Ltd.	297,000	4,755,224
	Token Corp.	39,250	3,625,978
	Tokyo Base Co. Ltd.	59,200	189,034
#	Tokyo Individualized Educational Institute, Inc.	19,045	45,880
	Tokyotokeiba Co. Ltd.	86,300	2,974,071
	Tomy Co. Ltd.	340,493	7,195,574
	Topre Corp.	186,100	2,549,532
	Toridoll Holdings Corp.	172,300	5,068,484
#	Tosho Co. Ltd.	63,201	284,693
	Toyo Tire Corp.	286,488	6,068,118
	Toyoda Gosei Co. Ltd.	292,599	6,175,017
	Toyota Boshoku Corp.	430,200	6,113,360
	TPR Co. Ltd.	114,562	1,602,153
#	Treasure Factory Co. Ltd.	65,200	749,622
	TS Tech Co. Ltd.	429,586	5,158,124
	TSI Holdings Co. Ltd.	264,895	1,852,837
	Tsuburaya Fields Holdings, Inc.	144,500	2,199,457
	Tsutsumi Jewelry Co. Ltd.	23,900	354,523
	Unipres Corp.	90,397	640,362
	United Arrows Ltd.	130,000	1,886,609
*	Universal Entertainment Corp.	22,801	152,300
#	VT Holdings Co. Ltd.	407,900	1,258,219
	Wacoal Holdings Corp.	176,200	6,368,019
#	Waseda Academy Co. Ltd.	46,300	791,135
	WATAMI Co. Ltd.	104,100	699,342
	Weds Co. Ltd.	5,200	21,398
	Workman Co. Ltd.	6,266	268,205
	World Co. Ltd.	97,500	1,791,019
	Xebio Holdings Co. Ltd.	25,396	187,737
	Yagi & Co. Ltd.	10,400	206,049

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Yamada Holdings Co. Ltd.	541,900	$1,651,560
	Yamae Group Holdings Co. Ltd.	46,800	803,902
	Yellow Hat Ltd.	409,200	4,331,656
#	Yondoshi Holdings, Inc.	5,920	68,041
	Yonex Co. Ltd.	238,000	4,673,235
#	Yorozu Corp.	35,092	219,948
#	Yoshinoya Holdings Co. Ltd.	346,800	7,516,393
#	Yossix Holdings Co. Ltd.	25,200	434,774
	Yutaka Giken Co. Ltd.	7,800	140,277
	Zojirushi Corp.	22,700	270,810
TOTAL CONSUMER DISCRETIONARY			514,086,285
CONSUMER STAPLES — (7.8%)
#	Aeon Hokkaido Corp.	212,400	1,262,290
#	AFC-HD AMS Life Science Co. Ltd.	40,700	239,086
	Ain Holdings, Inc.	102,600	3,949,052
#	Albis Co. Ltd.	19,813	436,046
	Almado, Inc.	5,600	41,374
	Arcs Co. Ltd.	224,000	4,507,245
#	Artnature, Inc.	63,700	338,277
	Axial Retailing, Inc.	348,000	2,633,472
	Belc Co. Ltd.	64,700	3,095,288
	Bourbon Corp.	50,000	870,505
#	Bull-Dog Sauce Co. Ltd.	3,000	40,567
	Calbee, Inc.	156,199	2,866,668
	Cawachi Ltd.	69,200	1,265,202
	Chubu Shiryo Co. Ltd.	130,295	1,447,190
	Chuo Gyorui Co. Ltd.	9,200	233,961
	Coca-Cola Bottlers Japan Holdings, Inc.	230,079	3,517,988
#	Como Co. Ltd.	2,600	55,175
#	Cota Co. Ltd.	135,245	1,273,039
	Create SD Holdings Co. Ltd.	119,553	2,726,208
#	Daikokutenbussan Co. Ltd.	30,900	1,467,726
	Delica Foods Holdings Co. Ltd.	3,200	12,715
#	DyDo Group Holdings, Inc.	92,300	1,630,036
	Earth Corp.	17,500	565,472
	Ebara Foods Industry, Inc.	28,700	481,807
#	Eco's Co. Ltd.	42,500	695,439
	Ensuiko Sugar Refining Co. Ltd.	44,500	116,537
	Ezaki Glico Co. Ltd.	239,700	7,401,517
	Feed One Co. Ltd.	103,248	740,843
#	Fuji Co. Ltd.	25,500	343,102
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Fuji Oil Co. Ltd.	221,300	$4,164,232
#	Fujicco Co. Ltd.	89,400	961,496
#	Fujiya Co. Ltd.	53,500	876,117
	G-7 Holdings, Inc.	139,700	1,210,888
	Genky DrugStores Co. Ltd.	98,200	2,899,404
	H2O Retailing Corp.	474,487	6,269,889
	HABA Laboratories, Inc.	500	5,470
	Hagoromo Foods Corp.	17,700	385,910
	Halows Co. Ltd.	55,200	1,812,375
#	Heiwado Co. Ltd.	175,200	3,380,462
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	850,657
	Hokuto Corp.	97,600	1,193,076
	House Foods Group, Inc.	148,500	2,746,141
#	Ichimasa Kamaboko Co. Ltd.	29,300	144,211
#	Imuraya Group Co. Ltd.	36,203	592,491
#	I-NE Co. Ltd.	6,000	67,158
	Ito En Ltd.	267,798	5,816,236
	Itochu-Shokuhin Co. Ltd.	34,700	2,330,095
	Itoham Yonekyu Holdings, Inc.	136,680	4,610,633
	Iwatsuka Confectionery Co. Ltd.	17,400	340,839
#	JM Holdings Co. Ltd.	64,700	1,235,692
	J-Oil Mills, Inc.	93,224	1,280,560
	Kadoya Sesame Mills, Inc.	7,000	180,326
	Kagome Co. Ltd.	369,400	7,058,871
#	Kakiyasu Honten Co. Ltd.	45,900	828,730
#	Kameda Seika Co. Ltd.	74,399	1,989,725
	Kaneko Seeds Co. Ltd.	42,200	384,720
#	Kanemi Co. Ltd.	1,200	26,067
#	Kanro, Inc.	81,000	1,011,780
	Kato Sangyo Co. Ltd.	139,300	5,287,446
	Kenko Mayonnaise Co. Ltd.	51,677	639,695
#	Kibun Foods, Inc.	37,400	273,293
	Kitoku Shinryo Co. Ltd.	700	10,550
#	Koike-ya, Inc.	600	19,156
	Kose Corp.	12,700	487,385
#	Kotobuki Spirits Co. Ltd.	389,431	5,196,429
#	Kusuri No. Aoki Holdings Co. Ltd.	262,800	6,995,211
	Kyokuyo Co. Ltd.	49,900	1,544,459
	Lacto Japan Co. Ltd.	39,700	1,050,611
	Life Corp.	202,400	3,234,831

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Lifedrink Co., Inc.	154,900	$2,313,605
	Lion Corp.	497,648	4,848,465
	Mandom Corp.	149,960	1,429,786
#	Marudai Food Co. Ltd.	84,900	1,069,392
	Maruha Nichiro Corp.	197,287	4,097,414
	Maxvalu Tokai Co. Ltd.	51,300	1,077,713
	Medical System Network Co. Ltd.	65,800	213,694
	Megmilk Snow Brand Co. Ltd.	222,800	4,210,524
	Meito Sangyo Co. Ltd.	48,800	685,361
	Milbon Co. Ltd.	141,452	2,385,463
	Ministop Co. Ltd.	19,800	263,693
	Mitsui DM Sugar Co. Ltd.	87,790	1,798,791
	Miyoshi Oil & Fat Co. Ltd.	21,400	274,033
	Morinaga & Co. Ltd.	386,498	6,169,637
	Morinaga Milk Industry Co. Ltd.	396,100	8,614,047
	Morozoff Ltd.	82,900	840,900
	Nakamuraya Co. Ltd.	12,499	257,357
#	Natori Co. Ltd.	60,600	807,660
	Nichimo Co. Ltd.	26,441	410,734
#	Nihon Chouzai Co. Ltd.	56,289	1,307,596
	Niitaka Co. Ltd.	3,360	45,602
	Nippn Corp.	293,400	4,230,882
	Nippon Beet Sugar Manufacturing Co. Ltd.	43,760	697,698
	Nisshin Oillio Group Ltd.	145,500	4,947,210
	Nissui Corp.	1,585,000	9,253,651
	Nitto Fuji Flour Milling Co. Ltd.	14,100	684,082
	Noevir Holdings Co. Ltd.	64,200	1,957,357
#	Oenon Holdings, Inc.	223,100	869,006
#	OIE Sangyo Co. Ltd.	22,000	313,099
	Okamura Foods Co. Ltd.	5,700	43,635
#	Okuwa Co. Ltd.	104,000	642,481
	OUG Holdings, Inc.	20,000	526,337
#	Pickles Holdings Co. Ltd.	43,800	287,058
	Pigeon Corp.	580,225	6,414,273
	Premium Water Holdings, Inc.	12,700	275,806
	Prima Meat Packers Ltd.	154,100	2,432,874
	Qol Holdings Co. Ltd.	102,100	1,366,487
	Retail Partners Co. Ltd.	99,500	950,146
	Riken Vitamin Co. Ltd.	134,900	2,574,293
#	Rokko Butter Co. Ltd.	52,657	428,352
	S Foods, Inc.	75,562	1,330,354
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	S&B Foods, Inc.	67,688	$1,346,938
	Sagami Rubber Industries Co. Ltd.	18,300	111,592
	Sakata Seed Corp.	79,000	1,776,342
	San-A Co. Ltd.	231,300	4,608,616
	Sato Foods Co. Ltd.	800	38,240
	Satudora Holdings Co. Ltd.	3,900	21,389
	Shimadaya Corp.	20,000	253,095
#	Shinnihonseiyaku Co. Ltd.	42,500	634,958
	Shinobu Foods Products Co. Ltd.	1,600	16,557
#	Shoei Foods Corp.	27,700	755,076
	Showa Sangyo Co. Ltd.	103,700	2,082,658
	ST Corp.	8,400	90,141
	Starzen Co. Ltd.	258,300	2,007,893
	STI Foods Holdings, Inc.	31,500	273,602
	Takara Holdings, Inc.	744,277	6,265,466
#	Toho Co. Ltd. (8142 JP)	38,300	826,126
	Torigoe Co. Ltd.	67,400	407,491
#	Transaction Co. Ltd.	86,700	1,503,851
#	United Super Markets Holdings, Inc.	266,350	1,660,480
	Valor Holdings Co. Ltd.	188,300	3,325,541
	Warabeya Nichiyo Holdings Co. Ltd.	59,860	1,070,670
#	Watahan & Co. Ltd.	81,600	851,397
	Wellneo Sugar Co. Ltd.	66,300	1,009,907
	YAKUODO Holdings Co. Ltd.	55,200	842,521
#	Yamami Co.	14,300	437,492
#	Yamatane Corp.	114,400	1,949,946
#	Yamaya Corp.	23,500	409,746
	Yamazawa Co. Ltd.	3,000	22,916
	Yaoko Co. Ltd.	43,200	2,795,791
#	Yokorei Co. Ltd.	217,500	1,514,645
#	Yomeishu Seizo Co. Ltd.	42,500	903,018
#*	Yoshimura Food Holdings KK	49,200	277,649
	Yuasa Funashoku Co. Ltd.	13,900	441,913
	Yukiguni Factory Co. Ltd.	85,782	640,446
#	Yutaka Foods Corp.	3,900	52,184
TOTAL CONSUMER STAPLES			248,219,985
ENERGY — (0.9%)
	Fuji Kosan Co. Ltd.	3,400	27,629
#	Fuji Oil Co. Ltd.	187,900	415,579

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Itochu Enex Co. Ltd.	335,400	$4,503,052
	Iwatani Corp.	437,249	4,599,153
	Japan Oil Transportation Co. Ltd.	1,400	29,112
	Japan Petroleum Exploration Co. Ltd.	793,700	5,764,379
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,761,015
#*	Nippon Coke & Engineering Co. Ltd.	816,400	505,840
	Sala Corp.	252,900	1,617,133
	San-Ai Obbli Co. Ltd.	355,900	4,797,463
	Sinanen Holdings Co. Ltd.	40,800	1,774,255
	Toyo Kanetsu KK	33,700	910,243
TOTAL ENERGY			27,704,853
FINANCIALS — (9.0%)
	77 Bank Ltd.	311,752	10,768,442
#	AEON Financial Service Co. Ltd.	461,300	4,148,250
	Aichi Financial Group, Inc.	41,800	748,830
	Aiful Corp.	1,391,600	4,111,934
#	Aizawa Securities Group Co. Ltd.	36,300	312,073
	Akatsuki Corp.	135,500	474,309
	Akita Bank Ltd.	40,040	868,213
	Anicom Holdings, Inc.	213,129	1,100,595
	Aozora Bank Ltd.	198,800	2,916,670
	Asax Co. Ltd.	9,300	44,320
	Awa Bank Ltd.	145,928	3,093,472
	Bank of Iwate Ltd.	42,282	985,734
	Bank of Nagoya Ltd.	60,130	3,499,445
	Bank of Saga Ltd.	30,320	549,250
	Bank of the Ryukyus Ltd.	124,467	1,015,451
	Casa, Inc.	3,500	19,076
#	Chiba Kogyo Bank Ltd.	270,358	2,669,410
	Chugin Financial Group, Inc.	708,300	9,195,689
	Daishi Hokuetsu Financial Group, Inc.	436,900	10,692,690
#	Daito Bank Ltd.	6,800	33,013
	eGuarantee, Inc.	179,600	1,778,015
	Ehime Bank Ltd.	97,601	699,154
	Entrust, Inc.	42,600	264,876
#	FIDEA Holdings Co. Ltd.	34,454	347,424
	Financial Partners Group Co. Ltd.	309,900	4,975,654
#	Fintech Global, Inc.	352,600	258,149
		Shares	Value»
FINANCIALS — (Continued)
#	First Bank of Toyama Ltd.	280,200	$2,008,522
#	FP Partner, Inc.	12,400	168,835
	Fukui Bank Ltd.	41,162	517,149
	Fuyo General Lease Co. Ltd.	119,100	3,217,197
#	GMO Financial Gate, Inc.	6,538	208,134
#	GMO Financial Holdings, Inc.	208,900	1,156,226
	Hirogin Holdings, Inc.	1,353,200	11,803,694
	Hirose Tusyo, Inc.	20,800	572,147
#	Hokkoku Financial Holdings, Inc.	122,100	4,517,717
	Hokuhoku Financial Group, Inc.	602,553	12,727,384
	HS Holdings Co. Ltd.	89,812	634,571
	Hyakugo Bank Ltd.	1,266,509	6,264,281
	Hyakujushi Bank Ltd.	77,300	2,542,437
#	Ichiyoshi Securities Co. Ltd.	85,800	428,918
	IwaiCosmo Holdings, Inc.	115,600	1,862,348
	J Trust Co. Ltd.	319,941	940,129
#	Jaccs Co. Ltd.	134,600	3,649,410
	JAFCO Group Co. Ltd.	430,700	7,077,489
	Japan Investment Adviser Co. Ltd.	88,800	1,080,822
	Japan Securities Finance Co. Ltd.	441,300	5,340,752
	J-Lease Co. Ltd.	63,800	608,239
	Juroku Financial Group, Inc.	169,800	5,856,014
	Keiyo Bank Ltd.	290,215	2,180,671
#	Kita-Nippon Bank Ltd.	25,906	580,397
	Kiyo Bank Ltd.	364,290	6,627,220
#	Kyokuto Securities Co. Ltd.	75,400	732,364
	Kyushu Financial Group, Inc.	1,099,877	5,616,894
	Kyushu Leasing Service Co. Ltd.	34,000	280,254
#	M&A Capital Partners Co. Ltd.	35,600	693,812
#	Marusan Securities Co. Ltd.	179,400	1,092,019
#	Matsui Securities Co. Ltd.	339,500	1,659,431
	Mercuria Holdings Co. Ltd.	7,600	40,336
	Mito Securities Co. Ltd.	274,229	946,875
	Miyazaki Bank Ltd.	67,100	1,775,480
	Mizuho Leasing Co. Ltd.	840,600	6,456,700
	Musashino Bank Ltd.	125,721	3,100,103

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Nanto Bank Ltd.	121,600	$3,646,959
	NEC Capital Solutions Ltd.	59,700	1,517,516
#*	Net Protections Holdings, Inc.	155,800	758,017
	Nihon M&A Center Holdings, Inc.	1,446,800	7,232,868
	Nishi-Nippon Financial Holdings, Inc.	689,700	10,894,271
	North Pacific Bank Ltd.	1,360,200	5,852,702
	Ogaki Kyoritsu Bank Ltd.	86,800	1,634,772
	Oita Bank Ltd.	54,299	1,700,136
	Okasan Securities Group, Inc.	791,400	3,423,804
	Okinawa Financial Group, Inc.	49,216	1,114,850
#	Orient Corp.	31,190	206,325
	Premium Group Co. Ltd.	179,300	2,698,470
	Procrea Holdings, Inc.	65,072	659,234
#	Ricoh Leasing Co. Ltd.	91,300	3,322,275
	San ju San Financial Group, Inc.	74,593	1,677,544
	San-In Godo Bank Ltd.	898,300	7,564,243
#*	SBI ARUHI Corp.	54,400	299,024
#	SBI Global Asset Management Co. Ltd.	134,000	549,908
	Senshu Ikeda Holdings, Inc.	969,028	4,124,673
	Seven Bank Ltd.	2,768,971	4,973,636
	Shiga Bank Ltd.	233,400	9,373,420
	Shikoku Bank Ltd.	140,290	1,160,346
#	Shimizu Bank Ltd.	18,800	205,588
	Sparx Group Co. Ltd.	94,760	938,568
	Strike Co. Ltd.	41,600	1,079,524
	Suruga Bank Ltd.	830,300	7,645,155
	Taiko Bank Ltd.	15,600	169,301
	Tochigi Bank Ltd.	386,100	1,134,383
	Toho Bank Ltd.	555,700	1,352,986
#	Tohoku Bank Ltd.	13,257	102,789
	Tokai Tokyo Financial Holdings, Inc.	813,201	2,931,561
	Tokyo Kiraboshi Financial Group, Inc.	147,338	6,352,564
	Tomato Bank Ltd.	10,600	92,773
	TOMONY Holdings, Inc.	762,243	3,081,260
#	Tottori Bank Ltd.	11,600	100,798
	Towa Bank Ltd.	101,698	516,399
#	Toyo Securities Co. Ltd.	327,900	1,102,677
		Shares	Value»
FINANCIALS — (Continued)
	Traders Holdings Co. Ltd.	67,720	$533,194
#*	Transaction Media Networks, Inc.	4,100	13,295
	Tsukuba Bank Ltd.	356,400	605,490
#	Wellnet Corp.	80,700	387,304
#	Yamagata Bank Ltd.	54,800	552,311
	Yamaguchi Financial Group, Inc.	383,730	4,343,357
	Yamanashi Chuo Bank Ltd.	118,126	2,189,582
	Zenkoku Hosho Co. Ltd.	296,707	6,330,288
TOTAL FINANCIALS			286,681,249
HEALTH CARE — (3.6%)
	Alfresa Holdings Corp.	206,200	2,993,198
	Amvis Holdings, Inc.	96,600	330,091
	As One Corp.	260,400	4,092,120
#	ASKA Pharmaceutical Holdings Co. Ltd.	119,100	1,945,833
#	Astena Holdings Co. Ltd.	161,600	526,609
	BML, Inc.	135,600	3,149,090
#	Carenet, Inc.	110,200	559,383
	Charm Care Corp. KK	58,700	514,451
	Create Medic Co. Ltd.	7,000	44,961
*	CUC, Inc.	35,500	273,171
#*	CYBERDYNE, Inc.	205,000	249,999
	Daiken Medical Co. Ltd.	13,100	38,070
	Daito Pharmaceutical Co. Ltd.	147,818	1,181,388
	Elan Corp.	65,986	372,717
#	EM Systems Co. Ltd.	124,600	632,226
	eWeLL Co. Ltd.	11,500	178,849
#	FALCO HOLDINGS Co. Ltd.	51,000	810,432
#	FINDEX, Inc.	23,400	118,748
#	France Bed Holdings Co. Ltd.	98,655	846,330
#	Fuji Pharma Co. Ltd.	78,301	723,169
	Fukuda Denshi Co. Ltd.	100,200	4,663,561
#	Fuso Pharmaceutical Industries Ltd.	14,400	211,005
#	H.U. Group Holdings, Inc.	133,629	2,871,312
#	Hisamitsu Pharmaceutical Co., Inc.	57,268	1,541,657
#	Hogy Medical Co. Ltd.	78,200	2,469,218
	Hoshi Iryo-Sanki Co. Ltd.	4,500	136,549
#	Japan Hospice Holdings, Inc.	4,300	29,219
	Japan Lifeline Co. Ltd.	235,500	2,250,129

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#	Japan Medical Dynamic Marketing, Inc.	57,601	$200,224
#	JMS Co. Ltd.	35,557	104,216
	Kaken Pharmaceutical Co. Ltd.	54,200	1,412,400
	Kanamic Network Co. Ltd.	33,800	98,507
	Kissei Pharmaceutical Co. Ltd.	166,400	4,902,415
#	Koa Shoji Holdings Co. Ltd.	4,100	19,512
	Kyorin Pharmaceutical Co. Ltd.	153,646	1,543,950
	Mani, Inc.	107,800	907,786
	Medikit Co. Ltd.	2,000	33,919
#	Medius Holdings Co. Ltd.	50,100	285,156
#*	Medley, Inc.	45,022	921,038
	Menicon Co. Ltd.	150,099	1,160,988
#	Mizuho Medy Co. Ltd.	50,100	470,869
	Mochida Pharmaceutical Co. Ltd.	51,998	1,062,008
	Nakanishi, Inc.	245,400	3,158,871
	Nippon Shinyaku Co. Ltd.	162,000	3,488,029
	Nipro Corp.	760,500	7,002,478
#*	Nxera Pharma Co. Ltd.	214,500	1,292,394
	Paramount Bed Holdings Co. Ltd.	219,900	3,608,033
*	PeptiDream, Inc.	404,893	4,486,803
#	Pharma Foods International Co. Ltd.	45,200	264,229
	PHC Holdings Corp.	26,100	159,953
	Rion Co. Ltd.	51,800	884,011
	Sawai Group Holdings Co. Ltd.	549,400	7,052,359
	Seed Co. Ltd.	3,400	10,829
#	Seikagaku Corp.	91,400	390,319
#	Shin Nippon Biomedical Laboratories Ltd.	71,900	661,967
	Ship Healthcare Holdings, Inc.	246,400	3,438,307
	Shofu, Inc.	115,300	1,551,105
	Software Service, Inc.	18,600	1,674,035
	Solasto Corp.	87,602	248,534
#	St. Care Holding Corp.	54,700	280,081
*	SUNWELS Co. Ltd.	6,900	35,258
	Suzuken Co. Ltd.	164,600	6,221,415
	Takara Bio, Inc.	54,700	319,694
#	Techno Medica Co. Ltd.	13,100	162,490
		Shares	Value»
HEALTH CARE — (Continued)
#	Toho Holdings Co. Ltd.	203,600	$6,870,989
	Tokai Corp.	112,400	1,568,422
	Towa Pharmaceutical Co. Ltd.	146,500	3,178,334
	Tsumura & Co.	290,840	7,174,395
#	Value HR Co. Ltd.	89,800	996,695
	Vital KSK Holdings, Inc.	220,600	1,855,939
	ZERIA Pharmaceutical Co. Ltd.	93,400	1,288,717
TOTAL HEALTH CARE			116,201,158
INDUSTRIALS — (31.0%)
	Advan Group Co. Ltd.	116,000	666,413
	Aichi Corp.	192,400	1,641,326
	Aida Engineering Ltd.	214,000	1,292,004
#	Airman Corp.	137,200	1,868,873
#	AIT Corp.	37,600	465,637
	Ajis Co. Ltd.	24,300	481,062
	Alconix Corp.	137,700	1,926,548
#	Alinco, Inc.	65,000	448,952
	Altech Corp.	99,770	1,813,430
	Anest Iwata Corp.	204,800	2,128,921
#	Artner Co. Ltd.	24,000	299,865
	Asahi Diamond Industrial Co. Ltd.	188,900	932,548
#	Asahi Kogyosha Co. Ltd.	73,200	1,242,266
	Asanuma Corp.	347,800	1,842,351
#	AZ-COM MARUWA Holdings, Inc.	99,099	764,455
	Bando Chemical Industries Ltd.	191,600	2,281,159
	Bell System24 Holdings, Inc.	183,600	1,650,153
#	Bewith, Inc.	20,300	201,048
#	Br Holdings Corp.	102,688	236,323
	Bunka Shutter Co. Ltd.	325,800	5,514,489
	Career Design Center Co. Ltd.	7,700	99,677
#	Careerlink Co. Ltd.	33,200	494,273
	Central Glass Co. Ltd.	112,100	2,421,430
#	Central Security Patrols Co. Ltd.	30,000	472,363
	Chiyoda Integre Co. Ltd.	66,200	1,349,919
	Chori Co. Ltd.	65,300	1,651,667
	Chudenko Corp.	169,100	4,103,920
	Chugai Ro Co. Ltd.	27,400	663,379
#	Chuo Warehouse Co. Ltd.	21,000	200,313
	CKD Corp.	231,400	4,131,239
#	CMC Corp.	29,000	306,315
	COMSYS Holdings Corp.	16,600	380,552

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Copro-Holdings Co. Ltd.	33,400	$475,475
	Cosel Co. Ltd.	85,800	663,147
	Creek & River Co. Ltd.	53,000	525,018
	CrowdWorks, Inc.	29,200	215,494
	CTI Engineering Co. Ltd.	132,800	2,661,300
#	CTS Co. Ltd.	127,200	736,519
	Dai-Dan Co. Ltd.	79,700	2,423,726
#	Daido Kogyo Co. Ltd.	6,700	57,943
#	Daiei Kankyo Co. Ltd.	36,100	743,855
#	Daihatsu Infinearth Mfg Co. Ltd.	96,700	1,686,716
	Daihen Corp.	42,100	1,987,881
	Daiho Corp.	297,800	1,643,408
	Dai-Ichi Cutter Kogyo KK	41,600	369,319
	Daiichi Jitsugyo Co. Ltd.	149,400	2,527,708
	Daiichi Kensetsu Corp.	35,600	728,325
#	Daiseki Co. Ltd.	274,355	6,387,226
	Daiseki Eco. Solution Co. Ltd.	4,859	39,869
	Daisue Construction Co. Ltd.	44,300	685,168
	Daiwa Industries Ltd.	170,300	1,893,015
	Denyo Co. Ltd.	93,400	1,852,727
#	Dip Corp.	122,635	1,985,034
	DMG Mori Co. Ltd.	243,100	5,617,365
	DMW Corp.	4,800	148,124
	Duskin Co. Ltd.	147,800	3,902,077
	Ebara Jitsugyo Co. Ltd.	64,800	1,675,512
	Eidai Co. Ltd.	14,600	22,734
	EJ Holdings, Inc.	35,700	424,056
	en Japan, Inc.	36,008	418,050
	Endo Lighting Corp.	50,800	802,766
	ERI Holdings Co. Ltd.	25,100	509,754
	EXEO Group, Inc.	948,372	12,456,949
#	F&M Co. Ltd.	44,400	805,465
*	FDK Corp.	10,298	27,324
#	Forum Engineering, Inc.	100,300	809,396
#	Freund Corp.	27,456	199,098
	Fudo Tetra Corp.	83,180	1,300,685
#	Fuji Corp. (6134 JP)	401,700	7,538,297
	Fukuda Corp.	53,200	1,876,276
	Fukuvi Chemical Industry Co. Ltd.	10,600	58,663
	Fukuyama Transporting Co. Ltd.	55,157	1,313,229
	FULLCAST Holdings Co. Ltd.	109,600	1,208,885
	Funai Soken Holdings, Inc.	229,570	3,613,476
	Furukawa Co. Ltd.	124,672	1,983,273
		Shares	Value»
INDUSTRIALS — (Continued)
	Furukawa Electric Co. Ltd.	45,100	$2,724,117
#	Futaba Corp.	37,200	152,740
	Gakken Holdings Co. Ltd.	91,100	578,300
	Gakujo Co. Ltd.	25,000	307,948
	Galilei Co. Ltd.	153,200	3,360,531
	Gecoss Corp.	95,900	826,661
#	Giken Ltd.	42,298	403,731
	Glory Ltd.	237,855	6,116,185
	grems, Inc.	46,200	769,232
	GS Yuasa Corp.	405,983	7,285,882
	Hamakyorex Co. Ltd.	396,800	3,839,516
	Hanwa Co. Ltd.	176,300	7,102,145
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	69,188
	Hazama Ando Corp.	829,600	8,797,311
	Helios Techno Holding Co. Ltd.	32,000	177,721
#	Hibiya Engineering Ltd.	107,300	2,919,622
#*	Hino Motors Ltd.	1,451,500	3,527,736
	Hirakawa Hewtech Corp.	60,161	650,803
#	Hirano Tecseed Co. Ltd.	43,300	446,737
	Hirata Corp.	57,397	811,724
	Hisaka Works Ltd.	101,700	981,016
	Hokuriku Electrical Construction Co. Ltd.	89,040	795,626
#	Hosokawa Micron Corp.	78,000	2,785,325
#	Howa Machinery Ltd.	31,200	215,165
	Ichiken Co. Ltd.	17,097	353,790
	Ichinen Holdings Co. Ltd.	121,200	1,380,629
	IDEA Consultants, Inc.	1,200	25,716
	Idec Corp.	154,200	2,324,508
#	Iino Kaiun Kaisha Ltd.	461,300	3,162,746
	Imura & Co. Ltd.	9,100	57,773
	Inaba Denki Sangyo Co. Ltd.	309,600	8,119,097
#	Inaba Seisakusho Co. Ltd.	43,176	510,410
	Inabata & Co. Ltd.	268,300	5,821,179
	Infomart Corp.	698,300	1,916,155
	INFRONEER Holdings, Inc.	719,700	6,082,230
	Insource Co. Ltd.	242,300	1,462,466
#	Inui Global Logistics Co. Ltd.	69,080	576,525
#	Iseki & Co. Ltd.	54,449	505,548
	Itoki Corp.	220,200	3,370,047
#	Iwaki Co. Ltd.	56,100	979,237
	JAC Recruitment Co. Ltd.	422,600	2,957,622

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Japan Airport Terminal Co. Ltd.	95,800	$2,909,410
#	Japan Elevator Service Holdings Co. Ltd.	359,300	9,591,698
#	Japan Engine Corp.	12,600	630,493
#	Japan Foundation Engineering Co. Ltd.	93,200	429,465
	Japan Pulp & Paper Co. Ltd.	567,900	2,463,052
	Japan Transcity Corp.	228,408	1,753,498
	JDC Corp.	108,100	334,889
	JGC Holdings Corp.	1,153,600	10,313,702
	JK Holdings Co. Ltd.	87,140	698,749
*	Juki Corp.	34,300	90,730
	Kamei Corp.	148,700	2,518,560
	Kamigumi Co. Ltd.	136,700	3,841,742
#	Kanaden Corp.	88,100	1,102,377
	Kanadevia Corp.	928,179	6,264,404
#	Kanagawa Chuo Kotsu Co. Ltd.	31,900	773,867
	Kaname Kogyo Co. Ltd.	1,300	10,054
	Kanamoto Co. Ltd.	146,900	3,294,681
	Kanematsu Corp.	470,325	8,836,532
	Katakura Industries Co. Ltd.	120,900	2,094,771
	Kato Works Co. Ltd.	8,600	77,128
#	Kawada Technologies, Inc.	92,600	2,411,000
	Kawata Manufacturing Co. Ltd.	3,100	17,245
	Keihan Holdings Co. Ltd.	279,822	5,739,786
	Keihin Co. Ltd.	4,500	80,851
	Keikyu Corp.	628,021	6,454,688
#	Keio Corp.	131,482	3,069,885
	Kimura Chemical Plants Co. Ltd.	74,400	500,995
	Kimura Unity Co. Ltd.	94,000	514,985
#	King Jim Co. Ltd.	47,100	262,569
	Kitagawa Corp.	20,400	192,410
	Kitano Construction Corp.	16,572	450,599
	Kitz Corp.	373,300	3,131,148
#	Kobe Electric Railway Co. Ltd.	12,899	207,438
	Koike Sanso Kogyo Co. Ltd.	37,500	343,764
	Kokuyo Co. Ltd.	685,500	4,038,801
	Komatsu Wall Industry Co. Ltd.	82,700	1,355,113
	Komori Corp.	223,005	2,147,013
	Kondotec, Inc.	114,200	1,204,011
	Konoike Transport Co. Ltd.	166,500	3,563,256
#	Kosaido Holdings Co. Ltd.	451,100	1,367,260
		Shares	Value»
INDUSTRIALS — (Continued)
	Kozo Keikaku Engineering Holdings, Inc.	45,000	$738,142
	KPP Group Holdings Co. Ltd.	111,000	570,447
	KRS Corp.	72,600	1,632,542
#	Kumagai Gumi Co. Ltd.	198,400	5,902,202
	Kyodo Printing Co. Ltd.	123,600	1,135,286
	Kyokuto Boeki Kaisha Ltd.	66,000	667,932
	Kyokuto Kaihatsu Kogyo Co. Ltd.	185,900	3,221,184
	Kyudenko Corp.	106,100	4,533,145
#	LIKE, Inc.	44,800	425,061
#	Link & Motivation, Inc.	214,900	710,747
#*	Luckland Co. Ltd.	13,600	96,147
	Mabuchi Motor Co. Ltd.	471,368	6,815,215
	Maezawa Industries, Inc.	49,000	564,101
#	Maezawa Kasei Industries Co. Ltd.	69,700	914,948
	Maezawa Kyuso Industries Co. Ltd.	118,800	996,435
	Makino Milling Machine Co. Ltd.	128,800	9,850,414
#	Management Solutions Co. Ltd.	45,600	505,821
	Marufuji Sheet Piling Co. Ltd.	400	8,933
#	MARUKA FURUSATO Corp.	65,307	1,027,559
#	Marumae Co. Ltd.	4,700	49,874
	Maruyama Manufacturing Co., Inc.	5,300	72,907
	Maruzen Co. Ltd.	63,300	1,449,182
	Maruzen Showa Unyu Co. Ltd.	76,100	3,627,109
#	Matching Service Japan Co. Ltd.	8,200	52,206
	Matsuda Sangyo Co. Ltd.	75,682	1,802,319
#	Matsui Construction Co. Ltd.	108,300	910,522
	Max Co. Ltd.	111,700	3,742,218
	Meidensha Corp.	207,310	7,807,609
	Meiho Facility Works Ltd.	26,000	177,839
	Meiji Electric Industries Co. Ltd.	40,700	523,783
#	Meiji Shipping Group Co. Ltd.	73,900	343,787
	Meisei Industrial Co. Ltd.	216,000	2,237,139

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	MEITEC Group Holdings, Inc.	416,500	$8,712,182
	Meiwa Corp.	145,600	732,028
	METAWATER Co. Ltd.	128,300	2,332,329
#	Midac Holdings Co. Ltd.	33,600	480,703
#	Mie Kotsu Group Holdings, Inc.	281,658	940,450
#	Mirai Industry Co. Ltd.	24,900	625,907
	Mirait One Corp.	499,935	8,945,251
	Mitani Corp.	294,600	4,315,875
#	Mitani Sangyo Co. Ltd.	110,600	289,366
	Mitsubishi Kakoki Kaisha Ltd.	117,000	1,723,579
	Mitsubishi Logisnext Co. Ltd.	185,900	2,391,440
	Mitsubishi Logistics Corp.	372,700	3,185,985
#	Mitsubishi Pencil Co. Ltd.	132,400	1,815,170
#	Mitsuboshi Belting Ltd.	84,000	2,000,905
	Mitsui E&S Co. Ltd.	474,281	9,881,370
#	Mitsui Matsushima Holdings Co. Ltd.	63,000	2,417,126
	Mitsui-Soko Holdings Co. Ltd.	354,600	9,213,980
#	Miyaji Engineering Group, Inc.	126,068	1,637,043
	Morita Holdings Corp.	202,300	3,073,717
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	38,376
	Nabtesco Corp.	519,800	9,562,481
#	NAC Co. Ltd.	111,500	414,333
	Nachi-Fujikoshi Corp.	53,700	1,148,618
	Nadex Co. Ltd.	20,600	128,359
	Nagase & Co. Ltd.	507,400	9,999,670
	Nagoya Railroad Co. Ltd.	875,111	9,543,379
	Nakabayashi Co. Ltd.	62,800	215,402
	Nakakita Seisakusho Co. Ltd.	4,000	134,930
#	Nakamoto Packs Co. Ltd.	32,600	430,224
	Nakanishi Manufacturing Co. Ltd.	5,700	91,528
	Nakano Corp.	14,000	71,186
	Namura Shipbuilding Co. Ltd.	205,428	4,194,289
	Nankai Electric Railway Co. Ltd.	547,400	8,792,734
	Narasaki Sangyo Co. Ltd.	25,400	606,650
	Nareru Group, Inc.	5,100	78,744
		Shares	Value»
INDUSTRIALS — (Continued)
	Nice Corp.	14,118	$172,176
	Nichias Corp.	235,800	9,021,807
#	Nichiban Co. Ltd.	58,600	781,285
	Nichiden Corp.	84,000	1,586,908
	Nichiha Corp.	151,580	3,156,842
	Nichireki Group Co. Ltd.	144,700	2,833,946
	Nihon Dengi Co. Ltd.	61,600	2,033,137
#	Nihon Flush Co. Ltd.	86,745	459,405
	Nikkiso Co. Ltd.	253,800	2,269,501
	Nikko Co. Ltd.	152,044	761,463
#	Nikkon Holdings Co. Ltd.	590,000	13,288,984
	Nippi, Inc.	11,900	849,870
#	Nippon Air Conditioning Services Co. Ltd.	165,600	1,287,641
	Nippon Aqua Co. Ltd.	67,300	360,951
	Nippon Carbon Co. Ltd.	29,000	792,696
#	Nippon Concept Corp.	37,600	759,635
	Nippon Densetsu Kogyo Co. Ltd.	214,501	4,072,798
	Nippon Dry-Chemical Co. Ltd.	12,500	423,468
#	Nippon Parking Development Co. Ltd.	1,114,400	1,954,998
#	Nippon Rietec Co. Ltd.	15,000	196,591
	Nippon Seisen Co. Ltd.	74,000	534,674
	Nippon Sharyo Ltd.	11,825	188,042
*	Nippon Sheet Glass Co. Ltd.	269,400	892,144
	Nippon Thompson Co. Ltd.	208,637	830,659
	Nishimatsu Construction Co. Ltd.	149,100	4,958,280
	Nishi-Nippon Railroad Co. Ltd.	281,800	4,008,618
	Nishio Holdings Co. Ltd.	98,500	2,749,254
	Nissei ASB Machine Co. Ltd.	49,200	2,122,894
	Nissei Plastic Industrial Co. Ltd.	105,100	620,637
	Nisshinbo Holdings, Inc.	727,080	4,619,887
#	Nisso Holdings Co. Ltd.	28,700	125,999
	Nitta Corp.	105,700	2,888,493
	Nitto Boseki Co. Ltd.	18,500	809,369
#	Nitto Kogyo Corp.	146,700	3,241,572
#	Nitto Kohki Co. Ltd.	36,600	466,926
#	Nitto Seiko Co. Ltd.	134,373	558,531

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nittoc Construction Co. Ltd.	117,600	$925,238
#	Nittoku Co. Ltd.	50,398	682,335
	Noda Corp.	116,900	520,101
#	Nomura Micro Science Co. Ltd.	56,700	1,022,684
	Noritake Co. Ltd.	109,400	3,112,673
	NS Tool Co. Ltd.	30,300	155,703
	NS United Kaiun Kaisha Ltd.	53,400	1,481,957
	NSK Ltd.	1,138,146	5,446,647
#	NTN Corp.	1,351,800	2,306,369
#	Obara Group, Inc.	55,100	1,410,448
#	Ochi Holdings Co. Ltd.	8,600	79,835
#	Ohba Co. Ltd.	76,500	526,929
	Ohmoto Gumi Co. Ltd.	24,600	209,935
	Oiles Corp.	123,770	1,759,655
	Okabe Co. Ltd.	181,801	1,048,381
	Okada Aiyon Corp.	39,400	501,461
#	Okamoto Machine Tool Works Ltd.	18,900	613,880
	Okamura Corp.	339,300	5,348,191
	OKUMA Corp.	265,700	7,228,704
	Okumura Corp.	180,480	5,331,054
	Onamba Co. Ltd.	1,400	9,320
#	Onoken Co. Ltd.	88,600	845,955
	Open Up Group, Inc.	259,500	3,179,953
	Organo Corp.	110,627	6,816,334
	Oriental Consultants Holdings Co. Ltd.	6,100	210,329
	Oriental Shiraishi Corp.	703,200	1,799,297
	OSG Corp.	399,200	5,165,380
	Oyo Corp.	125,800	2,610,493
	Paraca, Inc.	22,900	287,695
	Park24 Co. Ltd.	649,572	8,203,053
	Parker Corp.	34,000	221,608
	Pasona Group, Inc.	130,400	1,786,084
	Pegasus Co. Ltd.	46,319	176,020
	Penta-Ocean Construction Co. Ltd.	1,531,052	9,908,029
#	People Dreams & Technologies Group Co. Ltd.	12,500	149,287
	Pilot Corp.	127,699	3,717,848
	Prestige International, Inc.	569,600	2,478,136
#	Pronexus, Inc.	96,800	726,780
	PS Construction Co. Ltd.	66,060	798,419
	Quick Co. Ltd.	77,000	1,192,337
	Raito Kogyo Co. Ltd.	258,700	5,345,278
	Raiznext Corp.	250,000	3,096,826
#	Raksul, Inc.	167,500	1,374,977
#	Rasa Corp.	61,100	622,515
	Rheon Automatic Machinery Co. Ltd.	88,201	807,137
		Shares	Value»
INDUSTRIALS — (Continued)
	Rise Consulting Group, Inc.	10,500	$88,486
#	Rix Corp.	19,100	417,444
	Ryobi Ltd.	100,140	1,513,237
	Sakai Heavy Industries Ltd.	32,200	445,185
	Sakai Moving Service Co. Ltd.	125,000	2,212,314
	Sanki Engineering Co. Ltd.	235,700	6,934,928
	Sanko Gosei Ltd.	107,300	575,038
	Sanko Metal Industrial Co. Ltd.	14,100	668,073
#	Sankyo Tateyama, Inc.	50,264	202,776
	Sankyu, Inc.	237,900	14,004,558
	Sansei Technologies, Inc.	54,578	638,191
	Sansha Electric Manufacturing Co. Ltd.	7,400	41,862
#	Sanyo Denki Co. Ltd.	48,900	3,032,086
#	Sanyo Electric Railway Co. Ltd.	72,398	956,369
#	Sanyo Engineering & Construction, Inc.	51,600	326,664
	Sanyo Industries Ltd.	5,800	154,680
	Sanyo Trading Co. Ltd.	117,339	1,170,897
#	Sata Construction Co. Ltd.	86,199	673,273
	Sato Corp.	73,600	1,040,908
#	Sato Shoji Corp.	83,100	922,939
	SBI Leasing Services Co. Ltd.	1,200	38,938
	SBS Holdings, Inc.	106,000	2,256,895
#	SEC Carbon Ltd.	49,500	688,436
	Seibu Electric & Machinery Co. Ltd.	10,300	139,215
	Seika Corp.	41,200	1,411,552
#	Seikitokyu Kogyo Co. Ltd.	86,630	843,913
	Seiko Electric Co. Ltd.	8,600	88,905
	Seino Holdings Co. Ltd.	246,400	3,747,689
	Sekisui Jushi Corp.	178,301	2,553,038
	Senko Group Holdings Co. Ltd.	660,000	8,883,073
	Senshu Electric Co. Ltd.	69,900	1,974,362
#	Shibaura Machine Co. Ltd.	105,300	2,710,192
	Shibusawa Logistics Corp.	53,700	1,554,302
	Shibuya Corp.	77,400	1,861,219
#	Shima Seiki Manufacturing Ltd.	34,630	243,193
	Shimojima Co. Ltd.	34,000	282,615

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Shin Maint Holdings Co. Ltd.	29,200	$216,951
	Shin Nippon Air Technologies Co. Ltd.	149,060	2,614,885
#	Shinki Bus Co. Ltd.	1,900	46,511
	Shinmaywa Industries Ltd.	339,100	4,092,750
	Shinnihon Corp.	164,700	1,912,777
	Shinsho Corp.	86,100	1,204,048
	Shinwa Co. Ltd. (3447 JP)	56,500	291,595
#	Shinwa Co. Ltd. (7607 JP)	57,400	1,297,034
	SHO-BOND Holdings Co. Ltd.	93,700	2,991,833
	SIGMAXYZ Holdings, Inc.	388,800	3,095,774
	Sinfonia Technology Co. Ltd.	125,900	7,907,115
	Sinko Industries Ltd.	340,800	2,883,073
	Sintokogio Ltd.	178,400	1,075,282
	Skymark Airlines, Inc.	86,300	281,155
	SMS Co. Ltd.	103,800	1,039,132
#	Soda Nikka Co. Ltd.	105,700	776,225
#	Sodick Co. Ltd.	220,500	1,301,093
	Sotetsu Holdings, Inc.	472,500	7,461,288
#	Space Co. Ltd.	72,862	576,863
#	S-Pool, Inc.	92,900	197,541
	Star Micronics Co. Ltd.	186,200	2,141,274
#	Studio Alice Co. Ltd.	47,200	672,522
#	Subaru Enterprise Co. Ltd.	32,700	670,645
#	Sugimoto & Co. Ltd.	109,700	1,301,726
#	Sumiseki Holdings, Inc.	180,600	745,753
	Sumitomo Densetsu Co. Ltd.	79,700	3,463,510
	Sumitomo Heavy Industries Ltd.	288,051	6,379,333
	Sumitomo Mitsui Construction Co. Ltd.	422,540	1,666,009
	Sumitomo Warehouse Co. Ltd.	316,700	6,568,735
	Suzumo Machinery Co. Ltd.	4,400	52,223
	SWCC Corp.	164,700	9,859,764
	Tacmina Corp.	10,100	105,203
	Tadano Ltd.	443,600	3,191,626
	Taihei Dengyo Kaisha Ltd.	83,100	3,572,783
	Taiheiyo Kouhatsu, Inc.	4,000	19,131
	Taikisha Ltd.	283,800	5,084,676
	Taisei Oncho Co. Ltd.	13,600	361,866
		Shares	Value»
INDUSTRIALS — (Continued)
	Takamatsu Construction Group Co. Ltd.	81,700	$1,665,685
#	Takamiya Co. Ltd.	55,322	122,491
	Takaoka Toko Co. Ltd.	49,380	944,161
#	Takara & Co. Ltd.	56,755	1,333,407
	Takara Standard Co. Ltd.	206,400	3,529,016
	Takasago Thermal Engineering Co. Ltd.	105,400	5,114,064
	Takashima & Co. Ltd.	72,599	772,374
#	Takeuchi Manufacturing Co. Ltd.	199,600	7,134,919
#	Takigami Steel Construction Co. Ltd.	4,900	213,217
	Takuma Co. Ltd.	3,200	46,287
	Tanabe Engineering Corp.	39,500	671,915
#	Tanseisha Co. Ltd.	197,649	1,719,652
	Techno Ryowa Ltd.	66,390	1,804,184
	Techno Smart Corp.	28,200	315,149
	TechnoPro Holdings, Inc.	391,100	12,386,208
	Teikoku Electric Manufacturing Co. Ltd.	103,400	2,316,868
#	Teikoku Sen-I Co. Ltd.	110,000	2,180,377
	Tekken Corp.	46,600	967,008
#	Tenpos Holdings Co. Ltd.	4,400	98,727
	Terasaki Electric Co. Ltd.	24,300	616,568
#	Tess Holdings Co. Ltd.	171,298	496,220
	TKC Corp.	178,701	5,367,832
	Toa Corp. (1885 JP)	311,500	3,891,409
	TOA ROAD Corp.	236,500	2,530,960
#	Toba, Inc.	9,800	237,305
	TOBISHIMA HOLDINGS, Inc.	52,491	681,207
	Tocalo Co. Ltd.	364,000	4,870,760
	Toda Corp.	1,135,900	7,243,815
	Toenec Corp.	244,500	2,155,312
	Togami Electric Manufacturing Co. Ltd.	16,000	418,081
	TOKAI Holdings Corp.	552,400	3,911,402
	Tokyo Energy & Systems, Inc.	96,800	1,065,877
#	Tokyo Sangyo Co. Ltd.	113,600	610,112
	Tokyu Construction Co. Ltd.	406,100	2,789,952
	Toli Corp.	208,400	776,400
#	Tomoe Corp.	141,800	1,435,632

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tomoe Engineering Co. Ltd.	130,200	$1,371,471
#	Torishima Pump Manufacturing Co. Ltd.	108,100	1,550,399
	Totech Corp.	143,200	2,691,129
	Totetsu Kogyo Co. Ltd.	134,900	3,733,112
#	Toukei Computer Co. Ltd.	13,620	358,743
	Toyo Denki Seizo KK	3,600	46,311
#	Toyo Engineering Corp.	56,080	504,524
#	Toyo Innovex Co. Ltd.	64,800	275,956
#	Toyo Tanso Co. Ltd.	69,025	2,215,764
	Toyo Wharf & Warehouse Co. Ltd.	2,600	25,154
	Transcosmos, Inc.	111,700	2,660,530
	TRE Holdings Corp.	157,500	1,412,297
	Trinity Industrial Corp.	32,000	241,925
	Trusco Nakayama Corp.	177,300	2,582,222
#	Tsubaki Nakashima Co. Ltd.	70,300	162,813
	Tsubakimoto Chain Co.	451,520	6,337,456
	Tsubakimoto Kogyo Co. Ltd.	82,700	1,466,968
	Tsugami Corp.	236,600	3,258,514
	Tsukishima Holdings Co. Ltd.	153,400	2,331,972
	Tsurumi Manufacturing Co. Ltd.	99,900	2,593,638
#	TWOSTONE&Sons	20,600	120,229
	Ueki Corp.	60,800	884,290
	Ushio, Inc.	493,600	6,054,480
	UT Group Co. Ltd.	156,800	2,647,104
*	Visional, Inc.	121,100	9,465,837
	Wakachiku Construction Co. Ltd.	72,400	2,427,538
	Wakita & Co. Ltd.	193,700	2,258,355
#	WDB Holdings Co. Ltd.	42,200	478,752
	Weathernews, Inc.	63,600	1,870,204
#	West Holdings Corp.	126,603	1,261,707
#	Will Group, Inc.	62,407	397,694
	World Holdings Co. Ltd.	38,600	609,473
*	W-Scope Corp.	13,500	21,331
	Yahagi Construction Co. Ltd.	156,900	2,061,806
	YAMABIKO Corp.	212,228	3,082,873
	YAMADA Consulting Group Co. Ltd.	34,538	381,299
	Yamato Corp.	99,500	1,191,983
	Yamaura Corp.	14,400	127,143
#	Yamazen Corp.	330,500	2,929,455
		Shares	Value»
INDUSTRIALS — (Continued)
	Yasuda Logistics Corp.	99,100	$1,298,284
	Yokogawa Bridge Holdings Corp.	187,100	3,316,470
	Yondenko Corp.	162,360	1,427,014
	Yuasa Trading Co. Ltd.	96,800	3,007,474
	Yuken Kogyo Co. Ltd.	1,400	26,833
	Yurtec Corp.	257,400	4,213,618
	Yushin Co.	20,900	87,109
	Zaoh Co. Ltd.	24,200	384,740
	Zenitaka Corp.	8,900	271,231
#	Zuiko Corp.	51,765	344,968
TOTAL INDUSTRIALS			985,827,765
INFORMATION TECHNOLOGY — (13.2%)
	A&D HOLON Holdings Co. Ltd.	140,200	1,863,190
#*	Access Co. Ltd.	26,300	123,956
#	Ad-sol Nissin Corp.	86,816	771,512
	Adtec Plasma Technology Co. Ltd.	5,000	43,270
	Advanced Media, Inc.	19,200	151,096
	Ai Holdings Corp.	193,700	3,100,338
	Aichi Tokei Denki Co. Ltd.	44,837	711,372
	Aiphone Co. Ltd.	66,100	1,244,575
	Allied Telesis Holdings KK	98,400	121,192
#	Alpha Systems, Inc.	27,720	657,635
	Alps Alpine Co. Ltd.	989,842	10,486,675
	Amano Corp.	292,700	8,167,420
#*	AnyMind Group, Inc.	19,500	73,509
	AOI Electronics Co. Ltd.	14,600	192,114
#*	Arent, Inc.	4,400	142,474
	Argo Graphics, Inc.	102,600	3,587,410
#	Arisawa Manufacturing Co. Ltd.	198,200	2,027,466
	Avant Group Corp.	108,700	1,088,398
#	Axell Corp.	10,500	67,414
	Base Co. Ltd.	31,400	729,091
*	baudroie, Inc.	25,700	486,992
#	BrainPad, Inc.	60,600	538,165
	Broadleaf Co. Ltd.	54,300	274,188
	Buffalo, Inc.	20,300	319,998
#	Business Brain Showa-Ota, Inc.	38,600	702,382
#	Business Engineering Corp.	11,200	379,264
	CAC Holdings Corp.	74,200	999,562
	Canon Electronics, Inc.	101,300	1,711,546
#	CDS Co. Ltd.	15,500	179,422
#	Celsys, Inc.	164,100	1,794,722
#	Change Holdings, Inc.	59,400	454,402
	Chino Corp.	32,400	514,250
	Citizen Watch Co. Ltd.	1,235,200	7,414,174

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	CMK Corp.	114,900	$279,715
	Computer Engineering & Consulting Ltd.	159,900	2,366,287
#	Computer Institute of Japan Ltd.	340,917	1,116,290
	Comture Corp.	125,900	1,460,834
#	Core Corp.	44,800	571,296
	Cresco Ltd.	165,100	1,873,381
#	Cross Cat Co. Ltd.	8,200	59,357
	Cyberlinks Co. Ltd.	2,200	18,826
	Cybozu, Inc.	123,700	3,262,121
#	Daishinku Corp.	132,396	513,463
	Daitron Co. Ltd.	55,600	1,355,281
	Daiwabo Holdings Co. Ltd.	540,900	9,946,938
#	Densan System Holdings Co. Ltd.	42,300	729,705
	Dentsu Soken, Inc.	45,200	1,985,324
	Dexerials Corp.	369,700	5,344,990
	Digital Arts, Inc.	63,500	3,356,954
	Digital Hearts Holdings Co. Ltd.	7,300	46,374
	Digital Information Technologies Corp.	51,600	874,550
	DKK Co. Ltd.	17,100	246,737
	DKK-Toa Corp.	21,300	114,142
#	Double Standard, Inc.	16,200	170,485
	DTS Corp.	243,200	8,068,875
#	Ebase Co. Ltd.	85,338	286,373
	E-Guardian, Inc.	10,808	159,283
	Eizo Corp.	182,400	2,595,211
	Elecom Co. Ltd.	216,900	2,805,398
	Enomoto Co. Ltd.	4,783	45,833
#	Enplas Corp.	37,900	1,321,069
	ESPEC Corp.	105,700	2,237,450
*	f-code, Inc.	11,500	171,641
	Ferrotec Corp.	236,900	5,681,909
#	FFRI Security, Inc.	7,100	290,012
#	Fixstars Corp.	123,600	1,663,039
#	Focus Systems Corp.	50,500	479,107
#	Forval Corp.	51,100	505,808
#*	Fronteo, Inc.	47,800	313,849
	FTGroup Co. Ltd.	51,000	407,332
	Fukui Computer Holdings, Inc.	53,000	1,070,370
	Furuno Electric Co. Ltd.	128,000	3,691,941
	Furuya Metal Co. Ltd.	36,700	625,050
	Future Corp.	270,200	4,223,067
#	Global Security Experts, Inc.	10,800	225,820
	GLtechno Holdings, Inc.	44,500	891,474
#	GMO GlobalSign Holdings KK	18,000	273,030
	GMO internet group, Inc.	331,520	8,492,666
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Hagiwara Electric Holdings Co. Ltd.	41,400	$942,994
#	Hakuto Co. Ltd.	20,200	508,604
#	Hennge KK	37,700	415,724
#	Hibino Corp.	3,900	60,844
	Himacs Ltd.	960	7,646
	Hioki EE Corp.	57,600	2,127,371
#	Hochiki Corp.	86,600	1,816,005
	Hokuriku Electric Industry Co. Ltd.	21,839	301,212
	Horiba Ltd.	10,600	779,558
	Hosiden Corp.	282,100	4,385,513
	Icom, Inc.	50,200	964,109
#	ID Holdings Corp.	43,550	731,237
#	I'll, Inc.	40,500	752,428
#	IMV Corp.	14,100	165,315
	Ines Corp.	106,400	1,243,828
#	I-Net Corp.	71,690	938,184
	Innotech Corp.	85,700	837,642
#	Intelligent Wave, Inc.	48,300	342,467
#	Inter Action Corp.	12,100	107,780
	Iriso Electronics Co. Ltd.	87,800	1,686,708
#	ISB Corp.	45,200	450,068
	Itfor, Inc.	159,600	1,606,976
	Japan Aviation Electronics Industry Ltd.	262,000	4,199,132
	Japan Business Systems, Inc.	14,200	135,754
#	Japan Cash Machine Co. Ltd.	52,600	331,133
#	Japan Electronic Materials Corp.	39,200	628,547
	Japan Material Co. Ltd.	392,800	3,580,089
#	Japan System Techniques Co. Ltd.	72,400	893,721
	JBCC Holdings, Inc.	349,200	3,001,170
	Jeol Ltd.	221,400	6,334,093
	JFE Systems, Inc.	23,000	304,043
#*	JIG-SAW, Inc.	6,800	122,608
	Justsystems Corp.	155,100	3,905,897
	Kaga Electronics Co. Ltd.	194,800	3,739,069
	KEL Corp.	10,300	94,880
	Koa Corp.	74,000	518,171
#	Kohoku Kogyo Co. Ltd.	21,000	364,273
*	Konica Minolta, Inc.	1,934,800	6,290,214
	KSK Co. Ltd.	3,000	88,701
#*	kubell Co. Ltd.	10,600	36,015
	Kyosan Electric Manufacturing Co. Ltd.	177,300	591,214
	Kyowa Electronic Instruments Co. Ltd.	36,800	131,668
	Macnica Holdings, Inc.	518,082	6,766,327

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Marubun Corp.	75,100	$547,199
	Maruwa Co. Ltd.	3,500	1,054,962
	Maxell Ltd.	202,100	2,685,784
	MCJ Co. Ltd.	423,600	3,938,111
	Meiko Electronics Co. Ltd.	122,000	5,978,433
	Micronics Japan Co. Ltd.	164,100	5,978,664
	MIMAKI ENGINEERING Co. Ltd.	101,100	1,457,951
	Miraial Co. Ltd.	11,338	81,903
	Miroku Jyoho Service Co. Ltd.	100,000	1,247,643
	Mitsubishi Research Institute, Inc.	44,800	1,402,696
#	Mitsui High-Tec, Inc.	170,100	854,620
	m-up Holdings, Inc.	161,300	2,247,995
	Mutoh Holdings Co. Ltd.	2,600	45,701
#	Nagano Keiki Co. Ltd.	74,900	1,035,390
#	NCD Co. Ltd./Shinagawa	31,500	616,496
#	Needs Well, Inc.	38,000	138,905
	NEOJAPAN, Inc.	3,400	39,470
	NF Holdings Corp.	2,700	24,222
	Nichicon Corp.	139,700	1,196,473
	Nihon Dempa Kogyo Co. Ltd.	44,300	245,335
	Nihon Denkei Co. Ltd.	41,400	586,845
#	Nippon Avionics Co. Ltd.	20,500	597,109
#*	Nippon Chemi-Con Corp.	63,291	522,298
	Nippon Electric Glass Co. Ltd.	385,736	10,324,739
	Nippon Information Development Co. Ltd.	12,600	204,809
	Nippon Kodoshi Corp.	45,700	572,104
	Nippon Signal Co. Ltd.	210,565	1,561,677
	Nissha Co. Ltd.	119,100	1,057,541
	Nohmi Bosai Ltd.	48,700	1,264,470
#	NPC, Inc.	72,300	299,965
	NSD Co. Ltd.	464,660	11,113,784
	NSW, Inc.	47,100	806,972
#	Ohara, Inc.	14,800	115,157
	Oki Electric Industry Co. Ltd.	337,464	3,511,487
	Optex Group Co. Ltd.	156,300	1,762,596
*	Optim Corp.	6,100	21,323
	Optorun Co. Ltd.	97,099	1,046,603
#	Oro Co. Ltd.	27,600	577,758
	Osaki Electric Co. Ltd.	109,540	759,872
	Oval Corp.	26,900	84,409
#*	Oxide Corp.	3,300	40,357
#*	PKSHA Technology, Inc.	52,700	1,226,832
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#*	Plaid, Inc.	39,000	$296,039
#	Plus Alpha Consulting Co. Ltd.	86,000	1,293,563
#	Pole To Win Holdings, Inc.	35,197	84,327
#	Pro-Ship, Inc.	44,900	871,169
	Rakus Co. Ltd.	360,000	5,521,524
	Restar Corp.	102,500	1,840,753
	Riken Keiki Co. Ltd.	158,800	3,343,301
	Riso Kagaku Corp.	29,200	225,276
	Rorze Corp.	256,600	3,450,385
	RS Technologies Co. Ltd.	10,300	211,975
	RYODEN Corp.	89,200	1,707,942
	Ryoyo Ryosan Holdings, Inc.	68,303	1,254,606
	Ryoyu Systems Co. Ltd.	4,000	178,241
#	Samco, Inc.	2,800	52,502
#*	Sanken Electric Co. Ltd.	100,899	5,723,503
*	Sansan, Inc.	47,000	594,686
	Sanshin Electronics Co. Ltd.	66,400	1,089,551
#	Santec Holdings Corp.	18,900	739,461
#	Satori Electric Co. Ltd.	69,480	798,994
	SAXA, Inc.	23,800	724,705
#	Segue Group Co. Ltd.	23,900	79,040
	SEMITEC Corp.	29,200	456,698
	SERAKU Co. Ltd.	2,500	27,066
	Shibaura Electronics Co. Ltd.	83,500	3,346,535
	Shibaura Mechatronics Corp.	63,900	4,496,934
*	SHIFT, Inc.	726,100	7,620,021
#	Shindengen Electric Manufacturing Co. Ltd.	9,000	154,537
#	Shinko Shoji Co. Ltd.	171,700	1,127,964
	Sigma Koki Co. Ltd.	10,200	89,983
	Siix Corp.	163,800	1,335,142
*	Simplex Holdings, Inc.	136,800	3,713,678
	SK-Electronics Co. Ltd.	40,400	755,458
#	Smaregi, Inc.	17,500	385,573
#	SMK Corp.	16,249	236,205
#	Socionext, Inc.	538,600	10,149,820
	Softcreate Holdings Corp.	95,000	1,408,599
#	Soliton Systems KK	43,500	395,613
	Solxyz Co. Ltd.	8,700	22,989
	SRA Holdings	69,900	2,132,947
	Startia Holdings, Inc.	25,200	439,772
	Sukegawa Electric Co. Ltd.	5,900	101,323
#	SUMCO Corp.	1,232,528	9,639,354
	Sumida Corp.	120,001	817,898

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Sun-Wa Technos Corp.	50,200	$801,849
#	Suzuden Corp.	23,400	264,057
	Suzuki Co. Ltd.	58,777	720,647
	System D, Inc.	1,100	16,358
	System Research Co. Ltd.	61,300	885,992
	System Support Holdings, Inc.	31,500	559,789
#	Systems Engineering Consultants Co. Ltd.	12,000	413,454
	Systena Corp.	1,354,500	3,588,039
	Tachibana Eletech Co. Ltd.	99,760	1,888,556
	Taiyo Yuden Co. Ltd.	542,801	10,141,243
#	TAKEBISHI Corp.	45,900	576,710
#	Tamura Corp.	355,601	1,135,966
#	Tazmo Co. Ltd.	21,600	318,855
	TDC Soft, Inc.	186,800	1,623,200
	TechMatrix Corp.	233,900	3,327,567
	Teikoku Tsushin Kogyo Co. Ltd.	31,600	506,831
#	Tera Probe, Inc.	3,303	73,469
	Toho System Science Co. Ltd.	4,050	33,401
#	Tokyo Electron Device Ltd.	103,700	1,803,935
	Tokyo Seimitsu Co. Ltd.	171,216	10,651,296
#	Tomen Devices Corp.	15,400	598,411
	Topcon Corp.	307,700	6,699,358
#	Torex Semiconductor Ltd.	27,400	278,587
	Toshiba TEC Corp.	106,709	2,133,288
#	Towa Corp.	326,200	4,050,861
#	Toyo Corp.	118,900	1,201,927
	Toyokumo, Inc.	4,300	97,085
#	Tri Chemical Laboratories, Inc.	79,800	1,812,708
	Tsuzuki Denki Co. Ltd.	47,300	955,878
	Uchida Yoko Co. Ltd.	46,400	3,175,338
	ULS Group, Inc.	12,200	586,348
	Ulvac, Inc.	184,499	6,777,008
	User Local, Inc.	23,700	299,250
	V Technology Co. Ltd.	24,100	472,663
	Wacom Co. Ltd.	247,400	1,065,251
*	WingArc1st, Inc.	69,300	1,657,519
#	YAC Holdings Co. Ltd.	7,376	39,322
#	Yamaichi Electronics Co. Ltd.	128,800	2,453,538
#	Yashima Denki Co. Ltd.	119,500	1,401,920
	YE DIGITAL Corp.	13,200	56,928
	Yokowo Co. Ltd.	55,800	578,904
TOTAL INFORMATION TECHNOLOGY			420,102,381
		Shares	Value»
MATERIALS — (11.6%)
#	Achilles Corp.	45,400	$333,260
	ADEKA Corp.	480,800	9,488,727
	Aica Kogyo Co. Ltd.	238,100	5,862,687
#	Aichi Steel Corp.	184,660	2,810,511
#	Arakawa Chemical Industries Ltd.	69,000	515,131
#	Araya Industrial Co. Ltd.	15,800	523,371
	ARE Holdings, Inc.	436,500	5,145,231
	Artience Co. Ltd.	185,400	3,926,045
	Asahi Printing Co. Ltd.	19,600	117,853
#	Asahi Yukizai Corp.	84,300	2,413,582
	Asia Pile Holdings Corp.	166,430	1,105,371
	C Uyemura & Co. Ltd.	63,900	4,092,707
#	Carlit Co. Ltd.	103,913	894,250
#	Chubu Steel Plate Co. Ltd.	57,500	829,415
#	Chuetsu Pulp & Paper Co. Ltd.	15,300	172,164
	Chugoku Marine Paints Ltd.	183,100	3,760,939
#	CK-San-Etsu Co. Ltd.	17,400	455,177
	Dai Nippon Toryo Co. Ltd.	99,800	821,003
	Daicel Corp.	352,373	3,031,138
	Daido Steel Co. Ltd.	539,800	4,156,693
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	58,800	266,738
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,053,827
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,800	1,343,366
	Daio Paper Corp.	301,700	1,680,786
#	Denka Co. Ltd.	275,958	3,891,097
	DIC Corp.	383,200	7,563,823
#	DKS Co. Ltd.	35,615	1,218,516
	Dowa Holdings Co. Ltd.	256,900	8,389,637
	Dynapac Co. Ltd.	4,000	58,733
	FP Corp.	213,197	3,800,674
	Fuji Seal International, Inc.	198,228	3,641,786
#	Fujikura Kasei Co. Ltd.	56,200	209,518
	Fujimi, Inc.	167,400	2,496,211
#	Fuso Chemical Co. Ltd.	109,200	3,094,134
	Godo Steel Ltd.	47,700	1,203,613
#	Gun-Ei Chemical Industry Co. Ltd.	16,200	308,856
#	Hakudo Co. Ltd.	36,200	581,586
	Harima Chemicals Group, Inc.	54,300	303,279

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#	Hodogaya Chemical Co. Ltd.	34,002	$338,774
	Hokkan Holdings Ltd.	45,341	601,231
	Hokko Chemical Industry Co. Ltd.	111,000	1,097,010
#	Hokuetsu Corp.	677,999	4,562,464
#	Ise Chemicals Corp.	9,300	1,682,390
#	Ishihara Chemical Co. Ltd.	56,200	735,145
	Ishihara Sangyo Kaisha Ltd.	143,450	2,072,720
#	Japan Pure Chemical Co. Ltd.	500	10,364
	JCU Corp.	123,200	2,897,822
	JSP Corp.	70,300	883,113
	Kaneka Corp.	211,400	5,984,033
	Kansai Paint Co. Ltd.	270,516	3,830,478
	Kanto Denka Kogyo Co. Ltd.	216,000	1,220,691
#	KeePer Technical Laboratory Co. Ltd.	74,700	1,613,113
	KEIWA, Inc.	40,639	334,975
	KH Neochem Co. Ltd.	143,642	2,718,678
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,148,345
	Kohsoku Corp.	53,400	1,025,603
	Konishi Co. Ltd.	324,700	2,613,779
#	Konoshima Chemical Co. Ltd.	11,512	98,710
	Krosaki Harima Corp.	108,300	2,480,287
	Kumiai Chemical Industry Co. Ltd.	306,787	1,653,550
	Kunimine Industries Co. Ltd.	5,300	38,324
#	Kureha Corp.	255,450	5,825,596
#	Kurimoto Ltd.	59,000	3,069,057
	Kuriyama Holdings Corp.	79,300	805,113
	Kyoei Steel Ltd.	93,500	1,343,584
	Kyowa Leather Cloth Co. Ltd.	25,900	138,601
	Lintec Corp.	210,500	4,220,680
	Maeda Kosen Co. Ltd.	223,700	2,821,782
	Maruichi Steel Tube Ltd.	251,800	6,087,362
	MEC Co. Ltd.	41,900	775,587
#	Mipox Corp.	900	3,086
	Mitani Sekisan Co. Ltd.	66,000	3,775,530
	Mitsubishi Materials Corp.	608,900	9,300,120
#	Mitsubishi Paper Mills Ltd.	100,900	445,960
	Mitsubishi Steel Manufacturing Co. Ltd.	13,184	145,059
		Shares	Value»
MATERIALS — (Continued)
	Mitsui Mining & Smelting Co. Ltd.	291,500	$12,329,185
#	Moriroku Co. Ltd.	23,000	368,788
	Mory Industries, Inc.	153,700	916,855
	Muto Seiko Co.	18,100	194,070
#	Nakayama Steel Works Ltd.	156,800	663,444
	Nasu Denki Tekko Co. Ltd.	3,000	267,810
	Neturen Co. Ltd.	137,300	1,083,512
#	Nicca Chemical Co. Ltd.	39,300	329,119
	Nihon Kagaku Sangyo Co. Ltd.	79,800	1,193,528
	Nihon Nohyaku Co. Ltd.	143,600	843,805
	Nihon Parkerizing Co. Ltd.	490,600	4,475,306
	Nihon Yamamura Glass Co. Ltd.	33,500	593,034
	Nippon Carbide Industries Co., Inc.	14,700	184,617
	Nippon Chemical Industrial Co. Ltd.	26,300	369,290
#	Nippon Concrete Industries Co. Ltd.	147,517	295,815
	Nippon Denko Co. Ltd.	380,714	710,023
	Nippon Fine Chemical Co. Ltd.	78,800	1,422,396
	Nippon Kayaku Co. Ltd.	622,100	5,809,138
	Nippon Light Metal Holdings Co. Ltd.	208,490	2,419,305
	Nippon Paper Industries Co. Ltd.	324,806	2,389,684
	Nippon Shokubai Co. Ltd.	494,300	5,619,681
	Nippon Soda Co. Ltd.	267,700	6,069,095
	Nippon Yakin Kogyo Co. Ltd.	65,249	1,803,123
	Nitta Gelatin, Inc.	50,300	305,537
#	Nittetsu Mining Co. Ltd.	65,300	3,207,681
#	Oat Agrio Co. Ltd.	49,200	784,133
	Okamoto Industries, Inc.	68,400	2,316,432
	Okura Industrial Co. Ltd.	33,000	953,267
#	Osaka Organic Chemical Industry Ltd.	85,843	1,657,777
#	Osaka Steel Co. Ltd.	79,400	1,343,945
#	Pacific Metals Co. Ltd.	18,941	232,387
#	Pack Corp.	240,600	1,808,186
	PILLAR Corp.	105,500	2,702,140
	Rasa Industries Ltd.	40,000	1,124,333

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Rengo Co. Ltd.	770,400	$4,468,296
#	Riken Technos Corp.	224,700	1,730,719
	Sakai Chemical Industry Co. Ltd.	71,416	1,351,752
	Sakata INX Corp.	236,800	3,368,297
	Sanyo Chemical Industries Ltd.	59,500	1,559,304
	Sekisui Kasei Co. Ltd.	31,482	72,652
#	Shikoku Kasei Holdings Corp.	219,200	3,033,625
	Shinagawa Refractories Co. Ltd.	157,500	1,799,360
	Shin-Etsu Polymer Co. Ltd.	256,400	3,027,429
	SK Kaken Co. Ltd.	15,300	919,389
	Soken Chemical & Engineering Co. Ltd.	81,500	894,291
#	Stella Chemifa Corp.	47,900	1,358,732
	Sumitomo Bakelite Co. Ltd.	215,348	6,244,876
	Sumitomo Osaka Cement Co. Ltd.	156,099	4,062,977
#	Sumitomo Seika Chemicals Co. Ltd.	48,700	1,457,168
	T Hasegawa Co. Ltd.	132,800	2,740,024
	Taiheiyo Cement Corp.	80,434	1,965,553
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	23,300	390,683
	Taiyo Holdings Co. Ltd.	215,900	9,375,924
	Takasago International Corp.	81,800	3,921,648
	Takemoto Yohki Co. Ltd.	2,600	14,211
#	Taki Chemical Co. Ltd.	22,000	426,572
	Tayca Corp.	80,117	657,271
	Teijin Ltd.	902,888	7,674,287
	Toagosei Co. Ltd.	636,000	6,234,471
	Toho Chemical Industry Co. Ltd.	47,000	251,994
#	Toho Titanium Co. Ltd.	168,500	1,525,924
#*	Toho Zinc Co. Ltd.	48,000	224,799
#	Tokai Carbon Co. Ltd.	883,400	6,032,404
	Tokushu Tokai Paper Co. Ltd.	41,658	1,084,637
	Tokuyama Corp.	332,797	7,126,740
	Tokyo Printing Ink Manufacturing Co. Ltd.	6,300	194,702
	Tokyo Rope Manufacturing Co. Ltd.	28,300	252,989
		Shares	Value»
MATERIALS — (Continued)
	Tokyo Steel Manufacturing Co. Ltd.	467,000	$4,859,058
#	Tokyo Tekko Co. Ltd.	52,900	1,926,968
	Tomoku Co. Ltd.	65,100	1,417,461
	Topy Industries Ltd.	61,300	1,060,083
#	Toyo Gosei Co. Ltd.	27,500	925,367
	Toyobo Co. Ltd.	194,900	1,262,044
#	TYK Corp.	108,200	425,337
	UACJ Corp.	189,241	7,446,991
	UBE Corp.	490,600	7,510,031
	Valqua Ltd.	95,312	2,227,569
	Vertex Corp.	126,294	2,343,306
	Yamau Holdings Co. Ltd.	5,300	75,281
	Yamax Corp.	22,400	298,058
	Yodogawa Steel Works Ltd.	646,500	4,976,364
#	Yotai Refractories Co. Ltd.	8,700	98,730
	Yushiro, Inc.	43,600	624,952
	Zacros Corp.	87,900	2,290,632
	Zeon Corp.	612,293	6,498,571
TOTAL MATERIALS			368,457,095
REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	137,000	320,542
	Airport Facilities Co. Ltd.	127,670	797,301
#	Anabuki Kosan, Inc.	16,400	217,951
	Aoyama Zaisan Networks Co. Ltd.	101,700	1,218,117
	Arealink Co. Ltd.	95,146	1,598,142
	AZOOM Co. Ltd.	9,100	507,174
	B-Lot Co. Ltd.	40,800	396,347
#	Cosmos Initia Co. Ltd.	43,300	407,610
#	CREAL, Inc.	7,100	226,739
	Dear Life Co. Ltd.	142,100	1,203,616
	FaithNetwork Co. Ltd.	2,000	30,681
	Global Link Management KK	8,600	125,890
#	Goldcrest Co. Ltd.	80,470	1,760,860
#	Good Com Asset Co. Ltd.	14,700	120,305
#	Grandy House Corp.	94,700	344,638
	Ichigo, Inc.	166,400	440,535
	Innovation Holdings Co. Ltd.	3,100	20,453
#	JALCO Holdings, Inc.	110,200	234,329
#	Japan Property Management Center Co. Ltd.	45,000	349,132
	JINUSHI Co. Ltd.	77,900	1,222,649
	JSB Co. Ltd.	50,800	1,314,478
	Katitas Co. Ltd.	184,200	3,088,705

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Keihanshin Building Co. Ltd.	191,800	$1,979,810
	LA Holdings Co. Ltd.	18,400	747,142
	Leopalace21 Corp.	947,400	4,464,268
	Loadstar Capital KK	40,000	766,045
#	Mirarth Holdings, Inc.	365,800	935,873
	Mugen Estate Co. Ltd.	54,600	707,361
#	Nisshin Group Holdings Co. Ltd.	190,600	663,180
	Relo Group, Inc.	456,756	5,245,022
	Sankyo Frontier Co. Ltd.	44,100	591,941
#	SRE Holdings Corp.	50,800	1,061,510
	Star Mica Holdings Co. Ltd.	129,371	854,610
	Starts Corp., Inc.	198,400	5,999,097
	Sun Frontier Fudousan Co. Ltd.	162,400	2,273,664
	TOC Co. Ltd.	216,550	1,049,099
	Tosei Corp.	174,700	3,368,652
#	Urbanet Corp. Co. Ltd.	97,700	325,157
TOTAL REAL ESTATE			46,978,625
UTILITIES — (1.4%)
#	Chugoku Electric Power Co., Inc.	1,222,892	6,658,400
#	eRex Co. Ltd.	56,000	276,741
#	Hiroshima Gas Co. Ltd.	227,031	547,827
#	Hokkaido Electric Power Co., Inc.	508,300	3,044,932
		Shares	Value»
UTILITIES — (Continued)
	Hokkaido Gas Co. Ltd.	419,500	$1,691,197
#	Hokuriku Electric Power Co.	542,100	2,811,307
#	Hokuriku Gas Co. Ltd.	7,800	184,314
#	K&O Energy Group, Inc.	80,600	1,541,690
	Nippon Gas Co. Ltd.	645,700	11,746,274
#	Okinawa Electric Power Co., Inc.	106,016	676,997
*	RENOVA, Inc.	190,499	892,408
	Saibu Gas Holdings Co. Ltd.	84,500	1,036,510
	Shikoku Electric Power Co., Inc.	907,800	7,554,043
	Shizuoka Gas Co. Ltd.	250,500	1,882,784
	Toell Co. Ltd.	38,300	201,329
	Toho Gas Co. Ltd.	173,600	4,847,639
TOTAL UTILITIES			45,594,392
TOTAL COMMON STOCKS Cost ($2,214,758,812)			3,116,301,089

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	5,581,027	64,555,737
TOTAL INVESTMENTS — (100.0%)
(Cost $2,279,312,238)^^			$3,180,856,826
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$56,447,301	—	$56,447,301
Consumer Discretionary	—	514,086,285	—	514,086,285
Consumer Staples	—	248,219,985	—	248,219,985
Energy	—	27,704,853	—	27,704,853
Financials	—	286,681,249	—	286,681,249
Health Care	—	116,201,158	—	116,201,158
Industrials	—	985,827,765	—	985,827,765
Information Technology	—	420,102,381	—	420,102,381
Materials	—	368,457,095	—	368,457,095
Real Estate	—	46,978,625	—	46,978,625
Utilities	—	45,594,392	—	45,594,392
Securities Lending Collateral	—	64,555,737	—	64,555,737
Total Investments in Securities	—	$3,180,856,826	—˂˃	$3,180,856,826

The Japanese Small Company Series
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.5%)
AUSTRALIA — (64.2%)
#*	29Metals Ltd.	3,401,418	$617,617
*	3P Learning Ltd.	93,233	38,847
#*	4DMedical Ltd.	51,246	7,874
#	Accent Group Ltd.	2,665,493	2,539,075
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,437,844	986,840
#	Adairs Ltd.	1,092,935	1,435,715
*	AIC Mines Ltd.	109,013	21,227
*	AI-Media Technologies Ltd.	200,841	76,499
*	Ainsworth Game Technology Ltd.	570,292	365,674
#*	Alkane Resources Ltd.	2,780,194	1,268,703
#*	Alliance Aviation Services Ltd.	376,418	623,310
#*	Alligator Energy Ltd.	5,133,833	74,986
#*	AMA Group Ltd.	24,416,911	1,441,832
*	American Rare Earths Ltd.	32,519	6,123
#	Amotiv Ltd.	767,059	4,317,222
	AMP Ltd.	15,419,283	15,775,687
*	Amplitude Energy Ltd.	15,035,646	2,460,547
	Ansell Ltd.	782,122	14,973,462
#*	Anson Resources Ltd.	569,514	43,717
#*	Antipa Minerals Ltd.	412,449	142,532
#*	Appen Ltd.	1,015,182	574,560
#*	Arafura Rare Earths Ltd. (ARU AU)	12,000,529	1,337,300
#	ARB Corp. Ltd.	520,401	11,159,873
#*	Archer Materials Ltd.	451,698	83,611
#	ARN Media Ltd.	942,418	284,623
#*	Aroa Biosurgery Ltd.	310,301	125,566
*	Articore Group Ltd.	314,575	40,459
	AUB Group Ltd.	677,371	14,713,360
#*	Audinate Group Ltd.	282,786	1,107,326
*	Aura Energy Ltd.	182,923	18,499
*	Aurelia Metals Ltd.	8,505,115	952,904
*	Ausgold Ltd.	133,130	46,343
	Aussie Broadband Ltd.	1,467,342	4,230,712
*	Austal Ltd.	2,396,743	10,058,075
#	Austin Engineering Ltd.	927,055	211,171
#*	Australian Agricultural Co. Ltd.	925,060	819,583
	Australian Clinical Labs Ltd.	1,251,783	2,215,760
#	Australian Ethical Investment Ltd.	494,955	2,481,779
		Shares	Value»
AUSTRALIA — (Continued)
	Australian Finance Group Ltd.	1,204,952	$1,715,134
#*	Australian Strategic Materials Ltd.	441,208	153,936
#*	Australian Vanadium Ltd.	16,823,179	107,887
#	Autosports Group Ltd.	32,126	51,915
††	AVZ Minerals Ltd.	263,719	27,651
*	Baby Bunting Group Ltd.	765,231	882,879
	Bank of Queensland Ltd.	3,406,834	16,597,533
	Bapcor Ltd.	2,034,719	5,020,980
*	BCI Minerals Ltd.	5,533,358	1,228,563
	Beach Energy Ltd.	9,447,642	7,081,683
#	Beacon Lighting Group Ltd.	523,471	1,218,005
*	Beacon Minerals Ltd.	61,172	50,071
	Bega Cheese Ltd.	1,663,461	5,538,766
#	Bell Financial Group Ltd.	732,651	591,999
*	Bellevue Gold Ltd.	8,635,637	4,451,547
*	Berkeley Energia Ltd.	37,692	12,650
#*	Betmakers Technology Group Ltd.	2,082,069	172,820
#	Bisalloy Steel Group Ltd.	12,744	32,586
#*	Black Cat Syndicate Ltd. (BC8 AU)	1,288,008	660,812
#*	Boss Energy Ltd.	1,360,095	1,497,346
#	Bravura Solutions Ltd.	1,949,612	2,675,679
#	Breville Group Ltd.	572,093	11,964,485
#	Brickworks Ltd.	500,976	10,513,830
#*	Bubs Australia Ltd.	514,396	51,257
	Capral Ltd.	78,536	563,102
*	Capricorn Metals Ltd.	2,384,336	13,657,119
#*	Carnarvon Energy Ltd.	9,685,366	618,434
#	Cash Converters International Ltd.	2,283,548	469,290
#*	Catalyst Metals Ltd.	135,323	438,604
#*	Catapult Group International Ltd.	283,003	1,198,031
	Cedar Woods Properties Ltd.	355,993	1,695,083
*	Centrebet International Ltd.	81,336	0
#*	Cettire Ltd.	1,410,867	233,282
#*	Chalice Mining Ltd.	844,900	852,934
	Challenger Ltd.	1,504,360	7,906,328
	Champion Iron Ltd.	2,280,761	6,026,352
#*	Chrysos Corp. Ltd.	234,895	761,830

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Civmec Australia Ltd.	194,000	$142,959
#	ClearView Wealth Ltd.	297,220	84,746
#	Clinuvel Pharmaceuticals Ltd.	247,197	2,049,109
#	Clover Corp. Ltd.	788,775	281,292
*	Coast Entertainment Holdings Ltd.	2,146,472	517,303
	Cobram Estate Olives Ltd.	26,219	43,676
	Codan Ltd.	695,720	9,301,916
#	COG Financial Services Ltd.	12,471	14,383
#*	Cogstate Ltd.	285,806	316,921
	Collins Foods Ltd.	675,617	4,012,787
*	Comet Ridge Ltd.	3,573,657	333,663
#*	Core Lithium Ltd.	2,708,158	167,757
#Ω	Coronado Global Resources, Inc., CDI	3,986,359	493,422
#	Corporate Travel Management Ltd.	719,916	7,195,764
	Credit Corp. Group Ltd.	400,424	3,946,156
	Dalrymple Bay Infrastructure Ltd.	1,351,931	3,885,701
	Data#3 Ltd.	840,820	4,045,497
#*	Deep Yellow Ltd.	5,497,794	5,238,216
	Deterra Royalties Ltd.	101,951	269,963
#*	Develop Global Ltd.	572,804	1,568,756
	Dicker Data Ltd.	471,262	2,628,040
	Domain Holdings Australia Ltd.	1,417,222	4,007,978
#	Domino's Pizza Enterprises Ltd.	364,878	4,258,629
	Downer EDI Ltd.	3,858,487	17,014,469
*	Dreadnought Resources Ltd.	5,603,062	39,141
#*	DUG Technology Ltd.	75,695	64,833
#	Duratec Ltd.	370,872	347,190
	Dyno Nobel Ltd.	4,213,054	7,922,493
#	Eagers Automotive Ltd.	873,166	10,935,262
#*	Ecograf Ltd.	565,169	106,406
*††	Elanor Investor Group	55,544	5,497
	Elders Ltd.	1,279,561	5,928,122
#*	Electro Optic Systems Holdings Ltd.	89,975	185,051
#*	Emeco Holdings Ltd.	1,760,688	1,003,259
*	Emerald Resources NL	3,244,902	7,122,184
#*	EML Payments Ltd.	1,765,482	1,270,255
#	Enero Group Ltd.	434,520	279,592
#*	EnviroSuite Ltd.	1,131,191	63,987
	EQT Holdings Ltd.	139,031	2,899,163
		Shares	Value»
AUSTRALIA — (Continued)
	Eureka Group Holdings Ltd. (EGH AU)	93,261	$33,556
	Euroz Hartleys Group Ltd.	329,402	196,686
	EVT Ltd.	483,998	5,249,906
*	Experience Co. Ltd.	102,579	8,234
#*	Fenix Resources Ltd.	2,407,578	461,997
#	Finbar Group Ltd.	378,713	160,280
#*	Findi Ltd.	37,959	90,101
††	Firefinch Ltd.	1,569,275	37,819
*	FireFly Metals Ltd.	354,884	234,024
*	FleetPartners Group Ltd.	1,402,911	2,467,668
#	Fleetwood Ltd.	380,445	643,954
#	Flight Centre Travel Group Ltd.	1,099,164	8,383,081
#*	Frontier Digital Ventures Ltd.	1,085,135	223,272
	G8 Education Ltd.	4,419,606	2,547,895
#*	Galan Lithium Ltd.	1,940,489	167,080
	Generation Development Group Ltd.	301,781	1,167,450
*	Genesis Minerals Ltd.	4,136,396	9,715,400
*	Genetic Signatures Ltd.	243,623	51,823
	GenusPlus Group Ltd.	88,729	256,596
	Gold Road Resources Ltd.	6,211,858	12,444,207
#	GR Engineering Services Ltd.	418,802	996,878
	GrainCorp Ltd., Class A	1,384,143	6,716,882
#	Grange Resources Ltd.	3,455,579	431,512
	GWA Group Ltd.	1,200,408	1,947,562
	Hansen Technologies Ltd.	1,031,185	3,961,178
	Healius Ltd.	4,269,945	2,094,650
	Helia Group Ltd.	1,865,902	6,040,864
	Helloworld Travel Ltd.	51,370	55,144
*	Highfield Resources Ltd.	195,252	24,443
#	Horizon Oil Ltd.	3,251,557	426,521
#*	Hot Chili Ltd.	169,686	62,369
	HUB24 Ltd.	88,895	6,033,781
#	Humm Group Ltd.	1,917,461	706,361
#	IDP Education Ltd.	1,459,691	3,302,492
#	IGO Ltd.	2,595,516	7,301,625
	Iluka Resources Ltd.	2,070,814	6,784,044
	Imdex Ltd.	3,205,854	6,225,124
#*	Immutep Ltd. (IMM AU)	6,553,632	1,134,684
#*	Immutep Ltd. (IMMP US), Sponsored ADR	7,245	12,606

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Imugene Ltd.	75,342	$13,009
	Infomedia Ltd.	1,885,268	1,567,690
	Inghams Group Ltd.	2,309,486	5,115,453
*	Insignia Financial Ltd.	3,198,090	9,212,994
#	Integral Diagnostics Ltd.	1,956,940	3,352,170
#*	Invictus Energy Ltd.	525,574	17,552
#*	ioneer Ltd.	9,898,600	724,931
#	IPD Group Ltd.	171,621	388,802
	IPH Ltd.	1,474,679	4,948,491
	IRESS Ltd.	915,459	4,644,655
	IVE Group Ltd.	583,542	1,105,872
#	Johns Lyng Group Ltd.	1,255,902	3,125,245
*	Judo Capital Holdings Ltd.	3,637,383	3,508,020
	Jumbo Interactive Ltd.	208,843	1,404,630
#	Jupiter Mines Ltd.	7,892,603	1,064,220
#	Karoon Energy Ltd.	4,207,588	5,032,250
*	Kelly Partners Group Holdings Ltd.	5,476	38,780
#	Kelsian Group Ltd.	1,016,736	2,427,402
#	Kogan.com Ltd.	498,157	1,233,065
#*	Lark Distilling Co. Ltd.	53,414	29,354
	Lendlease Corp. Ltd.	3,907,072	13,131,690
#††	Leo Lithium Ltd.	726,998	0
*	Lepidico Ltd.	2,895,993	0
	Liberty Financial Group Ltd.	4,470	11,089
#	Lifestyle Communities Ltd.	583,366	1,650,135
	Lindsay Australia Ltd.	827,677	389,839
*	Lotus Resources Ltd.	81,191	8,443
	Lovisa Holdings Ltd.	404,882	8,794,761
#	Lycopodium Ltd.	129,244	945,607
#	MA Financial Group Ltd.	627,361	3,281,200
#	Maas Group Holdings Ltd.	303,690	801,702
	Macmahon Holdings Ltd.	6,959,659	1,338,424
*	Macquarie Technology Group Ltd.	78,620	3,501,729
#	Mader Group Ltd.	101,553	480,349
	Magellan Financial Group Ltd.	1,038,801	7,063,910
#*††	Mallee Resources Ltd.	49,485	0
	Maxiparts Ltd.	105,244	155,717
#*	Mayne Pharma Group Ltd.	364,334	1,158,569
#	McMillan Shakespeare Ltd.	317,770	3,634,752
*	McPherson's Ltd.	251,039	49,320
*	Megaport Ltd.	879,583	8,401,476
#*	Melbana Energy Ltd.	1,489,820	21,046
		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast Ltd. (MSB AU)	4,400,787	$6,652,273
#*	Metals X Ltd.	4,489,090	1,662,677
	Metcash Ltd.	6,428,419	16,048,580
#*	Metro Mining Ltd.	3,007,921	136,610
*	Michael Hill International Ltd. (MHJ AU)	32,450	8,574
#*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	278,315
	Monadelphous Group Ltd.	553,003	6,894,665
#	Monash IVF Group Ltd.	2,107,480	1,077,563
*	Morning Star Gold NL	332,749	0
*	Mount Gibson Iron Ltd.	3,420,303	855,365
	Myer Holdings Ltd.	7,063,574	2,726,639
	MyState Ltd.	951,399	2,628,101
*	Nanosonics Ltd.	777,927	2,014,877
	Navigator Global Investments Ltd.	2,053,212	2,520,576
#*	Neuren Pharmaceuticals Ltd.	281,176	3,083,242
#	New Hope Corp. Ltd.	3,054,385	8,157,506
#*	New World Resources Ltd.	2,751,437	117,887
	nib holdings Ltd.	2,769,896	13,150,799
#	Nick Scali Ltd.	468,273	5,752,102
	Nickel Industries Ltd.	9,759,009	4,584,666
	Nine Entertainment Co. Holdings Ltd.	5,342,904	5,804,114
#*	Novonix Ltd.	1,262,987	362,093
	NRW Holdings Ltd.	2,836,956	5,857,870
*	Nufarm Ltd.	2,046,021	3,378,673
*	Nuix Ltd.	1,247,421	1,876,817
	Objective Corp. Ltd.	126,409	1,544,287
#*	OFX Group Ltd.	1,307,717	695,746
	OM Holdings Ltd.	676,887	135,982
#*	Omni Bridgeway Ltd.	1,632,564	1,494,712
	oOh!media Ltd.	2,852,019	3,291,861
*	Ora Banda Mining Ltd.	2,880,226	1,193,830
	Orora Ltd.	7,230,210	9,596,047
	Pacific Current Group Ltd.	254,952	1,805,350
#*	Paladin Energy Ltd.	2,012,349	7,881,072
#*	Pantoro Gold Ltd.	1,090,801	2,545,048
#*	Paragon Care Ltd.	1,752,460	446,920
	Peet Ltd.	1,392,145	1,510,205
#*	Peninsula Energy Ltd.	436,382	173,873
#*	PeopleIN Ltd.	111,660	50,188
#	Pepper Money Ltd.	438,967	542,166
	Perenti Ltd.	4,932,735	5,534,114
	Perpetual Ltd.	514,640	6,911,204
	Perseus Mining Ltd.	7,532,319	15,725,275

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Peter Warren Automotive Holdings Ltd.	406,016	$452,376
*	PEXA Group Ltd.	806,634	8,191,039
#*	Pilbara Minerals Ltd.	375,916	381,445
#	Platinum Asset Management Ltd.	2,383,660	1,016,411
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
#	Praemium Ltd.	2,427,977	1,091,256
#	Premier Investments Ltd.	500,249	6,764,514
#	Propel Funeral Partners Ltd.	267,951	800,149
#*††	Province Resources Ltd.	889,179	4,571
#	PWR Holdings Ltd.	515,793	2,584,777
*	Qoria Ltd.	178,701	68,586
	Ramelius Resources Ltd.	7,703,903	12,394,656
#*	ReadyTech Holdings Ltd.	271,579	395,121
#	Regal Partners Ltd.	40,660	75,806
	Regis Healthcare Ltd.	908,858	4,855,725
*	Regis Resources Ltd.	4,485,238	11,695,801
	Reliance Worldwide Corp. Ltd.	4,486,285	12,332,787
*	Renascor Resources Ltd.	181,745	7,596
#	Resimac Group Ltd.	124,613	70,756
*	Resolute Mining Ltd.	12,851,604	5,066,361
#*	Retail Food Group Ltd.	274,731	348,599
	Ricegrowers Ltd.	6,638	50,333
#	Ridley Corp. Ltd.	1,773,927	3,305,276
*	RPMGlobal Holdings Ltd.	1,121,436	2,418,267
*	Sandfire Resources Ltd.	2,077,315	13,975,283
#*	Select Harvests Ltd.	848,512	1,870,717
#	Servcorp Ltd.	287,787	1,091,376
	Service Stream Ltd.	3,709,486	4,715,955
#*	Seven West Media Ltd.	4,780,895	429,598
	Shaver Shop Group Ltd.	555,458	527,189
*	Sheffield Resources Ltd.	249,376	27,094
	Shriro Holdings Ltd.	19,558	8,639
#*	Silver Mines Ltd.	5,010,026	413,669
	Sims Ltd. (SGM AU)	1,029,350	9,988,196
*	SiteMinder Ltd.	73,343	243,220
	SKS Technologies Group Ltd.	29,843	42,378
*	Smart Parking Ltd.	113,492	58,175
		Shares	Value»
AUSTRALIA — (Continued)
	SmartGroup Corp. Ltd.	740,471	$3,746,973
#	Solvar Ltd.	945,012	969,501
	Southern Cross Electrical Engineering Ltd.	1,446,876	1,641,096
#*	Southern Cross Media Group Ltd.	978,868	374,833
*††	SpeedCast International Ltd.	1,497,915	0
#	SRG Global Ltd.	3,337,113	3,550,307
#*	St Barbara Ltd.	6,055,611	1,042,613
	Stanmore Resources Ltd.	1,785,152	2,417,798
	Step One Clothing Ltd.	74,766	33,717
*††	Strandline Resources Ltd.	2,534,832	29,322
*	Strickland Metals Ltd.	231,568	22,967
#*	Strike Energy Ltd.	2,519,879	184,733
	Super Retail Group Ltd.	953,872	9,330,337
*	Superloop Ltd.	3,013,346	6,456,750
	Supply Network Ltd.	13,508	322,657
#*	Syrah Resources Ltd.	4,158,972	1,015,650
	Tabcorp Holdings Ltd.	12,363,054	6,107,443
*	Temple & Webster Group Ltd.	129,415	2,017,022
	Ten Sixty Four Ltd.	1,044,721	73,853
#	Terracom Ltd.	474,154	23,679
	Tribune Resources Ltd.	14,725	42,874
*	Tuas Ltd.	930,261	3,188,759
#*	Tyro Payments Ltd.	2,636,890	1,607,097
#	Universal Store Holdings Ltd.	19,109	103,449
*	Vault Minerals Ltd.	2,595,766	600,918
	Ventia Services Group Pty. Ltd.	4,810,257	16,017,133
#Ω	Viva Energy Group Ltd.	6,531,158	8,740,153
*	Viva Leisure Ltd.	84,215	71,485
#*	Vulcan Energy Resources Ltd.	88,200	204,979
#	Vulcan Steel Ltd.	125,305	483,551
*	Vysarn Ltd.	237,810	77,607
	Wagners Holding Co. Ltd.	137,096	193,435
*††	Walkabout Resources Ltd.	1,129,282	26,126
#*	WEB Travel Group Ltd.	2,121,647	6,057,723
#*	Webjet Group Ltd.	2,089,682	1,192,944
*	West African Resources Ltd.	6,987,249	10,461,307
	Westgold Resources Ltd.	5,090,123	8,311,088

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Whitehaven Coal Ltd.	3,807,813	$15,616,975
	XRF Scientific Ltd.	314,941	390,579
#*	Zip Co. Ltd.	8,541,251	17,321,374
TOTAL AUSTRALIA			911,507,994
CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	1,771,500	82,915
	SIIC Environment Holdings Ltd. (SIIC SP)	34,200	4,407
TOTAL CHINA			87,322
HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	188,400	476
	Aeon Credit Service Asia Co. Ltd.	626,248	586,270
*	Allied Group Ltd.	2,806,000	595,141
	Analogue Holdings Ltd.	842,000	86,900
*	AOM International Group Co. Ltd.	360,000	21,381
	APAC Resources Ltd.	2,657,284	445,093
#*	Apollo Future Mobility Group Ltd.	583,599	59,882
	Asia Financial Holdings Ltd.	1,626,908	1,013,413
*	Asia Standard International Group Ltd.	10,846,917	444,862
	ASMPT Ltd.	1,520,900	12,866,379
	Associated International Hotels Ltd.	598,000	392,058
	Bank of East Asia Ltd.	4,483,188	6,929,603
	Best Mart 360 Holdings Ltd.	1,046,000	305,058
#	Bright Smart Securities & Commodities Group Ltd.	4,116,000	7,724,424
	Build King Holdings Ltd.	630,000	101,580
	Cafe de Coral Holdings Ltd.	1,836,000	1,691,532
	Chen Hsong Holdings	1,296,000	274,033
	Cheuk Nang Holdings Ltd.	771,714	145,951
	Chevalier International Holdings Ltd.	516,989	264,522
*	Chi Kan Holdings Ltd.	84,000	27,326
*	China Energy Development Holdings Ltd.	47,476,000	308,909
		Shares	Value»
HONG KONG — (Continued)
	China Motor Bus Co. Ltd.	72,200	$543,781
*	China Star Entertainment Ltd.	8,110,000	2,491,853
	Chinese Estates Holdings Ltd.	2,286,500	380,061
	Chow Sang Sang Holdings International Ltd.	1,755,000	1,853,783
*	Chuang's Consortium International Ltd.	7,519,043	341,741
	CITIC Telecom International Holdings Ltd.	8,521,125	2,762,614
*	CK Life Sciences International Holdings, Inc.	14,716,000	1,866,006
#	C-Mer Medical Holdings Ltd.	2,840,000	656,732
	CN Logistics International Holdings Ltd.	33,000	13,966
*	CNT Group Ltd.	511,264	14,224
#††	Convoy, Inc.	32,922,000	131,269
#*	Cowell e Holdings, Inc.	1,232,000	4,144,944
Ω	Crystal International Group Ltd.	3,572,000	2,566,371
*	CSC Holdings Ltd.	77,831,250	305,148
*	CSI Properties Ltd.	62,042,934	1,456,823
	CTF Services Ltd.	4,829,000	4,734,144
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,243,516	2,622,804
	Dah Sing Financial Holdings Ltd.	986,544	3,659,835
	Dickson Concepts International Ltd.	810,000	550,354
#	DL Holdings Group Ltd.	1,648,000	723,641
	Dream International Ltd.	558,000	967,796
	Dynamic Holdings Ltd.	74,000	124,015
	Eagle Nice International Holdings Ltd.	844,000	436,848
#	EC Healthcare	2,072,097	174,330
††	EcoGreen International Group Ltd.	1,994,640	90,534
*	Emperor Capital Group Ltd.	4,092,000	47,665
	Emperor International Holdings Ltd.	2,964,753	71,098

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Emperor Watch & Jewellery Ltd.	13,480,000	$694,476
*	ENM Holdings Ltd.	12,820,000	440,446
*	Esprit Holdings Ltd.	10,240,325	126,214
	EuroEyes International Eye Clinic Ltd.	331,000	132,975
	Fairwood Holdings Ltd.	336,458	237,497
	Far East Consortium International Ltd.	6,604,629	661,754
	First Pacific Co. Ltd.	11,520,000	9,064,230
*	First Shanghai Investments Ltd.	528,000	27,840
#*Ω	FIT Hon Teng Ltd.	8,303,000	2,794,834
	Four Seas Mercantile Holdings Ltd.	610,000	203,801
*Ω	Frontage Holdings Corp.	1,364,000	254,288
	FSE Lifestyle Services Ltd.	541,000	402,793
	Get Nice Holdings Ltd.	9,754,400	191,524
	Giordano International Ltd.	5,228,000	991,439
	Glorious Sun Enterprises Ltd.	2,100,000	355,385
#*††	Gold Financial Holdings Ltd.	9,580,000	0
	Gold Peak Technology Group Ltd.	3,029,642	251,744
	Golden Resources Development International Ltd.	4,216,500	190,768
*	GR Life Style Co. Ltd.	2,568,000	336,513
	Great Eagle Holdings Ltd.	1,020,472	1,909,881
*††	Greentech Technology International Ltd.	2,594,000	34,697
	G-Resources Group Ltd.	1,210,810	1,664,153
#	Guoco Group Ltd.	15,000	141,447
#	Guotai Junan International Holdings Ltd.	12,756,797	10,397,835
	Hang Lung Group Ltd.	3,875,000	7,000,720
	Hang Lung Properties Ltd.	9,850,348	10,144,462
*	Hanison Construction Holdings Ltd.	2,709,649	85,556
	Harbour Centre Development Ltd.	820,500	465,958
	HKBN Ltd.	2,699,000	1,714,493
*	HKR International Ltd.	2,819,369	334,737
	Hon Kwok Land Investment Co. Ltd.	388,800	51,897
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co. Ltd.	1,087,300	$663,025
	Hong Kong Technology Venture Co. Ltd.	1,966,784	408,990
*	Hong Kong Zcloud Technology Construction Ltd.	40,000	70,842
*	Hongkong & Shanghai Hotels Ltd.	2,131,989	1,586,559
*	Hongkong Chinese Ltd.	4,225,774	161,546
Ω	Honma Golf Ltd.	1,004,000	448,635
	Hung Hing Printing Group Ltd.	2,940,000	363,204
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,148,000	982,556
	Hysan Development Co. Ltd.	3,493,000	6,950,557
	IGG, Inc.	3,787,000	1,983,332
Ω	Impro Precision Industries Ltd.	1,035,000	399,139
	International Housewares Retail Co. Ltd.	1,856,000	203,242
*	IPE Group Ltd.	3,145,000	173,018
	Jacobson Pharma Corp. Ltd.	2,824,000	600,979
	JBM Healthcare Ltd.	230,000	86,627
	Johnson Electric Holdings Ltd.	1,788,668	5,271,855
	K Wah International Holdings Ltd.	3,704,000	1,020,733
*	Kader Holdings Co. Ltd.	14,000	500
	Karrie International Holdings Ltd.	2,702,000	316,568
	Keck Seng Investments Hong Kong Ltd.	856,600	302,242
	Kerry Properties Ltd.	2,911,000	7,772,670
*	Kingkey Financial International Holdings Ltd.	1,610,000	52,532
	KLN Logistics Group Ltd.	1,881,000	1,978,061
	Kowloon Development Co. Ltd.	1,811,301	737,694
*	KuangChi Science Ltd.	190,000	29,864
*	Lai Sun Development Co. Ltd.	2,556,894	236,882
*	Lai Sun Garment International Ltd.	67,442	4,810

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Lam Soon Hong Kong Ltd.	302,310	$406,002
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	5,222,750	385,052
	Liu Chong Hing Investment Ltd.	782,200	445,336
	Luk Fook Holdings International Ltd.	1,724,000	4,498,546
	Man Wah Holdings Ltd.	7,988,800	4,506,534
	Matrix Holdings Ltd.	781,414	48,348
*	MECOM Power & Construction Ltd.	25,999	627
	Melbourne Enterprises Ltd.	39,500	312,804
*	Melco International Development Ltd.	2,439,499	1,686,855
	MGM China Holdings Ltd.	19,600	41,380
*††	MH Development NPV	1,125,499	0
*	Midland Holdings Ltd.	2,585,987	581,938
	Miramar Hotel & Investment	1,129,000	1,425,292
	Modern Dental Group Ltd.	1,619,000	895,394
#*	Mongolian Mining Corp.	2,787,000	2,790,615
*	NagaCorp Ltd.	5,619,359	2,959,780
	Nameson Holdings Ltd.	2,948,000	299,926
	Nanyang Holdings Ltd.	87,000	281,971
	National Electronics Holdings	1,690,600	81,607
*	National United Resources Holdings Ltd.	1,828,000	8,346
#*	New World Development Co. Ltd.	5,992,000	4,906,759
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,012,000	877,065
	Oriental Watch Holdings	1,924,536	829,451
*	Oshidori International Holdings Ltd.	18,305,400	1,081,418
#	Pacific Basin Shipping Ltd.	25,691,000	7,423,560
#	Pacific Textiles Holdings Ltd.	4,674,000	875,101
*	Paliburg Holdings Ltd.	726,830	26,352
	Paradise Entertainment Ltd.	520,000	65,304
		Shares	Value»
HONG KONG — (Continued)
#	PAX Global Technology Ltd.	2,745,000	$2,377,923
	PC Partner Group Ltd.	1,364,000	1,285,171
	PCCW Ltd.	11,717,545	8,395,003
#*††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,913,000	399,625
	Pico Far East Holdings Ltd.	3,958,000	1,289,666
	Playmates Holdings Ltd.	7,082,000	487,373
	Plover Bay Technologies Ltd.	1,675,000	1,414,169
*	Public Financial Holdings Ltd.	1,552,000	268,974
*††	Pyxis Group Ltd.	1,936,000	0
*	Regal Hotels International Holdings Ltd.	701,800	47,251
#Ω	Regina Miracle International Holdings Ltd.	1,451,000	336,464
#	Sa Sa International Holdings Ltd.	978,000	77,018
	Safety Godown Co. Ltd.	1,200,000	320,885
Ω	Samsonite Group SA	5,550,000	11,320,379
	SAS Dragon Holdings Ltd.	854,368	510,610
#	SEA Holdings Ltd.	1,657,523	261,122
#	Shangri-La Asia Ltd.	5,170,000	2,995,003
*	Shenwan Hongyuan HK Ltd.	1,195,000	320,938
*	Shun Tak Holdings Ltd.	6,049,419	509,152
	Singamas Container Holdings Ltd.	8,116,000	711,340
*	Sinohope Technology Holdings Ltd.	221,500	132,196
#*	SJM Holdings Ltd.	12,676,750	5,014,318
*	Smart Digital Technology Group Ltd.	26,000	13,370
*	Smart Fish Wealthlink Holdings Ltd.	14,868,000	35,820
	SmarTone Telecommunications Holdings Ltd.	1,693,481	990,971
#*	Solomon Systech International Ltd.	8,260,000	480,255
*	Soundwill Holdings Ltd.	392,786	309,004
*	South China Holdings Co. Ltd.	11,854,503	51,208

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Stella International Holdings Ltd.	2,916,500	$5,792,288
	Sun Hung Kai & Co. Ltd.	3,055,327	1,376,302
	SUNeVision Holdings Ltd.	3,380,000	3,336,197
	TAI Cheung Holdings Ltd.	1,557,000	662,322
	Tai Sang Land Development Ltd.	696,910	180,440
	Tan Chong International Ltd.	1,176,000	217,441
*	Taung Gold International Ltd.	27,400,000	183,877
#*	Television Broadcasts Ltd.	1,692,100	898,670
	Texhong International Group Ltd.	786,000	475,973
	Texwinca Holdings Ltd.	4,038,000	447,066
#*	Theme International Holdings Ltd.	22,110,000	2,366,176
	Tian Teck Land Ltd.	1,024,000	278,706
*	Tongda Group Holdings Ltd.	2,080,000	30,915
	Town Health International Medical Group Ltd.	8,564,115	300,168
	Tradelink Electronic Commerce Ltd.	2,870,000	350,358
	Transport International Holdings Ltd.	1,127,129	1,291,835
	United Laboratories International Holdings Ltd.	4,868,000	9,125,320
*	Unity Group Holdings International Ltd.	1,668,000	79,531
*	Universal Technologies Holdings Ltd.	1,730,000	33,278
*††	Untrade.Genting	5,824,000	0
#	Value Partners Group Ltd.	6,335,000	1,723,163
	Vedan International Holdings Ltd.	3,576,000	297,664
	Vitasoy International Holdings Ltd.	3,509,000	4,096,592
	Viva Goods Co. Ltd.	2,088,000	140,512
*	Vobile Group Ltd.	2,957,000	1,308,771
#*Ω	VPower Group International Holdings Ltd.	1,521,397	55,149
	VSTECS Holdings Ltd.	3,599,600	4,165,863
	VTech Holdings Ltd.	796,000	5,898,328
*	Wang On Group Ltd.	29,940,000	87,970
		Shares	Value»
HONG KONG — (Continued)
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	$86,838
	Wing On Co. International Ltd.	490,000	791,928
	Wing Tai Properties Ltd.	1,555,331	334,756
	Wynn Macau Ltd.	7,686,800	6,370,897
#	Xinyi Glass Holdings Ltd.	8,892,169	9,165,954
	YesAsia Holdings Ltd.	272,000	160,919
*	YT Realty Group Ltd.	690,124	13,707
	Yue Yuen Industrial Holdings Ltd.	4,009,000	6,270,353
#*	Yunfeng Financial Group Ltd.	1,012,000	465,975
TOTAL HONG KONG			299,086,965
NEW ZEALAND — (2.7%)
	AFT Pharmaceuticals Ltd.	34,226	54,382
	Air New Zealand Ltd.	5,947,562	2,030,686
#	Briscoe Group Ltd.	37,124	133,149
	Channel Infrastructure NZ Ltd.	1,224,958	1,521,871
	Colonial Motor Co. Ltd.	70,115	294,637
	Contact Energy Ltd.	74,821	400,992
#	Delegat Group Ltd.	6,400	14,724
*	Eroad Ltd.	39,322	35,708
*	Fletcher Building Ltd. (FBU NZ)	1,015,771	1,812,049
	Freightways Group Ltd.	601,377	3,945,418
	Genesis Energy Ltd.	1,125,377	1,577,521
*	Gentrack Group Ltd.	138,419	867,823
#	Hallenstein Glasson Holdings Ltd.	194,394	995,500
#	Heartland Group Holdings Ltd.	3,411,177	1,625,002
#	Investore Property Ltd.	1,019,680	702,122
*	KMD Brands Ltd.	1,740,599	260,306
#	Napier Port Holdings Ltd.	46,155	85,134
#	NZME Ltd. (NZM AU)	513,703	349,279
#	NZME Ltd. (NZM NZ)	62,826	42,145
#	NZX Ltd.	1,132,439	1,020,151
#*	Oceania Healthcare Ltd.	2,068,533	838,601
#*	Pacific Edge Ltd.	1,413,438	83,161
	PGG Wrightson Ltd.	124,704	167,751
*	Rakon Ltd.	187,210	88,453
	Restaurant Brands New Zealand Ltd.	87,642	149,580
*††	RPNZ Ltd.	274,180	0

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Ryman Healthcare Ltd.	1,467,905	$2,157,702
	Sanford Ltd.	153,463	516,086
	Scales Corp. Ltd.	463,349	1,288,163
#	Scott Technology Ltd.	56,917	69,731
#*	Serko Ltd.	251,167	422,393
	Skellerup Holdings Ltd.	682,689	1,915,491
	SKY Network Television Ltd.	454,322	827,083
#*	SKYCITY Entertainment Group Ltd.	2,384,467	1,432,182
#	Steel & Tube Holdings Ltd.	326,363	140,833
	Summerset Group Holdings Ltd.	966,130	6,505,188
#	Tourism Holdings Ltd.	558,453	692,757
	TOWER Ltd.	879,257	900,287
#	Turners Automotive Group Ltd.	134,800	543,048
#*	Vista Group International Ltd.	805,750	1,667,102
#*	Warehouse Group Ltd.	373,457	180,527
TOTAL NEW ZEALAND			38,354,718
SINGAPORE — (11.6%)
*††	Abterra Ltd.	230,320	0
#*	AEM Holdings Ltd.	1,185,174	1,460,169
#	Aztech Global Ltd.	1,209,000	617,550
	Banyan Tree Holdings Ltd.	933,200	458,504
	Bonvests Holdings Ltd.	950,000	728,513
	Boustead Singapore Ltd.	1,344,628	1,603,492
	BRC Asia Ltd.	82,200	226,699
#	Bukit Sembawang Estates Ltd.	608,203	2,002,704
	Bund Center Investment Ltd.	659,825	192,941
#	Capitaland India Trust	5,064,821	4,634,448
	Centurion Corp. Ltd.	1,374,900	1,805,110
	China Aviation Oil Singapore Corp. Ltd.	1,356,599	1,168,497
	China Sunsine Chemical Holdings Ltd.	1,460,300	785,468
	Chuan Hup Holdings Ltd.	1,861,300	236,351
	City Developments Ltd.	848,100	4,015,051
	ComfortDelGro Corp. Ltd.	10,255,600	12,056,752
		Shares	Value»
SINGAPORE — (Continued)
#*	COSCO Shipping International Singapore Co. Ltd.	5,981,200	$569,776
#*	Creative Technology Ltd.	285,050	174,445
	CSE Global Ltd.	2,624,201	1,309,703
*	Del Monte Pacific Ltd.	730,764	49,939
#	Delfi Ltd.	1,345,200	867,742
	DFI Retail Group Holdings Ltd.	1,033,700	3,563,629
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	812,495	719,808
	First Resources Ltd.	2,813,800	3,282,890
	First Sponsor Group Ltd.	484,727	387,636
	Food Empire Holdings Ltd.	845,300	1,527,708
#	Fraser & Neave Ltd.	414,600	455,672
	Frasers Property Ltd.	48,800	35,255
#	Frencken Group Ltd.	1,626,600	2,063,884
#*	Fu Yu Corp. Ltd.	3,048,000	251,948
*	Gallant Venture Ltd.	5,386,600	348,129
	Geo Energy Resources Ltd.	3,225,900	840,973
	Golden Agri-Resources Ltd.	27,129,800	5,310,767
	Grand Venture Technology Ltd.	34,200	24,231
	GuocoLand Ltd.	909,114	1,181,602
	Haw Par Corp. Ltd.	487,500	5,199,716
	Hiap Hoe Ltd.	498,000	206,717
	Ho Bee Land Ltd.	651,700	1,017,799
	Hong Fok Corp. Ltd.	1,380,394	859,065
	Hong Leong Asia Ltd.	928,200	1,169,718
	Hong Leong Finance Ltd.	1,076,500	2,246,357
	Hotel Grand Central Ltd.	659,454	370,173
#	Hour Glass Ltd.	782,032	1,210,148
#	HRnetgroup Ltd.	659,400	355,065
	Hutchison Port Holdings Trust	21,128,600	4,211,754
#*††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	758,400	5,276,742
	Indofood Agri Resources Ltd.	851,800	223,235
	InnoTek Ltd.	336,600	111,322
	ISDN Holdings Ltd.	675,249	192,270
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,278,587	6,518,802
	LHN Ltd.	80,000	48,406
	Low Keng Huat Singapore Ltd.	916,200	309,204

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International Ltd.	1,042,100	$2,059,344
#	Marco Polo Marine Ltd.	9,859,000	440,314
*	Mermaid Maritime PCL	107,200	10,057
	Metro Holdings Ltd.	1,750,192	586,507
	Mewah International, Inc.	89,000	18,209
#	Micro-Mechanics Holdings Ltd.	131,000	185,173
#*††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	884,300	497,455
	Netlink NBN Trust	9,082,600	6,257,222
*	Oceanus Group Ltd.	4,959,300	22,612
	OKP Holdings Ltd.	90,900	65,859
	Olam Group Ltd.	2,141,300	1,712,352
	OUE Ltd.	1,118,300	963,123
#*	Oxley Holdings Ltd.	3,811,841	330,735
	Pacific Century Regional Developments Ltd.	179,000	60,017
#	Pan-United Corp. Ltd.	1,058,950	805,406
#	Propnex Ltd.	688,800	730,803
	PSC Corp. Ltd.	1,339,819	406,984
	Q&M Dental Group Singapore Ltd.	1,391,460	422,841
	QAF Ltd.	768,580	523,227
	Raffles Medical Group Ltd.	4,093,032	3,111,537
*	Rex International Holding Ltd.	3,816,300	576,007
#	Riverstone Holdings Ltd.	2,710,800	1,470,298
#	Samudera Shipping Line Ltd.	1,152,700	920,707
	SATS Ltd.	218,400	532,906
#	SBS Transit Ltd.	328,700	793,759
#	Seatrium Ltd.	6,177,100	10,735,556
	Sheng Siong Group Ltd.	3,512,900	5,670,817
	SIA Engineering Co. Ltd.	1,276,200	3,015,635
	Sing Holdings Ltd.	896,600	289,609
	Sing Investments & Finance Ltd.	526,012	513,777
	Singapore Land Group Ltd.	209,369	429,501
	Singapore Post Ltd.	7,707,800	2,895,898
	Singapore Shipping Corp. Ltd.	1,642,504	373,317
#	Stamford Land Corp. Ltd.	2,153,518	721,730
	StarHub Ltd.	2,813,900	2,665,659
	Straco Corp. Ltd.	130,000	41,490
		Shares	Value»
SINGAPORE — (Continued)
#	Straits Trading Co. Ltd.	640,894	$794,187
*††	Swiber Holdings Ltd.	2,895,250	0
#*	Thomson Medical Group Ltd.	4,131,300	165,456
	Tiong Woon Corp. Holding Ltd.	26,600	16,041
	Tuan Sing Holdings Ltd.	2,426,018	529,539
	UMS Integration Ltd.	3,056,868	3,559,603
	United Overseas Insurance Ltd.	18,450	113,761
	UOB-Kay Hian Holdings Ltd.	1,796,071	3,242,168
	UOL Group Ltd.	845,100	4,467,360
	Valuetronics Holdings Ltd.	1,568,450	934,646
	Venture Corp. Ltd.	1,256,800	12,466,494
	Vicom Ltd.	490,500	604,036
	Wee Hur Holdings Ltd.	2,502,900	1,232,640
	Wing Tai Holdings Ltd.	1,408,167	1,474,440
#	Yeo Hiap Seng Ltd.	228,759	107,531
TOTAL SINGAPORE			165,048,824
TOTAL COMMON STOCKS			1,414,085,823
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	1,568
*	Galan Lithium Ltd. Warrants	130,619	0
*	Silver Mines Ltd. Warrants 06/17/26	210,409	1,406
*††	Wiluna Mining Corp. Ltd. Warrants	248,265	6,063
TOTAL AUSTRALIA			9,037
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	527,457	20,829

The Asia Pacific Small Company Series
CONTINUED
	Shares	Value»

HONG KONG — (Continued)
* CSI Properties Ltd. Warrants 04/07/2027	2,215,819	$5,787
TOTAL HONG KONG		26,616
TOTAL RIGHTS/WARRANTS		35,653
TOTAL INVESTMENT SECURITIES (Cost $1,319,257,521)		1,414,121,476

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	584,634	$6,762,456
TOTAL INVESTMENTS — (100.0%)
(Cost $1,326,019,746)^^			$1,420,883,932
As of July 31, 2025, the value of Rule 144A securities amounted to $27,408,834 or 1.9% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$12,606	$911,364,402	$130,986	$911,507,994
China	—	87,322	—	87,322
Hong Kong	—	298,830,465	256,500	299,086,965
New Zealand	—	38,354,718	—	38,354,718
Singapore	165,456	164,883,368	—	165,048,824
Rights/Warrants
Australia	—	2,974	6,063	9,037
Hong Kong	—	26,616	—	26,616
Securities Lending Collateral	—	6,762,456	—	6,762,456
Total Investments in Securities	$178,062	$1,420,312,321	$393,549˂˃	$1,420,883,932

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
	4imprint Group PLC	164,812	$7,806,591
Ω	Airtel Africa PLC	320,119	861,750
	Bloomsbury Publishing PLC	488,835	3,083,615
*	Canal & SA	106,227	336,030
	Centaur Media PLC	254,249	110,688
	Future PLC	425,801	3,982,345
*	Gaming Realms PLC	177,455	126,147
	Gamma Communications PLC	455,747	6,540,751
*	Helios Towers PLC	3,108,690	4,872,819
	ITV PLC	16,769,923	18,190,178
	M&C Saatchi PLC	4,260	10,319
	MONY Group PLC	2,887,765	7,640,408
	Next 15 Group PLC	233,903	866,443
*	Nexxen International Ltd.	27,721	294,545
	Reach PLC	1,855,691	1,703,256
	Rightmove PLC	583,664	6,298,603
#	S4 Capital PLC	576,269	181,911
	STV Group PLC	4,918	8,184
#	Team Internet Group PLC	419,614	329,799
*Ω	Trustpilot Group PLC	436,205	1,438,557
	WPP PLC (WPP LN)	629,649	3,409,163
	YouGov PLC	157,697	650,231
TOTAL COMMUNICATION SERVICES			68,742,333
CONSUMER DISCRETIONARY — (22.8%)
*	AO World PLC	534,298	655,421
#*	ASOS PLC	68,338	279,623
#*Ω	Aston Martin Lagonda Global Holdings PLC	1,245,659	1,145,773
*	Auction Technology Group PLC	305,364	1,982,653
	B&M European Value Retail SA	3,115,478	9,208,949
	Barratt Redrow PLC	1,116,046	5,495,912
	Bellway PLC	621,599	20,343,680
	Berkeley Group Holdings PLC	448,840	21,585,519
#*	boohoo Group PLC	2,284,135	523,213
*	Burberry Group PLC	765,202	12,980,032
	Card Factory PLC	1,607,332	2,163,530
	Coats Group PLC	7,571,796	7,385,202
	Crest Nicholson Holdings PLC	1,379,801	3,321,067
*	Currys PLC	5,607,184	8,343,934
*	DFS Furniture PLC	1,185,529	2,499,584
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Domino's Pizza Group PLC	2,930,614	$9,276,564
	Dowlais Group PLC	6,027,958	5,569,566
	Dr. Martens PLC	1,949,573	2,079,619
	Dunelm Group PLC	732,209	11,745,649
	Entain PLC	15,088	202,612
*	Evoke PLC	20,108	18,711
*	Frasers Group PLC	826,342	7,481,703
	Fuller Smith & Turner PLC, Class A	167,141	1,301,414
	Games Workshop Group PLC	166,392	35,651,505
	Greggs PLC	585,443	12,173,987
*Ω	Gym Group PLC	876,702	1,700,847
	Halfords Group PLC	1,125,137	2,133,294
*	Headlam Group PLC	442,871	479,954
	Henry Boot PLC	519,628	1,574,896
	Hollywood Bowl Group PLC	781,790	2,537,904
*Ω	Hostelworld Group PLC	94,092	145,914
	Inchcape PLC	2,097,728	19,414,174
	J D Wetherspoon PLC	573,741	5,686,529
	JD Sports Fashion PLC	7,148,307	8,023,877
	Kingfisher PLC	5,443,485	19,355,962
*	Marston's PLC	3,205,525	1,812,071
	Me Group International PLC	1,618,258	4,741,834
*	Mitchells & Butlers PLC	1,495,268	5,449,363
	MJ Gleeson PLC	264,922	1,263,366
	Moonpig Group PLC	1,383,485	3,910,707
Ω	On the Beach Group PLC	543,361	1,934,200
	Persimmon PLC	1,538,292	23,195,501
	Pets at Home Group PLC	2,756,736	8,303,924
	Playtech PLC	1,468,729	7,709,313
	PPHE Hotel Group Ltd.	36,428	783,716
	Rank Group PLC	1,011,461	2,090,630
	Smiths News PLC	290,947	212,365
	SSP Group PLC	4,593,869	10,323,878
#*††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	16,550,347	22,268,238
#*	THG PLC	3,423,877	1,365,064
	Topps Tiles PLC	637,905	305,363
*Ω	Trainline PLC	1,179,227	4,234,475
	Vertu Motors PLC	1,572,903	1,258,770
	Victorian Plumbing Group PLC	25,510	25,049

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Videndum PLC	324,226	$472,992
*	Vistry Group PLC	1,748,011	13,396,805
*Ω	Watches of Switzerland Group PLC	1,064,220	4,894,455
	WH Smith PLC	682,165	9,208,103
	Whitbread PLC	262,020	10,525,548
	Wickes Group PLC	1,469,747	4,291,380
	Young & Co.'s Brewery PLC (YNGA LN), Class A	72,629	865,635
	Young & Co.'s Brewery PLC (YNGN LN)	3,278	26,818
TOTAL CONSUMER DISCRETIONARY			389,338,336
CONSUMER STAPLES — (5.1%)
	AG Barr PLC	596,428	5,418,114
	Anglo-Eastern Plantations PLC	126,037	1,479,234
Ω	Bakkavor Group PLC	829,558	2,568,158
	C&C Group PLC	1,916,523	4,477,916
#	Carr's Group PLC	141,570	270,074
	Cranswick PLC	354,250	24,809,199
	Greencore Group PLC	2,447,152	8,308,620
	Hilton Food Group PLC	388,333	4,353,875
	Kitwave Group PLC	94,799	306,458
*	McBride PLC	977,130	1,603,043
	MP Evans Group PLC	14,542	255,116
	Nichols PLC	5,160	89,876
*	Ocado Group PLC	1,494,840	6,195,467
	Premier Foods PLC	4,396,319	11,173,195
	PZ Cussons PLC	1,185,523	1,097,868
	Tate & Lyle PLC	2,019,131	14,256,571
TOTAL CONSUMER STAPLES			86,662,784
ENERGY — (2.0%)
*	Afentra PLC	206,954	133,945
*	Capricorn Energy PLC	428,578	1,282,815
#	Diversified Energy Co. PLC (DEC LN)	202,068	3,030,842
	Diversified Energy Co. PLC (DEC US)	5,324	80,179
	Energean PLC	717,147	8,654,694
	EnQuest PLC	11,059,965	2,024,512
#*	Genel Energy PLC	852,829	684,710
	Gulf Keystone Petroleum Ltd.	1,477,716	3,202,117
		Shares	Value»
ENERGY — (Continued)
*	Gulf Marine Services PLC	363,413	$98,511
	Harbour Energy PLC	2,443,162	6,425,362
	Hargreaves Services PLC	6,014	59,071
	Hunting PLC	812,125	3,370,775
	Ithaca Energy PLC	277,342	636,953
*	John Wood Group PLC	2,947,172	717,718
*	Pantheon Resources PLC	1,833,894	547,654
	Pharos Energy PLC	1,558,164	447,631
*	Savannah Energy PLC	388,799	36,970
	Serica Energy PLC	789,244	1,754,234
#*	Tullow Oil PLC	6,556,414	1,236,752
TOTAL ENERGY			34,425,445
FINANCIALS — (22.5%)
	Aberdeen Group PLC	9,506,777	25,085,865
	AJ Bell PLC	1,480,474	10,485,549
	Ashmore Group PLC	2,394,615	5,519,012
	Aviva PLC	1,380,070	11,791,324
	Beazley PLC	1,415,958	16,683,839
Ω	Bridgepoint Group PLC	569,098	2,453,516
	Brooks Macdonald Group PLC	1,612	38,428
#	Burford Capital Ltd.	1,020,644	12,948,094
#	Chesnara PLC	1,271,179	4,424,249
*	Close Brothers Group PLC	1,026,399	5,454,855
Ω	CMC Markets PLC	653,661	1,959,277
	Conduit Holdings Ltd.	125,338	504,118
	Foresight Group Holdings Ltd.	185,697	1,132,868
*Ω	Funding Circle Holdings PLC	192,002	341,900
*	Georgia Capital PLC	91,265	2,559,350
	H&T Group PLC	2,590	22,101
	Hiscox Ltd.	1,597,711	27,201,459
	IG Group Holdings PLC	1,821,587	27,124,906
	Impax Asset Management Group PLC	324,781	848,396
	IntegraFin Holdings PLC	963,465	4,561,528
	International Personal Finance PLC	1,241,720	3,458,465
	Investec PLC	575,314	4,255,516
*	IP Group PLC	4,469,350	3,299,804
	Jupiter Fund Management PLC	2,305,502	3,919,384
	Just Group PLC	6,028,406	16,765,580
	Lancashire Holdings Ltd.	1,369,169	11,306,065

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Lion Finance Group PLC	258,093	$25,874,911
	Liontrust Asset Management PLC	251,287	1,179,371
	M&G PLC	627,272	2,159,004
	Man Group PLC	7,151,308	15,530,800
*	Metro Bank Holdings PLC	605,576	1,030,500
	Mortgage Advice Bureau Holdings Ltd.	29,433	313,810
	Ninety One PLC	1,769,286	4,384,686
	OSB Group PLC	1,798,520	13,155,708
	Paragon Banking Group PLC	1,869,236	22,291,534
	PayPoint PLC	287,587	2,750,423
	Plus500 Ltd.	549,753	24,398,913
	Polar Capital Holdings PLC	452,723	2,833,931
	Pollen Street Group Ltd.	22,053	245,818
Ω	Quilter PLC	7,537,198	16,841,639
	Rathbones Group PLC	259,126	6,532,593
	Record PLC	18,948	13,973
	S&U PLC	31,949	764,893
Ω	Sabre Insurance Group PLC	653,834	1,317,014
*	Saga PLC	543,711	1,283,305
	Schroders PLC	638,349	3,281,208
	Secure Trust Bank PLC	4,188	55,266
	St. James's Place PLC	90,092	1,550,562
	Tatton Asset Management PLC	1,575	15,169
	TBC Bank Group PLC	201,665	12,890,198
	TP ICAP Group PLC	4,000,385	16,148,712
*	Vanquis Banking Group PLC	1,388,642	1,803,685
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	393,942	1,925,522
TOTAL FINANCIALS			384,719,996
HEALTH CARE — (2.7%)
	Advanced Medical Solutions Group PLC	790,722	2,121,689
Ω	ConvaTec Group PLC	3,345,206	10,306,662
	CVS Group PLC	369,115	5,975,401
*	EKF Diagnostics Holdings PLC	79,384	32,339
		Shares	Value»
HEALTH CARE — (Continued)
	Hikma Pharmaceuticals PLC	756,616	$19,556,441
*	Indivior PLC	29,972	605,430
*Ω	Integrated Diagnostics Holdings PLC	1,249,693	440,788
*	Oxford Nanopore Technologies PLC	5,907	15,834
#*	PureTech Health PLC (PRTC LN)	715,178	1,349,460
Ω	Spire Healthcare Group PLC	1,624,584	4,651,529
TOTAL HEALTH CARE			45,055,573
INDUSTRIALS — (24.5%)
#	Ashtead Technology Holdings PLC	113,506	501,712
	Avon Technologies PLC	630	17,574
	Babcock International Group PLC	1,906,120	26,133,527
	Balfour Beatty PLC	3,127,998	22,354,220
	Begbies Traynor Group PLC	46,129	73,014
	Bodycote PLC	1,168,905	9,811,179
#	Braemar PLC	83,994	277,802
	Brickability Group PLC	63,895	52,564
*	Capita PLC	528,422	2,109,017
#*	Ceres Power Holdings PLC	16,384	26,715
	Chemring Group PLC	900,564	6,521,970
	Clarkson PLC	215,527	9,813,865
	Cohort PLC	43,483	835,795
	Costain Group PLC	765,949	1,657,624
	DCC PLC	164,836	10,323,848
*	Dialight PLC	4,781	13,027
	DiscoverIE Group PLC	484,892	4,418,376
	easyJet PLC	966,101	6,264,449
	Firstgroup PLC	3,460,037	10,294,597
	Galliford Try Holdings PLC	648,385	3,740,198
	Genuit Group PLC	1,430,710	7,348,855
	Goodwin PLC	1,384	154,842
	Grafton Group PLC, CDI	1,441,958	16,904,565
	Hays PLC	6,321,624	5,313,942
	Howden Joinery Group PLC	2,400,490	27,789,436
	IMI PLC	770,818	22,519,393
*††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	195,499	954,324
#	James Halstead PLC	310,304	602,113

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	JET2 PLC	813,756	$17,430,109
	Johnson Service Group PLC	1,531,384	2,850,941
	Keller Group PLC	521,948	9,116,591
	Kier Group PLC	2,198,470	5,747,028
Ω	Luceco PLC	394,674	666,875
	Macfarlane Group PLC	41,210	53,972
	Mears Group PLC	801,169	4,121,587
	Mitie Group PLC	7,919,335	14,684,640
*	Mobico Group PLC	1,448,371	692,983
	Morgan Advanced Materials PLC	1,583,217	4,843,809
	Morgan Sindall Group PLC	292,134	17,723,527
	Norcros PLC	203,306	785,089
	Pagegroup PLC	1,732,738	6,060,687
	Porvair PLC	16,011	156,104
	QinetiQ Group PLC	3,125,466	20,490,849
	Renew Holdings PLC	208,846	2,332,165
	Ricardo PLC	259,315	1,467,989
	Robert Walters PLC	360,874	682,593
	Rotork PLC	4,165,742	17,867,733
	RS Group PLC	2,358,995	17,359,739
	RWS Holdings PLC	915,982	1,082,879
	Senior PLC	2,191,421	5,839,738
	Serco Group PLC	5,760,619	15,873,166
	Severfield PLC	1,140,644	480,488
*	SIG PLC	3,980,098	744,126
	Speedy Hire PLC	2,526,799	1,055,832
	Spirax Group PLC	143,394	11,983,243
	SThree PLC	702,351	1,958,907
	Travis Perkins PLC	1,038,206	7,438,238
	Trifast PLC	638,306	700,117
	Vesuvius PLC	1,288,338	6,045,060
#	Volex PLC	742,138	3,641,389
	Volution Group PLC	1,043,415	9,249,316
	Vp PLC	153,784	1,215,867
	Wilmington PLC	341,023	1,528,004
*	XP Power Ltd.	58,293	660,280
	Zigup PLC	1,528,686	6,766,031
TOTAL INDUSTRIALS			418,226,234
INFORMATION TECHNOLOGY — (4.5%)
*	Accesso Technology Group PLC	45,591	269,478
Ω	Alfa Financial Software Holdings PLC	195,990	591,564
	Bytes Technology Group PLC (BYIT LN)	1,230,937	5,939,394
	Computacenter PLC	464,553	14,040,282
	dotdigital group PLC	591,493	564,322
	FDM Group Holdings PLC	436,096	699,483
	GB Group PLC	1,050,766	3,237,303
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Gooch & Housego PLC	6,822	$54,485
	IDOX PLC	140,149	114,660
	iomart Group PLC	355,807	108,051
#*	IQE PLC	3,270,990	413,477
	Kainos Group PLC	479,814	4,681,712
	NCC Group PLC	1,553,643	3,082,145
	Oxford Instruments PLC	47,893	1,144,846
*	Pinewood Technologies Group PLC	402,676	2,565,450
*	RM PLC	26,372	35,926
	Softcat PLC	677,804	14,578,138
	Spectris PLC	233,714	12,272,254
*	Spirent Communications PLC	3,744,181	9,627,145
*	Strix Group PLC	344,467	191,373
	TT Electronics PLC	899,914	1,154,123
*	Xaar PLC	523,441	856,584
TOTAL INFORMATION TECHNOLOGY			76,222,195
MATERIALS — (6.4%)
*	Accsys Technologies PLC	9,505	7,728
	Atalaya Mining Copper SA	149,346	900,136
	Breedon Group PLC	1,241,295	5,917,333
	Capital Ltd.	59,308	73,757
	Castings PLC	172,431	651,497
	Central Asia Metals PLC	982,032	1,898,266
	Croda International PLC	229,648	7,903,946
	Ecora Resources PLC	1,027,237	924,036
	Elementis PLC	3,708,468	8,485,913
	Essentra PLC	1,405,549	1,939,737
Ω	Forterra PLC	1,156,686	3,066,970
	Hill & Smith PLC	533,904	14,369,884
	Hochschild Mining PLC	2,307,041	8,478,540
Ω	Ibstock PLC	2,219,076	4,392,830
#	International Paper Co.	62,585	3,105,627
	Johnson Matthey PLC	895,415	20,863,887
	Marshalls PLC	836,003	2,281,103
	Mondi PLC	876,245	11,845,285
	Pan African Resources PLC	7,390,123	5,188,066
	RHI Magnesita NV	23,873	751,631
*	Sigmaroc PLC	782,403	1,188,554
#*	SolGold PLC	2,265,976	297,999
#*	Synthomer PLC	704,995	761,534

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Treatt PLC	24,863	$66,201
	Victrex PLC	414,696	3,754,263
	Zotefoams PLC	111,485	408,364
TOTAL MATERIALS			109,523,087
REAL ESTATE — (2.2%)
	Foxtons Group PLC	1,455,178	1,123,888
	Grainger PLC	4,236,886	11,454,733
	Harworth Group PLC	57,387	142,920
	Helical PLC	28,412	84,858
	International Workplace Group PLC	3,940,007	11,495,846
	LSL Property Services PLC	312,715	1,225,031
*	Phoenix Spree Deutschland Ltd.	15,813	33,893
	Savills PLC	859,891	11,095,256
*	Watkin Jones PLC	1,081,806	369,658
TOTAL REAL ESTATE			37,026,083
	Shares	Value»
UTILITIES — (2.4%)
Drax Group PLC	1,809,663	$16,901,423
Pennon Group PLC	2,218,461	14,656,084
Telecom Plus PLC	409,607	9,979,284
TOTAL UTILITIES		41,536,791
TOTAL COMMON STOCKS Cost ($1,418,398,063)		1,691,478,857

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	1,384,157	16,010,546
TOTAL INVESTMENTS — (100.0%)
(Cost $1,434,408,207)^^			$1,707,489,403
As of July 31, 2025, the value of Rule 144A securities amounted to $65,954,693 or 3.9% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,091	$68,727,242	—	$68,742,333
Consumer Discretionary	—	389,338,336	—	389,338,336
Consumer Staples	—	86,662,784	—	86,662,784
Energy	80,179	34,345,266	—	34,425,445
Financials	—	384,719,996	—	384,719,996
Health Care	—	45,055,573	—	45,055,573
Industrials	—	418,226,234	—	418,226,234
Information Technology	—	76,222,195	—	76,222,195
Materials	—	109,523,087	—	109,523,087
Real Estate	—	37,026,083	—	37,026,083
Utilities	—	41,536,791	—	41,536,791
Securities Lending Collateral	—	16,010,546	—	16,010,546
Total Investments in Securities	$95,270	$1,707,394,133	—˂˃	$1,707,489,403

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRIA — (3.4%)
	Agrana Beteiligungs AG	68,038	$907,418
#	ANDRITZ AG	311,663	21,688,913
*	AT&S Austria Technologie & Systemtechnik AG	124,452	2,502,111
Ω	BAWAG Group AG	466,884	58,924,233
	CA Immobilien Anlagen AG	158,218	4,213,727
#*	CPI Europe AG	143,359	2,977,875
*	DO & Co. AG	41,737	9,415,882
*	Eurotelesites AG	289,656	1,698,417
	EVN AG	232,002	6,269,448
*	FACC AG	95,754	785,251
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	110,921
#*	Kapsch TrafficCom AG	29,728	239,065
#*	Lenzing AG	88,060	2,463,266
	Mayr Melnhof Karton AG	53,919	4,594,821
	Oberbank AG	44,385	3,697,798
	Oesterreichische Post AG	137,098	4,782,074
	Palfinger AG	77,895	3,239,705
*	POLYTEC Holding AG	109,193	416,924
	Porr AG	89,819	3,019,691
	SBO AG	43,336	1,434,115
	Semperit AG Holding	41,863	628,164
	Strabag SE (STR AV)	14,781	1,389,561
	Telekom Austria AG	1,067,703	11,315,267
#*	UBM Development AG	20,329	474,863
	UNIQA Insurance Group AG	776,594	11,188,156
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	14,402,159
	voestalpine AG	535,844	14,752,057
	Wienerberger AG	546,582	18,322,737
	Zumtobel Group AG	139,745	724,112
TOTAL AUSTRIA			206,578,731
BELGIUM — (3.6%)
	Ackermans & van Haaren NV	151,997	37,284,285
	Ageas SA	133,186	9,055,618
		Shares	Value»
BELGIUM — (Continued)
*	AGFA-Gevaert NV	684,059	$878,928
*	Atenor	117,970	417,208
#	Azelis Group NV	402,619	6,255,328
	Barco NV	389,825	6,075,763
	Bekaert SA	218,463	8,997,907
#*††Ω	Biocartis Group NV	357,370	0
#*	bpost SA	423,056	1,059,048
	Cie d'Entreprises CFE	49,898	558,073
#	CMB Tech NV	42,422	373,738
	Colruyt Group NV	227,216	9,705,952
	Deceuninck NV	428,512	1,062,406
	Deme Group NV	48,006	7,185,011
	D'ieteren Group	16,865	3,331,394
	Econocom Group SA NV	509,837	1,071,972
	Elia Group SA	65,051	7,505,142
	EVS Broadcast Equipment SA	69,289	2,993,505
	Fagron	351,158	8,683,037
*	Galapagos NV (GLPG BB)	207,806	6,800,251
*	Galapagos NV (GLPG NA)	44,496	1,456,089
	Gimv NV	167,831	8,042,117
#*	Immobel SA	23,226	661,297
#	Ion Beam Applications	101,113	1,392,155
	Jensen-Group NV	20,961	1,384,534
#	Kinepolis Group NV	90,123	3,729,355
#	Lotus Bakeries NV	2,046	17,297,731
#	Melexis NV	92,514	7,075,909
#*	Nyxoah SA	5,971	44,848
#*	Ontex Group NV	329,404	2,553,969
	Proximus SADP	602,646	5,007,222
#	Recticel SA	268,765	3,270,487
	Sipef NV	38,744	2,745,266
#	Solvay SA	361,376	11,322,855
	Syensqo SA	116,127	9,203,740
#	Tessenderlo Group SA	127,088	3,780,683
#	Umicore SA	793,728	12,543,897
#	Van de Velde NV	32,510	1,240,625
	VGP NV	52,407	5,511,104
	Viohalco SA	498,361	3,490,657
	What's Cooking BV	3,904	471,624
TOTAL BELGIUM			221,520,730
DENMARK — (6.0%)
*	ALK-Abello AS	815,920	23,672,953
	Alm Brand AS	5,389,801	14,866,712
	Ambu AS, Class B	897,603	13,103,111
*	Bang & Olufsen AS	599,792	1,199,189
*	Bavarian Nordic AS	380,772	13,782,467

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	cBrain AS	38,791	$1,265,068
	Chemometec AS	85,354	6,587,726
	Columbus AS	430,344	652,639
	D/S Norden AS	147,651	5,134,833
*	Demant AS	143,565	5,439,332
*	Dfds AS	123,426	2,215,867
	Djurslands Bank AS	6,232	668,339
	FLSmidth & Co. AS	224,017	13,178,099
#	Fluegger Group AS	4,198	207,750
	Foroya Banki P	10,800	312,195
#*	GN Store Nord AS	655,963	9,397,025
	GronlandsBANKEN AS	1,125	146,885
	Gubra AS	2,336	130,113
	H Lundbeck AS (HLUNA DC), Class A	78,578	351,538
	H Lundbeck AS (HLUNB DC)	1,533,255	7,987,888
#*	H&H International AS, Class B	79,154	1,262,069
#	Harboes Bryggeri AS, Class B	5,094	103,188
	ISS AS	739,839	21,267,665
	Jeudan AS	41,713	1,353,528
	Jyske Bank AS	340,334	34,166,928
	Lan & Spar Bank	4,895	644,452
	Matas AS	243,336	4,991,338
*Ω	Netcompany Group AS	205,257	7,526,727
#*	Nilfisk Holding AS	66,999	953,736
*	NKT AS	272,775	23,996,763
#*Ω	NNIT AS	71,567	722,524
*	North Media AS	16,692	123,645
#*	NTG Nordic Transport Group AS	31,091	931,797
	Parken Sport & Entertainment AS	11,952	307,856
	Per Aarsleff Holding AS	123,143	13,262,134
	Ringkjoebing Landbobank AS	178,453	39,340,331
	Rockwool AS, Class A	23,810	1,048,154
	Rockwool AS, Class B	259,072	11,352,694
	Royal Unibrew AS	274,075	20,500,335
#*	RTX AS	44,105	552,783
Ω	Scandinavian Tobacco Group AS	281,075	3,678,631
	Schouw & Co. AS	84,727	7,979,990
#	Solar AS, Class B	26,940	1,162,433
	SP Group AS	11,330	463,174
	Sparekassen Sjaelland-Fyn AS	7,557	384,414
	Sydbank AS	387,172	28,684,497
	TCM Group AS	2,578	29,713
		Shares	Value»
DENMARK — (Continued)
#	Tivoli AS	10,004	$944,796
#	TORM PLC, Class A	196,545	3,622,849
	UIE PLC	102,040	4,554,121
	Vestjysk Bank AS	59,908	43,597
#*	Zealand Pharma AS	108,096	5,592,653
TOTAL DENMARK			361,849,244
FINLAND — (6.3%)
	Aktia Bank OYJ	329,414	3,792,485
#	Alandsbanken Abp, Class B	23,036	1,024,608
	Alma Media OYJ	135,302	2,041,627
#	Anora Group OYJ	20,242	73,698
	Apetit OYJ	21,105	343,392
	Aspo OYJ	114,344	688,620
	Atria OYJ	98,413	1,499,335
#	Bittium OYJ	192,809	2,289,647
#	Citycon OYJ	371,096	1,596,290
	Digia OYJ	87,143	729,233
	Elisa OYJ	439,170	22,596,467
Ω	Enento Group OYJ	26,686	473,211
#	Finnair OYJ	662,496	2,171,658
#	Fiskars OYJ Abp	217,678	3,568,525
	F-Secure OYJ	612,189	1,148,860
*	Glaston OYJ Abp	4,608	6,571
	Gofore OYJ	574	11,751
	Harvia OYJ	87,822	5,084,853
	Hiab OYJ	271,845	18,551,865
	HKFoods OYJ	227,986	413,356
	Huhtamaki OYJ	521,607	17,953,393
	Ilkka OYJ	58,887	227,135
	Kalmar OYJ, Class B	271,845	12,267,819
#	Kamux Corp.	59,097	132,627
	Kemira OYJ	639,975	13,619,542
*	Kempower OYJ	3,147	57,207
	Kesko OYJ (KESKOA FH), Class A	30,754	669,449
	Kesko OYJ (KESKOB FH), Class B	1,098,477	23,891,233
#*	Kojamo OYJ	570,241	7,237,229
	Konecranes OYJ	433,794	36,148,944
	Lassila & Tikanoja OYJ	142,517	1,536,570
*	Lindex Group OYJ	68,203	220,816
	Mandatum OYJ	1,060,514	7,193,584
	Marimekko OYJ	69,882	1,039,893
#	Metsa Board OYJ (METSB FH), Class B	944,884	3,476,136
	Metso OYJ	1,766,154	22,181,631
#	Nokian Renkaat OYJ	507,568	4,556,801
	Olvi OYJ, Class A	95,777	3,647,262
#	Oma Saastopankki OYJ	27,483	285,185

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Oriola OYJ (OKDBV FH), Class B	622,883	$776,823
	Orion OYJ (ORNBV FH), Class B	600,779	48,097,604
#	Outokumpu OYJ	1,521,116	5,723,516
	Pihlajalinna OYJ	86,520	1,610,967
	Ponsse OYJ	69,648	2,536,519
	Puuilo OYJ	127,506	1,989,328
*	QT Group OYJ	78,638	5,411,284
	Raisio OYJ, Class V	643,272	1,839,944
*	Rapala VMC OYJ	116,693	176,938
	Raute OYJ, Class A	648	12,062
#	Revenio Group OYJ	127,255	3,810,643
	Sampo OYJ, Class A	1,877,238	20,102,415
#	Sanoma OYJ	455,141	5,263,228
	Scanfil OYJ	2,904	37,154
#	Stora Enso OYJ, Class R	926,332	9,531,476
	Taaleri PLC	26,604	214,525
	Talenom OYJ	7,120	28,405
#	Teleste OYJ	52,966	192,910
Ω	Terveystalo OYJ	393,345	4,818,711
#	TietoEVRY OYJ	469,114	8,075,288
#	Tokmanni Group Corp.	274,000	2,683,111
	Vaisala OYJ, Class A	125,505	6,769,392
#	Valmet OYJ	658,694	23,766,867
#*	Verkkokauppa.com OYJ	13,945	56,839
#	Viking Line Abp	11,073	286,986
#*	WithSecure OYJ	520,476	587,641
#*	YIT OYJ	673,049	2,331,847
TOTAL FINLAND			381,180,931
FRANCE — (11.7%)
#*	74Software SA	53,314	2,270,831
	ABC arbitrage	120,070	854,160
	Aeroports de Paris SA	6,601	801,193
*	Air France-KLM	213,395	2,800,707
	AKWEL SADIR	58,203	572,023
*	Alstom SA	1,931,279	45,300,705
*	Altamir	136,094	4,444,183
	Alten SA	148,760	12,090,498
*Ω	Aramis Group SAS	5,079	31,047
	Arkema SA	241,011	16,389,076
#	Assystem SA	36,612	2,022,863
	Aubay	27,726	1,587,083
Ω	Ayvens SA	105,161	1,130,007
*	Bastide le Confort Medical	17,515	607,426
#	Beneteau SACA	192,558	1,787,618
	Boiron SA	33,957	810,667
	Bonduelle SCA	83,515	761,684
	Carrefour SA	856,475	12,274,147
#	Catana Group	47,853	207,586
*	Cegedim SA	36,805	457,320
	Cie des Alpes	125,439	3,292,442
		Shares	Value»
FRANCE — (Continued)
#*	Claranova SE	66,462	$189,304
*	Clariane SE	1,044,376	5,414,760
	Coface SA	734,846	13,662,754
	Derichebourg SA	647,148	4,255,580
	Edenred SE	330,621	9,441,902
*	Ekinops SAS	7,393	29,061
	Electricite de Strasbourg SA	21,112	3,553,402
#*Ω	Elior Group SA	592,111	1,758,363
	Elis SA	1,130,371	31,164,396
#	Equasens	8,787	482,031
#	Eramet SA	40,848	2,258,810
	Esso SA Francaise	7,699	846,720
	Etablissements Maurel et Prom SA	387,272	2,378,341
	Eurazeo SE	229,679	13,477,511
#*	Euroapi SA	120,989	396,939
	Eurofins Scientific SE	61,975	4,746,256
#*	Eutelsat Communications SACA	1,129,007	4,040,295
	Exel Industries SA, Class A	10,459	476,672
	FDJ UNITED	330,803	10,318,351
	Fnac Darty SA	10,597	359,779
	Fnac Darty SA (FNAC FP)	56,665	1,918,219
*	Forvia SE (FRVIA FP)	672,065	8,544,125
*	Gaumont SA	10,715	977,253
	Gaztransport Et Technigaz SA	181,908	34,214,225
	GEA	2,433	242,727
	Getlink SE	4,564	82,772
	GL Events SACA	55,367	1,909,301
	Groupe Crit SA	22,324	1,589,255
	Groupe SFPI	21,754	58,763
#*	Guerbet	29,281	699,656
*	Haulotte Group SA	25,908	77,471
*	ID Logistics Group SACA	17,514	8,791,942
	Imerys SA	175,964	4,331,964
	Infotel SA	637	29,131
	Interparfums SA	18,164	666,993
	Ipsen SA	38,181	4,498,947
	IPSOS SA	252,618	11,343,140
	Jacquet Metals SACA	82,260	2,109,316
	JCDecaux SE	345,909	5,686,973
	Kaufman & Broad SA	91,469	3,258,896
	Laurent-Perrier	14,168	1,532,026
	Linedata Services	3,353	259,812
	LISI SA	48,174	2,603,798
	LNA Sante SA	30,153	980,346

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*Ω	Maisons du Monde SA	103,773	$261,621
#	Manitou BF SA	56,008	1,235,622
	Mersen SA	119,669	3,277,218
	Metropole Television SA	123,332	1,801,567
#*	Nacon SA	138	124
	Nexans SA	195,817	28,142,884
#*	Nexity SA	179,680	2,341,261
#	NRJ Group	88,443	734,306
	Oeneo SA	91,324	993,961
	Opmobility	292,231	4,474,580
*	OVH Groupe SA	23,733	285,601
*	Pierre Et Vacances SA	52,921	102,536
	Pluxee NV	183,702	3,725,165
	Quadient SA	144,235	2,651,351
#	Remy Cointreau SA	24,306	1,443,013
	Renault SA	63,420	2,346,589
	Rexel SA	1,211,850	36,627,473
	Robertet SA	1,104	1,039,938
	Rubis SCA	421,748	13,355,021
	Samse SACA	7,930	1,352,349
	Savencia SA	34,499	2,558,236
	SCOR SE	793,895	25,862,755
	SEB SA	125,153	9,142,087
	Seche Environnement SACA	21,449	2,491,880
	SES SA	1,939,196	13,335,261
#*Ω	SMCP SA	83,829	483,271
	Societe BIC SA	124,075	7,544,147
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,463,949
	Societe LDC SADIR	1,876	198,076
	Sodexo SA	181,241	10,779,027
*	SOITEC	9,110	394,566
*	Solutions 30 SE	29,641	59,253
	Sopra Steria Group	82,550	17,786,808
	SPIE SA	753,218	44,327,906
*Ω	SRP Groupe SA	8,116	4,253
#	Stef SA	25,963	3,917,532
	Sword Group	39,003	1,615,368
	Synergie SE	67,764	2,658,832
	Technip Energies NV	714,920	30,871,206
	Teleperformance SE	305,592	29,792,505
	Television Francaise 1 SA	268,368	2,565,992
	TFF Group	10,603	216,724
	Thermador Groupe	39,148	3,654,039
#	Tikehau Capital SCA	55,930	1,248,010
	Trigano SA	46,249	7,887,066
*	Ubisoft Entertainment SA	411,525	4,340,146
	Valeo SE	1,093,057	11,891,875
	Vallourec SACA	842,462	15,744,840
		Shares	Value»
FRANCE — (Continued)
Ω	Verallia SA	169,481	$5,452,875
	Vetoquinol SA	12,218	1,074,582
	Vicat SACA	100,090	6,482,202
	VIEL & Cie SA	156,945	2,810,236
	Virbac SACA	8,466	3,352,722
#*	Viridien	34,114	2,268,782
	Vivendi SE	1,014,196	3,844,614
#*	Voltalia SA	106,948	904,183
#	Vranken-Pommery Monopole SA	16,787	241,985
	VusionGroup	8,304	2,134,575
#	Wavestone	590	39,036
#*Ω	Worldline SA	130,606	475,794
*Ω	X-Fab Silicon Foundries SE	247,503	1,800,534
TOTAL FRANCE			709,061,454
GERMANY — (13.2%)
#	1&1 AG	218,379	4,590,857
	7C Solarparken AG	277,569	581,510
	Adesso SE	11,589	1,070,772
	Adtran Networks SE	5,435	128,384
#	AIXTRON SE	422,662	7,117,266
	All for One Group SE	5,469	305,108
	Allgeier SE	46,734	995,779
	AlzChem Group AG	19,672	3,329,926
#	Amadeus Fire AG	16,080	1,227,686
*	Aroundtown SA	4,486,255	16,177,849
	Atoss Software SE	42,829	5,744,729
	Aurubis AG	158,734	15,832,853
*Ω	Auto1 Group SE	26,757	802,119
*	Basler AG	52,628	692,338
#*	BayWa AG (BYW6 GR)	100,397	1,113,727
	Bechtle AG	415,814	18,047,923
Ω	Befesa SA	170,250	5,105,094
#	Bertrandt AG	26,176	577,152
	Bijou Brigitte AG	18,941	830,019
	Bilfinger SE	162,046	17,433,762
#	Borussia Dortmund GmbH & Co. KGaA	456,278	1,901,531
#*	BRANICKS Group AG	375,149	868,620
	Brenntag SE	293,842	18,229,696
	CANCOM SE (COK GR)	58,900	1,725,463
	Carl Zeiss Meditec AG	80,287	4,427,175
*	Ceconomy AG	757,885	3,829,387
	CENIT AG	41,905	363,620
	Cewe Stiftung & Co. KGaA	45,539	5,215,150
	CTS Eventim AG & Co. KGaA	215,851	24,374,838

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	$305,989
#*Ω	Delivery Hero SE	129,022	3,850,590
	Dermapharm Holding SE	82,006	3,140,666
#	Deutsche Beteiligungs AG	82,898	2,304,127
	Deutsche EuroShop AG	6,828	146,653
#Ω	Deutsche Pfandbriefbank AG	781,702	4,866,680
	Deutsche Wohnen SE	3,284	83,301
	Deutz AG	612,047	5,367,312
*	Dr. Hoenle AG	28,736	314,746
	Draegerwerk AG & Co. KGaA	18,054	1,214,693
	Duerr AG	297,532	7,647,367
Ω	DWS Group GmbH & Co. KGaA	115,499	6,916,539
	Eckert & Ziegler SE	84,525	6,430,078
	EDAG Engineering Group AG	56,009	402,907
	Elmos Semiconductor SE	36,953	3,688,254
	ElringKlinger AG	178,678	885,557
	Energiekontor AG	30,017	1,686,897
	Evonik Industries AG	475,583	9,444,157
#*	Evotec SE	713,696	5,702,035
	Fabasoft AG	1,167	21,903
	Fielmann Group AG	140,122	8,878,453
	flatexDEGIRO AG	411,467	12,435,870
#*	Fraport AG Frankfurt Airport Services Worldwide	182,432	13,575,846
	Freenet AG	771,156	25,010,778
	Friedrich Vorwerk Group SE	25,848	2,512,246
	FUCHS SE	126,009	4,431,912
	GEA Group AG	580,515	41,698,530
	Gerresheimer AG	175,816	8,668,422
	Gesco SE	47,615	981,615
	GFT Technologies SE	119,509	2,475,798
*	Grand City Properties SA	353,732	4,459,866
#	Grenke AG	96,618	1,967,730
	H&R GmbH & Co. KGaA	36,218	206,332
	Hawesko Holding SE	313	8,258
*	Heidelberger Druckmaschinen AG	1,297,755	3,357,483
*	HelloFresh SE	796,770	8,384,145
		Shares	Value»
GERMANY — (Continued)
#	Hensoldt AG	333,222	$36,522,067
*	HomeToGo SE	13,461	24,002
	Hornbach Holding AG & Co. KGaA	52,423	6,164,091
#	HUGO BOSS AG	242,968	11,315,765
	Indus Holding AG	73,991	1,998,912
	Init Innovation in Traffic Systems SE	38,395	1,810,244
Ω	Instone Real Estate Group SE	100,940	1,075,130
*	IONOS Group SE	22,006	1,043,668
#	IVU Traffic Technologies AG	52,179	1,253,923
	Jenoptik AG	267,523	5,669,361
Ω	JOST Werke SE	22,566	1,328,401
	K&S AG	744,928	11,269,091
	KION Group AG	416,672	25,614,846
	Kloeckner & Co. SE	83,904	611,834
#	Knaus Tabbert AG	6,420	96,470
#*	Koenig & Bauer AG	75,375	1,219,897
#	Kontron AG	250,654	8,086,124
	Krones AG	100,284	14,849,622
	KSB SE & Co. KGaA	3,257	3,626,263
	KWS Saat SE & Co. KGaA	79,102	5,633,964
	Lanxess AG	424,872	11,667,805
	LEG Immobilien SE	402,018	31,909,567
#	Leifheit AG	50,316	876,843
	Mediclin AG	21,220	76,242
*	Medios AG	3,037	44,461
	MLP SE	413,189	3,981,287
	Multitude PLC	1,042	7,791
	Mutares SE & Co. KGaA	20,493	706,001
*	Nagarro SE	44,229	2,797,171
*	Nordex SE	444,690	10,915,310
#	Norma Group SE	158,319	2,818,052
	Patrizia SE	293,577	2,619,655
*	Pentixapharm Holding AG	17,491	40,207
	Pfeiffer Vacuum Technology AG	9,492	1,684,246
	ProCredit Holding AG	9,266	96,109
	ProSiebenSat.1 Media SE	795,006	7,246,547
#	Puma SE (PUM GR)	452,059	9,555,833
#*	PVA TePla AG	105,701	2,555,471
	PWO AG	8,558	282,933
*	q.beyond AG	611,133	658,805
	Qiagen NV	125,266	6,211,397
*	R Stahl AG	14,952	315,555
	Rational AG	7,898	6,096,837
#	RTL Group SA	151,882	5,986,738
	SAF-Holland SE	234,830	4,236,131
	Salzgitter AG	125,542	3,255,066

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Schaeffler AG	217,255	$1,256,077
	Schloss Wachenheim AG	6,929	114,694
	Schott Pharma AG & Co. KGaA	4,762	128,523
Ω	Scout24 SE	11,343	1,515,897
#	Secunet Security Networks AG	8,159	2,028,316
#*	SGL Carbon SE	306,975	1,202,077
#	Siltronic AG	70,233	3,036,608
	Sixt SE	64,774	6,716,506
*	SMA Solar Technology AG	44,384	1,015,983
*	Softwareone Holding AG	240,260	1,963,225
	Stabilus SE	127,858	3,665,280
	STRATEC SE	33,286	1,052,316
	Stroeer SE & Co. KGaA	193,372	10,390,327
	Suedzucker AG	377,566	4,323,734
	Surteco Group SE	47,139	784,971
	SUSS MicroTec SE	143,891	5,215,992
#	TAG Immobilien AG	1,175,808	18,904,695
#	Takkt AG	156,301	959,459
*Ω	TeamViewer SE	666,827	6,819,600
#	Technotrans SE	36,431	1,013,311
	thyssenkrupp AG	2,543,046	29,436,147
*	TUI AG	2,283,309	20,600,126
	United Internet AG	435,652	12,487,084
#	Verbio SE	100,018	1,295,988
	Vossloh AG	68,864	6,754,022
#	Wacker Chemie AG	83,886	6,243,717
	Wacker Neuson SE	207,598	5,430,723
	Washtec AG	74,293	3,400,552
*	Westwing Group SE	14,210	148,663
	Wuestenrot & Wuerttembergische AG	145,171	2,323,270
*Ω	Zalando SE	672,832	19,618,466
	Zeal Network SE	6,261	344,221
TOTAL GERMANY			802,160,373
GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0
IRELAND — (0.6%)
	Cairn Homes PLC	2,629,336	6,525,887
	Dalata Hotel Group PLC	594,741	4,324,176
	FBD Holdings PLC (FBD ID)	17,353	276,608
	FBD Holdings PLC (FBH LN)	125,459	1,997,274
	Glanbia PLC (GLB ID)	298,453	4,336,486
	Glanbia PLC (GLB LN)	700,613	10,522,498
		Shares	Value»
IRELAND — (Continued)
*Ω	Glenveagh Properties PLC	1,567,836	$3,343,983
	Irish Continental Group PLC (IR5B ID)	825,575	5,158,866
*	Permanent TSB Group Holdings PLC	273,432	649,108
TOTAL IRELAND			37,134,886
ISRAEL — (2.1%)
	Ackerstein Group Ltd.	11,738	29,814
*	Adgar Investment & Development Ltd.	105,459	161,440
#	Afcon Holdings Ltd.	3,064	188,104
*	AFI Properties Ltd.	97,331	5,890,844
#	Africa Israel Residences Ltd.	20,736	1,670,613
*	Alarum Technologies Ltd.	10,500	12,846
#*	Allot Ltd.	171,830	1,342,491
	Alrov Properties & Lodgings Ltd.	49,832	3,708,600
	Altshuler Shaham Finance Ltd.	22,244	40,359
	Analyst IMS Investment Management Services Ltd.	1,285	45,917
	Arad Ltd.	32,408	494,401
*	Argo Properties NV	8,378	273,796
	Ari Real Estate Arena Investment Ltd.	8,453	7,531
	Aryt Industries Ltd.	18,534	182,324
*	Ashdod Refinery Ltd.	35,855	616,583
#	AudioCodes Ltd. (AUDC IT)	25,347	255,288
	AudioCodes Ltd. (AUDC US)	5,644	56,553
	Automatic Bank Services Ltd.	19,339	122,791
*	Avgol Industries 1953 Ltd.	468,925	205,107
	Ayalon Holdings Ltd.	1,025	17,505
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	3,280,038
*	Bet Shemesh Engines Holdings 1997 Ltd.	34,921	6,622,837
#	Blue Square Real Estate Ltd.	36,303	4,151,473
	Carasso Motors Ltd.	137,415	1,621,445

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Carasso Real Estate Ltd.	4,065	$42,063
	Castro Model Ltd.	368	15,930
*	Cellcom Israel Ltd. (CEL IT)	416,963	3,768,796
*	Ceragon Networks Ltd.	266,244	588,399
*	Cielo-Blu Group Ltd.	40,237	48,538
#*	Compugen Ltd.	120,656	174,696
	Danel Adir Yeoshua Ltd.	24,067	3,298,712
	Danya Cebus Ltd.	4,324	157,746
#	Delek Automotive Systems Ltd.	108,055	844,842
#	Delta Galil Ltd.	65,527	3,477,062
	Direct Finance of Direct Group 2006 Ltd.	959	149,224
*	Dor Alon Energy in Israel 1988 Ltd.	10,173	402,074
#*	Doral Group Renewable Energy Resources Ltd.	139,520	660,249
#	Duniec Brothers Ltd.	730	49,297
#	Electra Consumer Products 1970 Ltd.	60,700	2,408,680
*	Ellomay Capital Ltd.	2,597	47,356
*	Equital Ltd.	99,225	4,305,561
	FMS Enterprises Migun Ltd.	19,186	822,783
	Formula Systems 1985 Ltd. (FORTY IT)	34,203	4,117,247
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	286	31,460
	Fox Wizel Ltd.	34,368	3,564,000
	Gav-Yam Lands Corp. Ltd.	13,297	148,414
*	Gilat Satellite Networks Ltd.	207,925	1,557,543
*	Hagag Group Real Estate Development	33,390	209,163
	IDI Insurance Co. Ltd.	37,805	2,177,823
*	IES Holdings Ltd.	1,881	163,823
	Ilex Medical Ltd.	4,067	72,409
#	Inrom Construction Industries Ltd.	431,493	2,515,728
	Isracard Ltd.	469,624	1,923,602
#	Israel Canada TR Ltd.	129,481	643,278
	Israel Shipyards Industries Ltd.	507	19,255
		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co. Ltd.	6,883	$1,867,619
	Issta Ltd.	23,280	723,571
	Kamada Ltd. (KMDA IT)	203,071	1,514,970
	Kardan Real Estate Enterprise & Development Ltd.	61,338	110,860
	Kerur Holdings Ltd.	32,360	800,054
	Klil Industries Ltd.	5,560	367,901
#	Kvutzat Acro Ltd.	39,149	569,314
	Lahav L.R. Real Estate Ltd.	9,407	17,250
	Land Development Nimrodi Group Ltd.	95,730	1,015,784
	Lapidoth Capital Ltd.	2,277	51,806
	Libra Insurance Co. Ltd.	5,503	23,090
	M Yochananof & Sons Ltd.	11,123	1,025,951
	Magic Software Enterprises Ltd. (MGIC IT)	134,709	2,826,651
	Magic Software Enterprises Ltd. (MGIC US)	1,403	29,056
*	Malam - Team Ltd.	11,865	400,656
	Max Stock Ltd.	91,897	489,413
#	Maytronics Ltd.	102,163	131,665
	Mediterranean Towers Ltd.	379,849	1,372,483
	Mega Or Holdings Ltd.	74,913	3,514,730
	Meitav Investment House Ltd.	194,223	4,846,202
	MENIF - Financial Services Ltd.	2,172	14,190
*	Meshek Energy Renewable Energies Ltd.	25,687	33,561
#	Meshulam Levinstein Contracting & Engineering Ltd.	780	114,375
	Mivtach Shamir Holdings Ltd.	31,365	2,550,987
	Nawi Group Ltd.	73,059	1,276,302
	Neto Malinda Trading Ltd.	10,840	453,751
*	Neto ME Holdings Ltd.	4,016	245,390
	Novolog Ltd.	200,415	81,929
	Oil Refineries Ltd.	10,110,314	2,644,870
*	OY Nofar Energy Ltd.	3,288	98,443
	Palram Industries 1990 Ltd.	9,766	212,835

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Partner Communications Co. Ltd.	533,452	$4,912,824
	Paz Retail & Energy Ltd.	25,174	4,654,737
*	Perion Network Ltd.	43,816	475,078
#	Plasson Industries Ltd.	19,120	1,151,011
#	Prashkovsky Investments & Construction Ltd.	29,073	1,114,794
#*	Priortech Ltd.	30,375	1,724,269
	Qualitau Ltd.	1,997	250,876
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	4,433,665
*	Rani Zim Shopping Centers Ltd.	26,927	39,918
	Retailors Ltd.	23,090	480,377
*	Scope Metals Group Ltd.	45,767	2,042,812
*	Shikun & Binui Soltec Renewable Energy	12,885	11,877
	Summit Real Estate Holdings Ltd.	215,637	4,093,094
	Suny Cellular Communication Ltd.	187,376	81,518
#	Tadiran Group Ltd.	14,575	774,157
Ω	Tamar Petroleum Ltd.	86,654	1,035,282
	Telsys Ltd.	2,324	146,151
*	Tera Light Ltd.	45,638	152,687
	Tiv Taam Holdings 1 Ltd.	56,937	137,821
	Turpaz Industries Ltd.	17,085	258,524
*	Veridis Environment Ltd.	3,397	23,628
	Victory Supermarket Chain Ltd.	5,213	76,548
	YD More Investments Ltd.	5,902	60,791
TOTAL ISRAEL			126,962,551
ITALY — (9.3%)
	A2A SpA	8,218,896	20,027,401
*	Abitare In SpA	1,909	6,446
	ACEA SpA	245,241	5,442,458
	Amplifon SpA	637,634	10,733,869
	Ariston Holding NV	26,863	139,850
	Arnoldo Mondadori Editore SpA	992,688	2,285,278
	Ascopiave SpA	432,784	1,494,886
	Avio SpA	40,938	1,398,993
		Shares	Value»
ITALY — (Continued)
	Azimut Holding SpA	552,386	$18,776,974
	Banca Generali SpA	331,041	18,489,391
	Banca IFIS SpA	172,132	4,767,118
#	Banca Monte dei Paschi di Siena SpA	5,051,111	43,002,235
#	Banca Profilo SpA	1,468,762	277,968
*Ω	Banca Sistema SpA	289,563	620,758
#	Banco di Desio e della Brianza SpA	244,337	2,090,528
*Ω	BFF Bank SpA	949,554	11,273,287
#	Biesse SpA	38,393	312,985
#	BPER Banca SpA	2,791,708	27,471,846
#	Brembo NV	564,136	5,408,231
	Brunello Cucinelli SpA	190,261	21,336,382
	Buzzi SpA	441,099	23,034,037
*	Cairo Communication SpA	349,136	1,085,506
Ω	Carel Industries SpA	1,486	40,367
	Cembre SpA	10,913	741,612
	Cementir Holding NV	344,436	5,116,937
*	CIR SpA-Compagnie Industriali	2,713,555	2,091,033
	Credito Emiliano SpA	494,654	7,498,210
	d'Amico International Shipping SA	252,474	1,040,465
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	3,835,241
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	4,839,525
	Datalogic SpA	61,179	330,222
#	Davide Campari-Milano NV	20,605	141,924
	De' Longhi SpA	51,080	1,675,346
#*	Digital Bros SpA	34,830	506,093
*Ω	doValue SpA	177,687	528,266
	Emak SpA	353,415	351,185
Ω	Enav SpA	812,628	3,565,024
#	ERG SpA	202,488	4,386,786
#	Esprinet SpA	164,535	781,697
	Fiera Milano SpA	38,749	278,060
	Fila SpA	164,125	1,617,892
*	Fincantieri SpA	100,278	1,940,616
#*††	Finmatica SpA	5,960	0
	FNM SpA	962,930	448,292
	Gefran SpA	35,925	429,433
#*	Geox SpA	337,735	115,734
#	GPI SpA	24,149	428,372
	Hera SpA	4,283,801	18,330,210
#	IMMSI SpA	997,787	576,060
	Intercos SpA	39,671	530,688
	Interpump Group SpA	21,462	880,548

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Iren SpA	3,483,285	$9,974,971
	Italgas SpA	2,853,412	23,675,803
	Italmobiliare SpA	79,015	2,544,278
	Iveco Group NV	796,858	16,470,919
	Lottomatica Group SpA	294,924	7,949,636
	LU-VE SpA	6,324	233,915
	Maire SpA	956,295	13,283,406
#*††	Mariella Burani Fashion Group SpA	22,744	0
	MARR SpA	13,487	157,985
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	2,843,752
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	1,424,399
	Moltiply Group SpA	126,668	6,256,165
*	NewPrinces SpA	24,519	638,977
Ω	Nexi SpA	2,382,257	13,603,244
	Orsero SpA	44,592	717,476
Ω	OVS SpA	1,174,566	4,862,313
	Pharmanutra SpA	10,324	540,575
*Ω	Philogen SpA	1,182	30,030
#	Piaggio & C SpA	794,675	1,715,472
Ω	Pirelli & C SpA	1,699,980	11,460,192
Ω	RAI Way SpA	505,631	3,375,540
	Reply SpA	123,280	19,309,815
*	Revo SpA	4,118	72,605
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	978,455
#	Sabaf SpA	53,181	829,852
#*	Safilo Group SpA	275,375	341,737
	Saipem SpA	4,922,926	13,159,125
#*	Salvatore Ferragamo SpA	126,805	717,120
#	Sanlorenzo SpA	30,051	1,012,811
#*	Seco SpA	21,231	57,690
#*	Seri Industrial SpA	3,574	8,486
	Sesa SpA	53,003	3,991,227
#	Sogefi SpA	312,879	975,074
	SOL SpA	219,864	11,731,641
#	Tamburi Investment Partners SpA	790,266	6,959,130
Ω	Technogym SpA	756,838	11,677,442
*	Telecom Italia SpA (TIT IM)	54,260,839	24,934,619
*	Telecom Italia SpA (TITR IM)	8,338,576	4,294,171
*	TREVI - Finanziaria Industriale SpA	405,238	155,628
	TXT e-solutions SpA	3,886	149,214
	Unipol Assicurazioni SpA	2,410,991	48,358,937
#	Webuild SpA	2,564,009	11,539,713
	Wiit SpA	12,846	228,665
		Shares	Value»
ITALY — (Continued)
#	Zignago Vetro SpA	3,295	$29,467
TOTAL ITALY			565,793,937
JAPAN — (0.0%)
*††	Bourbon Corp. SA	28,851	0
NETHERLANDS — (5.2%)
	Aalberts NV	623,215	19,919,357
	Acomo NV	62,216	1,578,287
	Aegon Ltd. (AGN NA)	672,460	4,805,754
*	AFC Ajax NV	13,955	154,192
	Akzo Nobel NV	261,253	16,407,050
#*Ω	Alfen NV	26,621	328,491
	Allfunds Group PLC	1,312,909	9,090,851
	AMG Critical Materials NV	104,457	2,941,185
	Aperam SA	188,310	5,538,952
	Arcadis NV	455,920	22,753,909
#*	Avantium NV	1,971	31,443
Ω	B&S Group SARL	39,302	263,602
#*Ω	Basic-Fit NV	232,623	6,567,071
#	BE Semiconductor Industries NV	204,349	27,609,938
#	Brunel International NV	97,045	1,008,235
*	CM.com NV	3,299	19,785
	Corbion NV	303,749	5,764,492
Ω	CTP NV	290,326	6,157,411
*	Fastned BV	409	9,810
	Flow Traders Ltd.	156,049	4,673,959
	ForFarmers NV	172,218	740,337
	Fugro NV	500,449	7,173,886
	IMCD NV	250,554	27,463,353
*	InPost SA	665,509	9,558,501
#	Kendrion NV	71,741	879,060
	Koninklijke BAM Groep NV	1,911,457	16,687,476
	Koninklijke Heijmans NV	154,593	9,853,252
	Koninklijke Vopak NV	381,357	18,217,794
	Nedap NV	33,400	3,344,060
	OCI NV	455,868	3,797,109
#*	Pharming Group NV	2,753,627	3,026,312
#	PostNL NV	1,399,946	1,526,519
#	Randstad NV	539,495	25,641,892
	SBM Offshore NV	613,536	16,000,551
*	SIF Holding NV	40,013	387,338
Ω	Signify NV	594,729	14,227,450
	Sligro Food Group NV	104,984	1,326,985
	TKH Group NV	219,835	9,042,523
*	TomTom NV	293,003	1,764,057
	Van Lanschot Kempen NV	158,421	10,318,812
TOTAL NETHERLANDS			316,601,041

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (1.5%)
#	2020 Bulkers Ltd.	97,040	$1,198,443
	ABG Sundal Collier Holding ASA	1,828,593	1,238,438
	AF Gruppen ASA	4,171	63,492
*	Akastor ASA	594,497	698,599
	Aker BioMarine ASA	18,649	143,412
	Aker Solutions ASA	73,234	216,604
#	Archer Ltd.	149,289	340,712
#*	ArcticZymes Technologies ASA	83,850	156,091
	Arendals Fossekompani ASA	1,452	20,040
	Atea ASA	360,236	4,964,888
#*	Axactor ASA	535,843	464,938
	B2 Impact ASA	1,080,438	1,659,969
	Bluenord ASA	46,086	2,200,345
	Bonheur ASA	137,587	3,181,875
	Borregaard ASA	136,491	2,632,965
	Bouvet ASA	95,778	696,863
*	BW Energy Ltd.	8,378	28,746
	BW Offshore Ltd.	454,614	1,530,952
*	Cloudberry Clean Energy ASA	109,836	145,611
	DNO ASA	1,731,454	2,364,471
#Ω	Elkem ASA	1,052,204	2,444,762
*	Elliptic Laboratories ASA	40,897	48,581
Ω	Elmera Group ASA	282,468	929,575
	Elopak ASA	160,609	778,715
*	Endur ASA	4,750	41,405
*	Ensurge Micropower ASA	363,935	47,990
#Ω	Europris ASA	1,007,539	9,437,882
#	FLEX LNG Ltd. (FLNG NO)	134,726	3,350,605
#*	FLEX LNG Ltd. (FLNG US)	5,649	141,620
#*	Grieg Seafood ASA	195,921	1,303,920
#*	Hexagon Composites ASA	588,778	972,827
*	Hexagon Purus ASA	152,060	27,550
	Himalaya Shipping Ltd.	5,431	37,124
	Hoegh Autoliners ASA	45,357	455,797
Ω	Kid ASA	78,809	1,112,967
#	Kitron ASA	898,370	5,464,049
Ω	Klaveness Combination Carriers ASA	66,520	450,435
#*	Kongsberg Automotive ASA	3,011,978	432,503
*	LINK Mobility Group Holding ASA	723,491	2,308,314
#	Magnora ASA	141,054	323,847
	Medistim ASA	2,163	45,437
	Morrow Bank ASA	33,724	39,662
		Shares	Value»
NORWAY — (Continued)
	MPC Container Ships ASA	1,647,626	$3,029,645
Ω	Multiconsult ASA	3,781	78,108
#*	NEL ASA	310,883	79,142
	Norbit ASA	74,687	1,484,203
*	Nordic Mining ASA	71,130	160,957
#*Ω	Norske Skog ASA	136,628	308,468
*	Northern Ocean Ltd.	113,801	67,081
*	Norwegian Air Shuttle ASA	842,208	1,377,574
*	NRC Group ASA	31,346	22,853
	Odfjell Drilling Ltd.	514,416	3,655,180
	Odfjell SE, Class A	129,774	1,591,853
	Odfjell Technology Ltd.	107,420	517,141
*	OKEA ASA	206,616	348,458
#Ω	Okeanis Eco Tankers Corp.	44,427	1,065,752
*	Otello Corp. ASA	80,981	106,589
	Panoro Energy ASA	350,111	816,242
	Paratus Energy Services Ltd.	10,523	39,942
	Pareto Bank ASA	75,355	678,305
	Pexip Holding ASA	184,856	1,147,078
*	PhotoCure ASA	107,119	672,473
	Rana Gruber ASA	98,940	686,850
	Reach Subsea ASA	19,435	14,789
*	Salmon Evolution ASA	422,091	236,796
*	SATS ASA	212,762	808,168
#*Ω	Scatec ASA	518,802	5,147,435
	Sea1 offshore, Inc.	37,563	98,352
	Selvaag Bolig ASA	207,216	739,570
#*Ω	Shelf Drilling Ltd.	694,700	606,532
#*	SmartCraft ASA	10,481	26,639
††	Solstad Maritime Holding AS	291,056	703,802
*	Solstad Offshore ASA	24,422	118,617
	Sparebanken More	4,408	45,150
	Stolt-Nielsen Ltd.	25,491	745,926
	TGS ASA	322,664	2,370,561
*	Thor Medical ASA	127,948	30,455
	Veidekke ASA	374,363	5,949,954
	Wilh Wilhelmsen Holding ASA, Class A	6,733	310,702
	Zalaris ASA	3,463	25,167
*	Zaptec ASA	25,511	59,433
TOTAL NORWAY			90,114,963
PORTUGAL — (1.3%)
#	Altri SGPS SA	332,589	1,810,044
	Banco Comercial Portugues SA, Class R	53,700,098	44,095,533
	Corticeira Amorim SGPS SA	139,239	1,237,580

The Continental Small Company Series
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	CTT-Correios de Portugal SA	429,193	$3,617,011
	EDP Renovaveis SA	96,613	1,134,305
	Ibersol SGPS SA	77,675	829,690
#	Mota-Engil SGPS SA	224,824	1,148,790
#	Navigator Co. SA	1,487,163	5,252,458
	NOS SGPS SA	868,310	3,579,281
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	7,761,135
	Semapa-Sociedade de Investimento e Gestao	18,962	371,175
	Sonae SGPS SA	5,742,005	8,285,221
TOTAL PORTUGAL			79,122,223
SPAIN — (5.4%)
#	Acciona SA	110,881	21,266,404
#	Acerinox SA	675,799	7,798,376
*††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	42,088	1,012,797
	Alantra Partners SA	60,724	576,643
	Almirall SA	395,422	4,759,749
#*	Amper SA	8,688,234	1,413,067
	Atresmedia Corp. de Medios de Comunicacion SA	376,795	2,129,323
	Audax Renovables SA	252,705	416,894
#	Azkoyen SA	67,253	667,945
	Bankinter SA	2,571,169	36,701,438
#	CIE Automotive SA	342,627	10,286,980
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	6,282,838
#	Corp. ACCIONA Energias Renovables SA	39,846	1,072,764
*	Distribuidora Internacional de Alimentacion SA	7,895	258,563
#	Ebro Foods SA	401,533	7,838,971
#*	eDreams ODIGEO SA	403,870	3,822,544
	Elecnor SA	194,344	5,284,633
	Enagas SA	1,020,450	15,283,776
#	Ence Energia y Celulosa SA	596,521	1,877,156
	Ercros SA	590,023	2,095,708
	Faes Farma SA	1,808,882	8,960,319
	Fluidra SA	405,339	10,109,407
#Ω	Gestamp Automocion SA	693,014	2,605,042
		Shares	Value»
SPAIN — (Continued)
Ω	Global Dominion Access SA	385,250	$1,480,653
*	Grenergy Renovables SA	10,292	762,746
#*	Grifols SA	732,085	10,908,161
	Grupo Catalana Occidente SA	257,181	14,341,850
	Grupo Empresarial San Jose SA	141,180	985,908
	Iberpapel Gestion SA (IBG SM)	45,155	1,024,339
#	Indra Sistemas SA	533,795	22,111,916
#	Laboratorio Reig Jofre SA	15,582	52,684
#	Laboratorios Farmaceuticos Rovi SA	92,151	5,688,201
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	4,452,050
	Logista Integral SA	310,609	9,830,937
	Mapfre SA	3,655,864	14,888,787
	Melia Hotels International SA	489,034	4,342,244
Ω	Metrovacesa SA	6,586	75,057
	Miquel y Costas & Miquel SA	185,363	3,003,399
Ω	Neinor Homes SA	104,887	2,038,661
*	Nueva Expresion Textil SA	7,921	4,219
*	Obrascon Huarte Lain SA	3,125,686	1,174,017
#*	Oryzon Genomics SA	35,547	106,691
	Pharma Mar SA	60,597	5,523,536
#	Prim SA	40,283	560,444
*	Promotora de Informaciones SA, Class A	1,330,083	529,729
Ω	Prosegur Cash SA	778,516	666,748
	Realia Business SA	1,649,762	1,767,827
	Redeia Corp. SA	326,635	6,332,140
	Renta 4 Banco SA	442	8,870
	Sacyr SA	2,059,437	8,432,899
#*	Solaria Energia y Medio Ambiente SA	194,370	2,499,229
#*††	Soltec Power Holdings SA	58,317	19,965
#*Ω	Talgo SA	433,844	1,500,594
*	Tecnicas Reunidas SA	197,950	4,874,883
#	Tubacex SA	614,854	2,561,026
*	Tubos Reunidos SA	83,289	50,357
Ω	Unicaja Banco SA	3,741,336	9,829,976
	Vidrala SA	129,239	13,912,094

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	265,435	$18,163,097
#*	Vocento SA	339,280	241,276
TOTAL SPAIN			327,268,547
SWEDEN — (6.2%)
Ω	AcadeMedia AB	491,095	4,496,854
	AddLife AB, Class B	569,253	10,024,628
	Addnode Group AB	593,826	6,794,184
	AFRY AB	442,049	6,842,286
Ω	Alimak Group AB	375,399	6,434,017
	Alleima AB	591,526	4,180,290
	Alligo AB, Class B	165,054	1,772,385
Ω	Ambea AB	367,624	4,624,899
*	Annehem Fastigheter AB, Class B	214,348	367,351
	AQ Group AB	130,190	2,653,332
	Arise AB	21,470	75,358
	Arjo AB, Class B	1,051,481	3,664,171
	Atrium Ljungberg AB, Class B	155,888	504,200
Ω	Attendo AB	478,828	3,345,757
	Beijer Alma AB	296,567	7,978,938
	Bergman & Beving AB	200,531	6,447,594
	Betsson AB, Class B	444,252	7,522,238
#*	Better Collective AS	172,614	2,432,260
*	BHG Group AB	699,361	1,661,270
*	BICO Group AB	7,189	26,776
	Bilia AB, Class A	514,700	6,047,368
	Billerud Aktiebolag	114,198	969,623
	BioGaia AB, Class B	67,109	671,478
*	BioInvent International AB	59,104	235,708
	Bjorn Borg AB	13,009	76,872
*	Bonava AB, Class B	1,376,013	1,612,093
*Ω	BoneSupport Holding AB	8,406	283,538
*Ω	Boozt AB	40,683	362,193
Ω	Bravida Holding AB	938,798	8,809,627
	Bufab AB	1,073,880	10,649,836
	Bulten AB	85,853	516,427
	Bure Equity AB	208,016	6,140,904
	Byggmax Group AB	317,424	1,885,349
*	Carasent AB	4,216	12,757
	Catella AB	112,393	340,462
*	Cavotec Group AB	79,682	143,260
#	Cellavision AB	67,539	1,208,382
#	Cibus Nordic Real Estate AB publ	200,692	3,555,842
*	Cint Group AB	457,900	333,746
	Clas Ohlson AB, Class B	260,229	9,054,544
	Cloetta AB, Class B	1,091,570	3,510,532
	Coinshares International Ltd.	4,502	49,467
Ω	Coor Service Management Holding AB	466,353	2,191,957
		Shares	Value»
SWEDEN — (Continued)
#	Corem Property Group AB (COREB SS), Class B	3,681,114	$1,641,892
	Corem Property Group AB (CORED SS), Class D	460	11,128
	CTT Systems AB	10,788	242,154
	Dios Fastigheter AB	680,078	4,467,970
Ω	Dometic Group AB	505,718	2,554,598
#*Ω	Dustin Group AB	3,981,771	651,405
*	Dynavox Group AB	56,545	730,920
	Eastnine AB	505,684	2,439,192
	Elanders AB, Class B	74,315	436,208
*	Electrolux AB, Class B	485,989	2,959,965
	Electrolux Professional AB, Class B	718,459	4,881,723
	Elekta AB, Class B	1,064,712	5,250,218
*	Eltel AB	172,532	177,889
*	Embracer Group AB	38,627	399,581
*	Enea AB	61,460	463,416
	Engcon AB	56,631	443,751
	Eolus Vind AB, Class B	46,496	256,260
#	Ependion AB	100,183	1,209,194
	Ework Group AB	46,094	498,759
#	Fagerhult Group AB	323,685	1,250,048
#	Fasadgruppen Group AB	10,832	32,292
*	Fastighets AB Trianon	20,413	39,310
*	Fastighetsbolaget Emilshus AB, Class B	17,064	87,404
	FastPartner AB (FPARA SS), Class A	88,242	450,295
	FastPartner AB (FPARD SS), Class D	35	273
	Fenix Outdoor International AG	21,036	1,076,522
	G5 Entertainment AB	21,397	230,477
	Granges AB	803,061	10,768,351
	Hanza AB	140,095	1,594,830
	Heba Fastighets AB, Class B	343,323	1,083,574
#*	Hexatronic Group AB	335,371	712,316
*	HMS Networks AB	11,258	473,058
Ω	Hoist Finance AB	292,360	2,880,560
	Hufvudstaden AB, Class A	4,060	49,129
	Humana AB	169,547	640,851
*	Humble Group AB	59,334	45,927
	Instalco AB	1,024,156	2,681,726

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	International Petroleum Corp. (IPCO SS)	481,608	$8,065,858
	INVISIO AB	58,370	1,891,251
	Inwido AB	449,118	8,350,473
*	ITAB Shop Concept AB	40,456	71,661
	JM AB	364,135	5,218,051
*	John Mattson Fastighetsforetagen AB	1,538	9,647
*	Karnov Group AB	89,933	1,065,792
#*	K-fast Holding AB	32,288	54,403
*	Klarabo Sverige AB, Class B	22,416	35,038
	KNOW IT AB	147,348	1,759,933
	Lime Technologies AB	27,826	1,081,263
	Lindab International AB	565,453	11,885,017
	Loomis AB	56,681	2,241,127
*	Maha Energy AB	148,058	57,868
*	Medcap AB	22,514	1,496,821
	MEKO AB	213,533	1,867,431
	MIPS AB	7,720	327,184
*	Modern Times Group MTG AB, Class B	437,155	4,494,209
	Momentum Group AB	184,563	2,924,834
Ω	Munters Group AB	19,990	281,325
#*	NCAB Group AB	469,379	2,536,523
	NCC AB, Class B	489,246	9,264,013
	Nederman Holding AB	50,799	881,263
*	Net Insight AB, Class B	1,416,278	585,452
	New Wave Group AB, Class B	644,123	7,713,992
	Nivika Fastigheter AB, Class B	10,217	45,439
#*	Nobia AB	2,720,768	1,254,430
	Nolato AB, Class B	1,528,597	9,042,314
*	Norion Bank AB	306,679	1,959,544
	Note AB	87,168	1,703,472
#	NP3 Fastigheter AB	157,465	4,164,742
	Nyfosa AB	1,067,086	9,250,901
	OEM International AB, Class B	353,662	4,873,113
#*	Orron Energy AB	1,000,121	515,323
*	Ovzon AB	568	2,417
	Peab AB, Class B	678,272	5,100,989
	Platzer Fastigheter Holding AB, Class B	324,822	2,314,653
	Prevas AB, Class B	20,231	152,848
*	Pricer AB, Class B	774,633	357,825
	Proact IT Group AB	206,921	2,059,667
	Ratos AB, Class B	1,178,695	4,172,681
		Shares	Value»
SWEDEN — (Continued)
	RaySearch Laboratories AB	160,548	$5,502,473
	Rejlers AB	3,661	74,402
*	Rottneros AB	715,799	219,600
	Rusta AB	16,344	127,816
	Rvrc Holding AB	132,635	601,623
#	Samhallsbyggnadsbolaget i Norden AB	1,955,624	980,520
	Samhallsbyggnadsbolaget i Norden AB, Class D	54,283	43,505
	Scandi Standard AB	360,822	3,486,571
Ω	Scandic Hotels Group AB	920,206	7,630,680
#*	Sdiptech AB, Class B	102,773	2,065,918
*	Sedana Medical AB	35,048	56,704
#*	Sensys Gatso Group AB	43,904	187,062
*Ω	Sinch AB	2,650,413	9,098,746
*	Sivers Semiconductors AB	68,258	25,113
	SkiStar AB	305,022	4,811,858
	Solid Forsakring AB	89,141	675,670
*	Stendorren Fastigheter AB	7,046	147,356
	Stenhus Fastigheter I Norden AB	13,110	14,478
*	Stillfront Group AB	2,143,323	1,110,836
	Storskogen Group AB, Class B	4,860,197	5,640,881
	Svedbergs Group AB	2,130	12,229
	Synsam AB	110,359	602,051
#	Systemair AB	430,484	4,163,425
#	TF Bank AB	19,884	273,647
	Troax Group AB	217,402	3,037,415
	Truecaller AB, Class B	649,753	3,245,698
	VBG Group AB, Class B	66,409	1,908,051
*	Vestum AB	62,611	61,511
*	Vimian Group AB	8,214	27,861
	Vitec Software Group AB, Class B	93,866	3,638,953
	Vitrolife AB	66,770	981,181
	Volati AB	11,330	124,966
	XANO Industri AB, Class B	5,023	31,371
TOTAL SWEDEN			376,064,877
SWITZERLAND — (18.6%)
	Accelleron Industries AG (ACLN SW)	338,470	30,828,470
	Adecco Group AG	620,390	19,534,927
	Allreal Holding AG	110,728	25,044,949
	ALSO Holding AG	31,533	9,523,886

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	ams-OSRAM AG	420,015	$5,536,139
	APG SGA SA	8,077	2,253,810
	Arbonia AG	292,971	1,984,237
*	Aryzta AG	114,334	10,730,606
	Ascom Holding AG	196,785	993,783
	Autoneum Holding AG	22,372	3,969,019
	Avolta AG	431,730	22,442,856
	Baloise Holding AG	131,137	31,428,936
	Banque Cantonale de Geneve	10,177	3,013,560
	Banque Cantonale du Jura SA	3,848	291,401
#	Banque Cantonale Vaudoise	104,090	12,045,739
#	Barry Callebaut AG	1,436	1,748,759
*	Basilea Pharmaceutica Ag Allschwil	1,046	74,179
	Belimo Holding AG	54,024	62,869,232
	Bell Food Group AG	13,638	4,317,835
	Bellevue Group AG	34,307	330,399
	Berner Kantonalbank AG	31,526	9,854,484
	BKW AG	88,043	19,657,584
	Bossard Holding AG, Class A	39,753	8,425,078
	Bucher Industries AG	45,417	21,448,117
	Burckhardt Compression Holding AG	14,686	13,079,237
	Burkhalter Holding AG	27,531	4,950,876
	Bystronic AG	7,638	3,780,813
#	Calida Holding AG	2,321	40,946
	Carlo Gavazzi Holding AG	3,383	770,830
	Cembra Money Bank AG	161,550	18,130,790
	Cham Swiss Properties AG	25,234	710,923
*	Cicor Technologies Ltd.	14,675	3,637,532
	Cie Financiere Tradition SA	10,201	2,953,160
#	Clariant AG	1,046,417	10,739,329
#	Coltene Holding AG	18,021	1,157,813
	COSMO Pharmaceuticals NV	20,432	1,465,706
	CPH Group AG	229	21,272
	Daetwyler Holding AG	27,814	4,953,510
	DKSH Holding AG	193,753	13,398,069
#*	DocMorris AG	61,564	576,483
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	19,413	$18,739,847
	EFG International AG	601,176	11,915,714
	Emmi AG	14,183	12,910,114
#*	Feintool International Holding AG	39,987	603,615
	Flughafen Zurich AG	114,334	32,223,503
	Forbo Holding AG	6,528	6,191,906
	Fundamenta Real Estate AG	3,737	81,854
Ω	Galenica AG	265,647	28,193,015
#*	GAM Holding AG	682,619	86,915
	Georg Fischer AG	482,759	37,765,591
#*	Gurit Holding AG, Class BR	16,928	313,672
	Helvetia Holding AG	168,507	40,522,809
	Hiag Immobilien Holding AG	29,552	3,930,204
	Huber & Suhner AG	103,518	13,822,335
#	Hypothekarbank Lenzburg AG	6	30,107
	Implenia AG	88,228	5,938,571
	Inficon Holding AG	126,120	15,175,519
	Interroll Holding AG	4,298	12,103,032
	Intershop Holding AG	53,477	9,899,235
	Investis Holding SA	7,331	1,133,074
	Jungfraubahn Holding AG	20,143	5,025,612
	Kardex Holding AG	44,989	17,323,780
#*	Komax Holding AG	17,498	2,395,091
#*	Kudelski SA	217,692	401,627
	Landis & Gyr Group AG	94,723	7,734,542
*	LEM Holding SA	3,234	2,628,803
	Liechtensteinische Landesbank AG	65,937	7,048,489
	Luzerner Kantonalbank AG	113,127	10,205,281
Ω	Medacta Group SA	16,951	3,074,562
Ω	Medmix AG	123,289	1,801,979
#	Meier Tobler Group AG	45,826	2,051,310
	Metall Zug AG, Class B	1,031	1,266,314
	Mikron Holding AG	13,436	302,642
#	Mobilezone Holding AG	293,515	4,094,328
	Mobimo Holding AG	61,314	24,013,827
*Ω	Montana Aerospace AG	24,896	867,124
	Naturenergie Holding AG	84,245	3,427,485
	Novavest Real Estate AG	1,614	78,652
	OC Oerlikon Corp. AG Pfaffikon	913,120	4,461,106

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Orell Fuessli AG	5,028	$649,155
#*	Orior AG	30,578	460,543
	Phoenix Mecano AG	4,038	2,282,524
	Plazza AG, Class A	7,288	3,573,562
*Ω	PolyPeptide Group AG	13,274	369,207
	PSP Swiss Property AG	294,218	49,918,299
#	Rieter Holding AG	12,844	979,399
	Romande Energie Holding SA	68,578	3,505,597
	Schweiter Technologies AG	4,938	2,279,181
#	Schweizerische Nationalbank	23	89,652
	SFS Group AG	110,663	14,300,529
	Siegfried Holding AG	301,110	33,665,960
#	SIG Group AG	986,264	15,956,540
	SKAN Group AG	17,932	1,644,524
	Softwareone Holding AG	163,888	1,337,559
	St. Galler Kantonalbank AG	16,805	10,253,767
#	Stadler Rail AG	182,616	4,825,933
#	StarragTornos Group AG	2,819	118,556
	Sulzer AG	127,241	24,482,551
#	Swatch Group AG (UHR SW)	58,824	10,403,448
#	Swatch Group AG (UHRN SW)	46,045	1,677,112
	Swiss Prime Site AG	212,213	29,350,905
	Swissquote Group Holding SA	72,853	48,406,850
	Tecan Group AG	1,244	246,302
	Temenos AG	281,663	25,193,246
	Thurgauer Kantonalbank	2,788	531,148
	TX Group AG	18,706	5,085,710
*	u-blox Holding AG	38,657	4,813,652
	Valiant Holding AG	97,848	15,401,052
Ω	VAT Group AG	14,532	5,088,941
	Vaudoise Assurances Holding SA	6,782	5,234,323
	Vetropack Holding AG	68,511	2,527,062
	Vontobel Holding AG	191,371	13,953,615
	VP Bank AG, Class A	18,635	1,779,385
	VZ Holding AG	81,039	17,151,835
	V-ZUG Holding AG	11,058	708,820
	Walliser Kantonalbank	19,673	3,051,978
	Warteck Invest AG	117	285,973
	Shares	Value»
SWITZERLAND — (Continued)
Ypsomed Holding AG	20,705	$9,906,455
Zehnder Group AG	68,068	5,997,218
Zug Estates Holding AG, Class B	1,242	3,273,117
Zuger Kantonalbank	711	7,485,501
TOTAL SWITZERLAND		1,126,745,146
TOTAL COMMON STOCKS		5,728,159,634
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
# Draegerwerk AG & Co. KGaA, 2.896%	47,625	3,799,898
Einhell Germany AG, 2.038%	1,331	112,984
FUCHS SE, 2.921%	425,341	19,463,718
Jungheinrich AG, 2.380%	292,088	11,198,098
Porsche Automobil Holding SE, 5.422%	242,916	9,749,210
Sixt SE, 4.466%	101,360	7,068,701
# STO SE & Co. KGaA, 2.674%	14,183	2,019,323
Villeroy & Boch AG, 5.263%	41,086	798,208
TOTAL GERMANY		54,210,140
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#* Geox SpA Warrants 09/30/2026	99,330	6,235
#* Webuild SpA Warrants 08/02/2030	116,038	0
TOTAL ITALY		6,235
TOTAL INVESTMENT SECURITIES (Cost $3,885,475,147)		5,782,376,009

			Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§	The DFA Short Term Investment Fund	24,585,711	284,382,914
TOTAL INVESTMENTS — (100.0%)
(Cost $4,169,847,990)^^			$6,066,758,923

The Continental Small Company Series
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $366,232,499 or 6.3% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$206,578,731	—	$206,578,731
Belgium	$373,738	221,146,992	—	221,520,730
Denmark	—	361,849,244	—	361,849,244
Finland	—	381,180,931	—	381,180,931
France	—	709,061,454	—	709,061,454
Germany	1,963,225	800,197,148	—	802,160,373
Ireland	—	37,134,886	—	37,134,886
Israel	705,468	126,257,083	—	126,962,551
Italy	—	565,793,937	—	565,793,937
Netherlands	—	316,601,041	—	316,601,041
Norway	141,620	89,269,541	$703,802	90,114,963
Portugal	—	79,122,223	—	79,122,223
Spain	—	327,248,582	19,965	327,268,547
Sweden	143,260	375,921,617	—	376,064,877
Switzerland	—	1,126,745,146	—	1,126,745,146
Preferred Stocks
Germany	—	54,210,140	—	54,210,140
Rights/Warrants
Italy	—	6,235	—	6,235
Securities Lending Collateral	—	284,382,914	—	284,382,914
Total Investments in Securities	$3,327,311	$6,062,707,845	$723,767˂˃	$6,066,758,923

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (1.3%)
*	Cineplex, Inc.	28,705	$230,369
#	Cogeco Communications, Inc.	68,274	3,074,203
	Cogeco, Inc.	31,967	1,350,338
	Quebecor, Inc., Class B	499,899	14,063,267
*	Telesat Corp.	4,600	110,286
	TELUS Corp.	180,109	2,901,294
	Yellow Pages Ltd.	56,545	448,491
TOTAL COMMUNICATION SERVICES			22,178,248
CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	450,762	24,193,974
#*	AutoCanada, Inc.	106,783	2,043,026
	BMTC Group, Inc.	20,581	202,973
*	Bragg Gaming Group, Inc.	4,700	18,690
	BRP, Inc. (DOOO US)	110,815	5,597,266
#*	Canada Goose Holdings, Inc. (GOOS US)	41,969	459,561
#	Canadian Tire Corp. Ltd., Class A	141,106	18,898,998
*	Dorel Industries, Inc., Class B	159,177	170,022
	Exco Technologies Ltd.	164,124	799,536
	Gamehost, Inc.	89,999	800,222
	Gildan Activewear, Inc. (GIL CN)	43,173	2,180,772
	Gildan Activewear, Inc. (GIL US)	203,942	10,301,110
*	GoldMoney, Inc.	20,395	123,789
	Leon's Furniture Ltd.	129,679	2,550,341
	Linamar Corp.	227,439	10,997,700
	Martinrea International, Inc.	395,219	2,373,139
#	MTY Food Group, Inc.	93,771	2,612,933
	Pet Valu Holdings Ltd.	118,637	2,870,885
	Pizza Pizza Royalty Corp.	136,724	1,571,892
#	Pollard Banknote Ltd.	49,129	788,915
#Ω	Spin Master Corp.	159,873	2,630,705
TOTAL CONSUMER DISCRETIONARY			92,186,449
CONSUMER STAPLES — (2.9%)
#	Andrew Peller Ltd., Class A	146,841	572,273
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Corby Spirit & Wine Ltd.	61,067	$645,664
	High Liner Foods, Inc.	101,508	1,241,011
Ω	Jamieson Wellness, Inc.	221,615	5,380,433
	KP Tissue, Inc.	47,200	305,901
	Lassonde Industries, Inc., Class A	17,800	2,758,769
	Maple Leaf Foods, Inc.	442,088	9,329,282
	North West Co., Inc.	260,127	8,928,724
	Premium Brands Holdings Corp.	231,302	14,663,372
	Rogers Sugar, Inc.	597,725	2,433,003
	Saputo, Inc.	120,453	2,526,244
#*	SunOpta, Inc. (SOY CN)	125,411	729,513
*	SunOpta, Inc. (STKL US)	21,985	128,172
TOTAL CONSUMER STAPLES			49,642,361
ENERGY — (19.0%)
*	Advantage Energy Ltd.	1,169,723	9,328,406
*	Athabasca Oil Corp.	2,931,609	12,398,404
	Baytex Energy Corp.	3,546,204	7,524,422
#	Birchcliff Energy Ltd.	1,512,977	7,370,522
#*	Bonterra Energy Corp.	52,762	142,796
*	Calfrac Well Services Ltd.	18,245	52,144
#*	Canacol Energy Ltd.	158,831	240,723
#	Cardinal Energy Ltd.	733,319	3,805,255
	CES Energy Solutions Corp.	1,451,076	7,592,596
#*	Denison Mines Corp. (DML CN)	963,533	1,981,863
	Enerflex Ltd. (EFX CN)	501,298	3,997,794
	Enerflex Ltd. (EFXT US)	50,471	402,759
#*	Energy Fuels, Inc.	455,938	4,143,272
*	Ensign Energy Services, Inc.	691,497	1,127,875
#	Freehold Royalties Ltd.	623,529	6,003,087
#	Frontera Energy Corp.	190,883	876,166
	Gibson Energy, Inc.	849,068	15,307,245
*	Gran Tierra Energy, Inc. (GTE CN)	26,904	120,580
#	Headwater Exploration, Inc.	1,240,510	6,490,832
	InPlay Oil Corp.	4,861	37,366

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
*	Journey Energy, Inc.	22,652	$39,562
*	Kelt Exploration Ltd.	959,125	5,094,659
	Keyera Corp.	151,257	4,748,614
*	Kolibri Global Energy, Inc.	5,600	34,313
*††	Lightstream Resources Ltd.	687,816	0
*	Mattr Corp.	354,714	3,146,244
	MEG Energy Corp.	1,128,222	22,237,112
	Meren Energy, Inc.	1,410,476	1,811,957
	North American Construction Group Ltd. (NOA CN)	121,746	1,831,989
	North American Construction Group Ltd. (NOA US)	36,466	548,084
*	NuVista Energy Ltd.	807,648	8,533,463
*	Obsidian Energy Ltd. (OBE CN)	5,660	34,640
#*	Obsidian Energy Ltd. (OBE US)	347,500	2,126,700
#	Paramount Resources Ltd., Class A	384,576	5,914,635
	Parex Resources, Inc.	615,121	7,298,347
	Parkland Corp.	737,606	20,819,696
	Pason Systems, Inc.	389,391	3,285,205
#	Peyto Exploration & Development Corp.	1,048,317	14,707,912
	PHX Energy Services Corp.	136,923	822,170
#	Pine Cliff Energy Ltd.	189,200	96,949
#	PrairieSky Royalty Ltd.	1,144,791	19,688,488
*	Precision Drilling Corp. (PD CN)	38,601	2,173,802
#*	Precision Drilling Corp. (PDS US)	28,220	1,589,350
#*	Questerre Energy Corp., Class A	797,460	185,610
*	Saturn Oil & Gas, Inc.	63,600	119,342
	Secure Waste Infrastructure Corp.	1,822,233	19,910,945
*	Source Energy Services Ltd.	2,400	23,903
	South Bow Corp.	206,771	5,429,951
*	Spartan Delta Corp.	530,341	1,791,279
*Ω	STEP Energy Services Ltd.	31,360	99,584
	Strathcona Resources Ltd.	37,061	909,942
#	Surge Energy, Inc.	329,085	1,748,025
#	Tamarack Valley Energy Ltd.	2,856,995	11,216,839
*	Tenaz Energy Corp.	16,600	220,559
	TerraVest Industries, Inc.	35,869	4,419,425
#*	Tidewater Midstream & Infrastructure Ltd.	1,283,767	208,464
		Shares	Value»
ENERGY — (Continued)
#	Topaz Energy Corp.	467,603	$8,689,937
	Total Energy Services, Inc.	249,286	2,094,177
*	Touchstone Exploration, Inc.	28,397	5,021
#	Trican Well Service Ltd.	1,249,399	5,130,688
*	Valeura Energy, Inc.	72,128	485,677
#	Vermilion Energy, Inc. (VET CN)	458,274	3,760,519
	Vermilion Energy, Inc. (VET US)	245,631	2,019,087
#	Whitecap Resources, Inc.	6,151,480	46,426,441
*	Yangarra Resources Ltd.	308,771	229,528
TOTAL ENERGY			330,652,941
FINANCIALS — (7.4%)
	AGF Management Ltd., Class B	367,701	3,258,782
	Alaris Equity Partners Income	30,816	416,114
	Canaccord Genuity Group, Inc.	432,506	3,358,664
*††	Chesswood Group Ltd.	27,283	6,695
#	CI Financial Corp.	681,999	15,716,100
	Clairvest Group, Inc.	1,900	102,843
	Definity Financial Corp.	387,904	20,898,552
	E-L Financial Corp. Ltd.	737,800	7,822,086
#	EQB, Inc.	155,504	11,559,550
#	Fiera Capital Corp.	398,360	1,883,125
	Firm Capital Mortgage Investment Corp.	189,321	1,625,952
#	First National Financial Corp.	80,519	2,802,707
	goeasy Ltd.	62,859	8,301,961
	Guardian Capital Group Ltd., Class A	93,214	2,773,682
	IGM Financial, Inc.	41,773	1,383,188
	Laurentian Bank of Canada	214,833	4,776,995
	Onex Corp.	277,156	22,546,929
#	Propel Holdings, Inc.	26,500	688,128
*	RF Capital Group, Inc.	17,024	242,407
	Sprott, Inc. (SII CN)	122,216	8,229,513
#	Timbercreek Financial Corp.	466,730	2,603,798
*	Trisura Group Ltd. (TSU CN)	249,797	7,624,073
	VersaBank (VBNK CN)	3,400	40,341
TOTAL FINANCIALS			128,662,185

The Canadian Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (1.7%)
	Andlauer Healthcare Group, Inc.	91,822	$3,512,245
*	Aurora Cannabis, Inc. (ACB CN)	3,845	17,040
#*	Aurora Cannabis, Inc. (ACB US)	57,448	254,492
#*	Bausch Health Cos., Inc. (BHC US)	1,492,701	8,792,009
#*	Cronos Group, Inc. (CRON CN)	120,512	238,310
#*	Cronos Group, Inc. (CRON US)	764,077	1,512,872
#	dentalcorp Holdings Ltd.	116,193	676,730
#	Extendicare, Inc.	420,755	3,744,161
*	HLS Therapeutics, Inc.	20,104	72,981
*	Knight Therapeutics, Inc.	356,750	1,567,990
	Medical Facilities Corp.	135,329	1,429,862
#*	Organigram Global, Inc.	273,457	367,930
#	Sienna Senior Living, Inc.	400,018	5,167,669
*	TerrAscend Corp.	26,702	10,792
#*	Tilray Brands, Inc.	21,350	12,402
*	Viemed Healthcare, Inc.	93,487	569,336
*	Vitalhub Corp.	4,982	49,475
*	Well Health Technologies Corp.	720,236	2,375,490
††	Zenith Capital Corp.	111,820	4,035
TOTAL HEALTH CARE			30,375,821
INDUSTRIALS — (11.3%)
	ADENTRA, Inc.	84,988	1,803,909
	Aecon Group, Inc.	352,409	4,768,814
	Ag Growth International, Inc.	104,394	3,152,313
#*	Air Canada	772,266	10,756,881
	Algoma Central Corp.	51,900	592,565
#*	ATS Corp. (ATS CN)	407,018	12,352,127
#*	ATS Corp. (ATS US)	7,768	235,759
	Badger Infrastructure Solutions Ltd.	180,224	6,801,323
#*	Ballard Power Systems, Inc. (BLDP CN)	47,678	87,400
#*	Ballard Power Systems, Inc. (BLDP US)	785,575	1,437,602
#	Bird Construction, Inc.	315,414	6,567,331
	Black Diamond Group Ltd.	265,177	2,265,947
		Shares	Value»
INDUSTRIALS — (Continued)
*	Bombardier, Inc. (BBD/A CN), Class A	8,100	$943,227
*	Bombardier, Inc. (BBD/B CN), Class B	144,894	16,895,586
#	Boyd Group Services, Inc.	102,162	14,160,084
	Calian Group Ltd.	57,637	2,100,656
	Dexterra Group, Inc.	157,443	1,085,146
#	Doman Building Materials Group Ltd.	389,975	2,406,384
#	Exchange Income Corp.	116,207	5,500,040
	Finning International, Inc.	746,988	32,551,339
*	GDI Integrated Facility Services, Inc.	68,931	1,606,864
	Hammond Power Solutions, Inc.	23,425	2,095,334
	K-Bro Linen, Inc.	60,480	1,494,977
*	Lion Electric Co. (LEV CN)	67,500	675
	Magellan Aerospace Corp.	88,957	1,096,554
*	MDA Space Ltd.	519,708	14,553,024
#	Mullen Group Ltd.	468,229	4,450,473
*	NFI Group, Inc.	259,328	3,574,744
	Richelieu Hardware Ltd.	294,993	7,381,212
#	Russel Metals, Inc.	320,920	10,278,890
#	Savaria Corp.	268,384	3,850,659
	TFI International, Inc. (TFII US)	28,564	2,489,924
#	Toromont Industries Ltd.	101,235	10,264,510
*	Transat AT, Inc.	19,900	35,905
	Wajax Corp.	116,375	1,982,138
#	Westshore Terminals Investment Corp.	187,237	3,812,035
TOTAL INDUSTRIALS			195,432,351
INFORMATION TECHNOLOGY — (6.3%)
#*	Bitfarms Ltd.	142,800	180,355
#*	BlackBerry Ltd.	719,403	2,654,597
*	Celestica, Inc. (CLS CN)	345,993	69,171,132
	Computer Modelling Group Ltd.	411,494	2,349,103
*	Docebo, Inc.	28,765	872,126
#	Dye & Durham Ltd.	140,244	1,132,600
	Enghouse Systems Ltd.	225,359	3,732,671
	Evertz Technologies Ltd.	129,543	1,126,583
*	Firan Technology Group Corp.	22,900	189,401

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#*	Hut 8 Corp. (HUT US)	207,469	$4,404,567
#*	Lightspeed Commerce, Inc. (LSPD CN)	48,267	601,596
#*	Lightspeed Commerce, Inc. (LSPD US)	683,922	8,507,989
	Open Text Corp. (OTEX CN)	80,361	2,365,128
	Open Text Corp. (OTEX US)	359,186	10,570,844
#*	Quarterhill, Inc.	903,258	867,013
*	Sangoma Technologies Corp.	4,200	23,795
	Vecima Networks, Inc.	6,059	45,915
TOTAL INFORMATION TECHNOLOGY			108,795,415
MATERIALS — (26.7%)
*	5N Plus, Inc.	548,950	4,900,773
	Acadian Timber Corp.	66,067	856,353
	ADF Group, Inc.	29,616	189,802
#*	Aimia, Inc.	426,463	935,658
#	AirBoss of America Corp.	97,997	346,554
	Algoma Steel Group, Inc. (ASTL US)	243,825	1,304,464
*	Allied Gold Corp.	122,803	1,574,038
	Altius Minerals Corp.	162,080	3,402,791
	Amerigo Resources Ltd.	267,687	415,363
*	Ascot Resources Ltd.	71,438	3,609
	Aura Minerals, Inc.	11,467	278,813
#*	Avino Silver & Gold Mines Ltd. (ASM US)	26,155	83,434
	B2Gold Corp. (BTG US)	5,234,539	17,640,396
	B2Gold Corp. (BTO CN)	1,376,372	4,628,966
#*	Canfor Corp.	490,473	4,807,032
#*	Capstone Copper Corp.	3,319,114	18,612,526
	Cascades, Inc.	637,040	4,151,610
	Centerra Gold, Inc.	1,209,372	8,230,644
	China Gold International Resources Corp. Ltd. (CGG CN)	814,271	7,040,247
	Dundee Precious Metals, Inc.	968,032	15,649,478
*	Eldorado Gold Corp. (EGO US)	469,393	9,622,556
*	Eldorado Gold Corp. (ELD CN)	658,322	13,488,565
	Endeavour Mining PLC	902,050	27,082,333
#*	Endeavour Silver Corp. (EDR CN)	313,415	1,587,885
		Shares	Value»
MATERIALS — (Continued)
#*	Endeavour Silver Corp. (EXK US)	824,245	$4,178,922
#*	Equinox Gold Corp. (EQX CN)	560,910	3,416,630
*	Equinox Gold Corp. (EQX US)	1,686,497	10,287,632
#*	ERO Copper Corp. (ERO CN)	304,497	4,120,467
*	ERO Copper Corp. (ERO US)	166,551	2,251,770
#	First Majestic Silver Corp. (AG US)	1,035,042	8,228,584
	First Majestic Silver Corp. (FR CN)	625,941	4,978,257
*	First Mining Gold Corp.	749,400	86,536
#*	Foraco International SA	355,941	411,017
*	Fortuna Mining Corp. (FSM US)	1,113,846	7,184,307
*	Fortuna Mining Corp. (FVI CN)	858,460	5,538,854
*	Galiano Gold, Inc.	294,877	391,580
#*	Global Atomic Corp.	25,400	11,915
*	GoGold Resources, Inc.	564,451	822,886
*††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	12,510,921
	Hudbay Minerals, Inc. (HBM US)	977,377	9,060,285
*	i-80 Gold Corp.	9,900	5,548
*	IAMGOLD Corp. (IAG US)	1,146,593	7,750,969
#*	IAMGOLD Corp. (IMG CN)	2,280,410	15,404,617
*	Imperial Metals Corp.	381,250	1,108,861
*	Interfor Corp.	357,432	3,214,205
*	K92 Mining, Inc.	928,453	9,642,349
#	Labrador Iron Ore Royalty Corp.	317,769	6,111,824
#*	Largo, Inc. (LGO CN)	65,149	87,455
#*	Lucara Diamond Corp.	1,635,773	277,430
	Lundin Gold, Inc.	536,872	24,848,153
	Lundin Mining Corp.	252,493	2,578,505
	MAG Silver Corp.	43,656	891,456
*	Major Drilling Group International, Inc.	436,147	2,766,839
*	Mandalay Resources Corp.	4,764	16,639
	Methanex Corp. (MEOH US)	150,920	5,046,765
	Methanex Corp. (MX CN)	193,398	6,465,210
	Neo Performance Materials, Inc.	60,255	674,477

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
*	New Gold, Inc. (NGD CN)	3,379,281	$14,145,374
*	New Gold, Inc. (NGD US)	1,393,601	5,839,188
	OceanaGold Corp.	1,317,609	17,925,036
	OR Royalties, Inc. (OR CN)	303,686	8,411,857
	OR Royalties, Inc. (OR US)	245,021	6,789,532
*††	Orbite Technologies, Inc.	73,500	0
#*	Orla Mining Ltd. (OLA CN)	246,169	2,291,840
*	Orla Mining Ltd. (ORLA US)	627,078	5,844,367
	Sandstorm Gold Ltd. (SAND US)	1,178,837	11,033,914
	Sandstorm Gold Ltd. (SSL CN)	106,825	999,942
#*	Seabridge Gold, Inc. (SA US)	227,015	3,477,870
#*	Seabridge Gold, Inc. (SEA CN)	76,784	1,174,813
*	SSR Mining, Inc. (SSRM CN)	832,581	9,944,582
*	SSR Mining, Inc. (SSRM US)	140,822	1,682,823
	Stella-Jones, Inc.	317,270	18,086,863
#*	Taseko Mines Ltd. (TGB US)	141,788	435,289
*	Taseko Mines Ltd. (TKO CN)	1,628,726	4,995,731
*	Torex Gold Resources, Inc.	455,158	12,821,028
	Transcontinental, Inc., Class A	437,449	6,083,749
*††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp. (TFPM CN)	10,672	243,538
	Triple Flag Precious Metals Corp. (TFPM US)	193,268	4,410,378
*††	Victoria Gold Corp./Vancouver	2,100	273
*	Wesdome Gold Mines Ltd.	748,317	8,911,107
	West Fraser Timber Co. Ltd. (WFG CN)	22,939	1,590,300
#	West Fraser Timber Co. Ltd. (WFG US)	65,265	4,523,517
*	Western Copper & Gold Corp.	27,900	34,029
*	Western Forest Products, Inc.	53,176	511,193
	Westgold Resources Ltd.	60,187	98,603
		Shares	Value»
MATERIALS — (Continued)
	Winpak Ltd.	173,128	$5,115,373
TOTAL MATERIALS			464,627,864
REAL ESTATE — (1.7%)
	Altus Group Ltd.	198,205	8,276,661
	Colliers International Group, Inc. (CIGI CN)	6,760	1,019,416
	Colliers International Group, Inc. (CIGI US)	29,778	4,487,842
	DREAM Unlimited Corp., Class A	207,598	3,128,353
	FirstService Corp. (FSV CN)	6,697	1,320,067
	FirstService Corp. (FSV US)	9,582	1,889,762
	Information Services Corp.	34,805	803,811
	Mainstreet Equity Corp.	30,649	4,092,137
	Melcor Developments Ltd.	61,540	636,452
	Morguard Corp.	20,029	1,708,739
*	Real Matters, Inc.	1,806	6,634
	StorageVault Canada, Inc.	687,745	2,303,072
TOTAL REAL ESTATE			29,672,946
UTILITIES — (8.1%)
#	Algonquin Power & Utilities Corp. (AQN CN)	524,908	3,095,048
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	19,963,565
	Atco Ltd., Class I	390,646	14,147,385
	Boralex, Inc., Class A	431,049	9,755,843
	Brookfield Infrastructure Corp.,Class A	325,434	12,704,923
#	Canadian Utilities Ltd., Class A	169,014	4,705,947
#	Capital Power Corp.	711,074	29,805,989
	Maxim Power Corp.	61,434	206,169
#	Northland Power, Inc.	1,379,059	22,533,124
	Polaris Renewable Energy, Inc.	123,152	1,105,666
	Superior Plus Corp.	1,100,320	5,495,247
	TransAlta Corp.	1,368,099	16,459,447
TOTAL UTILITIES			139,978,353
TOTAL COMMON STOCKS Cost ($1,129,140,116)			1,592,204,934

The Canadian Small Company Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.3%)
@§	The DFA Short Term Investment Fund	12,528,267	$144,914,467
TOTAL INVESTMENTS — (100.0%)
(Cost $1,274,047,581)^^			$1,737,119,401
As of July 31, 2025, the value of Rule 144A securities amounted to $8,110,722 or 0.5% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$22,178,248	—	—	$22,178,248
Consumer Discretionary	91,983,476	$202,973	—	92,186,449
Consumer Staples	49,642,361	—	—	49,642,361
Energy	330,652,941	—	—	330,652,941
Financials	128,552,647	102,843	$6,695	128,662,185
Health Care	30,371,786	—	4,035	30,375,821
Industrials	195,431,676	675	—	195,432,351
Information Technology	108,795,415	—	—	108,795,415
Materials	464,627,591	—	273	464,627,864
Real Estate	29,672,946	—	—	29,672,946
Utilities	139,978,353	—	—	139,978,353
Securities Lending Collateral	—	144,914,467	—	144,914,467
Total Investments in Securities	$1,591,887,440	$145,220,958	$11,003˂˃	$1,737,119,401

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (2.7%)
#	Ambev SA (ABEV US), ADR	1,643,290	$3,582,372
*	Ambipar Participacoes e Empreendimentos SA	23,763	555,335
	B3 SA - Brasil Bolsa Balcao	2,288,594	5,141,576
	Banco Bradesco SA (BBDC3 BZ)	396,506	948,858
	Banco BTG Pactual SA	303,139	2,118,354
	Banco do Brasil SA	762,709	2,683,317
	Banco Santander Brasil SA	906,488	4,278,643
	BB Seguridade Participacoes SA	482,026	2,900,997
	BRF SA	446,400	1,598,400
	Caixa Seguridade Participacoes SA	220,195	541,881
	Centrais Eletricas Brasileiras SA	792,590	5,351,828
#	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	131,581	2,536,882
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	4,321,143
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	855,942
	Cia Paranaense de Energia - Copel	638,097	1,258,064
	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	148,596
	Cia Paranaense de Energia - Copel, ADR	4,349	33,922
	CPFL Energia SA	173,333	1,173,497
	Embraer SA (EMBR3 BZ)	148,600	2,140,543
	Embraer SA (ERJ US), Sponsored ADR	92,800	5,343,424
	Energisa SA	302,121	2,463,563
*	Eneva SA	594,511	1,428,003
	Engie Brasil Energia SA	188,376	1,343,296
	Equatorial Energia SA	873,086	5,312,220
		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	391,948	$1,160,166
	Grupo Mateus SA	55,200	72,259
*	JBS NV, BDR	324,487	4,455,680
	Klabin SA	989,280	3,286,087
	Localiza Rent a Car SA	540,727	3,344,086
	Marfrig Global Foods SA	37,800	143,787
	Motiva Infraestrutura de Mobilidade SA	794,987	1,747,692
	Neoenergia SA	217,042	950,023
	Petroleo Brasileiro SA - Petrobras	2,899,815	18,534,414
	Petroleo Brasileiro SA - Petrobras (PBR US), Sponsored ADR	142,561	1,816,227
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	249,953	2,904,454
	Porto Seguro SA	177,474	1,644,619
*	PRIO SA	727,421	5,480,778
	Raia Drogasil SA	916,409	2,204,468
Ω	Rede D'Or Sao Luiz SA	202,956	1,177,964
	Rumo SA	588,690	1,738,878
	Suzano SA (SUZB3 BZ)	675,986	6,295,626
	Telefonica Brasil SA (VIVT3 BZ)	528,210	2,969,533
	TIM SA	694,600	2,568,986
	TOTVS SA	242,944	1,892,078
	Ultrapar Participacoes SA (UGPA3 BZ)	192,438	590,076
	Vale SA (VALE US), Sponsored ADR	537,780	5,125,048
	Vale SA (VALE3 BZ)	2,199,528	20,999,320
	Vibra Energia SA	865,087	3,276,780
	WEG SA	556,211	3,686,187
TOTAL BRAZIL			156,125,872
CHILE — (0.4%)
	Banco de Chile (BCH US), ADR	126,527	3,456,725
	Banco de Credito e Inversiones SA	58,492	2,321,374
	Banco Santander Chile (BSAC US), ADR	83,901	1,930,562
	Banco Santander Chile (BSAN CI)	2,033,985	117,487
	Cencosud SA	800,255	2,410,778

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cencosud Shopping SA	415,840	$812,346
	Cia Sud Americana de Vapores SA	1,353,564	68,401
	Colbun SA	1,131,334	167,477
	Embotelladora Andina SA, ADR, Class B	5,680	130,186
	Empresas CMPC SA	1,050,656	1,480,042
	Empresas Copec SA	273,600	1,811,322
	Enel Americas SA (ENELAM CI)	6,890,001	687,151
	Enel Chile SA (ENELCHIL CI)	21,696,351	1,389,748
	Falabella SA	319,372	1,592,575
	Latam Airlines Group SA	70,535,429	1,542,539
	Latam Airlines Group SA, ADR	19,271	836,169
	Plaza SA	436,470	922,115
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	71,013	2,609,728
TOTAL CHILE			24,286,725
CHINA — (25.9%)
	360 Security Technology, Inc., Class A	89,600	140,463
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	323,822
	Accelink Technologies Co. Ltd., Class A	36,900	265,227
*	ADAMA Ltd., Class A	40,900	40,469
*	Addsino Co. Ltd., Class A	68,000	76,870
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	91,914
	Advanced Technology & Materials Co. Ltd., Class A	33,000	60,889
	AECC Aero-Engine Control Co. Ltd., Class A	53,757	157,435
	AECC Aviation Power Co. Ltd., Class A	79,700	469,045
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	131,827
	Agricultural Bank of China Ltd., Class H	12,844,000	8,414,311
		Shares	Value»
CHINA — (Continued)
	Aier Eye Hospital Group Co. Ltd., Class A	272,581	$485,498
*	Air China Ltd., Class H	1,822,000	1,213,833
	Aisino Corp., Class A	136,900	174,954
*Ω	Akeso, Inc.	11,000	214,490
	Alibaba Group Holding Ltd. (9988 HK)	4,044,300	60,805,102
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	468,034	56,458,941
#*	Alibaba Health Information Technology Ltd.	650,000	403,090
	All Winner Technology Co. Ltd., Class A	11,700	64,588
	Aluminum Corp. of China Ltd., Class H	4,888,000	3,863,311
*	Amlogic Shanghai Co. Ltd., Class A	18,181	181,952
	An Hui Wenergy Co. Ltd., Class A	135,218	133,579
	Andon Health Co. Ltd., Class A	20,600	110,978
	Angel Yeast Co. Ltd., Class A	49,800	237,438
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	200,548
	Anhui Conch Cement Co. Ltd., Class H	985,500	2,853,150
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	432,708
	Anhui Heli Co. Ltd., Class A	64,900	160,217
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	38,100	94,917
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	92,100	632,369
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	155,377
	Anhui Jinhe Industrial Co. Ltd., Class A	35,300	110,036
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	215,689
	Anhui Xinhua Media Co. Ltd., Class A	65,500	61,679
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	216,427
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	302,025

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,754	$161,015
	Anjoy Foods Group Co. Ltd., Class A	13,800	141,419
	Anker Innovations Technology Co. Ltd., Class A	24,180	415,147
	ANTA Sports Products Ltd.	1,243,200	14,269,554
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	170,527
	APT Medical, Inc., Class A	8,179	322,870
	Arcsoft Corp. Ltd., Class A	11,355	77,626
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	177,122
*	ASR Microelectronics Co. Ltd., Class A	16,813	205,491
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	205,789
	Autel Intelligent Technology Corp. Ltd., Class A	33,752	162,768
	Autobio Diagnostics Co. Ltd., Class A	28,600	158,006
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	874,191
	Avicopter PLC, Class A	32,004	175,876
*	Baidu, Inc. (9888 HK), Class A	1,799,650	19,690,572
*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	201,398
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	151,015
	Bank of Beijing Co. Ltd., Class A	880,308	789,153
	Bank of Changsha Co. Ltd., Class A	328,284	450,554
	Bank of Chengdu Co. Ltd., Class A	338,750	869,178
	Bank of China Ltd., Class H	32,691,181	18,869,783
	Bank of Communications Co. Ltd., Class H	5,191,515	4,676,867
		Shares	Value»
CHINA — (Continued)
	Bank of Guiyang Co. Ltd., Class A	181,323	$160,909
	Bank of Hangzhou Co. Ltd., Class A	356,304	794,256
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,816,128
	Bank of Nanjing Co. Ltd., Class A	454,780	725,391
	Bank of Ningbo Co. Ltd., Class A	274,842	1,063,381
	Bank of Shanghai Co. Ltd., Class A	573,383	815,129
	Bank of Suzhou Co. Ltd., Class A	341,360	404,953
	Bank of Xi'an Co. Ltd., Class A	147,800	78,836
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	30,500	36,834
	Baoji Titanium Industry Co. Ltd., Class A	29,300	125,744
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	837,011
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	142,931
	Beibuwan Port Co. Ltd., Class A	96,100	108,979
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	11,400	43,286
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	20,481
*	Beijing BDStar Navigation Co. Ltd., Class A	26,700	111,779
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	269,683
*	Beijing Compass Technology Development Co. Ltd., Class A	29,145	357,864
	Beijing Dabeinong Technology Group Co. Ltd., Class A	51,761	29,710
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	67,662
	Beijing Easpring Material Technology Co. Ltd., Class A	20,600	117,554
*	Beijing eGOVA Co. Ltd., Class A	21,300	51,642

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	$65,540
	Beijing Enlight Media Co. Ltd., Class A	107,306	294,185
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,736	93,564
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	138,159
	Beijing Kingsoft Office Software, Inc., Class A	7,538	327,288
	Beijing New Building Materials PLC, Class A	97,003	351,354
	Beijing Originwater Technology Co. Ltd., Class A	255,149	163,823
	Beijing Roborock Technology Co. Ltd., Class A	6,122	146,907
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	71,117
	Beijing Shougang Co. Ltd., Class A	373,100	216,615
	Beijing Sifang Automation Co. Ltd., Class A	46,600	109,614
	Beijing Sinnet Technology Co. Ltd., Class A	91,088	183,714
	Beijing Tiantan Biological Products Corp. Ltd., Class A	59,363	165,160
	Beijing Tong Ren Tang Co. Ltd., Class A	37,800	189,040
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	214,517
	Beijing United Information Technology Co. Ltd., Class A	55,486	182,936
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	33,002
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,280	75,398
		Shares	Value»
CHINA — (Continued)
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	$318,952
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	98,895
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,823,600	1,366,959
*	Beiqi Foton Motor Co. Ltd., Class A	456,800	170,462
*	Bengang Steel Plates Co. Ltd., Class A	44,500	23,449
*	BeOne Medicines Ltd.	184,600	4,196,772
#*	BeOne Medicines Ltd. (BGNE US), ADR	1,761	530,290
	Bethel Automotive Safety Systems Co. Ltd., Class A	26,740	174,554
	Betta Pharmaceuticals Co. Ltd., Class A	4,806	42,904
#*	Bilibili, Inc., Class Z	72,020	1,647,751
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	9,770	70,339
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	47,221
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	102,680	98,851
	Bluestar Adisseo Co., Class A	64,100	88,226
	BOC International China Co. Ltd., Class A	114,700	242,399
	BOE Technology Group Co. Ltd., Class A	2,350,252	1,318,007
*	Bohai Leasing Co. Ltd., Class A	526,300	254,498
	Bright Dairy & Food Co. Ltd., Class A	98,800	117,102
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	202,299
	BTG Hotels Group Co. Ltd., Class A	31,000	59,872
#	BYD Co. Ltd., Class H	1,601,657	23,385,552
	BYD Electronic International Co. Ltd.	55,500	230,935

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Caitong Securities Co. Ltd., Class A	214,590	$240,994
	Canmax Technologies Co. Ltd., Class A	40,470	111,871
	Castech, Inc., Class A	21,000	114,040
	Cathay Biotech, Inc., Class A	16,902	112,773
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	120,835
	CECEP Solar Energy Co. Ltd., Class A	221,400	138,952
	CECEP Wind-Power Corp., Class A	536,160	223,447
	Central China Land Media Co. Ltd., Class A	65,400	116,590
*	CETC Chips Technology, Inc., Class A	38,100	65,538
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	84,805
	CETC Digital Technology Co. Ltd., Class A	27,800	98,369
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	80,852
Ω	CGN Power Co. Ltd., Class H	5,876,000	2,207,449
*	Changchun High-Tech Industry Group Co. Ltd., Class A	15,300	223,774
	Changjiang Publishing & Media Co. Ltd., Class A	29,100	38,096
	Changjiang Securities Co. Ltd., Class A	255,570	261,185
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	182,639
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	342,056
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	264,496
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	158,151
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	371,798
		Shares	Value»
CHINA — (Continued)
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	$196,054
	China Baoan Group Co. Ltd., Class A	144,734	182,628
	China CITIC Bank Corp. Ltd., Class H	6,640,928	6,170,228
#	China Coal Energy Co. Ltd., Class H	3,180,777	3,908,245
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Construction Bank Corp., Class H	42,800,590	43,776,580
	China CSSC Holdings Ltd., Class A	82,717	394,207
*	China Eastern Airlines Corp. Ltd., Class H	1,602,000	577,200
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	900,219
	China Everbright Bank Co. Ltd., Class H	1,954,000	918,213
	China Film Group Co. Ltd., Class A	54,000	99,576
*	China First Heavy Industries Co. Ltd., Class A	235,100	93,933
	China Galaxy Securities Co. Ltd., Class H	3,763,500	5,086,033
	China Great Wall Securities Co. Ltd., Class A	65,000	79,499
*	China Greatwall Technology Group Co. Ltd., Class A	44,900	93,993
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	26,100	31,288
	China Hainan Rubber Industry Group Co. Ltd., Class A	147,500	100,381
#	China Hongqiao Group Ltd.	3,314,000	8,741,986
Ω	China International Capital Corp. Ltd., Class H	1,285,600	3,264,444
	China Jushi Co. Ltd., Class A	302,698	520,408
	China Kings Resources Group Co. Ltd., Class A	48,020	104,929

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Life Insurance Co. Ltd., Class H	2,686,000	$7,758,805
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,624,969
	China Meheco Group Co. Ltd., Class A	93,831	143,752
	China Mengniu Dairy Co. Ltd.	539,000	1,121,667
	China Merchants Bank Co. Ltd., Class H	3,045,554	19,763,034
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	510,633
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	230,718
	China Merchants Property Operation & Service Co. Ltd., Class A	65,100	111,755
Ω	China Merchants Securities Co. Ltd., Class H	422,060	872,492
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	324,824
	China Minsheng Banking Corp. Ltd., Class H	5,179,600	3,117,542
	China National Accord Medicines Corp. Ltd., Class A	38,600	136,507
	China National Chemical Engineering Co. Ltd., Class A	283,200	314,089
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	128,654
	China National Medicines Corp. Ltd., Class A	48,400	197,845
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,306,967
*	China National Software & Service Co. Ltd., Class A	7,300	47,910
		Shares	Value»
CHINA — (Continued)
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	$695,484
	China Overseas Land & Investment Ltd.	2,963,500	5,125,370
	China Pacific Insurance Group Co. Ltd., Class H	2,247,200	9,050,409
	China Petroleum & Chemical Corp., Class H	14,548,800	8,537,560
	China Petroleum Engineering Corp., Class A	172,500	82,290
	China Publishing & Media Co. Ltd., Class A	92,100	86,160
	China Railway Group Ltd., Class H	2,964,000	1,491,281
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	209,687
	China Railway Materials Co. Ltd., Class A	245,800	91,072
*	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	108,139
	China Resources Beer Holdings Co. Ltd.	1,746,611	5,807,291
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	121,371
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	238,764
	China Resources Land Ltd.	3,023,666	11,087,684
	China Resources Microelectronics Ltd., Class A	18,429	119,072
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	2,975,789
#	China Resources Power Holdings Co. Ltd.	1,792,517	4,442,016
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	74,964	326,082

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Science Publishing & Media Ltd., Class A	20,500	$56,233
#	China Shenhua Energy Co. Ltd., Class H	2,542,000	11,017,406
	China South Publishing & Media Group Co. Ltd., Class A	128,000	228,455
#*	China Southern Airlines Co. Ltd., Class H	2,084,000	959,070
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	69,217
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	37,463
	China Southern Power Grid Technology Co. Ltd., Class A	10,287	47,204
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,380,095
	China State Construction International Holdings Ltd.	140,000	214,479
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	502,922
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	13,400	120,770
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,189,680
*	China TransInfo Technology Co. Ltd., Class A	92,200	136,511
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	128,068
*	China Vanke Co. Ltd., Class H	1,754,120	1,112,964
	China Wafer Level CSP Co. Ltd., Class A	22,700	89,261
		Shares	Value»
CHINA — (Continued)
	China World Trade Center Co. Ltd., Class A	34,000	$96,425
	China XD Electric Co. Ltd., Class A	121,000	110,072
	China Yangtze Power Co. Ltd., Class A	756,147	2,927,676
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	164,265
	China Zheshang Bank Co. Ltd., Class H	2,185,499	768,002
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	111,788
	Chongqing Brewery Co. Ltd., Class A	27,100	207,961
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	529,806
	Chongqing Department Store Co. Ltd., Class A	26,200	106,275
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	134,234
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	128,192
*	Chongqing Qianli Technology Co. Ltd., Class A	119,500	136,018
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	2,008,233
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	133,400	157,036
	Chongqing Zhifei Biological Products Co. Ltd., Class A	30,179	100,457
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	181,285
#	Chow Tai Fook Jewellery Group Ltd.	1,880,000	3,139,771
	Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	168,608
*	CITIC Heavy Industries Co. Ltd., Class A	226,600	146,282
	CITIC Ltd.	3,238,000	4,857,561

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	1,014,300	$3,563,837
	CMOC Group Ltd., Class H	3,870,966	4,394,061
	CMST Development Co. Ltd., Class A	132,100	107,962
	CNGR Advanced Material Co. Ltd., Class A	43,300	202,467
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	163,735	95,155
	CNOOC Energy Technology & Services Ltd., Class A	655,100	368,943
*	COFCO Biotechnology Co. Ltd., Class A	102,913	83,659
	COFCO Capital Holdings Co. Ltd., Class A	57,700	97,974
	COFCO Sugar Holding Co. Ltd., Class A	173,300	235,662
*	COL Group Co. Ltd., Class A	15,600	57,772
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	8,673,914
#	COSCO SHIPPING Holdings Co. Ltd., Class H	3,712,799	6,786,774
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	150,266
	CRRC Corp. Ltd., Class H	2,592,000	1,796,146
Ω	CSC Financial Co. Ltd., Class H	627,500	1,002,965
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	260,463
	CSPC Pharmaceutical Group Ltd.	5,913,200	7,431,677
	CSSC Science & Technology Co. Ltd., Class A	65,900	115,373
	Dajin Heavy Industry Co. Ltd., Class A	27,500	121,875
	Daqin Railway Co. Ltd., Class A	577,460	524,519
	DBG Technology Co. Ltd., Class A	25,500	97,258
	Deppon Logistics Co. Ltd., Class A	61,400	132,634
	DHC Software Co. Ltd., Class A	118,900	152,778
		Shares	Value»
CHINA — (Continued)
	Digital China Group Co. Ltd., Class A	55,900	$320,493
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	305,748
	Dongfang Electronics Co. Ltd., Class A	58,600	83,308
	DongFeng Automobile Co. Ltd., Class A	82,400	81,746
	Dongguan Development Holdings Co. Ltd., Class A	47,800	73,078
	Dongxing Securities Co. Ltd., Class A	154,418	238,716
	Double Medical Technology, Inc., Class A	5,700	34,994
	East Money Information Co. Ltd., Class A	396,373	1,275,511
	Eastern Communications Co. Ltd., Class A	30,500	46,450
*	Easyhome New Retail Group Co. Ltd., Class A	405,300	167,073
	Ecovacs Robotics Co. Ltd., Class A	18,200	201,092
	Edifier Technology Co. Ltd., Class A	47,900	87,267
	Electric Connector Technology Co. Ltd., Class A	19,200	129,516
	ENN Energy Holdings Ltd.	405,800	3,307,276
	ENN Natural Gas Co. Ltd., Class A	186,700	478,244
	Eoptolink Technology, Inc. Ltd., Class A	14,140	368,133
	Espressif Systems Shanghai Co. Ltd., Class A	2,027	45,452
*	Estun Automation Co. Ltd., Class A	50,100	145,707
	Eve Energy Co. Ltd., Class A	70,305	431,112
Ω	Everbright Securities Co. Ltd., Class H	165,200	220,053
	Explosive Co. Ltd., Class A	48,437	93,983
	Eyebright Medical Technology Beijing Co. Ltd., Class A	8,856	94,963
	Fangda Carbon New Material Co. Ltd., Class A	186,124	123,743

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Far East Smarter Energy Co. Ltd., Class A	63,000	$48,402
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	165,801
	FAW Jiefang Group Co. Ltd., Class A	68,400	66,086
	FESCO Group Co. Ltd., Class A	32,900	95,898
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	190,268
	First Capital Securities Co. Ltd., Class A	102,400	105,076
	Focus Media Information Technology Co. Ltd., Class A	609,997	634,708
	Foryou Corp., Class A	27,600	113,472
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	111,067	591,044
	Founder Securities Co. Ltd., Class A	240,300	270,446
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	2,394,477
	Fujian Boss Software Development Co. Ltd., Class A	25,100	53,037
	Fujian Funeng Co. Ltd., Class A	185,070	242,979
	Fujian Kuncai Material Technology Co. Ltd., Class A	17,000	45,702
	Fujian Star-net Communication Co. Ltd., Class A	19,000	69,982
	Fujian Sunner Development Co. Ltd., Class A	38,180	84,543
	Fulin Precision Co. Ltd., Class A	30,660	53,255
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,172,899
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	143,157
	Gansu Energy Chemical Co. Ltd., Class A	457,700	157,529
	Gaona Aero Material Co. Ltd., Class A	48,100	115,901
		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	$221,460
*	GCL System Integration Technology Co. Ltd., Class A	195,100	69,569
	GD Power Development Co. Ltd., Class A	672,300	427,858
	Geely Automobile Holdings Ltd.	6,114,000	13,713,810
	GEM Co. Ltd., Class A	272,276	243,596
	Geovis Technology Co. Ltd., Class A	22,022	111,423
	GEPIC Energy Development Co. Ltd., Class A	89,900	81,666
	GF Securities Co. Ltd., Class H	905,400	1,976,851
	Giant Network Group Co. Ltd., Class A	119,200	392,151
*	GigaDevice Semiconductor, Inc., Class A	18,674	313,171
	Ginlong Technologies Co. Ltd., Class A	31,325	246,549
	Glarun Technology Co. Ltd., Class A	69,600	292,498
	GoerTek, Inc., Class A	169,200	537,683
	Goke Microelectronics Co. Ltd., Class A	7,300	84,674
	Goneo Group Co. Ltd., Class A	34,948	228,806
	Gotion High-tech Co. Ltd., Class A	51,100	207,166
	Grandblue Environment Co. Ltd., Class A	44,300	164,599
*	Grandjoy Holdings Group Co. Ltd., Class A	206,500	86,444
	Great Wall Motor Co. Ltd., Class H	2,316,000	3,779,545
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	1,113,397
	GRG Banking Equipment Co. Ltd., Class A	102,500	188,130
	Guangdong Advertising Group Co. Ltd., Class A	63,600	69,486
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	89,704

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	$147,179
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	75,635
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	135,537
	Guangdong Haid Group Co. Ltd., Class A	91,500	717,736
	Guangdong HEC Technology Holding Co. Ltd., Class A	89,700	184,394
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	262,308
	Guangdong Marubi Biotechnology Co. Ltd., Class A	3,200	17,691
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	264,975
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	33,200	67,971
	Guanghui Energy Co. Ltd., Class A	439,400	330,468
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	91,550
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	58,725
	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	167,807
	Guangzhou Development Group, Inc., Class A	118,500	104,488
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	59,595
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	176,934
		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	15,501	$66,356
	Guangzhou Port Co. Ltd., Class A	103,900	47,599
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,000	53,452
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	246,448
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	210,017
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	135,186
	Guizhou Chanhen Chemical Corp., Class A	32,800	112,028
	Guocheng Mining Co. Ltd., Class A	31,700	61,088
	Guosen Securities Co. Ltd., Class A	186,700	343,615
*	Guosheng Financial Holding, Inc., Class A	141,700	299,801
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	3,824,301
	Guoyuan Securities Co. Ltd., Class A	208,440	245,773
	H World Group Ltd. (1179 HK)	787,200	2,457,009
#	H World Group Ltd. (HTHT US), ADR	86,463	2,699,375
Ω	Haidilao International Holding Ltd.	302,000	535,354
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	828,673
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,144,800	6,756,927
*	Hainan Haide Capital Management Co. Ltd., Class A	86,500	78,241
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	127,785
	Hainan Mining Co. Ltd., Class A	98,900	108,767
	Hainan Strait Shipping Co. Ltd., Class A	139,000	156,946

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	$203,030
	Hangcha Group Co. Ltd., Class A	103,180	302,927
*	Hangjin Technology Co. Ltd., Class A	27,400	82,790
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	163,200	226,057
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	78,749
	Hangzhou First Applied Material Co. Ltd., Class A	4,229	8,581
	Hangzhou GreatStar Industrial Co. Ltd.	103,300	444,858
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	65,748
*	Hangzhou Iron & Steel Co., Class A	198,300	244,400
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	107,202
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	173,384
	Hangzhou Robam Appliances Co. Ltd., Class A	29,621	78,432
	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	87,284
	Han's Laser Technology Industry Group Co. Ltd., Class A	21,917	82,002
Ω	Hansoh Pharmaceutical Group Co. Ltd.	876,000	3,935,579
	Haohua Chemical Science & Technology Co. Ltd., Class A	28,200	100,445
	Harbin Boshi Automation Co. Ltd., Class A	57,200	128,690
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	65,518
		Shares	Value»
CHINA — (Continued)
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	$165,631
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	238,027
	Heilongjiang Agriculture Co. Ltd., Class A	82,805	172,312
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	28,500	51,575
	Henan Lingrui Pharmaceutical Co., Class A	7,827	24,722
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	147,330
	Henan Pinggao Electric Co. Ltd., Class A	47,700	103,776
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	595,979
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	581,827
*	Henan Zhongfu Industry Co. Ltd., Class A	245,000	155,989
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	220,088
	Hengli Petrochemical Co. Ltd., Class A	402,600	863,516
	Hengtong Optic-electric Co. Ltd., Class A	133,000	293,904
	Hengyi Petrochemical Co. Ltd., Class A	102,088	84,887
	Hesteel Co. Ltd., Class A	712,353	237,252
	Hexing Electrical Co. Ltd., Class A	18,500	68,689
	Hisense Visual Technology Co. Ltd., Class A	44,700	141,077
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	646,782
	HLA Group Corp. Ltd., Class A	198,600	187,962
	Hongfa Technology Co. Ltd., Class A	8,400	28,594

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hongta Securities Co. Ltd., Class A	97,320	$117,005
	Hoshine Silicon Industry Co. Ltd., Class A	24,200	176,900
#Ω	Hua Hong Semiconductor Ltd.	34,000	175,054
	Huaan Securities Co. Ltd., Class A	345,700	290,528
	Huada Automotive Technology Corp. Ltd., Class A	21,100	105,612
	Huadian Power International Corp. Ltd., Class H	222,000	119,515
	Huadong Medicine Co. Ltd., Class A	98,400	606,422
	Huafon Chemical Co. Ltd., Class A	294,683	307,048
	Huagong Tech Co. Ltd., Class A	30,400	212,572
	Huaibei Mining Holdings Co. Ltd., Class A	229,900	392,237
	Huaihe Energy Group Co. Ltd., Class A	260,900	127,648
	Hualan Biological Engineering, Inc., Class A	18,500	42,607
	Huaming Power Equipment Co. Ltd., Class A	47,800	116,756
	Huaneng Power International, Inc., Class H	3,914,000	2,656,922
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	2,537,712
	Huaxi Securities Co. Ltd., Class A	175,000	243,357
	Huaxia Bank Co. Ltd., Class A	644,456	711,765
	Huayu Automotive Systems Co. Ltd., Class A	147,200	358,891
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	11,055
*	Hubei Dinglong Co. Ltd., Class A	44,900	176,567
	Hubei Energy Group Co. Ltd., Class A	227,983	144,770
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	248,198
	Shares	Value»
CHINA — (Continued)
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	70,048	$261,093
Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	272,445
Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	148,329
Huizhou Desay Sv Automotive Co. Ltd., Class A	20,000	281,548
Humanwell Healthcare Group Co. Ltd., Class A	94,300	285,399
Hunan Gold Corp. Ltd., Class A	61,880	152,599
Hunan Valin Steel Co. Ltd., Class A	497,400	390,811
Hundsun Technologies, Inc., Class A	59,229	296,628
IEIT Systems Co. Ltd., Class A	50,084	386,603
Iflytek Co. Ltd., Class A	66,700	451,075
IKD Co. Ltd., Class A	77,400	185,940
Imeik Technology Development Co. Ltd., Class A	4,160	106,956
Industrial & Commercial Bank of China Ltd., Class H	28,097,185	21,528,758
Industrial Bank Co. Ltd., Class A	918,539	2,886,916
Industrial Securities Co. Ltd., Class A	270,848	244,441
INESA Intelligent Tech, Inc., Class A	38,400	118,264
Infore Environment Technology Group Co. Ltd., Class A	233,424	215,064
Ingenic Semiconductor Co. Ltd., Class A	13,600	125,513
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	517,710
Inner Mongolia Berun Chemical Co. Ltd., Class A	328,100	262,651
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	285,000	796,911
Inner Mongolia ERDOS Resources Co. Ltd., Class A	113,756	160,407

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	481,803	$356,831
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	127,300	309,124
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	246,200	937,220
#*Ω	Innovent Biologics, Inc.	463,500	5,737,249
	Intco Medical Technology Co. Ltd., Class A	24,200	115,241
	iRay Group, Class A	8,561	101,425
*	IRICO Display Devices Co. Ltd., Class A	274,400	234,034
*	JA Solar Technology Co. Ltd., Class A	221,504	339,723
	Jafron Biomedical Co. Ltd., Class A	44,300	145,253
	Jason Furniture Hangzhou Co. Ltd., Class A	42,680	150,373
	JCET Group Co. Ltd., Class A	100,900	489,976
	JCHX Mining Management Co. Ltd., Class A	43,000	282,006
*Ω	JD Health International, Inc.	829,900	5,306,743
*Ω	JD Logistics, Inc.	2,312,000	4,006,736
	JD.com, Inc. (9618 HK), Class A	1,650,871	26,020,918
#	JD.com, Inc. (JD US), ADR	116,630	3,672,679
	Jiangling Motors Corp. Ltd., Class A	32,100	94,183
	Jiangsu Azure Corp., Class A	37,700	75,392
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	156,290
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	284,806	292,384
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	179,040	221,940
	Jiangsu Expressway Co. Ltd., Class H	620,000	760,242
		Shares	Value»
CHINA — (Continued)
	Jiangsu Financial Leasing Co. Ltd., Class A	154,600	$124,205
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	101,351
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	91,364
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	73,906
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	497,446
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	88,675	775,046
*	Jiangsu Hoperun Software Co. Ltd., Class A	25,000	183,509
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	64,868
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	154,360
	Jiangsu King's Luck Brewery JSC Ltd., Class A	67,812	370,233
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	132,954
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	32,388	141,662
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	201,543
	Jiangsu Pacific Quartz Co. Ltd., Class A	11,352	55,098
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	239,916
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	101,600	136,973
	Jiangsu Shagang Co. Ltd., Class A	69,200	57,115
	Jiangsu Shemar Electric Co. Ltd., Class A	6,900	27,199

The Emerging Markets Series
CONTINUED
	Shares	Value»
CHINA — (Continued)
Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	$154,089
Jiangsu Yanghe Distillery Co. Ltd., Class A	55,990	524,465
Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	263,345
Jiangsu Yoke Technology Co. Ltd., Class A	18,462	141,232
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	288,996
Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	306,865
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	169,800	70,736
Jiangxi Copper Co. Ltd., Class H	147,000	293,813
Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	108,016
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	98,310
Jiangzhong Pharmaceutical Co. Ltd., Class A	35,000	106,308
Jiayou International Logistics Co. Ltd., Class A	107,996	166,428
Jihua Group Corp. Ltd., Class A	243,400	136,891
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	221,469
Jilin Electric Power Co. Ltd., Class A	153,400	109,847
Jinduicheng Molybdenum Co. Ltd., Class A	238,600	426,288
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	140,700	254,927
JiuGui Liquor Co. Ltd., Class A	8,800	57,409
Jizhong Energy Resources Co. Ltd., Class A	238,300	197,556
		Shares	Value»
CHINA — (Continued)
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	119,555	$210,655
	Jointown Pharmaceutical Group Co. Ltd., Class A	246,325	183,316
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,300	73,894
	JSTI Group, Class A	57,800	77,029
	Juneyao Airlines Co. Ltd., Class A	206,240	350,297
	Keboda Technology Co. Ltd., Class A	11,400	82,125
	Keda Industrial Group Co. Ltd., Class A	105,200	155,135
	Kehua Data Co. Ltd., Class A	32,100	187,833
	KingClean Electric Co. Ltd., Class A	18,500	59,104
	Kingfa Sci & Tech Co. Ltd., Class A	156,100	273,347
	Kingnet Network Co. Ltd., Class A	141,300	359,555
	Kingsemi Co. Ltd., Class A	4,797	75,881
	Konfoong Materials International Co. Ltd., Class A	7,400	71,037
*Ω	Kuaishou Technology	2,338,900	22,837,139
	Kuang-Chi Technologies Co. Ltd., Class A	48,900	277,032
	Kunlun Energy Co. Ltd.	2,342,000	2,256,167
*	Kunlun Tech Co. Ltd., Class A	28,500	141,826
	Kunshan Huguang Auto Harness Co. Ltd., Class A	10,200	46,578
	Kweichow Moutai Co. Ltd., Class A	48,093	9,488,246
	Lakala Payment Co. Ltd., Class A	36,800	136,919
	Lao Feng Xiang Co. Ltd., Class A	27,700	181,062
	Laobaixing Pharmacy Chain JSC, Class A	36,200	98,121
	LB Group Co. Ltd., Class A	145,900	345,103
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	57,678

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lenovo Group Ltd.	9,715,278	$12,457,406
	Lens Technology Co. Ltd., Class A	200,200	631,241
	Leo Group Co. Ltd., Class A	305,600	162,578
	Levima Advanced Materials Corp., Class A	6,500	14,346
	Leyard Optoelectronic Co. Ltd., Class A	143,200	119,738
*	Li Auto, Inc. (2015 HK), Class A	694,200	9,088,262
#*	Li Auto, Inc. (LI US), ADR	105,301	2,748,356
	Liaoning Cheng Da Co. Ltd., Class A	71,400	117,018
	Lingyi iTech Guangdong Co., Class A	280,018	348,184
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	9,300	23,173
	Loncin Motor Co. Ltd., Class A	111,200	185,682
Ω	Longfor Group Holdings Ltd.	187,500	233,373
*	LONGi Green Energy Technology Co. Ltd., Class A	180,388	394,441
	Longshine Technology Group Co. Ltd., Class A	57,600	162,502
	Luenmei Quantum Co. Ltd., Class A	87,700	73,123
	Luxi Chemical Group Co. Ltd., Class A	151,900	244,992
	Luxshare Precision Industry Co. Ltd., Class A	277,124	1,402,380
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,416,670
	Mango Excellent Media Co. Ltd., Class A	67,592	206,506
	Maxscend Microelectronics Co. Ltd., Class A	8,600	88,553
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,900	35,174
	Meihua Holdings Group Co. Ltd., Class A	226,400	353,844
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	167,657	118,939
		Shares	Value»
CHINA — (Continued)
*Ω	Meituan, Class B	2,832,640	$43,700,664
	Metallurgical Corp. of China Ltd., Class H	752,000	162,800
	Micro-Tech Nanjing Co. Ltd., Class A	2,560	29,408
	Midea Group Co. Ltd., Class A	274,401	2,671,660
	Ming Yang Smart Energy Group Ltd., Class A	59,404	91,512
	Minmetals Capital Co. Ltd., Class A	164,400	136,468
	Montage Technology Co. Ltd., Class A	11,001	129,519
	Muyuan Foods Co. Ltd., Class A	224,357	1,443,492
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	423,251
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	44,846	73,612
	Nanjing Securities Co. Ltd., Class A	124,700	142,423
*	Nanjing Tanker Corp., Class A	382,500	151,317
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	170,606
	NARI Technology Co. Ltd., Class A	299,642	910,896
	National Silicon Industry Group Co. Ltd., Class A	100,256	258,320
	NAURA Technology Group Co. Ltd., Class A	20,250	940,511
*	NavInfo Co. Ltd., Class A	56,250	65,500
	NBTM New Materials Group Co. Ltd., Class A	23,900	79,294
	NetEase, Inc. (9999 HK)	618,100	16,158,518
	NetEase, Inc. (NTES US), ADR	135,669	17,677,671
	Neusoft Corp., Class A	58,300	79,442
	New China Life Insurance Co. Ltd., Class H	987,000	6,315,724
*	New Hope Liuhe Co. Ltd., Class A	108,366	144,631
	Neway Valve Suzhou Co. Ltd., Class A	50,800	203,245

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Newland Digital Technology Co. Ltd., Class A	58,300	$241,174
*	Ninestar Corp., Class A	33,051	107,911
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	133,790
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	121,344
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	98,931
	Ningbo Joyson Electronic Corp., Class A	86,200	218,630
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	228,539
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	105,102
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	337,399
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	402,470
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	113,264
	Ningxia Baofeng Energy Group Co. Ltd., Class A	293,000	632,071
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	9,418,716
	North Copper Co. Ltd., Class A	117,000	172,309
*	North Industries Group Red Arrow Co. Ltd., Class A	58,100	175,833
	Northeast Securities Co. Ltd., Class A	120,200	137,274
	Novoray Corp., Class A	3,799	30,618
	NYOCOR Co. Ltd., Class A	105,900	80,991
*	Offcn Education Technology Co. Ltd., Class A	200,012	82,139
	Offshore Oil Engineering Co. Ltd., Class A	334,000	255,832
*	OFILM Group Co. Ltd., Class A	182,900	286,136
		Shares	Value»
CHINA — (Continued)
	Olympic Circuit Technology Co. Ltd., Class A	27,100	$127,370
	OmniVision Integrated Circuits Group, Inc.	12,821	215,032
	Oppein Home Group, Inc., Class A	26,695	191,079
	Opple Lighting Co. Ltd., Class A	20,900	53,665
	ORG Technology Co. Ltd., Class A	165,500	123,821
	Orient Overseas International Ltd.	104,500	1,880,193
Ω	Orient Securities Co. Ltd., Class H	837,600	805,240
*	Oriental Energy Co. Ltd., Class A	95,800	136,613
	Oriental Pearl Group Co. Ltd., Class A	141,200	150,984
*	Ourpalm Co. Ltd., Class A	109,500	83,719
	Ovctek China, Inc., Class A	9,826	24,394
*	Pacific Securities Co. Ltd., Class A	266,700	148,587
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	29,640	74,515
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	399,800	149,902
*	PCI Technology Group Co. Ltd., Class A	63,800	50,667
*	PDD Holdings, Inc., ADR	409,863	46,498,957
	People.cn Co. Ltd., Class A	36,600	103,444
	People's Insurance Co. Group of China Ltd. , Class H	7,862,000	6,040,122
	Perfect World Co. Ltd., Class A	64,785	130,769
	PetroChina Co. Ltd., Class H	18,814,000	18,385,628
	PICC Property & Casualty Co. Ltd., Class H	5,431,198	11,272,895
	Ping An Bank Co. Ltd., Class A	587,500	998,145
	Ping An Insurance Group Co. of China Ltd., Class H	4,781,000	32,823,290
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	208,000	228,922

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	POCO Holding Co. Ltd., Class A	11,000	$90,910
*	Polaris Bay Group Co. Ltd., Class A	93,600	94,723
	Poly Developments & Holdings Group Co. Ltd., Class A	51,100	56,607
Ω	Pop Mart International Group Ltd.	446,600	13,931,180
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	4,281,553
	Power Construction Corp. of China Ltd., Class A	720,611	683,149
*	Qi An Xin Technology Group, Inc., Class A	32,698	163,259
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	100,543
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	82,912
	Qingdao Rural Commercial Bank Corp., Class A	379,429	184,426
	Qingdao Sentury Tire Co. Ltd., Class A	75,100	199,631
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	171,496
*	Qinghai Salt Lake Industry Co. Ltd., Class A	201,400	504,146
*	QuantumCTek Co. Ltd., Class A	1,989	75,503
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	117,233
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	173,627
	Raytron Technology Co. Ltd., Class A	21,575	195,753
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	105,226
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	26,384
	Riyue Heavy Industry Co. Ltd., Class A	51,800	87,063
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	107,132
		Shares	Value»
CHINA — (Continued)
	Rockchip Electronics Co. Ltd., Class A	7,100	$159,218
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	661,451
*	Roshow Technology Co. Ltd., Class A	86,882	90,189
*	Sai Micro Electronics, Inc., Class A	29,700	76,705
	SAIC Motor Corp. Ltd., Class A	214,845	511,756
	Sailun Group Co. Ltd., Class A	260,200	465,185
	Sanan Optoelectronics Co. Ltd., Class A	211,300	366,373
	Sangfor Technologies, Inc., Class A	13,200	197,232
	Sansure Biotech, Inc., Class A	24,500	74,839
*	Sanwei Holding Group Co. Ltd., Class A	18,900	27,851
	Sany Heavy Industry Co. Ltd., Class A	286,434	792,882
	Satellite Chemical Co. Ltd., Class A	329,961	891,896
	SDIC Capital Co. Ltd., Class A	190,204	199,489
	SDIC Power Holdings Co. Ltd., Class A	285,800	625,627
	Sealand Securities Co. Ltd., Class A	313,590	182,709
	Seres Group Co. Ltd., Class A	57,600	1,012,475
	SF Holding Co. Ltd., Class A	294,361	1,879,055
	SG Micro Corp., Class A	8,469	83,671
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	102,105
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,587,059
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	141,403
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	299,350	284,107
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	152,896
Ω	Shandong Gold Mining Co. Ltd., Class H	617,750	1,910,338

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	80,700	$627,240
	Shandong Hi-speed Co. Ltd., Class A	59,700	83,604
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	464,791
	Shandong Humon Smelting Co. Ltd., Class A	71,200	114,774
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	223,589
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	466,033
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	169,428
	Shandong Publishing & Media Co. Ltd., Class A	95,200	119,087
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	513,305
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	128,502
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	35,700	69,311
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	212,639
	Shanghai Bailian Group Co. Ltd., Class A	116,800	159,486
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	47,236	157,815
	Shanghai Baosight Software Co. Ltd., Class A	69,618	238,762
	Shanghai Belling Co. Ltd., Class A	18,000	85,157
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	6,973	126,970
	Shanghai Chinafortune Co. Ltd., Class A	51,500	110,484
		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	635,276	$213,488
*	Shanghai DZH Ltd., Class A	46,200	84,245
*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	853,295
	Shanghai Electric Power Co. Ltd., Class A	157,200	206,820
	Shanghai Environment Group Co. Ltd., Class A	79,098	88,430
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	105,000	256,244
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	9,500	62,528
	Shanghai Huace Navigation Technology Ltd., Class A	25,060	122,620
	Shanghai Huafon Aluminium Corp., Class A	69,300	150,584
	Shanghai Huayi Group Co. Ltd., Class A	131,700	151,832
	Shanghai International Airport Co. Ltd., Class A	31,700	141,618
	Shanghai Jahwa United Co. Ltd., Class A	26,300	80,372
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	51,700	162,031
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	45,700	68,431
	Shanghai Lingang Holdings Corp. Ltd., Class A	109,060	139,920
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,220	50,303
	Shanghai M&G Stationery, Inc., Class A	16,569	70,851
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	140,484

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	3,317	$50,717
	Shanghai Moons' Electric Co. Ltd., Class A	10,400	84,901
	Shanghai Pret Composites Co. Ltd., Class A	35,800	59,577
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,569,401
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	187,289
	Shanghai RAAS Blood Products Co. Ltd., Class A	203,700	195,067
	Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	418,315
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	81,100	129,067
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	56,077
*	Shanghai Stonehill Technology Co. Ltd., Class A	315,000	251,038
	Shanghai Tunnel Engineering Co. Ltd., Class A	221,400	203,343
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	81,217
	Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	98,714
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	162,659	130,082
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,000	455,757
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	117,863
	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	210,411
		Shares	Value»
CHINA — (Continued)
	Shanjin International Gold Co. Ltd., Class A	195,817	$489,939
	Shannon Semiconductor Technology Co. Ltd., Class A	19,700	91,906
	Shantui Construction Machinery Co. Ltd., Class A	94,700	130,978
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	211,623
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	398,830	390,463
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	256,030	487,723
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	142,521
	Shanxi Securities Co. Ltd., Class A	165,980	141,667
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	285,800	166,177
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	1,247,667
	Sharetronic Data Technology Co. Ltd., Class A	12,180	129,879
	Shede Spirits Co. Ltd., Class A	11,300	81,269
	Shenghe Resources Holding Co. Ltd., Class A	72,700	219,458
	Shengyi Electronics Co. Ltd., Class A	8,718	64,011
	Shengyi Technology Co. Ltd., Class A	59,100	350,524
	Shennan Circuits Co. Ltd., Class A	20,906	411,093
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	584,700
	Shenzhen Agricultural Power Group Co. Ltd., Class A	91,400	82,479
	Shenzhen Airport Co. Ltd., Class A	135,900	133,108
	Shenzhen Aisidi Co. Ltd., Class A	83,700	145,565

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	$162,875
	Shenzhen Energy Group Co. Ltd., Class A	233,319	210,897
	Shenzhen Envicool Technology Co. Ltd., Class A	39,455	219,803
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	244,091
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	75,000	197,150
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,322	106,987
	Shenzhen Gas Corp. Ltd., Class A	153,700	137,602
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	166,276
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	151,144
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	148,416
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	355,191
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	259,756
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	17,240	41,615
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	254,199
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	86,915
	Shenzhen Kinwong Electronic Co. Ltd., Class A	87,364	803,569
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	121,375
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	211,334
		Shares	Value»
CHINA — (Continued)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	$1,439,373
	Shenzhen MTC Co. Ltd., Class A	377,400	235,486
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	18,500	142,616
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	62,980	20,002
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	246,056
	Shenzhen SC New Energy Technology Corp., Class A	21,859	167,178
	Shenzhen SED Industry Co. Ltd., Class A	62,800	196,349
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	151,105
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	214,287
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	226,965
	Shenzhen Topband Co. Ltd., Class A	64,000	122,891
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	409,744
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	211,079
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	37,236
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	118,254
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	214,780
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	96,638

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	$199,201
	Shenzhou International Group Holdings Ltd.	760,800	5,475,296
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	179,031
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	166,648
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	125,104
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	304,583
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	398,296
	Sichuan Development Lomon Co. Ltd., Class A	85,000	132,486
*	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	122,896
*	Sichuan Hongda Co. Ltd., Class A	110,900	145,119
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	72,471
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	678,118
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	16,500	870,691
	Sichuan New Energy Power Co. Ltd., Class A	85,800	119,436
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	495,291
	Sichuan Swellfun Co. Ltd., Class A	29,400	168,907
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	65,250
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	116,891
	Sieyuan Electric Co. Ltd., Class A	49,100	531,643
		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	11,088,500	$10,619,469
	Sinofibers Technology Co. Ltd., Class A	14,600	70,919
	Sinolink Securities Co. Ltd., Class A	150,200	193,543
	Sinoma International Engineering Co., Class A	221,900	279,712
	Sinoma Science & Technology Co. Ltd., Class A	89,494	350,036
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	56,958
	Sinomine Resource Group Co. Ltd., Class A	22,900	114,923
	Sinopharm Group Co. Ltd., Class H	170,000	408,617
	Sinosoft Co. Ltd., Class A	52,192	144,000
	Sinotruk Jinan Truck Co. Ltd., Class A	80,400	204,179
	Skshu Paint Co. Ltd., Class A	23,389	124,413
	Skyworth Digital Co. Ltd., Class A	38,300	60,654
#Ω	Smoore International Holdings Ltd.	996,000	2,685,617
	Songcheng Performance Development Co. Ltd., Class A	41,100	48,741
	Sonoscape Medical Corp., Class A	3,400	15,109
	SooChow Securities Co. Ltd., Class A	145,050	192,347
	Southern Publishing & Media Co. Ltd., Class A	60,300	119,372
	Southwest Securities Co. Ltd., Class A	320,536	201,761
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	151,002
	Spring Airlines Co. Ltd., Class A	52,800	383,055
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	121,700	136,824
	StarPower Semiconductor Ltd., Class A	7,860	93,415

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	State Grid Information & Communication Co. Ltd., Class A	62,000	$152,650
	State Grid Yingda Co. Ltd., Class A	67,900	50,154
	STO Express Co. Ltd., Class A	117,700	249,124
	Sumec Corp. Ltd., Class A	97,700	142,396
	Sungrow Power Supply Co. Ltd., Class A	77,820	776,786
	Sunny Optical Technology Group Co. Ltd.	611,700	5,667,601
	Sunresin New Materials Co. Ltd., Class A	22,400	160,834
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	39,511
	Suntak Technology Co. Ltd., Class A	65,500	120,458
	Sunwoda Electronic Co. Ltd., Class A	77,500	231,140
	Suofeiya Home Collection Co. Ltd., Class A	30,900	58,601
	SUPCON Technology Co. Ltd., Class A	18,947	125,511
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	167,300	1,349,229
	Suzhou Maxwell Technologies Co. Ltd., Class A	9,561	93,961
	Suzhou TFC Optical Communication Co. Ltd., Class A	31,360	456,382
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	97,911
	Taiji Computer Corp. Ltd., Class A	29,200	100,448
*	Talkweb Information System Co. Ltd., Class A	26,200	117,846
	Tangshan Jidong Cement Co. Ltd., Class A	152,300	102,810
	TangShan Port Group Co. Ltd., Class A	531,500	299,103
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,600	203,847
		Shares	Value»
CHINA — (Continued)
	TBEA Co. Ltd., Class A	291,720	$547,422
	TCL Technology Group Corp., Class A	893,498	545,616
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	65,600	74,188
	Tencent Holdings Ltd.	3,424,500	239,756,770
	Tencent Music Entertainment Group, ADR	557,494	11,701,799
	Thunder Software Technology Co. Ltd., Class A	10,200	82,753
	Tian Di Science & Technology Co. Ltd., Class A	466,820	399,823
*	Tianfeng Securities Co. Ltd., Class A	301,300	221,882
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	86,561
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	136,125
	Tianjin Port Co. Ltd., Class A	173,804	111,483
*	Tianma Microelectronics Co. Ltd., Class A	79,055	101,344
	Tianneng Battery Group Co. Ltd., Class A	23,919	91,378
	Tianshan Aluminum Group Co. Ltd., Class A	396,700	501,527
*	TianShan Material Co. Ltd., Class A	100,900	74,103
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	153,864
	Tibet Huayu Mining Co. Ltd., Class A	25,700	69,445
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	101,667
	Tingyi Cayman Islands Holding Corp.	532,000	786,436
	TongFu Microelectronics Co. Ltd., Class A	130,600	508,785
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,100	149,944

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	$64,791
	Tongkun Group Co. Ltd., Class A	147,609	253,709
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	62,800	66,273
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	487,224
*	Tongwei Co. Ltd., Class A	209,300	593,316
	Topchoice Medical Corp., Class A	18,510	118,132
*	TPV Technology Co. Ltd., Class A	236,100	77,990
	Transfar Zhilian Co. Ltd., Class A	165,100	139,938
*	Trina Solar Co. Ltd., Class A	93,219	200,441
	Trip.com Group Ltd. (9961 HK)	99,700	6,189,619
	Trip.com Group Ltd. (TCOM US), ADR	293,024	18,152,837
*	TRS Information Technology Corp. Ltd., Class A	23,800	81,163
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	147,519
	Tsingtao Brewery Co. Ltd., Class H	592,000	3,760,946
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	204,222
	Unisplendour Corp. Ltd., Class A	112,760	385,603
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	243,114
*	Venustech Group, Inc., Class A	29,500	65,177
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	76,828
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	1,624,518
	Vipshop Holdings Ltd., ADR	54,569	823,446
*	Visionox Technology, Inc., Class A	49,700	64,885
	Walvax Biotechnology Co. Ltd., Class A	54,900	95,478
		Shares	Value»
CHINA — (Continued)
*	Wanda Film Holding Co. Ltd., Class A	94,900	$154,029
	Wangsu Science & Technology Co. Ltd., Class A	165,500	250,235
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,598,866
	Want Want China Holdings Ltd.	508,000	367,169
	Wanxiang Qianchao Co. Ltd., Class A	217,200	227,397
	Wasu Media Holding Co. Ltd., Class A	99,500	113,677
	Weichai Power Co. Ltd., Class H	2,380,800	5,046,977
	Weifu High-Technology Group Co. Ltd., Class A	48,000	128,453
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	184,068
	Wens Foodstuff Group Co. Ltd., Class A	238,780	573,657
	Western Mining Co. Ltd., Class A	148,200	343,314
	Western Region Gold Co. Ltd., Class A	27,500	72,837
	Western Securities Co. Ltd., Class A	238,600	277,262
	Western Superconducting Technologies Co. Ltd., Class A	29,292	221,649
	Wharf Holdings Ltd.	246,000	699,622
	Willfar Information Technology Co. Ltd., Class A	12,148	57,512
	Wingtech Technology Co. Ltd., Class A	32,548	166,891
	Winner Medical Co. Ltd., Class A	23,997	133,175
	Winning Health Technology Group Co. Ltd., Class A	125,560	189,028
	Wolong Electric Group Co. Ltd., Class A	151,440	479,029
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	268,440
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	114,886
*	Wuhan Guide Infrared Co. Ltd., Class A	44,693	72,871

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	$81,270
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	79,836
	Wuhu Token Science Co. Ltd., Class A	146,800	122,749
	Wuliangye Yibin Co. Ltd., Class A	204,106	3,433,085
	WUS Printed Circuit Kunshan Co. Ltd., Class A	151,200	1,174,910
#Ω	WuXi AppTec Co. Ltd., Class H	257,760	3,438,317
*Ω	Wuxi Biologics Cayman, Inc.	2,630,000	10,693,662
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	130,660
	Wuxi NCE Power Co. Ltd., Class A	16,400	72,659
	Wuxi Rural Commercial Bank Co. Ltd., Class A	110,000	91,995
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	97,541
	XCMG Construction Machinery Co. Ltd., Class A	491,903	572,844
	XGD, Inc., Class A	31,000	127,916
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	270,507
	Xiamen Bank Co. Ltd., Class A	148,900	141,754
	Xiamen C & D, Inc., Class A	147,200	207,433
	Xiamen Faratronic Co. Ltd., Class A	14,000	213,692
	Xiamen Intretech, Inc., Class A	40,100	100,367
	Xiamen ITG Group Corp. Ltd., Class A	159,530	139,527
	Xiamen Tungsten Co. Ltd., Class A	119,680	385,601
	Xiamen Xiangyu Co. Ltd., Class A	166,300	164,724
	Xi'an Bright Laser Technologies Co. Ltd., Class A	12,047	98,740
*	Xian International Medical Investment Co. Ltd., Class A	34,100	25,929
	Xi'An Shaangu Power Co. Ltd., Class A	97,000	118,597
		Shares	Value»
CHINA — (Continued)
	Xi'an Triangle Defense Co. Ltd., Class A	29,800	$110,322
*	Xiangcai Co. Ltd., Class A	122,300	184,643
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	122,425
	Xianhe Co. Ltd., Class A	30,100	88,951
*Ω	Xiaomi Corp., Class B	3,851,800	25,914,719
	Xinfengming Group Co. Ltd., Class A	138,600	237,306
	Xinhuanet Co. Ltd., Class A	24,570	65,047
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	156,671
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	100,501
	Xinyu Iron & Steel Co. Ltd., Class A	174,600	105,249
*	XPeng, Inc., Class A	813,200	7,400,116
	Xuji Electric Co. Ltd., Class A	72,200	227,513
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	32,800	243,007
	Yankershop Food Co. Ltd., Class A	11,500	108,659
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	4,255,319
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	25,033
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	35,100	82,309
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	125,178
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	412,018
	Yealink Network Technology Corp. Ltd., Class A	40,676	189,104
	YGSOFT, Inc., Class A	81,000	70,216
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	163,059
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	184,767

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yonfer Agricultural Technology Co. Ltd., Class A	80,000	$157,976
*	Yonghui Superstores Co. Ltd., Class A	325,000	212,119
	YongXing Special Materials Technology Co. Ltd., Class A	20,170	98,051
*	Yonyou Network Technology Co. Ltd., Class A	30,300	66,458
	Youngor Fashion Co. Ltd., Class A	231,604	236,333
	YTO Express Group Co. Ltd., Class A	218,962	447,716
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	24,400	33,761
	Yum China Holdings, Inc. (9987 HK)	121,100	5,622,674
	Yum China Holdings, Inc. (YUMC US)	240,624	11,232,328
	YUNDA Holding Group Co. Ltd., Class A	146,490	154,523
	Yunnan Aluminium Co. Ltd., Class A	357,300	769,641
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	347,700
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	205,936
	Yunnan Copper Co. Ltd., Class A	252,100	452,479
*	Yunnan Energy New Material Co. Ltd., Class A	23,562	96,622
	Yunnan Tin Co. Ltd., Class A	179,300	443,104
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	354,501
	Zangge Mining Co. Ltd., Class A	97,900	624,136
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	19,450	538,154
	Zhaojin Mining Industry Co. Ltd., Class H	239,500	594,733
	Zhefu Holding Group Co. Ltd., Class A	354,923	178,888
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	350,672
		Shares	Value»
CHINA — (Continued)
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	$961,005
	Zhejiang Chint Electrics Co. Ltd., Class A	93,421	294,763
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	94,346
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	71,100	45,907
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	122,245
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	207,732
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	129,552
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	194,274
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	62,400	98,770
	Zhejiang Hailiang Co. Ltd., Class A	96,700	147,005
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	38,842
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	67,600	106,944
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	83,938
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	288,822
	Zhejiang Huayou Cobalt Co. Ltd., Class A	49,411	302,460
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,700	136,490
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	76,500	295,722

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	$110,638
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	108,478
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	249,920
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	35,100	91,229
	Zhejiang Juhua Co. Ltd., Class A	158,900	589,481
*Ω	Zhejiang Leapmotor Technology Co. Ltd.	147,100	1,131,120
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	150,527
	Zhejiang Medicine Co. Ltd., Class A	43,900	97,076
	Zhejiang NHU Co. Ltd., Class A	254,788	792,427
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	157,600	132,315
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	248,407
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	81,649
	Zhejiang Semir Garment Co. Ltd., Class A	221,300	163,336
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	60,000	47,089
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	95,084
	Zhejiang Supor Co. Ltd., Class A	22,354	161,079
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	261,569
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	359,901
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	98,788
	Shares	Value»
CHINA — (Continued)
Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,434	$113,269
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,900	70,138
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	36,080	50,771
Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	227,651
Zheshang Securities Co. Ltd., Class A	86,163	135,827
Zhongji Innolight Co. Ltd., Class A	36,037	1,080,706
Zhongjin Gold Corp. Ltd., Class A	428,700	852,918
Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	129,783
Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	117,084
Zhongtai Securities Co. Ltd., Class A	207,400	192,109
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	136,618
Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	116,440
Zhuzhou Kibing Group Co. Ltd., Class A	215,101	185,778
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	210,100	146,966
Zijin Mining Group Co. Ltd., Class H	5,587,000	14,814,817
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	36,000	28,094
ZTE Corp., Class H	667,085	2,104,796
ZTO Express Cayman, Inc. (2057 HK)	208,650	4,067,551
ZTO Express Cayman, Inc. (ZTO US), ADR	244,606	4,816,292
TOTAL CHINA		1,485,904,833
COLOMBIA — (0.1%)
Grupo Argos SA	261,814	1,063,333
Grupo Cibest SA	120,346	1,566,953
Grupo Cibest SA, ADR	41,971	1,822,381

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA	61,757	$681,639
	Grupo Energia Bogota SA ESP	723,039	509,579
	Interconexion Electrica SA ESP	257,551	1,292,142
TOTAL COLOMBIA			6,936,027
CZECH REPUBLIC — (0.2%)
	CEZ AS	96,832	5,610,386
	Komercni Banka AS	56,670	2,699,509
Ω	Moneta Money Bank AS	34,287	238,488
TOTAL CZECH REPUBLIC			8,548,383
EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,486,289	2,841,052
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	234,157
TOTAL EGYPT			3,075,209
GREECE — (0.7%)
	Alpha Bank SA	1,758,982	6,584,096
	Athens International Airport SA	12,744	145,353
	Eurobank Ergasias Services & Holdings SA	1,469,576	5,393,874
*††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	110,178	1,996,797
	Helleniq Energy Holdings SA	6,600	57,942
	Jumbo SA	96,073	3,240,513
	Metlen Energy & Metals SA	77,525	4,264,756
	Motor Oil Hellas Corinth Refineries SA	53,622	1,536,133
	National Bank of Greece SA	365,664	5,100,482
	OPAP SA	107,743	2,413,092
	Piraeus Financial Holdings SA	535,170	4,115,153
	Public Power Corp. SA	126,057	2,044,580
	Titan SA (TITC GA)	35,639	1,469,209
TOTAL GREECE			38,361,980
		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	506,718	$4,402,630
	OTP Bank Nyrt	125,562	10,188,838
	Richter Gedeon Nyrt	86,202	2,585,031
TOTAL HUNGARY			17,176,499
INDIA — (18.1%)
	360 ONE WAM Ltd.	90,044	1,078,076
	3M India Ltd.	467	164,823
	ABB India Ltd.	24,064	1,507,937
	ACC Ltd.	68,617	1,397,693
*	Adani Energy Solutions Ltd.	154,675	1,414,551
	Adani Enterprises Ltd.	40,034	1,105,052
*	Adani Green Energy Ltd.	68,205	762,387
	Adani Ports & Special Economic Zone Ltd.	370,000	5,774,701
*	Adani Power Ltd.	634,366	4,222,045
	Adani Total Gas Ltd.	63,181	432,731
*	Aditya Birla Capital Ltd.	775,396	2,257,870
*	Aditya Birla Fashion & Retail Ltd.	177,988	147,481
*	Aditya Birla Lifestyle Brands Ltd.	177,988	289,539
	AIA Engineering Ltd.	8,131	290,474
	Ajanta Pharma Ltd.	13,007	405,619
	Alkem Laboratories Ltd.	31,232	1,788,155
	Ambuja Cements Ltd.	409,686	2,745,844
	Apar Industries Ltd.	190	19,115
	APL Apollo Tubes Ltd.	110,873	2,016,164
	Apollo Hospitals Enterprise Ltd.	74,506	6,359,692
	Ashok Leyland Ltd.	4,027,856	5,544,474
	Asian Paints Ltd.	173,715	4,731,569
	Astral Ltd.	93,248	1,483,877
Ω	AU Small Finance Bank Ltd.	268,464	2,263,454
*	Aurobindo Pharma Ltd.	290,697	3,751,896
*Ω	Avenue Supermarts Ltd.	38,565	1,865,985
*	AWL Agri Business Ltd.	17,463	51,964
	Axis Bank Ltd. (AXSB IN)	1,489,117	18,083,950
	Bajaj Auto Ltd.	46,893	4,266,816
	Bajaj Finance Ltd.	1,665,720	16,646,769
	Bajaj Finserv Ltd.	240,357	5,329,432
	Bajaj Holdings & Investment Ltd.	33,808	5,404,651
	Balkrishna Industries Ltd.	94,739	2,883,842
	Bank of Baroda	904,824	2,443,572
	Bank of India	486,204	614,563

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bank of Maharashtra	130,420	$82,920
	Berger Paints India Ltd.	203,984	1,304,028
	Bharat Dynamics Ltd.	16,747	307,449
	Bharat Electronics Ltd.	1,821,863	7,912,650
	Bharat Forge Ltd.	265,883	3,517,096
	Bharat Heavy Electricals Ltd.	802,001	2,171,066
	Bharat Petroleum Corp. Ltd.	998,744	3,707,874
	Bharti Airtel Ltd.	1,624,238	35,315,775
	Biocon Ltd.	232,996	1,034,243
	Blue Star Ltd.	57,951	1,142,786
	Bosch Ltd.	4,313	1,979,373
	Britannia Industries Ltd.	76,394	5,021,129
	BSE Ltd.	86,265	2,375,028
	Canara Bank	1,973,841	2,397,639
	Central Depository Services India Ltd.	54,258	910,345
	CG Power & Industrial Solutions Ltd.	557,210	4,194,492
	Cholamandalam Financial Holdings Ltd.	32,404	691,888
	Cholamandalam Investment & Finance Co. Ltd.	429,365	7,001,772
	Cipla Ltd.	483,014	8,515,861
	Coal India Ltd.	747,144	3,191,725
Ω	Cochin Shipyard Ltd.	35,472	711,082
	Coforge Ltd.	218,410	4,326,029
*	Cohance Lifesciences Ltd.	3,729	42,184
	Colgate-Palmolive India Ltd.	125,830	3,211,657
	Container Corp. of India Ltd.	242,032	1,588,236
	Coromandel International Ltd.	72,063	2,186,061
	CRISIL Ltd.	4,348	262,576
	Cummins India Ltd.	96,851	3,918,342
	Dabur India Ltd.	335,935	2,024,809
	Dalmia Bharat Ltd.	50,419	1,275,759
	Divi's Laboratories Ltd.	70,874	5,305,350
	Dixon Technologies India Ltd.	29,478	5,625,832
	DLF Ltd.	440,685	3,922,553
#	Dr. Reddy's Laboratories Ltd., ADR	511,886	7,279,019
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	122,796	1,767,200
	Eicher Motors Ltd.	110,738	6,884,115
		Shares	Value»
INDIA — (Continued)
Ω	Endurance Technologies Ltd.	4,549	$131,766
	Escorts Kubota Ltd.	15,702	603,108
*	Eternal Ltd.	1,357,119	4,752,655
	Federal Bank Ltd.	1,577,773	3,647,662
	Fortis Healthcare Ltd.	257,255	2,506,837
*	FSN E-Commerce Ventures Ltd.	676,343	1,611,249
	GAIL India Ltd. (GAID LI), GDR	58,674	703,775
	GAIL India Ltd. (GAIL IN)	2,001,507	4,029,134
	GE Vernova T&D India Ltd.	62,678	1,942,332
	GlaxoSmithKline Pharmaceuticals Ltd.	27,589	982,510
	Glenmark Pharmaceuticals Ltd.	81,960	1,970,985
*	Global Health Ltd.	5,430	80,961
*	GMR Airports Ltd.	2,072,479	2,113,957
	Godfrey Phillips India Ltd.	1,760	182,706
	Godrej Consumer Products Ltd.	269,465	3,860,933
*	Godrej Industries Ltd.	12,285	158,089
*	Godrej Properties Ltd.	93,187	2,221,093
	Grasim Industries Ltd.	217,483	6,828,550
	Gujarat Fluorochemicals Ltd.	15,556	632,188
	Havells India Ltd.	161,501	2,755,268
	HCL Technologies Ltd.	742,549	12,355,600
Ω	HDFC Asset Management Co. Ltd.	82,181	5,264,723
	HDFC Bank Ltd.	2,045,015	46,924,963
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,816,325
	Hero MotoCorp Ltd. (HMCL IN)	149,917	7,247,386
	Hindalco Industries Ltd.	1,268,841	9,832,228
	Hindustan Aeronautics Ltd.	147,012	7,564,123
	Hindustan Petroleum Corp. Ltd.	821,956	3,891,792
	Hindustan Unilever Ltd.	302,576	8,699,512
	Hitachi Energy India Ltd.	7,055	1,611,284
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	21,904,612
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	42,814,908

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	ICICI Lombard General Insurance Co. Ltd.	136,534	$2,996,298
Ω	ICICI Prudential Life Insurance Co. Ltd.	175,389	1,230,462
*	IDFC First Bank Ltd.	3,209,774	2,508,193
	Indian Bank	219,416	1,552,049
	Indian Hotels Co. Ltd.	571,497	4,810,792
	Indian Oil Corp. Ltd.	1,618,370	2,668,095
	Indian Railway Catering & Tourism Corp. Ltd.	255,728	2,110,336
Ω	Indian Railway Finance Corp. Ltd.	1,087,134	1,578,237
	Indraprastha Gas Ltd.	40,564	94,507
*	Indus Towers Ltd.	1,248,007	5,124,167
	IndusInd Bank Ltd.	281,390	2,550,062
	Info Edge India Ltd.	303,145	4,786,286
	Infosys Ltd. (INFO IN)	2,148,691	36,540,255
	Infosys Ltd. (INFY US), Sponsored ADR	331,357	5,540,289
*Ω	InterGlobe Aviation Ltd.	123,469	8,264,780
	Ipca Laboratories Ltd.	61,756	1,036,314
*	ITC Hotels Ltd.	196,018	514,151
	ITC Ltd.	2,061,428	9,661,601
	Jindal Stainless Ltd.	394,916	3,108,027
	Jindal Steel & Power Ltd.	483,690	5,302,788
*	Jio Financial Services Ltd.	1,855,815	6,934,598
	JK Cement Ltd.	20,476	1,550,669
	JSW Energy Ltd.	435,675	2,562,680
	JSW Steel Ltd.	591,609	7,121,789
	Jubilant Foodworks Ltd.	297,986	2,203,332
	Kalyan Jewellers India Ltd.	252,131	1,694,445
*	Kaynes Technology India Ltd.	4,681	329,452
	KEI Industries Ltd.	575	25,085
	Kotak Mahindra Bank Ltd.	406,861	9,173,192
	KPIT Technologies Ltd.	110,585	1,533,210
	KPR Mill Ltd.	14,069	182,170
	L&T Finance Ltd.	409,101	938,377
Ω	L&T Technology Services Ltd.	23,205	1,132,368
	Larsen & Toubro Ltd.	334,543	13,804,806
Ω	Laurus Labs Ltd.	104,963	1,043,237
	LIC Housing Finance Ltd.	46,675	310,781
	Linde India Ltd.	6,992	520,832
	Lloyds Metals & Energy Ltd.	36,038	616,540
Ω	Lodha Developers Ltd.	76,419	1,073,198
Ω	LTIMindtree Ltd.	58,760	3,399,017
	Lupin Ltd.	233,272	5,087,829
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	486,678	$1,420,896
	Mahindra & Mahindra Ltd.	844,009	30,692,295
*	Mankind Pharma Ltd.	49,763	1,447,629
	Marico Ltd.	528,814	4,273,199
	Maruti Suzuki India Ltd.	61,939	8,823,157
*	Max Financial Services Ltd.	134,768	2,294,160
	Max Healthcare Institute Ltd.	473,248	6,735,797
	Mazagon Dock Shipbuilders Ltd.	26,225	822,818
	Motherson Sumi Wiring India Ltd.	614,101	260,397
	Motilal Oswal Financial Services Ltd.	111,034	1,149,488
	Mphasis Ltd.	110,972	3,508,529
	MRF Ltd.	2,197	3,700,546
	Multi Commodity Exchange of India Ltd.	6,275	545,539
	Muthoot Finance Ltd.	229,466	6,839,952
	Narayana Hrudayalaya Ltd.	32,617	714,362
	National Aluminium Co. Ltd.	66,761	139,993
	Nestle India Ltd.	192,303	4,919,224
	NHPC Ltd.	2,123,808	2,001,144
Ω	Nippon Life India Asset Management Ltd.	62,848	579,013
	NLC India Ltd.	104,302	286,301
	NMDC Ltd.	4,246,697	3,408,927
*	NMDC Steel Ltd.	1,251,805	521,621
	NTPC Ltd.	2,211,859	8,380,896
	Oberoi Realty Ltd.	101,713	1,879,251
	Oil & Natural Gas Corp. Ltd.	1,431,491	3,909,870
	Oil India Ltd.	286,923	1,429,366
	One 97 Communications Ltd.	181,531	2,246,719
	Oracle Financial Services Software Ltd.	28,884	2,766,036
	Page Industries Ltd.	5,755	3,199,353
	Patanjali Foods Ltd.	43,722	925,842
*	PB Fintech Ltd.	128,780	2,636,715
	Persistent Systems Ltd.	92,930	5,424,078
	Petronet LNG Ltd.	1,254,493	4,107,798
	Phoenix Mills Ltd.	133,208	2,249,524
	PI Industries Ltd.	60,001	2,896,416
	Pidilite Industries Ltd.	85,033	2,775,892
	Piramal Pharma Ltd.	240,429	537,001

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Polycab India Ltd.	40,262	$3,120,727
	Power Finance Corp. Ltd.	1,781,182	8,299,222
	Power Grid Corp. of India Ltd.	2,263,465	7,488,917
	Prestige Estates Projects Ltd.	109,654	2,024,099
	Procter & Gamble Hygiene & Health Care Ltd.	10,034	1,572,806
	Punjab National Bank	1,807,490	2,155,490
	Radico Khaitan Ltd.	14,812	460,429
	Rail Vikas Nigam Ltd.	203,905	803,677
	REC Ltd.	1,869,157	8,376,034
	Reliance Industries Ltd. (RIL IN)	2,605,360	41,139,188
	Samvardhana Motherson International Ltd.	5,061,625	5,571,044
	SBI Cards & Payment Services Ltd.	167,141	1,537,749
Ω	SBI Life Insurance Co. Ltd.	293,246	6,132,509
	Schaeffler India Ltd.	29,857	1,398,968
	Shree Cement Ltd.	5,977	2,084,997
	Shriram Finance Ltd.	1,643,538	11,788,899
*	Siemens Energy India Ltd.	25,747	946,715
	Siemens Ltd.	25,747	886,970
	SJVN Ltd.	274,012	288,602
	Solar Industries India Ltd.	25,227	4,037,924
	SRF Ltd.	135,219	4,670,842
	State Bank of India (SBID LI), GDR	128	11,717
	State Bank of India (SBIN IN)	1,072,406	9,709,761
	State Bank of India (SBKFF US), GDR	1,669	153,047
	Steel Authority of India Ltd.	950,894	1,340,502
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	343,192	6,638,642
	Sundaram Finance Ltd.	49,196	2,599,937
	Supreme Industries Ltd.	44,232	2,164,290
*	Suzlon Energy Ltd.	6,599,930	4,594,981
	Tata Communications Ltd.	106,077	2,065,359
	Tata Consultancy Services Ltd.	511,730	17,626,826
	Tata Consumer Products Ltd.	281,776	3,439,514
	Tata Elxsi Ltd.	31,019	2,145,757
	Tata Motors Ltd.	1,305,010	9,871,537
		Shares	Value»
INDIA — (Continued)
	Tata Power Co. Ltd.	1,037,437	$4,681,990
	Tata Steel Ltd.	6,287,988	11,246,403
	Tech Mahindra Ltd.	427,815	7,098,930
	Thermax Ltd.	8,677	388,938
	Titan Co. Ltd.	188,444	7,157,743
	Torrent Pharmaceuticals Ltd.	118,651	5,068,129
	Torrent Power Ltd.	126,037	1,870,163
	Trent Ltd.	113,086	6,458,171
	Tube Investments of India Ltd.	84,606	2,727,877
	TVS Motor Co. Ltd.	217,577	6,947,938
	UltraTech Cement Ltd.	64,130	8,929,794
	Union Bank of India Ltd.	1,395,817	2,075,161
	United Breweries Ltd.	45,973	1,018,623
	United Spirits Ltd.	226,258	3,446,170
	UNO Minda Ltd.	126,123	1,492,483
*	UPL Ltd.	556,261	4,312,463
	Varun Beverages Ltd.	829,375	4,914,148
	Vedanta Ltd.	1,426,185	6,871,379
*	Vodafone Idea Ltd.	4,834,876	379,598
	Voltas Ltd.	113,064	1,696,871
	Wipro Ltd.	1,791,469	5,038,310
*	Yes Bank Ltd.	11,783,222	2,532,729
	Zydus Lifesciences Ltd.	252,848	2,767,892
TOTAL INDIA			1,035,230,541
INDONESIA — (1.2%)
	Alamtri Minerals Indonesia Tbk. PT	592,000	39,850
	Alamtri Resources Indonesia Tbk. PT	17,748,500	1,989,559
*	Amman Mineral Internasional PT	1,904,600	970,807
	Aneka Tambang Tbk. PT	6,361,500	1,100,763
	Astra International Tbk. PT	12,751,010	3,941,598
	Bank Central Asia Tbk. PT	27,517,100	13,791,445
	Bank Mandiri Persero Tbk. PT	25,184,468	6,855,987
	Bank Negara Indonesia Persero Tbk. PT	11,716,444	2,841,339
	Bank Rakyat Indonesia Persero Tbk. PT	33,006,276	7,391,111
	Bank Syariah Indonesia Tbk. PT	9,463,223	1,562,240
	Barito Pacific Tbk. PT	14,679,428	2,335,887
	Barito Renewables Energy Tbk. PT	2,582,600	1,225,149
*	Bumi Resources Minerals Tbk. PT	32,058,300	834,747

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Tbk. PT	32,060,800	$215,796
*	Capital Financial Indonesia Tbk. PT	3,957,100	248,885
	Chandra Asri Pacific Tbk. PT	1,706,700	959,530
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,658,933
	Cisarua Mountain Dairy Tbk. PT	104,600	31,718
	Dayamitra Telekomunikasi PT	7,063,400	249,004
*	Dian Swastatika Sentosa Tbk. PT	614,200	2,416,967
	Indofood CBP Sukses Makmur Tbk. PT	1,475,200	876,311
	Indofood Sukses Makmur Tbk. PT	4,019,500	2,075,491
	Indosat Tbk. PT	5,074,800	677,239
	Kalbe Farma Tbk. PT	13,178,900	1,139,847
	Mayora Indah Tbk. PT	4,093,825	553,813
*	Merdeka Battery Materials Tbk. PT	332,200	9,633
*	Merdeka Copper Gold Tbk. PT	1,901,795	271,578
	Mitra Keluarga Karyasehat Tbk. PT	235,200	33,979
	Pantai Indah Kapuk Dua Tbk. PT	441,900	441,425
	Perusahaan Gas Negara Tbk. PT	7,349,300	726,551
	Petrindo Jaya Kreasi Tbk. PT	15,216,000	1,413,104
	Sarana Menara Nusantara Tbk. PT	886,000	32,794
	Sinar Mas Agro Resources & Technology Tbk. PT	135,800	34,619
	Sumber Alfaria Trijaya Tbk. PT	13,178,700	1,852,288
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	6,496,310
	Tower Bersama Infrastructure Tbk. PT	1,608,800	191,165
	Trimegah Bangun Persada Tbk. PT	2,779,900	120,675
	Unilever Indonesia Tbk. PT	5,668,900	588,115
	United Tractors Tbk. PT	1,725,996	2,529,134
	Vale Indonesia Tbk. PT	481,500	100,685
TOTAL INDONESIA			70,826,071
		Shares	Value»
KUWAIT — (0.7%)
	Agility Public Warehousing Co. KSC	1,028,838	$479,657
	Al Ahli Bank of Kuwait KSCP	591,546	580,836
	Boubyan Bank KSCP	380,623	876,436
	Boursa Kuwait Securities Co. KPSC	2,716	30,879
	Burgan Bank SAK	657,747	536,270
	Gulf Bank KSCP	2,650,193	2,927,661
	Kuwait Finance House KSCP	4,764,505	12,546,016
	Kuwait Telecommunications Co.	65,713	123,407
	Mabanee Co. KPSC	700,050	2,027,067
	Mobile Telecommunications Co. KSCP	1,895,092	3,289,908
	National Bank of Kuwait SAKP	3,964,089	13,568,190
	National Industries Group Holding SAK	1,626,920	1,309,901
TOTAL KUWAIT			38,296,228
MALAYSIA — (1.4%)
#*	AFFIN Bank Bhd.	170,572	94,980
	Alliance Bank Malaysia Bhd.	884,070	929,063
	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,545,322
#	Axiata Group Bhd.	3,000,432	1,894,839
	Batu Kawan Bhd.	124,700	550,281
#	Bursa Malaysia Bhd.	270,300	476,761
	CelcomDigi Bhd.	1,985,320	1,785,421
*	Chin Hin Group Bhd.	88,100	47,214
	CIMB Group Holdings Bhd.	5,197,270	7,944,632
#	Dialog Group Bhd.	2,057,818	841,771
	Fraser & Neave Holdings Bhd.	115,900	777,088
	Frontken Corp. Bhd.	220,300	208,549
#	Gamuda Bhd.	3,743,941	4,518,921
#	Genting Bhd.	1,872,800	1,370,317
#	Genting Malaysia Bhd.	2,524,700	1,154,928
	HAP Seng Consolidated Bhd.	458,400	274,670
	Hartalega Holdings Bhd.	314,900	107,523
	Heineken Malaysia Bhd.	135,900	761,162
#	Hong Leong Bank Bhd.	239,466	1,064,566
#	Hong Leong Financial Group Bhd.	233,683	883,004
#	IHH Healthcare Bhd.	885,900	1,380,765

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IJM Corp. Bhd.	2,122,200	$1,413,436
	Inari Amertron Bhd.	1,175,400	576,084
#	IOI Corp. Bhd.	1,322,505	1,167,854
#	IOI Properties Group Bhd.	1,450,429	718,544
#	KPJ Healthcare Bhd.	1,107,200	671,054
#	Kuala Lumpur Kepong Bhd.	346,302	1,587,425
#	Malayan Banking Bhd.	2,464,719	5,420,951
	Malayan Cement Bhd.	57,200	75,030
#	Maxis Bhd.	1,333,300	1,072,774
	MISC Bhd.	598,498	1,045,234
#Ω	Mr. DIY Group M Bhd.	2,400,250	925,319
#	Nestle Malaysia Bhd.	48,300	996,140
#	Petronas Chemicals Group Bhd.	955,800	864,990
#	Petronas Dagangan Bhd.	194,500	982,412
#	Petronas Gas Bhd.	360,800	1,519,674
#	PPB Group Bhd.	460,880	1,017,450
#	Press Metal Aluminium Holdings Bhd.	1,958,700	2,446,230
#	Public Bank Bhd.	8,022,870	7,901,472
#	QL Resources Bhd.	1,443,877	1,437,017
#	RHB Bank Bhd.	1,801,980	2,587,086
#	SD Guthrie Bhd.	1,387,121	1,549,519
	Sime Darby Bhd.	3,077,561	1,173,186
#	Sime Darby Property Bhd.	1,867,700	647,282
	Sunway Bhd.	1,605,582	1,774,351
#	Telekom Malaysia Bhd.	803,529	1,268,587
	Tenaga Nasional Bhd.	1,305,750	3,977,246
#	TIME dotCom Bhd.	897,000	1,090,670
*	Top Glove Corp. Bhd.	1,015,000	162,505
#	United Plantations Bhd.	241,550	1,225,543
	Westports Holdings Bhd.	590,000	773,258
	Yinson Holdings Bhd.	24,000	13,141
#	YTL Corp. Bhd.	3,219,212	1,863,552
#	YTL Power International Bhd.	1,837,199	1,750,908
	Zetrix Ai Bhd.	5,031,687	1,032,004
TOTAL MALAYSIA			82,339,705
MEXICO — (1.8%)
	America Movil SAB de CV (2228390D US), ADR	7,345	132,724
	America Movil SAB de CV (AMXB MM)	12,430,805	11,241,428
	Arca Continental SAB de CV	277,517	2,893,297
	Cemex SAB de CV (CEMEXCPO MM)	8,777,333	7,658,357
		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	$576,158
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	350,653	2,914,518
*	Controladora AXTEL SAB de CV	3,493,876	134,088
	El Puerto de Liverpool SAB de CV, Class C1	163,857	799,785
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	607,316	5,490,471
	Gruma SAB de CV, Class B	183,969	3,169,065
	Grupo Aeroportuario del Centro Norte SAB de CV	154,548	2,056,271
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	5,001,874
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,494,600
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,861	3,597,560
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	90,661
#	Grupo Bimbo SAB de CV	764,083	2,218,332
#	Grupo Carso SAB de CV	479,144	3,405,948
#	Grupo Comercial Chedraui SA de CV	252,498	2,043,139
	Grupo Financiero Banorte SAB de CV, Class O	1,612,674	14,362,330
#	Grupo Financiero Inbursa SAB de CV, Class O	1,424,341	3,667,876
	Grupo Mexico SAB de CV	1,986,537	12,393,085
*	Industrias Penoles SAB de CV	182,421	4,790,908
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	2,900,127
*	Organizacion Soriana SAB de CV, Class B	194,950	268,579

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	104,586	$1,236,238
#	Qualitas Controladora SAB de CV	27,919	252,995
*	Vista Energy SAB de CV (VIST US), ADR	2,414	107,906
	Wal-Mart de Mexico SAB de CV	2,098,615	6,185,157
TOTAL MEXICO			102,083,477
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,173	95,592
	Cia de Minas Buenaventura SAA, ADR	35,679	606,900
	Credicorp Ltd.	31,265	7,409,805
TOTAL PERU			8,112,297
PHILIPPINES — (0.5%)
	Aboitiz Equity Ventures, Inc.	1,139,220	619,014
	Aboitiz Power Corp.	1,003,100	741,836
	Ayala Corp.	156,092	1,576,990
	Ayala Land, Inc.	3,416,618	1,459,769
	Bank of the Philippine Islands	1,325,092	2,684,073
	BDO Unibank, Inc.	1,877,628	4,583,524
	China Banking Corp.	301,710	338,922
	Converge Information & Communications Technology Solutions, Inc.	225,000	68,852
	DigiPlus Interactive Corp.	131,500	56,685
	DMCI Holdings, Inc.	1,834,700	322,349
	Emperador, Inc.	1,167,000	323,801
	Globe Telecom, Inc.	29,502	843,485
	GT Capital Holdings, Inc.	4,210	43,207
	International Container Terminal Services, Inc.	556,400	4,272,269
	JG Summit Holdings, Inc.	306,100	109,997
	Jollibee Foods Corp.	329,910	1,225,431
	Manila Electric Co.	121,000	1,113,601
	Metropolitan Bank & Trust Co.	2,249,788	2,856,881
	PLDT, Inc. (TEL PM)	64,180	1,449,459
	San Miguel Corp.	891,040	1,097,831
	SM Investments Corp.	85,743	1,198,423
		Shares	Value»
PHILIPPINES — (Continued)
	SM Prime Holdings, Inc.	3,821,610	$1,517,055
	Universal Robina Corp.	579,760	878,092
TOTAL PHILIPPINES			29,381,546
POLAND — (1.2%)
	Alior Bank SA	90,849	2,447,730
*Ω	Allegro.eu SA	168,079	1,648,755
	Asseco Poland SA	38,891	2,098,177
	Bank Handlowy w Warszawie SA	29,953	873,397
*	Bank Millennium SA	444,766	1,729,792
	Bank Polska Kasa Opieki SA	133,639	7,257,046
#	Budimex SA	11,804	1,766,540
*	CCC SA	37,178	1,910,238
#	CD Projekt SA	41,972	2,803,302
*	Cyfrowy Polsat SA	5,854	23,500
*Ω	Dino Polska SA	274,720	3,623,046
#	ING Bank Slaski SA	26,505	2,349,210
*	KGHM Polska Miedz SA	100,333	3,392,183
	LPP SA	744	3,304,372
*	mBank SA	10,637	2,515,260
	Orange Polska SA	491,173	1,145,476
	ORLEN SA	324,142	7,218,152
#	Pepco Group NV	58,217	360,714
*	PGE Polska Grupa Energetyczna SA	713,481	2,297,230
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	7,537,257
	Powszechny Zaklad Ubezpieczen SA	376,512	6,310,709
	Santander Bank Polska SA	19,627	2,861,899
*	Tauron Polska Energia SA	268,402	595,391
TOTAL POLAND			66,069,376
QATAR — (0.8%)
	Al Rayan Bank	3,472,385	2,268,374
	Barwa Real Estate Co.	591,044	455,399
	Commercial Bank PSQC	2,898,787	3,893,272
	Dukhan Bank	578,544	580,483
*	Estithmar Holding QPSC	179,868	175,269
	Industries Qatar QSC	240,468	877,236
	Mesaieed Petrochemical Holding Co.	4,218,599	1,568,271
	Ooredoo QPSC	1,080,544	3,993,238
	Qatar Electricity & Water Co. QSC	350,786	1,552,039

The Emerging Markets Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	401,397	$1,675,544
	Qatar Gas Transport Co. Ltd.	2,385,438	3,145,036
	Qatar International Islamic Bank QSC	742,448	2,268,002
	Qatar Islamic Bank QPSC	575,441	3,876,858
	Qatar National Bank QPSC	3,503,710	18,025,281
	Qatar Navigation QSC	517,616	1,540,800
TOTAL QATAR			45,895,102
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0
*††	Severstal PAO (SVST LI), GDR	67,765	0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0
SAUDI ARABIA — (3.2%)
*	ACWA Power Co.	73,421	4,299,454
	Ades Holding Co.	101,102	339,133
	Al Rajhi Bank	1,032,597	26,035,971
*	Al Rajhi Co. for Co-operative Insurance	18,845	595,921
	Aldrees Petroleum & Transport Services Co.	27,652	878,323
	Alinma Bank	939,614	6,461,268
	Almarai Co. JSC	436,334	5,564,868
	Arab National Bank	729,305	4,218,914
	Arabian Internet & Communications Services Co.	21,572	1,370,480
		Shares	Value»
SAUDI ARABIA — (Continued)
	Astra Industrial Group Co.	20,195	$752,860
	Bank AlBilad	554,211	3,837,252
*	Bank Al-Jazira	622,708	2,080,005
	Banque Saudi Fransi	818,105	3,737,696
	Bupa Arabia for Cooperative Insurance Co.	64,263	2,886,658
	Co. for Cooperative Insurance	58,079	2,077,197
	Dallah Healthcare Co.	15,758	570,769
*	Dar Al Arkan Real Estate Development Co.	622,466	3,166,384
	Dr. Sulaiman Al Habib Medical Services Group Co.	72,039	5,031,633
	Elm Co.	14,969	3,626,633
	Etihad Etisalat Co.	520,555	8,487,471
	Jamjoom Pharmaceuticals Factory Co.	869	37,526
	Jarir Marketing Co.	521,114	1,783,695
	Mouwasat Medical Services Co.	95,550	1,931,901
	Nahdi Medical Co.	34,141	1,126,307
*	Rabigh Refining & Petrochemical Co.	117,529	222,532
	Riyad Bank	1,152,852	8,650,429
	Riyadh Cables Group Co.	24,334	848,806
	SABIC Agri-Nutrients Co.	181,694	5,763,250
	Sahara International Petrochemical Co.	409,247	1,950,533
	SAL Saudi Logistics Services	16,251	745,038
*	Saudi Arabian Mining Co.	480,725	6,646,285
Ω	Saudi Arabian Oil Co.	2,732,982	17,684,170
	Saudi Aramco Base Oil Co.	42,103	1,168,306
	Saudi Awwal Bank	679,741	5,859,310
	Saudi Basic Industries Corp.	343,682	5,005,291
	Saudi Electricity Co.	627,932	2,469,161
	Saudi Industrial Investment Group	197,571	945,383
	Saudi Investment Bank	549,691	2,106,272
	Saudi National Bank	1,208,763	12,062,358
*	Saudi Research & Media Group	33,509	1,640,606
	Saudi Tadawul Group Holding Co.	22,039	961,031
	Saudi Telecom Co.	1,529,043	17,115,624
*	Savola Group	46,914	309,354

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Yanbu National Petrochemical Co.	173,634	$1,410,557
TOTAL SAUDI ARABIA			184,462,615
SOUTH AFRICA — (2.9%)
	Absa Group Ltd.	674,651	6,659,361
	Anglogold Ashanti PLC (AU US)	196,649	9,095,016
	Aspen Pharmacare Holdings Ltd.	50,099	321,548
	Bid Corp. Ltd.	214,808	5,399,770
	Bidvest Group Ltd.	355,274	4,621,685
	Capitec Bank Holdings Ltd.	33,167	6,429,369
	Clicks Group Ltd.	261,563	5,478,566
	Discovery Ltd.	552,707	6,554,162
	Exxaro Resources Ltd.	100,156	873,862
	FirstRand Ltd.	2,638,155	11,203,078
#	Gold Fields Ltd. (GFI US), Sponsored ADR	570,762	13,903,762
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	4,765,310
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	234,867	3,161,310
*	Impala Platinum Holdings Ltd.	719,318	6,798,576
	Investec Ltd.	198,203	1,455,424
	Kumba Iron Ore Ltd.	42,784	705,627
	Mr. Price Group Ltd.	193,258	2,236,320
	MTN Group Ltd.	1,300,541	10,931,078
*	MultiChoice Group	45,892	302,564
	Naspers Ltd., Class N	48,561	14,989,911
	Nedbank Group Ltd.	421,077	5,746,200
	NEPI Rockcastle NV	512,113	3,914,792
	Northam Platinum Holdings Ltd.	154,680	1,776,777
	Old Mutual Ltd. (OMU SJ)	2,046,556	1,435,323
	OUTsurance Group Ltd.	716,570	3,036,262
Ω	Pepkor Holdings Ltd.	2,534,020	3,805,480
	Sanlam Ltd.	1,296,173	6,238,018
#*	Sasol Ltd. (SSL US), Sponsored ADR	82,188	420,803
	Shoprite Holdings Ltd.	353,663	5,141,409
*	Sibanye Stillwater Ltd. (SBSW US), ADR	128,298	1,072,571
	Standard Bank Group Ltd.	976,777	12,568,652
	Tiger Brands Ltd.	10,967	182,970
	Valterra Platinum Ltd.	71,511	3,211,553
	Vodacom Group Ltd.	426,700	3,248,548
	Woolworths Holdings Ltd.	23,464	64,286
TOTAL SOUTH AFRICA			167,749,943
		Shares	Value»
SOUTH KOREA — (12.2%)
#*	ABLBio, Inc.	5,576	$290,649
*	Alteogen, Inc.	12,411	4,003,754
	Amorepacific Corp.	13,976	1,346,769
	Amorepacific Holdings Corp.	4,342	96,507
	BGF retail Co. Ltd.	2,183	176,830
	BNK Financial Group, Inc.	280,250	2,935,049
	Celltrion, Inc.	43,069	5,521,574
	Cheil Worldwide, Inc.	45,078	643,986
#	CJ CheilJedang Corp.	9,559	1,721,245
#	CJ Corp.	21,100	2,345,503
	CJ Logistics Corp.	738	47,072
#	Classys, Inc.	17,370	718,697
	Cosmax, Inc.	5,922	1,066,405
#	Coway Co. Ltd.	62,794	4,897,659
	DB HiTek Co. Ltd.	1,795	58,545
	DB Insurance Co. Ltd.	61,996	5,698,330
#	Dongsuh Cos., Inc.	20,637	440,334
#	Doosan Bobcat, Inc.	62,204	2,465,961
	Doosan Co. Ltd.	7,182	3,068,917
*	Doosan Enerbility Co. Ltd.	311,807	14,607,718
#*	Ecopro BM Co. Ltd.	16,300	1,289,457
#	Ecopro Co. Ltd.	53,107	1,867,181
	E-MART, Inc.	15,473	992,133
#	F&F Co. Ltd.	10,965	549,487
#	GS Holdings Corp. (078930 KS)	55,047	1,947,757
*	GS P&L Co. Ltd.	6,432	177,705
	Hana Financial Group, Inc.	312,933	19,132,438
#	Hanjin Kal Corp.	15,924	1,245,740
	Hankook Tire & Technology Co. Ltd.	87,516	2,791,515
#	Hanmi Pharm Co. Ltd.	5,922	1,185,272
	Hanmi Science Co. Ltd.	1,338	48,599
#	Hanmi Semiconductor Co. Ltd.	31,164	2,021,320
	Hanwha Aerospace Co. Ltd.	19,693	14,050,013
	Hanwha Corp.	13,652	975,039
*	Hanwha Engine	16,299	404,781
*	Hanwha Life Insurance Co. Ltd.	278,753	695,878
*	Hanwha Ocean Co. Ltd.	25,539	2,053,032
#	Hanwha Solutions Corp.	92,221	2,018,912
#	Hanwha Systems Co. Ltd.	48,082	2,045,911
#*	Hanwha Vision Co. Ltd.	23,871	1,049,149
#	HD Hyundai Co. Ltd.	57,776	5,911,844
	HD Hyundai Electric Co. Ltd.	17,979	6,398,045

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Heavy Industries Co. Ltd.	7,484	$2,626,580
	HD Hyundai Infracore Co. Ltd.	68,158	752,249
	HD Hyundai Mipo	14,867	2,262,381
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,669	8,138,369
#	HL Mando Co. Ltd.	6,273	155,925
#*	HLB Life Science Co. Ltd.	3,810	12,928
*	HLB, Inc.	40,235	1,387,557
#	HMM Co. Ltd.	214,357	3,603,933
*	Hugel, Inc.	5,376	1,297,652
	HYBE Co. Ltd.	5,813	1,080,414
#	Hyosung Heavy Industries Corp.	2,938	2,561,115
	Hyundai Autoever Corp.	6,387	703,597
	Hyundai Elevator Co. Ltd.	15,545	948,805
	Hyundai Engineering & Construction Co. Ltd.	68,357	3,308,189
	Hyundai Glovis Co. Ltd.	51,970	5,489,752
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,904	54,811
	Hyundai Mobis Co. Ltd.	35,390	7,467,984
	Hyundai Motor Co.	81,301	12,368,100
#	Hyundai Rotem Co. Ltd.	66,286	9,582,184
#	Hyundai Steel Co.	77,199	1,964,851
	Industrial Bank of Korea	337,145	4,703,662
#	IsuPetasys Co. Ltd.	38,208	1,761,270
	JB Financial Group Co. Ltd.	154,394	2,562,496
#	JYP Entertainment Corp.	22,204	1,156,823
	Kakao Corp.	91,220	3,783,656
#	KakaoBank Corp.	52,327	1,052,180
#*	Kakaopay Corp.	15,546	711,986
#	Kangwon Land, Inc.	59,793	802,614
	KB Financial Group, Inc. (105560 KS)	261,915	20,808,641
#	KCC Corp.	4,017	1,065,620
#	KEPCO Engineering & Construction Co., Inc.	7,306	482,559
	KEPCO Plant Service & Engineering Co. Ltd.	6,212	232,459
	Kia Corp.	207,178	15,159,372
		Shares	Value»
SOUTH KOREA — (Continued)
#	KIWOOM Securities Co. Ltd.	22,468	$3,464,659
	Kolmar Korea Co. Ltd.	3,316	231,449
#	Korea Aerospace Industries Ltd.	66,357	4,493,710
	Korea Electric Power Corp. (015760 KS)	174,992	4,833,602
	Korea Gas Corp.	24,489	754,229
	Korea Investment Holdings Co. Ltd.	51,532	5,275,537
	Korean Air Lines Co. Ltd.	201,280	3,407,746
#*	Krafton, Inc.	20,546	4,837,673
	KT Corp. (KT US), Sponsored ADR	82,100	1,657,599
	KT&G Corp.	70,376	6,595,907
#	Kumho Petrochemical Co. Ltd.	17,000	1,488,114
#	LEENO Industrial, Inc.	52,813	1,793,677
	LG Chem Ltd.	33,929	7,294,899
	LG Corp.	66,092	3,752,354
*	LG Display Co. Ltd. (034220 KS)	124,130	961,091
*	LG Display Co. Ltd. (LPL US), ADR	290,355	1,138,192
	LG Electronics, Inc.	149,323	8,264,918
*	LG Energy Solution Ltd.	5,935	1,622,415
#	LG H&H Co. Ltd.	7,321	1,659,497
#	LG Innotek Co. Ltd.	15,931	1,777,508
	LG Uplus Corp.	259,247	2,728,988
	LIG Nex1 Co. Ltd.	12,128	5,461,235
#*	LigaChem Biosciences, Inc.	11,496	1,100,076
	Lotte Chemical Corp.	14,982	713,321
#	Lotte Corp.	27,178	548,002
	Lotte Shopping Co. Ltd.	3,130	161,082
#	LS Corp.	22,166	2,733,939
#	LS Electric Co. Ltd.	21,572	4,761,214
#	Macquarie Korea Infrastructure Fund	364,694	3,099,411
#	Meritz Financial Group, Inc.	90,010	7,475,127
#	Mirae Asset Securities Co. Ltd.	214,254	2,924,382
#	Misto Holdings Corp.	21,417	551,376
	NAVER Corp.	30,019	5,052,051
	NCSoft Corp.	7,985	1,108,648
Ω	Netmarble Corp.	20,685	883,384
#	NH Investment & Securities Co. Ltd.	170,869	2,477,095
	NongShim Co. Ltd.	1,585	439,824
#	Orion Corp.	21,367	1,706,074
*	Pearl Abyss Corp.	15,690	438,861
*	Peptron, Inc.	3,933	821,236
	PharmaResearch Co. Ltd.	3,718	1,479,903

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Poongsan Corp.	3,058	$352,708
#	Posco DX Co. Ltd.	41,257	705,498
#*	POSCO Future M Co. Ltd.	8,797	894,912
#	POSCO Holdings, Inc. (005490 KS)	38,111	8,380,961
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	140,917
#	Posco International Corp.	43,584	1,523,834
#*	Rainbow Robotics	4,141	816,313
	S-1 Corp.	17,230	918,230
	Sam Chun Dang Pharm Co. Ltd.	7,088	1,041,964
*Ω	Samsung Biologics Co. Ltd.	6,812	5,204,556
	Samsung C&T Corp.	47,734	5,758,886
#	Samsung Card Co. Ltd. (029780 KS)	30,927	1,107,185
	Samsung Electro-Mechanics Co. Ltd.	36,362	3,863,363
	Samsung Electronics Co. Ltd. (005930 KS)	3,188,235	162,485,011
	Samsung Engineering Co. Ltd.	163,107	3,092,860
	Samsung Fire & Marine Insurance Co. Ltd.	30,004	9,471,943
#*	Samsung Heavy Industries Co. Ltd.	308,492	4,210,737
	Samsung Life Insurance Co. Ltd.	52,083	4,701,243
#	Samsung SDI Co. Ltd.	41,058	5,891,665
	Samsung SDS Co. Ltd.	24,780	2,838,993
	Samsung Securities Co. Ltd.	110,803	5,617,096
	Samyang Foods Co. Ltd.	3,294	3,403,803
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	14,201,400
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	27,159	1,322,643
	Shinsegae, Inc.	1,464	180,878
*	Silicon2 Co. Ltd.	17,440	646,301
#*	SK Biopharmaceuticals Co. Ltd.	20,499	1,443,692
#*	SK Bioscience Co. Ltd.	14,057	459,932
	SK Hynix, Inc.	350,913	68,012,488
#	SK Innovation Co. Ltd.	35,834	2,772,524
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co. Ltd. (017670 KS)	46,340	$1,871,741
	SK, Inc.	33,351	4,840,246
*	SKC Co. Ltd.	10,347	744,561
	SM Entertainment Co. Ltd.	5,222	498,731
#	S-Oil Corp.	38,378	1,731,117
#*	Taihan Electric Wire Co. Ltd.	43,396	487,038
#	Woori Financial Group, Inc. (316140 KS)	728,196	12,920,511
	Youngone Corp.	16,812	730,755
#	Yuhan Corp.	26,467	2,228,652
TOTAL SOUTH KOREA			700,539,319
TAIWAN — (19.9%)
#	Accton Technology Corp.	314,000	9,273,735
	Acer, Inc.	3,398,811	3,631,158
	Advanced Energy Solution Holding Co. Ltd.	21,000	865,515
	Advantech Co. Ltd.	219,089	2,437,111
	Airoha Technology Corp.	23,000	424,191
	Airtac International Group	116,602	3,316,337
	Alchip Technologies Ltd.	62,000	7,925,892
	ASE Technology Holding Co. Ltd.	2,243,782	10,880,963
	Asia Cement Corp.	2,725,758	3,684,594
	Asia Vital Components Co. Ltd.	173,000	5,258,207
#	ASMedia Technology, Inc.	22,000	1,384,165
	ASPEED Technology, Inc.	31,300	4,740,095
	Asustek Computer, Inc.	553,180	12,143,079
	AUO Corp. (2409 TT)	7,603,498	3,031,297
	Bizlink Holding, Inc.	145,950	4,389,688
#	Bora Pharmaceuticals Co. Ltd.	54,255	1,478,564
*	Caliway Biopharmaceuticals Co. Ltd.	390,000	1,612,951
	Capital Securities Corp.	127,000	85,877
#	Catcher Technology Co. Ltd.	708,429	5,003,013
	Cathay Financial Holding Co. Ltd.	4,474,393	9,068,860
	Chailease Holding Co. Ltd.	1,463,651	5,650,647

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	5,399,570	$3,335,144
	Cheng Shin Rubber Industry Co. Ltd.	2,083,965	2,787,686
	Chicony Electronics Co. Ltd.	810,497	3,534,127
	China Airlines Ltd.	5,039,536	3,453,279
	China Steel Corp.	9,023,932	5,860,162
	Chipbond Technology Corp.	47,000	87,866
	Chroma ATE, Inc.	351,000	5,026,068
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	530,000	2,904,626
	Chunghwa Telecom Co. Ltd. (2412 TT)	1,442,000	6,231,284
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,824,387
#	Compal Electronics, Inc.	5,016,541	4,909,199
	Compeq Manufacturing Co. Ltd.	1,260,000	2,738,511
	CTBC Financial Holding Co. Ltd.	10,445,175	14,352,680
	Delta Electronics, Inc.	1,173,486	22,106,242
	E Ink Holdings, Inc.	569,000	3,874,442
	E.Sun Financial Holding Co. Ltd.	10,620,602	11,358,663
#*	Eclat Textile Co. Ltd.	171,402	2,292,730
	Elite Material Co. Ltd.	201,000	7,367,978
	eMemory Technology, Inc.	70,000	4,738,618
#	Eva Airways Corp.	4,456,758	5,619,526
	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,897,750
#	Far Eastern International Bank	1,294,809	580,779
	Far Eastern New Century Corp.	3,702,085	3,548,241
	Far EasTone Telecommunications Co. Ltd.	1,905,000	5,195,695
#	Feng TAY Enterprise Co. Ltd.	471,666	1,865,267
	First Financial Holding Co. Ltd.	9,701,863	9,583,832
#	Formosa Chemicals & Fibre Corp.	2,937,518	2,821,089
	Formosa Petrochemical Corp.	651,000	951,252
#	Formosa Plastics Corp.	3,382,153	4,811,089
#	Fortune Electric Co. Ltd.	125,620	2,764,771
		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	1,025,627	$2,205,335
#	Fubon Financial Holding Co. Ltd.	3,800,252	10,430,433
#	Getac Holdings Corp.	429,000	1,682,491
	Giant Manufacturing Co. Ltd.	55,810	213,762
#	Gigabyte Technology Co. Ltd.	435,000	3,946,605
	Global Unichip Corp.	69,000	2,763,262
#	Globalwafers Co. Ltd.	282,000	3,200,985
	Gold Circuit Electronics Ltd.	370,000	4,582,972
	Great Wall Enterprise Co. Ltd.	158,000	322,178
#	Highwealth Construction Corp.	1,379,444	1,884,870
	Hiwin Technologies Corp.	331,291	2,325,651
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	33,755,843
	Hotai Motor Co. Ltd.	207,960	3,825,554
	Hua Nan Financial Holdings Co. Ltd.	7,488,645	7,175,545
#	Innolux Corp.	6,766,372	2,595,109
#	International Games System Co. Ltd.	284,000	7,425,942
	Inventec Corp.	2,220,550	3,279,585
	Jentech Precision Industrial Co. Ltd.	50,000	2,378,877
	Jinan Acetate Chemical Co. Ltd.	596,570	1,587,779
#	JSL Construction & Development Co. Ltd.	89,180	233,473
	KGI Financial Holding Co. Ltd.	13,094,045	6,632,858
	King Slide Works Co. Ltd.	33,000	2,905,637
	King Yuan Electronics Co. Ltd.	1,491,000	5,832,300
*	King's Town Bank Co. Ltd.	329,000	593,237
	L&K Engineering Co. Ltd.	24,000	258,405
	Largan Precision Co. Ltd. (3008 TT)	69,860	5,479,339
	Lien Hwa Industrial Holdings Corp.	1,050,859	1,588,848
	Lite-On Technology Corp.	1,515,410	5,991,167
	Lotes Co. Ltd.	90,700	4,241,121
	Lotus Pharmaceutical Co. Ltd.	8,000	57,939
	Makalot Industrial Co. Ltd.	33,020	290,406

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MediaTek, Inc.	702,995	$31,834,822
	Mega Financial Holding Co. Ltd.	5,568,541	7,921,223
	Micro-Star International Co. Ltd.	807,000	3,855,302
#*	Mitac Holdings Corp.	320,000	810,322
	momo.com, Inc.	52,555	495,006
	MPI Corp.	42,000	1,459,770
#	Myson Century, Inc.	546,000	1,409,663
	Nan Ya Plastics Corp.	4,051,599	5,525,965
*	Nanya Technology Corp.	1,217,010	1,791,649
	Nien Made Enterprise Co. Ltd.	214,000	3,054,788
#	Novatek Microelectronics Corp.	568,000	8,976,487
	Pegatron Corp.	1,854,345	4,936,582
*	PharmaEssentia Corp.	159,869	2,639,306
	Phison Electronics Corp.	169,000	2,966,756
#	Pou Chen Corp.	2,506,487	2,357,124
#	Powertech Technology, Inc.	902,819	3,771,013
#	President Chain Store Corp.	420,831	3,606,303
	Qisda Corp.	834,000	719,223
	Quanta Computer, Inc.	1,628,000	15,163,449
	Radiant Opto-Electronics Corp.	307,000	1,411,136
	Realtek Semiconductor Corp.	248,950	4,760,139
#	Ruentex Development Co. Ltd.	1,695,101	1,692,096
	Ruentex Industries Ltd.	56,214	97,744
	Sakura Development Co. Ltd.	49,000	106,595
	Sanyang Motor Co. Ltd.	91,000	188,252
	Shanghai Commercial & Savings Bank Ltd.	3,253,718	4,671,183
#	Shihlin Electric & Engineering Corp.	191,000	1,129,473
	Silergy Corp.	235,000	2,527,797
	Simplo Technology Co. Ltd.	213,000	2,908,186
	Sino-American Silicon Products, Inc.	128,000	429,125
	SinoPac Financial Holdings Co. Ltd.	9,634,006	7,949,104
#*	Starlux Airlines Co. Ltd.	1,093,000	939,480
	Synnex Technology International Corp.	1,370,343	3,036,920
		Shares	Value»
TAIWAN — (Continued)
	TA Chen Stainless Pipe	1,965,787	$2,576,818
	Taichung Commercial Bank Co. Ltd.	3,677,151	2,732,342
#	Taishin Financial Holding Co. Ltd.	21,572,399	11,773,895
	Taiwan Business Bank	8,436,964	4,533,136
	Taiwan Cooperative Financial Holding Co. Ltd.	7,644,595	6,488,338
	Taiwan FamilyMart Co. Ltd.	17,000	117,798
	Taiwan Fertilizer Co. Ltd.	107,000	185,846
#*	Taiwan Glass Industry Corp.	143,375	113,996
	Taiwan High Speed Rail Corp.	1,649,000	1,502,813
	Taiwan Mobile Co. Ltd.	1,824,300	6,431,204
	Taiwan Secom Co. Ltd.	106,670	403,847
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,384,808	476,805,849
	Tatung Co. Ltd.	1,660,600	1,976,842
	TCC Group Holdings Co. Ltd.	5,824,701	4,724,833
	Teco Electric & Machinery Co. Ltd.	1,557,000	2,643,187
	Tong Yang Industry Co. Ltd.	286,000	998,895
	Tripod Technology Corp.	561,870	5,229,500
	Unimicron Technology Corp.	1,269,000	5,760,364
	Union Bank of Taiwan	1,040,370	578,229
	Uni-President Enterprises Corp.	4,692,033	12,383,509
	United Integrated Services Co. Ltd.	170,000	4,463,215
	United Microelectronics Corp. (2303 TT)	8,414,000	11,659,051
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	404,121
	Vanguard International Semiconductor Corp.	1,078,126	3,341,233
	VisEra Technologies Co. Ltd.	38,000	281,218
	Voltronic Power Technology Corp.	75,224	2,954,764
	Walsin Lihwa Corp.	3,142,952	2,348,823
	Walsin Technology Corp.	120,000	337,602
#	Wan Hai Lines Ltd.	886,747	2,622,478

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Winbond Electronics Corp.	3,826,591	$2,196,161
*††	Wintek Corp.	604,760	0
	Wistron Corp.	2,463,699	10,026,912
	Wiwynn Corp.	75,000	6,844,990
	WNC Corp.	21,172	82,993
	WPG Holdings Ltd.	1,741,039	3,857,729
	WT Microelectronics Co. Ltd.	352,945	1,618,593
	Yageo Corp.	341,634	6,003,069
	Yang Ming Marine Transport Corp.	2,002,000	4,061,482
	Yuanta Financial Holding Co. Ltd.	9,037,882	9,374,837
	Yulon Finance Corp.	100,023	334,996
	Yulon Motor Co. Ltd.	26,496	28,901
#	Zhen Ding Technology Holding Ltd.	936,700	3,906,663
TOTAL TAIWAN			1,142,249,485
THAILAND — (1.4%)
	Advanced Info Service PCL	616,200	5,486,971
	AEON Thana Sinsap Thailand PCL	11,000	33,239
	Airports of Thailand PCL	1,758,100	2,205,695
	Asset World Corp. PCL	5,294,800	340,241
#	Bangchak Corp. PCL	1,037,800	1,079,719
	Bangkok Bank PCL (BBLF TB)	529,400	2,397,528
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	573,794
	Bangkok Dusit Medical Services PCL, Class F	4,395,800	2,891,974
	Bangkok Expressway & Metro PCL	5,243,799	890,547
	Banpu PCL	6,681,366	1,032,463
#	Berli Jucker PCL	898,500	527,883
	Betagro PCL	191,100	103,503
#*	BTS Group Holdings PCL	9,295,200	1,001,197
#	Bumrungrad Hospital PCL	425,400	2,212,913
#	Cal-Comp Electronics Thailand PCL, Class F	2,252,900	458,439
#	Carabao Group PCL	273,600	462,558
	Central Pattana PCL	1,131,300	1,808,765
	Central Plaza Hotel PCL	25,800	22,500
	Central Retail Corp. PCL	1,472,650	968,849
	Charoen Pokphand Foods PCL	3,550,823	2,477,318
		Shares	Value»
THAILAND — (Continued)
	Com7 PCL	942,000	$628,384
	CP ALL PCL	2,232,500	3,227,834
	CP Axtra PCL	548,881	345,990
	Delta Electronics Thailand PCL	1,271,300	5,679,614
	Electricity Generating PCL	203,700	688,765
	Global Power Synergy PCL	529,000	542,274
*	Gulf Development PCL	1,894,125	2,738,600
#	Home Product Center PCL	4,362,113	954,379
	Indorama Ventures PCL	1,172,600	828,857
	I-TAIL Corp. PCL	436,200	196,210
	Kasikornbank PCL (KBANKF TB)	220,900	1,095,037
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	27,264
#	Kiatnakin Phatra Bank PCL	230,987	390,515
	Krung Thai Bank PCL	1,463,187	985,010
	Krungthai Card PCL	614,800	536,163
#	Land & Houses PCL (LHF TB)	2,849,400	333,069
	MBK PCL	573,304	296,476
	Minor International PCL	2,962,683	2,266,434
	Muangthai Capital PCL	811,400	937,281
	Osotspa PCL	947,300	518,870
	PTT Exploration & Production PCL	1,146,255	4,419,465
	PTT Global Chemical PCL	1,386,625	1,005,600
#	PTT Oil & Retail Business PCL	2,005,300	852,927
	PTT PCL	6,050,800	6,156,337
#	Ratch Group PCL	903,700	732,804
	SCB X PCL	397,466	1,538,539
	SCG Packaging PCL	997,801	570,957
	Siam Cement PCL	418,300	2,572,775
	Supalai PCL	128,900	61,531
	Thai Life Insurance PCL	1,233,000	381,068
	Thai Oil PCL	1,118,117	1,180,387
	Thai Union Group PCL	2,083,040	707,520
	Thanachart Capital PCL	314,900	474,566
	TIDLOR Holdings PCL	1,462,949	783,403
	Tisco Financial Group PCL (TISCO/F TB)	211,200	641,420
#	TMBThanachart Bank PCL	19,015,797	1,123,026

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	True Corp. PCL	9,142,286	$2,909,418
	TTW PCL	725,128	198,589
	WHA Corp. PCL	6,290,600	689,117
TOTAL THAILAND			77,192,571
TURKEY — (0.7%)
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	212,722	154,492
	Akbank TAS	2,245,240	3,722,513
*	Aksa Enerji Uretim AS	237,721	232,645
	Anadolu Anonim Turk Sigorta Sirketi	31,679	77,528
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,083,112	776,535
*	Arcelik AS	54,843	168,741
#	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	1,789,246
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	189,045	486,207
#	BIM Birlesik Magazalar AS	180,046	2,351,561
	Borusan Yatirim ve Pazarlama AS	2,805	144,121
#	Cimsa Cimento Sanayi VE Ticaret AS	189,188	240,143
	Coca-Cola Icecek AS	700,396	874,141
	Dogus Otomotiv Servis ve Ticaret AS	9,274	41,976
Ω	Enerjisa Enerji AS	183,384	292,119
	Enerya Enerji AS	357,491	75,375
#	Enka Insaat ve Sanayi AS	704,100	1,202,325
#*	Eregli Demir ve Celik Fabrikalari TAS	1,899,986	1,245,996
	Ford Otomotiv Sanayi AS	277,265	648,991
	Grainturk Tarim AS	7,618	86,496
*	Gubre Fabrikalari TAS	23,608	144,339
	Is Yatirim Menkul Degerler AS	434,732	447,599
	Kiler Holding AS	19,833	30,363
	KOC Holding AS	416,257	1,833,770
#	Migros Ticaret AS	42,810	552,086
*Ω	MLP Saglik Hizmetleri AS	23,144	217,500
#*	Otokar Otomotiv Ve Savunma Sanayi AS	18,649	253,396
#*	Oyak Cimento Fabrikalari AS	780,529	458,765
*	Pegasus Hava Tasimaciligi AS	297,211	1,840,926
		Shares	Value»
TURKEY — (Continued)
#*	Petkim Petrokimya Holding AS	817,315	$343,747
*	Sasa Polyester Sanayi AS	2,735,269	209,895
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	59,652	150,114
*	TAV Havalimanlari Holding AS	174,734	1,055,837
*	Tekfen Holding AS	17,366	46,118
#	Tofas Turk Otomobil Fabrikasi AS	74,745	423,745
#*	Turk Altin Isletmeleri AS	299,082	168,031
	Turk Hava Yollari AO	406,931	2,880,921
*	Turk Telekomunikasyon AS	415,703	557,244
	Turk Traktor ve Ziraat Makineleri AS	16,058	233,390
	Turkcell Iletisim Hizmetleri AS	895,045	2,051,970
	Turkiye Garanti Bankasi AS	391,168	1,371,402
	Turkiye Is Bankasi AS, Class C	6,047,170	2,201,417
#	Turkiye Petrol Rafinerileri AS	588,011	2,442,970
	Turkiye Sigorta AS	1,586,722	386,375
#	Turkiye Sise ve Cam Fabrikalari AS	973,120	878,950
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,926,733	1,363,976
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	7,464
*	Yapi ve Kredi Bankasi AS	2,781,837	2,300,640
	Ziraat Gayrimenkul Yatirim Ortakligi AS	376,692	224,111
TOTAL TURKEY			39,688,212
UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Commercial Bank PJSC	2,223,951	9,841,193
	Abu Dhabi Islamic Bank PJSC	1,529,094	10,039,957
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	2,792,227
	ADNOC Drilling Co. PJSC	2,163,825	3,439,984
	ADNOC Logistics & Services	484,366	614,055
	Agility Global PLC	843,647	270,715
	Aldar Properties PJSC	1,849,602	4,779,622

The Emerging Markets Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Alpha Dhabi Holding PJSC	288,116	$975,234
	Dubai Electricity & Water Authority PJSC	3,836,233	2,888,483
	Dubai Islamic Bank PJSC	3,383,585	9,176,490
	Emaar Development PJSC	752,538	3,071,063
	Emaar Properties PJSC	5,060,909	20,958,745
	Emirates Integrated Telecommunications Co. PJSC	440,119	1,197,213
	Emirates NBD Bank PJSC	1,924,678	14,006,346
	Emirates Telecommunications Group Co. PJSC	1,621,284	8,360,115
	First Abu Dhabi Bank PJSC	2,027,544	9,918,940
*	International Holding Co. PJSC	23,416	2,556,816
*	Modon Holding PSC	258,202	266,394
*	Multiply Group PJSC	399,219	298,257
	NMDC Group PJSC	22,496	152,748
	Salik Co. PJSC	1,663,613	2,895,375
TOTAL UNITED ARAB EMIRATES			108,499,972
TOTAL COMMON STOCKS			5,639,031,988
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Banco Bradesco SA, 8.012%	2,216,238	6,146,597
	Centrais Eletricas Brasileiras SA, 4.729%	155,346	1,134,672
	Cia Energetica de Minas Gerais, 18.528%	1,422,778	2,624,728
	Cia Paranaense de Energia - Copel Class B, 6.890%	1,103,566	2,337,383
	Energisa SA, 6.629%	639	999
	Shares	Value»

BRAZIL — (Continued)
Gerdau SA, 3.801%	536,935	$1,614,770
Isa Energia Brasil SA, 10.895%	31,900	123,452
Itau Unibanco Holding SA, 7.121%	1,828,399	11,480,656
Petroleo Brasileiro SA - Petrobras, 10.499%	3,320,648	19,356,184
TOTAL BRAZIL		44,819,441
CHILE — (0.0%)
Embotelladora Andina SA, 6.042%	234,235	898,783
COLOMBIA — (0.0%)
Grupo Argos SA, 5.658%	51,488	143,921
Grupo Cibest SA, 9.878%	40,292	440,871
Grupo de Inversiones Suramericana SA, 3.840%	71,176	642,086
TOTAL COLOMBIA		1,226,878
TAIWAN — (0.0%)
Taishin Financial Holding Co. Ltd.	2,690,628	805,002
TOTAL PREFERRED STOCKS		47,750,104
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
* YTL Corp. Bhd. Warrants 06/02/2028	643,843	149,450
TOTAL INVESTMENT SECURITIES (Cost $2,683,030,205)		5,686,931,542

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	3,922,455	45,371,040
TOTAL INVESTMENTS — (100.0%)
(Cost $2,728,398,675)^^			$5,732,302,582

The Emerging Markets Series
CONTINUED
As of July 31, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	148	09/19/25	$45,114,470	$47,169,450	$2,054,980
Total Futures Contracts			$45,114,470	$47,169,450	$2,054,980
As of July 31, 2025, the value of Rule 144A securities amounted to $266,431,484 or 4.7% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$156,125,872	—	—	$156,125,872
Chile	24,286,725	—	—	24,286,725
China	177,214,369	$1,308,690,464	—	1,485,904,833
Colombia	6,936,027	—	—	6,936,027
Czech Republic	—	8,548,383	—	8,548,383
Egypt	234,157	2,841,052	—	3,075,209
Greece	—	38,361,980	—	38,361,980
Hungary	—	17,176,499	—	17,176,499
India	36,113,221	999,117,320	—	1,035,230,541
Indonesia	—	70,826,071	—	70,826,071
Kuwait	—	38,296,228	—	38,296,228
Malaysia	—	82,339,705	—	82,339,705
Mexico	102,083,477	—	—	102,083,477
Peru	8,112,297	—	—	8,112,297
Philippines	—	29,381,546	—	29,381,546
Poland	—	66,069,376	—	66,069,376
Qatar	—	45,895,102	—	45,895,102
Saudi Arabia	—	184,462,615	—	184,462,615
South Africa	27,653,462	140,096,481	—	167,749,943
South Korea	4,259,351	696,279,968	—	700,539,319
Taiwan	5,228,508	1,137,020,977	—	1,142,249,485
Thailand	601,058	76,591,513	—	77,192,571
Turkey	—	39,688,212	—	39,688,212
United Arab Emirates	—	108,499,972	—	108,499,972
Preferred Stocks
Brazil	44,819,441	—	—	44,819,441
Chile	898,783	—	—	898,783
Colombia	1,226,878	—	—	1,226,878
Taiwan	805,002	—	—	805,002
Rights/Warrants
Malaysia	—	149,450	—	149,450
Securities Lending Collateral	—	45,371,040	—	45,371,040
Total Investments in Securities	$596,598,628	$5,135,703,954	—˂˃	$5,732,302,582
Financial Instruments
Assets
Futures Contracts**	2,054,980	—	—	2,054,980
Total Financial Instruments	$2,054,980	—	—	$2,054,980
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (3.4%)
	Allied Tecnologia SA	28,000	$34,553
	Allos SA	955,532	3,636,433
	Alupar Investimento SA	511,337	2,693,867
*	Ambipar Participacoes e Empreendimentos SA	13,860	323,904
	Anima Holding SA	83,900	54,539
	Auren Energia SA	319,131	528,318
*	Automob Participacoes SA	19,045	37,753
	Bemobi Mobile Tech SA	142,619	519,328
*	Blau Farmaceutica SA	5,407	11,925
	Boa Safra Sementes SA	67,437	124,768
	BR Advisory Partners Participacoes SA	60,013	166,657
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	145,452	534,319
*	Brava Energia	132,587	467,407
	BRF SA	257,727	922,829
	C&A Modas SA	312,520	919,217
*	Cia Brasileira de Aluminio	118,241	98,824
*	Cia Brasileira de Distribuicao	306,063	192,398
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	2,880,731
	Cia De Sanena Do Parana (SAPR11 BZ)	923,809	5,625,789
	Cia De Sanena Do Parana (SAPR3 BZ)	547,196	745,614
	Cia Siderurgica Nacional SA (CSNA3 BZ)	917,433	1,314,001
	Cogna Educacao SA	2,048,812	1,009,853
	Construtora Tenda SA	12,300	46,788
*	Cosan SA	1,350,625	1,430,330
	Cruzeiro do Sul Educacional SA	258,997	234,504
	CSU Digital SA	65,014	205,391
	Cury Construtora e Incorporadora SA	428,601	2,253,398
		Shares	Value»
BRAZIL — (Continued)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	715,568	$3,133,417
Ω	Desktop SA	23,721	34,822
	Dexco SA	746,710	753,438
	Dimed SA Distribuidora da Medicamentos	194,536	316,146
	Direcional Engenharia SA	96,479	671,789
*	EcoRodovias Infraestrutura e Logistica SA	593,378	714,230
	Embraer SA (EMBR3 BZ)	989,509	14,253,609
	Embraer SA (ERJ US), Sponsored ADR	187,677	10,806,442
	Empreendimentos Pague Menos SA	47,520	33,352
	Even Construtora e Incorporadora SA	317,994	394,685
	Ez Tec Empreendimentos e Participacoes SA	243,656	597,441
	Fleury SA	614,330	1,574,346
	Fras-Le SA	173,868	733,099
Ω	GPS Participacoes e Empreendimentos SA	771,120	1,949,989
	Grendene SA	514,179	462,798
	Grupo Mateus SA	1,288,776	1,687,051
	Grupo SBF SA	143,546	281,732
	Guararapes Confeccoes SA	170,211	234,971
*Ω	Hapvida Participacoes e Investimentos SA	151,684	895,821
	Hypera SA	303,279	1,392,487
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	14,100	35,580
	Iochpe Maxion SA	243,017	632,763
	Irani Papel e Embalagem SA	261,317	348,140
*	IRB-Brasil Resseguros SA	113,921	925,681
	Jalles Machado SA	30,400	18,459

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	912,076	$838,852
	JSL SA	189,236	176,747
	Kepler Weber SA	382,824	479,936
	Lavvi Empreendimentos Imobiliarios SA	293,400	642,912
	LOG Commercial Properties e Participacoes SA	102,471	384,848
*	Log-in Logistica Intermodal SA	71,124	324,021
	Lojas Quero-Quero SA	52,708	22,779
	Lojas Renner SA	1,840,982	5,349,140
	M Dias Branco SA	78,769	341,969
	Magazine Luiza SA	388,800	490,205
	Mahle Metal Leve SA	34,254	174,893
	Marcopolo SA	621,600	738,209
	Marfrig Global Foods SA	855,283	3,253,391
	Melnick Even Desenvolvimento Imobiliario SA	73,800	43,361
	Mills Locacao Servicos e Logistica SA	501,620	1,007,800
*	Minerva SA	370,700	327,037
	Moura Dubeux Engenharia SA	178,200	719,540
	Movida Participacoes SA	153,466	169,922
*	MRV Engenharia e Participacoes SA	436,600	463,925
	Multiplan Empreendimentos Imobiliarios SA	217,722	983,716
*	Natura Cosmeticos SA	973,379	1,569,700
*	Oceanpact Servicos Maritimos SA	43,800	47,636
	Odontoprev SA	680,882	1,460,366
*	Oncoclinicas do Brasil Servicos Medicos SA	75,100	73,094
*	Orizon Valorizacao de Residuos SA	120,107	1,028,928
	Pet Center Comercio e Participacoes SA	355,129	251,147
	Petroreconcavo SA	20,070	48,100
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	325,437
	Positivo Tecnologia SA	152,880	108,390
		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	30,300	$8,820
	Romi SA	139,278	198,487
	Santos Brasil Participacoes SA	1,512,578	3,768,243
	Sao Carlos Empreendimentos e Participacoes SA	37,700	124,555
	Sao Martinho SA	441,094	1,365,926
#	Sendas Distribuidora SA (ASAI US), ADR	76,584	643,306
	Sendas Distribuidora SA (ASAI3 BZ)	862,411	1,449,275
Ω	Ser Educacional SA	51,610	72,905
*	Serena Energia SA	689,242	1,458,602
	Simpar SA	770,712	590,468
	SLC Agricola SA	201,723	660,335
	Smartfit Escola de Ginastica e Danca SA	571,853	2,116,026
	Tegma Gestao Logistica SA	116,092	755,488
	TOTVS SA	1,045,212	8,140,244
	Transmissora Alianca de Energia Eletrica SA	1,007,523	6,002,441
	Tres Tentos Agroindustrial SA	253,677	617,481
	Trisul SA	214,066	237,403
	Tupy SA	179,850	517,431
	Ultrapar Participacoes SA (UGPA3 BZ)	464,626	1,424,691
	Unifique Telecomunicacoes SA	10,800	7,233
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	125,860	103,618
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	416,180
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	305,400	209,434
	Vibra Energia SA	8,400	31,818
	Vivara Participacoes SA	324,193	1,471,723
	Vulcabras SA	419,776	1,410,861

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Wilson Sons SA	411,084	$1,299,423
	Wiz Co.	58,844	79,025
	YDUQS Participacoes SA	386,507	893,179
*	Zamp SA	270,368	168,511
TOTAL BRAZIL			127,984,859
CHILE — (0.6%)
	Aguas Andinas SA, Class A	4,856,613	1,598,381
	Besalco SA	1,016,226	856,772
	Bicecorp SA	2,234,119	613,883
	Camanchaca SA	1,466,611	77,416
*	CAP SA	148,607	707,427
	Cia Cervecerias Unidas SA (CCU CI)	44,325	262,146
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	210,671
	Cia Sud Americana de Vapores SA	3,216,236	162,530
	Colbun SA	10,468,559	1,549,710
	Cristalerias de Chile SA	130,323	369,895
	Embotelladora Andina SA, ADR, Class B	42,824	981,526
	Empresa Nacional de Telecomunicaciones SA	450,193	1,479,243
	Empresas Lipigas SA	6,383	31,698
	Engie Energia Chile SA	866,969	1,059,856
	Forus SA	148,066	314,428
	Inversiones Aguas Metropolitanas SA	743,097	634,124
	Inversiones La Construccion SA	65,961	730,270
*	Multiexport Foods SA	1,780,116	444,549
	Parque Arauco SA	1,595,320	3,254,248
	PAZ Corp. SA	881,968	494,907
	Ripley Corp. SA	1,635,621	692,853
	Salfacorp SA	946,067	697,432
	Sigdo Koppers SA	874,972	1,154,473
	SMU SA	4,449,169	704,010
	Sociedad Matriz SAAM SA	31,684,439	3,844,052
	SONDA SA	891,691	297,026
	Vina Concha y Toro SA	849,681	908,466
TOTAL CHILE			24,131,992
		Shares	Value»
CHINA — (25.8%)
	361 Degrees International Ltd.	3,755,000	$2,971,679
#Ω	3SBio, Inc.	5,441,000	21,996,189
*	5I5J Holding Group Co. Ltd., Class A	471,200	194,855
	AAC Technologies Holdings, Inc.	1,938,500	9,801,393
*	Adicon Holdings Ltd.	15,500	14,725
	Advanced Fiber Resources Zhuhai Ltd., Class A	17,000	130,155
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	357,609
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	96,600	176,320
#*	Agile Group Holdings Ltd.	1,002,000	60,486
*	Agora, Inc., ADR	67,256	258,936
*Ω	AInnovation Technology Group Co. Ltd.	67,500	52,631
Ω	AK Medical Holdings Ltd.	688,000	599,898
*Ω	Akeso, Inc.	5,000	97,495
#*	Alibaba Health Information Technology Ltd.	6,188,000	3,837,414
Ω	A-Living Smart City Services Co. Ltd.	983,000	369,452
	Allmed Medical Products Co. Ltd., Class A	120,500	155,199
*Ω	Alphamab Oncology	252,000	319,322
	Amoy Diagnostics Co. Ltd., Class A	6,969	22,679
	Amrita Global Development Ltd.	1,794,000	137,121
*	ANE Cayman, Inc.	1,680,500	1,744,165
#*	Angang Steel Co. Ltd., Class H	3,978,999	1,137,636
#Ω	Angelalign Technology, Inc.	82,800	619,484
	Anhui Anfu Battery Technology Co. Ltd., Class A	30,700	117,927
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	450,380
#	Anhui Expressway Co. Ltd., Class H	1,738,000	2,712,004
*	Anhui Golden Seed Winery Co. Ltd., Class A	53,600	77,570

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	$200,979
*	Anhui Guofeng New Materials Co. Ltd., Class A	21,800	20,427
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	121,800	115,767
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	68,328
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	19,000	14,394
*	Anhui Tatfook Technology Co. Ltd., Class A	152,900	258,370
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	126,520	151,585
	Anshan Hifichem Co. Ltd., Class A	48,000	95,170
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	14,800	22,300
*Ω	Antengene Corp. Ltd.	199,000	132,102
	Anton Oilfield Services Group	5,944,000	1,066,618
*	Anyang Iron & Steel, Inc., Class A	67,600	21,981
	Aoshikang Technology Co. Ltd., Class A	69,350	381,232
	Aotecar New Energy Technology Co. Ltd., Class A	809,100	322,274
*	Aowei Holdings Ltd.	1,450,000	57,142
*	ApicHope Pharmaceutical Group Co. Ltd.	79,970	857,291
	Appotronics Corp. Ltd., Class A	82,458	174,534
	APT Satellite Holdings Ltd.	802,000	205,180
	Arctech Solar Holding Co. Ltd., Class A	20,645	141,675
*Ω	Arrail Group Ltd.	66,500	22,967
*	Asia Cement China Holdings Corp.	1,480,000	493,526
#Ω	AsiaInfo Technologies Ltd.	684,800	988,432
		Shares	Value»
CHINA — (Continued)
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	$258,037
	Aurisco Pharmaceutical Co. Ltd., Class A	23,000	76,783
	Autohome, Inc., ADR	27,989	758,222
	AviChina Industry & Technology Co. Ltd., Class H	6,986,000	4,129,374
	Bafang Electric Suzhou Co. Ltd., Class A	4,600	17,149
*Ω	BAIC Motor Corp. Ltd., Class H	3,246,500	886,799
Ω	BAIOO Family Interactive Ltd.	162,000	13,401
#*Ω	Bairong, Inc.	611,500	681,441
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,847,066
Ω	Bank of Qingdao Co. Ltd., Class H	1,418,500	727,562
	Bank of Tianjin Co. Ltd., Class H	147,500	45,849
*Ω	Bank of Zhengzhou Co. Ltd., Class H	284,910	47,871
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	110,948
	Baowu Magnesium Technology Co. Ltd., Class A	230,860	391,518
	Baoxiniao Holding Co. Ltd., Class A	259,800	136,626
	Baoye Group Co. Ltd., Class H	1,132,000	625,239
*	Baozun, Inc. (BZUN US), Sponsored ADR	21,218	57,501
*	BaTeLab Co. Ltd.	11,800	84,820
	BBMG Corp., Class H	1,922,000	197,750
*	Be Friends Holding Ltd.	236,000	30,653
	Bear Electric Appliance Co. Ltd., Class A	31,247	208,643
	Beauty Farm Medical & Health Industry, Inc.	12,000	41,371
	Befar Group Co. Ltd., Class A	395,200	240,663

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	135,700	$265,497
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	28,020	118,329
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	85,000	75,314
*	Beijing Capital International Airport Co. Ltd., Class H	2,626,000	1,019,541
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	193,750	391,918
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	235,132
	Beijing Energy International Holding Co. Ltd.	796,000	151,871
	Beijing Enterprises Holdings Ltd.	1,476,000	6,175,680
	Beijing Enterprises Water Group Ltd.	10,926,000	3,739,156
	Beijing Fengjing Automotive Parts Co. Ltd.	114,700	55,544
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	239,348
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	312,668	271,515
*	Beijing Haixin Energy Technology Co. Ltd., Class A	107,800	50,696
	Beijing Haohua Energy Resource Co. Ltd., Class A	163,740	165,531
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,096,000	1,239,645
	Beijing Jingyeda Technology Co. Ltd., Class A	7,500	25,365
		Shares	Value»
CHINA — (Continued)
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	53,570	$420,429
*	Beijing Jingyuntong Technology Co. Ltd., Class A	100,100	51,221
*	Beijing Leike Defense Technology Co. Ltd., Class A	274,507	226,786
*	Beijing North Star Co. Ltd., Class H	1,386,000	153,687
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	264,939
*	Beijing Relpow Technology Co. Ltd., Class A	80,941	193,236
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	56,444
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	182,573
	Beijing Shunxin Agriculture Co. Ltd., Class A	75,600	165,120
*	Beijing Sinohytec Co. Ltd., Class H	3,200	10,048
	Beijing SL Pharmaceutical Co. Ltd., Class A	67,900	79,559
*	Beijing Sojo Electric Co. Ltd., Class A	20,500	20,590
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	251,200	140,195
	Beijing Strong Biotechnologies, Inc., Class A	122,700	249,685
*	Beijing SuperMap Software Co. Ltd., Class A	88,400	198,935
*	Beijing Teamsun Technology Co. Ltd., Class A	66,900	101,397
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	130,297
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	676,000	785,644

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Tricolor Technology Co. Ltd., Class A	86,000	$719,742
#*	Beijing UBOX Online Technology Corp.	193,500	76,528
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	142,000	24,886
*	Beijing VRV Software Corp. Ltd., Class A	159,300	118,456
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	164,381
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	284,019
*	Beingmate Co. Ltd., Class A	85,000	90,249
	Beken Corp., Class A	4,700	22,383
	Best Pacific International Holdings Ltd.	70,000	25,676
	Bestore Co. Ltd., Class A	34,700	61,596
*	Bestway Marine & Energy Technology Co. Ltd., Class A	332,400	319,457
	Beyondsoft Corp., Class A	35,200	70,738
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	7,800	25,245
	Biem.L.Fdlkk Garment Co. Ltd., Class A	58,400	130,840
#*	Bilibili, Inc., Sponsored ADR	45,410	1,036,256
#*	Bilibili, Inc., Class Z	374,960	8,578,736
*	Billion Industrial Holdings Ltd.	44,000	25,609
	Binjiang Service Group Co. Ltd.	192,000	583,712
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	31,000	100,251
	Black Peony Group Co. Ltd., Class A	203,349	151,756
		Shares	Value»
CHINA — (Continued)
#Ω	Blue Moon Group Holdings Ltd.	2,071,000	$998,013
*	Blue Sail Medical Co. Ltd., Class A	39,900	35,295
Ω	BOC Aviation Ltd.	554,400	5,036,704
*	BOE HC SemiTek Corp.	106,300	109,623
	BOE Varitronix Ltd.	532,000	401,019
	Bomin Electronics Co. Ltd., Class A	104,700	151,783
	Bosideng International Holdings Ltd.	10,770,000	6,146,396
	BOTH Engineering Technology Co. Ltd., Class A	13,800	23,376
#	Boyaa Interactive International Ltd.	585,000	559,753
	Bright Dairy & Food Co. Ltd., Class A	135,800	160,956
	Brilliance China Automotive Holdings Ltd.	7,040,000	2,808,222
	Bros Eastern Co. Ltd., Class A	228,372	167,393
*	B-Soft Co. Ltd., Class A	239,648	192,350
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	74,600	104,891
#	BYD Electronic International Co. Ltd.	981,000	4,081,936
*	C C Land Holdings Ltd.	8,864,015	1,351,218
	C&D International Investment Group Ltd.	2,001,178	4,037,283
	C&D Property Management Group Co. Ltd.	783,000	283,971
*	C&S Paper Co. Ltd., Class A	252,900	265,569
*Ω	CALB Group Co. Ltd.	116,000	290,032
	Camel Group Co. Ltd., Class A	137,135	173,017
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	333,900	169,618
	Canny Elevator Co. Ltd., Class A	84,800	86,178
*Ω	CanSino Biologics, Inc., Class H	123,000	698,206

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Cathay Group Holdings, Inc.	55,000	$12,310
	CCS Supply Chain Management Co. Ltd., Class A	113,600	70,924
*††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
*††	Central China Management Co. Ltd.	1,270,626	3,237
#	Central China Securities Co. Ltd., Class H	2,947,000	1,028,291
#	CGN Mining Co. Ltd.	3,860,000	990,459
	CGN New Energy Holdings Co. Ltd.	4,990,000	1,551,413
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	245,634
	Changbai Mountain Tourism Co. Ltd., Class A	17,900	91,517
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	238,763
	Changchun UP Optotech Co. Ltd., Class A	43,600	287,520
	Changhong Meiling Co. Ltd., Class A	160,000	161,298
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	173,551
	Changjiang Publishing & Media Co. Ltd., Class A	120,100	157,227
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	19,916
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	334,875
	Chaoju Eye Care Holdings Ltd.	134,500	50,805
	Chaowei Power Holdings Ltd.	1,016,000	176,968
Ω	Cheerwin Group Ltd.	343,500	119,647
*	Chen Lin Education Group Holdings Ltd.	292,000	51,748
		Shares	Value»
CHINA — (Continued)
	Cheng De Lolo Co. Ltd., Class A	108,650	$131,960
*	Chengdu ALD Aviation Manufacturing Corp., Class A	7,300	24,258
	Chengdu B-Ray Media Co. Ltd., Class A	117,900	85,959
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	142,831
	Chengdu Guibao Science & Technology Co. Ltd., Class A	25,800	75,051
	Chengdu Guoguang Electric Co. Ltd., Class A	17,638	210,024
	Chengdu Haoneng Technology Co. Ltd., Class A	57,700	120,388
	Chengdu Hongqi Chain Co. Ltd., Class A	222,700	188,390
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	315,094
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	244,357
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	178,848
	Chengdu Wintrue Holding Co. Ltd., Class A	83,200	121,631
	Chenguang Biotech Group Co. Ltd., Class A	95,000	173,610
*	Chengxin Lithium Group Co. Ltd., Class A	90,900	195,820
	Chengzhi Co. Ltd., Class A	232,800	250,768
	Chervon Holdings Ltd.	315,200	722,069
*	China Aerospace International Holdings Ltd.	8,284,500	504,650
	China Aircraft Leasing Group Holdings Ltd.	376,000	217,083

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Aluminum International Engineering Corp. Ltd., Class H	352,000	$105,693
*	China Anchu Energy Storage Group Ltd.	450,000	21,522
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	209,840
	China BlueChemical Ltd., Class H	4,332,000	1,194,870
*Ω	China Bohai Bank Co. Ltd., Class H	4,969,000	652,101
	China CAMC Engineering Co. Ltd., Class A	144,600	170,577
#	China Chunlai Education Group Co. Ltd.	486,000	276,110
	China Cinda Asset Management Co. Ltd., Class H	24,295,000	4,387,903
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Communications Services Corp. Ltd., Class H	7,274,000	4,236,660
	China Conch Environment Protection Holdings Ltd.	614,000	52,039
	China Conch Venture Holdings Ltd.	2,130,000	2,602,671
	China CYTS Tours Holding Co. Ltd., Class A	140,200	191,823
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,434,287
	China Design Group Co. Ltd., Class A	143,800	167,695
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,682,000	785,308
	China Dongxiang Group Co. Ltd.	3,762,985	218,358
#Ω	China East Education Holdings Ltd.	439,500	455,066
	China Education Group Holdings Ltd.	141,158	49,784
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	2,330,000	$428,791
*	China Electronics Optics Valley Union Holding Co. Ltd.	6,472,000	213,727
	China Everbright Environment Group Ltd.	9,690,000	5,185,998
#	China Everbright Ltd.	1,888,000	1,927,677
*	China Express Airlines Co. Ltd., Class A	61,200	70,686
Ω	China Feihe Ltd.	10,519,000	6,253,556
	China Foods Ltd.	2,444,000	1,017,683
	China Gas Holdings Ltd.	7,116,544	7,475,206
	China Gold International Resources Corp. Ltd. (2099 HK)	743,300	6,390,125
	China Hanking Holdings Ltd.	1,710,000	496,891
*	China High Speed Railway Technology Co. Ltd., Class A	558,000	214,246
#††	China Huiyuan Juice Group Ltd.	3,902,101	174,277
	China International Marine Containers Group Co. Ltd., Class H	3,078,780	3,306,647
	China Jinmao Holdings Group Ltd.	11,666,757	2,122,833
	China Leadshine Technology Co. Ltd., Class A	25,300	157,136
	China Lesso Group Holdings Ltd.	3,119,000	1,855,780
	China Lilang Ltd.	1,124,000	530,681
*Ω	China Literature Ltd.	1,046,600	4,113,010
*	China Longevity Group Co. Ltd.	1,076,350	1,371
	China Medical System Holdings Ltd.	3,766,500	6,395,159
	China Meidong Auto Holdings Ltd.	862,000	228,002
	China Mengniu Dairy Co. Ltd.	3,823,000	7,955,721
	China Merchants Port Holdings Co. Ltd.	4,474,107	8,796,922

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*††	China Metal Recycling Holdings Ltd.	2,401,686	$0
#	China Modern Dairy Holdings Ltd.	5,789,000	874,246
	China National Building Material Co. Ltd., Class H	6,750,057	4,015,907
Ω	China New Higher Education Group Ltd.	1,330,504	184,466
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	175,400	143,766
	China Nonferrous Mining Corp. Ltd.	3,834,000	3,725,079
*	China Oil & Gas Group Ltd.	9,818,000	198,743
	China Oilfield Services Ltd., Class H	2,646,000	2,349,989
	China Oriental Group Co. Ltd.	470,000	112,882
	China Overseas Grand Oceans Group Ltd.	3,801,434	938,202
	China Overseas Property Holdings Ltd.	4,650,000	3,191,538
	China Power International Development Ltd.	15,918,333	6,239,911
*††	China Properties Investment Holdings Ltd.	2,045,000	0
	China Qinfa Group Ltd.	928,000	212,679
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,095,000	915,868
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	198,092
*	China Rare Earth Holdings Ltd.	3,990,799	355,867
	China Reinsurance Group Corp., Class H	17,807,000	3,090,991
*Ω	China Renaissance Holdings Ltd.	360,600	267,413
		Shares	Value»
CHINA — (Continued)
	China Resource & Environment Co. Ltd., Class A	319,400	$197,150
	China Resources Building Materials Technology Holdings Ltd.	3,660,000	892,680
	China Resources Gas Group Ltd.	1,334,400	3,377,772
#	China Resources Medical Holdings Co. Ltd.	2,283,000	1,291,372
Ω	China Resources Pharmaceutical Group Ltd.	5,031,000	3,513,266
#	China Risun Group Ltd.	2,437,000	733,971
#*	China Ruyi Holdings Ltd.	19,772,000	7,904,440
*	China Sanjiang Fine Chemicals Co. Ltd.	1,736,000	388,952
*Ω	China Shengmu Organic Milk Ltd.	2,407,000	93,580
	China Shineway Pharmaceutical Group Ltd.	787,200	838,486
*	China Silver Group Ltd.	2,494,000	134,607
	China State Construction Development Holdings Ltd.	756,000	146,437
	China State Construction International Holdings Ltd.	3,122,000	4,782,876
*	China Sunshine Paper Holdings Co. Ltd.	1,680,000	412,522
#	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	3,346,312
	China Taiping Insurance Holdings Co. Ltd.	4,016,200	8,924,008
	China Testing & Certification International Group Co. Ltd., Class A	167,992	163,472
	China Tianying, Inc., Class A	292,200	174,013
#	China Tobacco International HK Co. Ltd.	643,000	2,693,210

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	7,922,000	$2,261,648
#	China Travel International Investment Hong Kong Ltd.	9,487,900	2,230,991
*	China Union Holdings Ltd., Class A	91,930	46,490
	China Vered Financial Holding Corp. Ltd.	1,363,500	181,948
#	China Water Affairs Group Ltd.	3,782,000	2,967,584
	China West Construction Group Co. Ltd., Class A	105,500	94,285
	China XLX Fertiliser Ltd.	1,888,000	1,574,525
#	China Yongda Automobiles Services Holdings Ltd.	1,858,000	529,277
#*Ω	China Youran Dairy Group Ltd.	4,116,000	1,935,870
*Ω	China Yuhua Education Corp. Ltd.	1,780,000	119,553
	Chinasoft International Ltd.	9,242,000	6,676,197
	Chongqing Chuanyi Automation Co. Ltd., Class A	59,400	166,025
	Chongqing Gas Group Corp. Ltd., Class A	135,200	106,675
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	505,504
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	36,200	94,418
	Chongqing Port Co. Ltd., Class A	47,800	37,047
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	179,427
	Chongqing Rural Commercial Bank Co. Ltd., Class H	3,860,000	3,061,524
	Chongqing Taiji Industry Group Co. Ltd., Class A	52,600	176,498
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	271,710	346,235
		Shares	Value»
CHINA — (Continued)
	CIG Shanghai Co. Ltd., Class A	55,300	$415,802
	CIMC Enric Holdings Ltd.	2,856,000	2,436,691
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	346,089
	CITIC Resources Holdings Ltd.	4,324,600	222,543
	City Development Environment Co. Ltd., Class A	147,700	283,862
*	Citychamp Watch & Jewellery Group Ltd.	1,672,000	80,531
*	ClouDr Group Ltd.	468,600	89,075
#*	CMGE Technology Group Ltd.	2,750,000	178,295
*	CNFinance Holdings Ltd., ADR	19,294	13,984
*	COFCO Biotechnology Co. Ltd., Class A	86,700	70,479
#*	COFCO Joycome Foods Ltd.	7,549,000	1,676,638
	Cofoe Medical Technology Co. Ltd., Class A	38,920	199,353
*	Comba Telecom Systems Holdings Ltd.	2,964,001	696,095
	Concord New Energy Group Ltd.	25,104,964	1,329,389
	Consun Pharmaceutical Group Ltd.	2,208,000	3,872,861
	Contec Medical Systems Co. Ltd., Class A	16,700	47,987
	Continental Aerospace Technologies Holding Ltd.	4,763,722	87,050
	COSCO SHIPPING Development Co. Ltd., Class H	9,979,000	1,485,926
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,226,000	1,808,160
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	2,473,436
	COSCO SHIPPING Ports Ltd.	3,587,854	2,512,448

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	$190,642
	Cosonic Intelligent Technologies Co. Ltd., Class A	21,400	51,443
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	275,127
	Crystal Clear Electronic Material Co. Ltd., Class A	206,800	300,720
	CSG Holding Co. Ltd., Class A	122,400	81,240
*	CSG Smart Science&Technology Co. Ltd., Class A	14,600	20,872
	CSPC Pharmaceutical Group Ltd.	13,108,000	16,474,061
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	971,100
	CTS International Logistics Corp. Ltd., Class A	261,220	227,825
*	CWT International Ltd.	2,970,000	74,216
*	Cybrid Technologies, Inc., Class A	40,800	63,492
*	Daan Gene Co. Ltd., Class A	294,060	284,044
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	405,200	348,821
#*	Dalipal Holdings Ltd.	1,198,000	825,675
#*	Damai Entertainment Holdings Ltd.	29,720,000	4,186,560
	Dashang Co. Ltd., Class A	61,314	166,369
#	Datang International Power Generation Co. Ltd., Class H	8,940,000	2,253,690
*	Datang Telecom Technology Co. Ltd., Class A	250,500	293,929
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	450,807
*	DBAPP Security Ltd., Class A	9,871	81,867
	DeHua TB New Decoration Materials Co. Ltd., Class A	166,016	230,234
*	Dezhan Healthcare Co. Ltd., Class A	421,300	283,748
		Shares	Value»
CHINA — (Continued)
	Dian Diagnostics Group Co. Ltd., Class A	12,459	$27,808
#	Digital China Holdings Ltd.	1,497,500	580,047
*	Digital China Information Service Group Co. Ltd., Class A	63,900	113,862
	Dirui Industrial Co. Ltd., Class A	20,300	41,114
#	Dongfang Electric Corp. Ltd., Class H	737,800	1,731,499
	Dongfeng Electronic Technology Co. Ltd., Class A	23,000	40,672
	Dongfeng Motor Group Co. Ltd., Class H	5,454,000	3,281,713
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	307,098
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	23,892	316,361
	Dongguan Eontec Co. Ltd., Class A	66,600	104,721
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,400	23,129
	Donghua Testing Technology Co. Ltd., Class A	11,200	60,198
*	Dongjiang Environmental Co. Ltd., Class H	607,800	202,397
	Dongyue Group Ltd.	4,984,000	6,587,567
	DouYu International Holdings Ltd., ADR	12,515	108,377
*	DPC Dash Ltd.	110,000	1,187,242
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	530,840
	Eaglerise Electric & Electronic China Co. Ltd., Class A	74,400	167,039
#*Ω	East Buy Holding Ltd.	305,000	852,950
	Eastcompeace Technology Co. Ltd., Class A	96,200	330,952
	E-Commodities Holdings Ltd.	3,316,000	405,181

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Edan Instruments, Inc., Class A	122,300	$221,948
	Edifier Technology Co. Ltd., Class A	67,399	122,792
	Edvantage Group Holdings Ltd.	673,516	141,656
	EEKA Fashion Holdings Ltd.	528,500	457,209
*	EFORT Intelligent Robot Co. Ltd.	19,973	64,784
*††	Elion Energy Co. Ltd., Class A	780,761	7,598
	EmbedWay Technologies Shanghai Corp., Class A	63,000	245,911
	ENN Energy Holdings Ltd.	264,000	2,151,604
	Era Co. Ltd., Class A	257,400	149,801
	Essex Bio-technology Ltd.	703,000	460,737
	Eternal Asia Supply Chain Management Ltd., Class A	286,500	178,093
	EVA Precision Industrial Holdings Ltd.	1,870,435	181,706
	Ever Sunshine Services Group Ltd.	906,000	239,147
#*Ω	Everest Medicines Ltd.	311,000	2,518,322
	Excellence Commercial Property & Facilities Management Group Ltd.	59,000	10,925
	Fangda Special Steel Technology Co. Ltd., Class A	254,100	206,410
	Far East Horizon Ltd.	5,369,000	5,464,988
	Far East Smarter Energy Co. Ltd., Class A	84,000	64,536
	FAWER Automotive Parts Co. Ltd., Class A	333,000	274,479
	Feilong Auto Components Co. Ltd., Class A	105,300	250,032
	FESCO Group Co. Ltd., Class A	48,000	139,912
*	FIH Mobile Ltd.	894,700	1,594,866
		Shares	Value»
CHINA — (Continued)
*	Financial Street Holdings Co. Ltd., Class A	411,700	$167,547
#	FinVolution Group, ADR	308,854	2,653,056
	First Tractor Co. Ltd., Class H	1,071,176	966,905
#	Flat Glass Group Co. Ltd., Class H	689,000	893,589
	Focus Lightings Tech Co. Ltd., Class A	124,800	217,385
	Focused Photonics Hangzhou, Inc., Class A	72,100	191,148
	Focuslight Technologies, Inc., Class A	14,686	173,952
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	199,367
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	81,226
*	Foshan Yowant Technology Co. Ltd., Class A	97,100	92,076
	Fosun International Ltd.	5,664,500	3,909,161
	Friend Co. Ltd., Class A	31,400	74,932
	Fu Shou Yuan International Group Ltd.	3,726,000	1,712,358
	Fufeng Group Ltd.	6,291,600	6,946,351
#*††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Apex Software Co. Ltd., Class A	35,100	203,163
	Fujian Foxit Software Development JSC Ltd., Class A	1,977	22,246
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	110,897
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	93,777
	Fushun Special Steel Co. Ltd., Class A	195,800	153,059
*	Future Machine Ltd.	382,000	49,463
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	586,000	1,945,144

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	$204,179
	Gansu Shangfeng Cement Co. Ltd., Class A	26,361	31,980
	Gansu Yasheng Industrial Group Co. Ltd., Class A	177,200	73,533
*	GCL New Energy Holdings Ltd.	292,000	16,125
*	GDS Holdings Ltd. (9698 HK), Class A	2,853,200	12,858,633
#*	Gemdale Properties & Investment Corp. Ltd.	9,388,000	341,050
	GemPharmatech Co. Ltd., Class A	19,712	43,595
Ω	Genertec Universal Medical Group Co. Ltd.	2,260,000	1,850,096
*	Genscript Biotech Corp.	2,216,000	4,806,291
#Ω	Giant Biogene Holding Co. Ltd.	352,400	2,512,873
#*	Global New Material International Holdings Ltd.	1,151,000	755,216
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	517,714
	Goldenmax International Group Ltd., Class A	66,500	110,616
	Goldwind Science & Technology Co. Ltd., Class H	2,072,400	1,839,627
	Goodbaby International Holdings Ltd.	1,277,000	178,014
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	20,500	118,649
#	Grand Pharmaceutical Group Ltd.	3,333,000	3,686,165
*	Greatoo Intelligent Equipment, Inc., Class A	379,400	415,860
	Greentown China Holdings Ltd.	3,298,648	4,149,147
		Shares	Value»
CHINA — (Continued)
#Ω	Greentown Management Holdings Co. Ltd.	801,000	$290,793
	Greentown Service Group Co. Ltd.	3,722,000	2,266,241
	GRG Metrology & Test Group Co. Ltd., Class A	45,400	107,968
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	215,700	139,637
*	Guangdong DFP New Material Group Co. Ltd.	262,400	150,922
	Guangdong Dongpeng Holdings Co. Ltd., Class A	171,500	141,458
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	287,474
*	Guangdong Golden Dragon Development, Inc., Class A	97,600	194,401
	Guangdong Goworld Co. Ltd., Class A	8,300	14,933
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	31,500	48,812
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	303,300	308,412
	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	94,951
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	184,295
	Guangdong Huate Gas Co. Ltd., Class A	19,861	142,644
	Guangdong Investment Ltd.	7,730,000	6,880,393
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	49,776	152,586
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	19,400	59,595

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	23,600	$52,811
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	171,129
	Guangdong Sirio Pharma Co. Ltd., Class A	38,841	123,498
	Guangdong South New Media Co. Ltd., Class A	47,500	270,614
	Guangdong Tapai Group Co. Ltd., Class A	198,600	222,809
*	Guangdong TCL Smart Home Appliances Co. Ltd.	98,000	137,984
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	219,758
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	79,600	162,968
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	507,500	210,061
*	Guanghui Logistics Co. Ltd., Class A	67,000	70,840
#	Guangshen Railway Co. Ltd., Class H	3,770,000	940,018
	Guangxi LiuYao Group Co. Ltd., Class A	78,280	196,136
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	669,900	252,911
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	30,902	91,409
	Guangzhou Automobile Group Co. Ltd., Class H	3,414,000	1,379,558
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	594,000	1,367,521
		Shares	Value»
CHINA — (Continued)
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	$99,804
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	171,100
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	205,407
#*	Guangzhou R&F Properties Co. Ltd., Class H	2,339,200	267,502
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	150,898
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	325,783
	Guangzhou Wondfo Biotech Co. Ltd., Class A	45,600	151,250
	Guilin Layn Natural Ingredients Corp., Class A	130,630	149,717
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	95,800	200,523
	Guizhou Gas Group Corp. Ltd., Class A	140,928	134,117
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	244,100	169,215
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	153,198
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	99,461
	Guizhou Tyre Co. Ltd., Class A	306,100	192,285
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	401,700	209,352
*	Guizhou Zhenhua E-chem, Inc., Class A	28,314	53,973
*	Guizhou Zhongyida Co. Ltd., Class A	30,600	52,827
*	Guoguang Electric Co. Ltd., Class A	108,600	231,847
	Guomai Technologies, Inc., Class A	172,600	290,275
#	Guoquan Food Shanghai Co. Ltd.	266,000	123,928

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Gushengtang Holdings Ltd.	404,900	$1,844,829
	H World Group Ltd. (1179 HK)	168,400	525,610
#*Ω	Haichang Ocean Park Holdings Ltd.	6,456,000	643,223
#Ω	Haidilao International Holding Ltd.	2,030,000	3,598,575
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	60,281
*	Haima Automobile Co. Ltd., Class A	272,500	165,594
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	170,401
*	Hainan Meilan International Airport Co. Ltd., Class H	640,000	877,886
	Haitian International Holdings Ltd.	2,453,000	6,649,479
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,480,000	371,994
	Hangxiao Steel Structure Co. Ltd., Class A	478,008	175,755
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	50,800	158,980
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	23,600	86,314
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	41,354	224,621
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	121,800	152,577
	Hangzhou Onechance Tech Corp., Class A	47,370	165,983
#*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	302,600	655,534
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	220,760
		Shares	Value»
CHINA — (Continued)
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	344,000	$2,441,814
	Hangzhou Weiguang Electronic Co. Ltd., Class A	4,800	21,990
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	9,700	20,882
	Haosen Fintech Group Ltd.	7,000	11,567
*Ω	Harbin Bank Co. Ltd., Class H	1,166,000	63,934
	Harbin Electric Co. Ltd., Class H	2,013,413	1,919,396
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	134,448
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	233,400	119,975
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	287,359
	HBIS Resources Co. Ltd., Class A	82,100	157,718
#*Ω	HBM Holdings Ltd.	1,203,000	1,432,448
#	Health & Happiness H&H International Holdings Ltd.	415,500	605,707
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	250,137
	Hefei Urban Construction Development Co. Ltd., Class A	161,200	153,999
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	38,600	69,852
	Helens International Holdings Co. Ltd.	286,500	46,459
	Hello Group, Inc., Sponsored ADR	196,591	1,617,944
	Henan Liliang Diamond Co. Ltd., Class A	49,200	201,626
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	272,497

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Henan Yicheng New Energy Co. Ltd., Class A	382,000	$231,347
	Henan Yuguang Gold & Lead Co. Ltd., Class A	226,100	256,022
*	Henan Yuneng Holdings Co. Ltd., Class A	203,900	153,694
	Hengan International Group Co. Ltd.	1,285,500	3,840,308
	Hengbao Co. Ltd., Class A	21,900	60,353
*	Hengdeli Holdings Ltd.	6,159,024	98,163
	HG Technologies Co. Ltd., Class A	16,250	44,144
*	Hi Sun Technology China Ltd.	1,932,000	130,144
*	Hiconics Eco-energy Technology Co. Ltd., Class A	25,500	21,333
#	Hisense Home Appliances Group Co. Ltd., Class H	1,365,000	3,914,428
	Hitevision Co. Ltd., Class A	39,400	135,608
	HitGen, Inc., Class A	19,137	62,065
*	HNA Technology Co. Ltd., Class A	393,400	209,472
	Hongli Zhihui Group Co. Ltd., Class A	79,400	74,469
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	110,961
#*	Hopson Development Holdings Ltd.	4,531,026	2,181,492
	Horizon Construction Development Ltd.	1,797,591	261,677
	Hoymiles Power Electronics, Inc., Class A	7,358	104,285
#Ω	Hua Hong Semiconductor Ltd.	1,981,000	10,199,473
	Huabao International Holdings Ltd.	664,000	289,289
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	67,390
	Huadian Heavy Industries Co. Ltd., Class A	189,000	168,890
		Shares	Value»
CHINA — (Continued)
	Huadian Power International Corp. Ltd., Class H	3,826,000	$2,059,756
	Huafu Fashion Co. Ltd., Class A	362,752	234,746
*	Huakai Yibai Technology Co. Ltd., Class A	23,900	37,200
	Huangshan Novel Co. Ltd., Class A	101,840	164,313
	Huangshan Tourism Development Co. Ltd., Class A	89,300	143,846
*	Huanxi Media Group Ltd.	730,000	33,622
*	Huapont Life Sciences Co. Ltd., Class A	185,400	112,698
#	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	1,055,227
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	297,100	224,753
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	179,790
	Hubei Huitian New Materials Co. Ltd., Class A	18,600	25,864
	Hubei Zhenhua Chemical Co. Ltd., Class A	138,180	273,643
*	Huizhou CEE Technology, Inc., Class A	18,600	31,502
	Hunan Aihua Group Co. Ltd., Class A	21,987	48,557
	Hunan Corun New Energy Co. Ltd., Class A	142,100	111,650
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	432,800	280,804
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	84,600	72,389
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	47,200	120,779
*	Hunan Kaimeite Gases Co. Ltd., Class A	46,900	76,763

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hunan New Wellful Co. Ltd., Class A	133,000	$114,899
*	Hunan Silver Co. Ltd., Class A	372,800	232,176
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	365,920
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	345,136
*	HUTCHMED China Ltd., ADR	2,428	43,170
*	HUTCHMED China Ltd.	871,500	3,114,803
#	HUYA, Inc., ADR	123,054	413,461
*Ω	Hygeia Healthcare Holdings Co. Ltd.	729,400	1,585,028
*	Hymson Laser Technology Group Co. Ltd., Class A	45,909	197,437
*	HyUnion Holding Co. Ltd., Class A	244,800	332,950
*	IAT Automobile Technology Co. Ltd., Class A	63,300	101,379
*Ω	IMAX China Holding, Inc.	236,900	255,330
*	IMotion Automotive Technology Suzhou Co. Ltd.	71,200	134,579
	Inkeverse Group Ltd.	997,000	160,568
*	INKON Life Technology Co. Ltd., Class A	109,700	154,726
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	241,315
*Ω	InnoCare Pharma Ltd.	846,000	1,938,290
*	Insigma Technology Co. Ltd., Class A	171,400	222,949
	Inspur Digital Enterprise Technology Ltd.	1,410,000	1,869,722
#*	iQIYI, Inc., ADR	241,116	443,653
	IReader Technology Co. Ltd., Class A	87,800	252,979
*	J&T Global Express Ltd.	4,321,800	5,685,130
	Jack Technology Co. Ltd., Class A	5,700	32,217
	Jade Bird Fire Co. Ltd., Class A	165,360	239,154
	Jangho Group Co. Ltd., Class A	203,600	222,052
		Shares	Value»
CHINA — (Continued)
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	15,300	$21,461
*Ω	Jenscare Scientific Co. Ltd., Class H	118,200	141,560
#	JF SmartInvest Holdings Ltd.	250,000	1,655,099
	Jia Yao Holdings Ltd.	17,000	5,869
	Jiajiayue Group Co. Ltd., Class A	8,000	11,845
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	218,553
	Jianglong Shipbuilding Co. Ltd., Class A	12,300	25,205
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	186,664
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	221,410
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	22,600	126,445
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	41,200	76,254
*	Jiangsu Dagang Co. Ltd., Class A	88,600	171,610
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	185,300	236,971
	Jiangsu Etern Co. Ltd., Class A	242,600	304,913
*	Jiangsu General Science Technology Co. Ltd., Class A	298,800	192,728
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	209,235
	Jiangsu Guomao Reducer Co. Ltd., Class A	63,600	130,552
	Jiangsu Guotai International Group Co. Ltd., Class A	183,100	185,019
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	196,710

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu High Hope International Group Corp., Class A	171,400	$70,679
	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	114,280
	Jiangsu Hongtian Technology Co. Ltd., Class A	19,400	80,319
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	167,938
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	4,916	23,450
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	111,340	272,722
	Jiangsu Lianyungang Port Co. Ltd., Class A	70,800	58,259
	Jiangsu Linyang Energy Co. Ltd., Class A	231,200	185,356
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	160,795
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	22,600	24,042
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	32,600	61,073
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	162,714
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	26,800	21,048
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	195,420
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	37,583
*	Jiangsu Sopo Chemical Co., Class A	92,401	103,907
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	262,221	194,439
		Shares	Value»
CHINA — (Continued)
	Jiangsu ToLand Alloy Co. Ltd., Class A	44,900	$153,384
*	Jiangsu Transimage Technology Co. Ltd., Class A	7,700	19,144
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	111,950
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	143,900	59,946
*	Jiangsu Zongyi Co. Ltd., Class A	130,900	97,633
	Jiangxi Bank Co. Ltd., Class H	325,000	28,543
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	175,983
	Jiangxi Copper Co. Ltd., Class H	1,731,000	3,459,800
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	132,885
	Jiangxi Ganneng Co. Ltd., Class A	161,100	203,367
	Jiangxi Ganyue Expressway Co. Ltd., Class A	264,600	186,196
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	218,644
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	252,625
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	65,300	88,992
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	140,169
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	162,601
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	243,200	83,813
	Jianmin Pharmaceutical Group Co. Ltd., Class A	26,000	150,273
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	246,334	284,370
*	Jilin Chemical Fibre, Class A	494,202	277,286

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jilin OLED Material Tech Co. Ltd., Class A	17,858	$44,412
*	Jilin Quanyangquan Co. Ltd., Class A	69,000	69,753
††	Jinchuan Group International Resources Co. Ltd.	7,638,000	467,037
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	157,003
	Jingjin Equipment, Inc., Class A	55,500	120,346
	Jinhong Gas Co. Ltd., Class A	61,973	151,442
	Jinhui Liquor Co. Ltd., Class A	53,400	134,594
*	Jinke Smart Services Group Co. Ltd., Class H	255,300	220,008
#	JinkoSolar Holding Co. Ltd., ADR	141,757	3,110,149
	Jinlei Technology Co. Ltd., Class A	66,900	197,564
	Jinlongyu Group Co. Ltd., Class A	77,600	346,493
	Jinmao Property Services Co. Ltd.	156,779	62,523
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	223,375
	Jinneng Science&Technology Co. Ltd., Class A	104,000	103,162
#Ω	Jinxin Fertility Group Ltd.	5,617,500	2,386,215
	Jinyu Bio-Technology Co. Ltd., Class A	212,400	252,909
	Jinzai Food Group Co. Ltd., Class A	76,700	134,315
#Ω	Jiumaojiu International Holdings Ltd.	481,000	173,437
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	527,881
	JNBY Design Ltd.	642,000	1,520,291
#Ω	Joinn Laboratories China Co. Ltd., Class H	93,400	283,715
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	169,274
		Shares	Value»
CHINA — (Continued)
	Jones Tech PLC, Class A	24,760	$102,848
*	Joy City Property Ltd.	2,074,000	97,755
	Joyoung Co. Ltd., Class A	33,740	47,109
	JS Corrugating Machinery Co. Ltd., Class A	95,000	151,856
*Ω	JS Global Lifestyle Co. Ltd.	1,586,500	355,547
	JSTI Group, Class A	138,900	185,110
*	Ju Teng International Holdings Ltd.	2,554,000	405,841
	Juewei Food Co. Ltd., Class A	54,600	115,072
	Jutal Offshore Oil Services Ltd.	38,000	3,141
	Jutze Intelligent Technology Co. Ltd., Class A	9,900	26,025
*Ω	JW Cayman Therapeutics Co. Ltd.	47,000	30,961
*	JY Grandmark Holdings Ltd.	431,000	16,303
	Kaishan Group Co. Ltd., Class A	138,400	260,798
#	Kangji Medical Holdings Ltd.	1,000,000	1,072,611
	KEDE Numerical Control Co. Ltd., Class A	23,357	186,331
*	Keep, Inc.	96,300	66,023
	Keli Motor Group Co. Ltd., Class A	121,800	240,393
	Keli Sensing Technology Ningbo Co. Ltd., Class A	50,300	446,259
	Kinco Automation Shanghai Co. Ltd., Class A	4,929	65,088
	Kinetic Development Group Ltd.	4,910,000	808,001
	Kingboard Holdings Ltd.	2,266,421	8,118,608
	Kingboard Laminates Holdings Ltd.	3,720,000	4,776,272
*	Kingdee International Software Group Co. Ltd.	148,000	343,510
*	Kingsignal Technology Co. Ltd., Class A	13,600	22,180
	Kingsoft Corp. Ltd.	2,467,600	11,220,805

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	$193,709
	Kuangda Technology Group Co. Ltd., Class A	287,400	202,293
	Kunlun Energy Co. Ltd.	5,550,000	5,346,595
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	48,920	218,616
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	21,600	47,890
*	Kyland Technology Co. Ltd., Class A	104,600	301,313
	Lancy Co. Ltd., Class A	87,800	214,647
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	225,600	241,208
	Launch Tech Co. Ltd., Class H	293,000	438,679
	Lee & Man Chemical Co. Ltd.	528,785	278,771
#	Lee & Man Paper Manufacturing Ltd.	1,059,000	350,894
*Ω	Legend Holdings Corp., Class H	1,534,800	1,947,091
	Leoch International Technology Ltd.	97,000	23,900
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	196,470
	LexinFintech Holdings Ltd., ADR	177,359	1,129,777
	Li Ning Co. Ltd.	6,053,001	12,824,427
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	116,821
#	Liaoning Port Co. Ltd., Class H	968,000	101,000
	Lier Chemical Co. Ltd., Class A	168,180	298,361
#*	Lifetech Scientific Corp.	8,522,000	2,207,593
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	157,267
*	Linewell Software Co. Ltd., Class A	46,700	86,921
	Lingbao Gold Group Co. Ltd., Class H	870,000	1,122,832
		Shares	Value»
CHINA — (Continued)
#Ω	Linklogis, Inc., Class B	2,001,500	$560,683
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	249,732
	Livzon Pharmaceutical Group, Inc., Class H	641,903	3,072,594
Ω	Longfor Group Holdings Ltd.	5,284,000	6,576,773
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	231,431
	Lonking Holdings Ltd.	5,962,000	2,012,173
	Lontium Semiconductor Corp., Class A	21,565	198,650
*	Lotus Holdings Co. Ltd.	164,799	140,934
	Lucky Harvest Co. Ltd., Class A	34,190	194,032
	Luoniushan Co. Ltd., Class A	103,128	90,461
	Lushang Freda Pharmaceutical Co. Ltd., Class A	205,700	238,668
	Luxin Venture Capital Group Co. Ltd., Class A	140,600	243,317
	Luyang Energy-Saving Materials Co. Ltd.	94,900	141,446
#*Ω	Luye Pharma Group Ltd.	4,392,500	2,403,419
	Lygend Resources & Technology Co. Ltd.-H	56,200	105,603
#*	Maanshan Iron & Steel Co. Ltd., Class H	3,650,048	1,012,457
	Maccura Biotechnology Co. Ltd., Class A	106,861	190,019
*	Malion New Materials Co. Ltd., Class A	68,600	119,109
#Ω	Maoyan Entertainment	1,166,200	1,156,275
*	Marssenger Kitchenware Co. Ltd., Class A	21,600	42,366
	Maxvision Technology Corp., Class A	39,800	175,500

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	113,700	$207,240
Ω	Medlive Technology Co. Ltd.	344,500	702,289
	Mehow Innovative Ltd., Class A	33,900	86,986
	MeiG Smart Technology Co. Ltd., Class A	44,800	275,978
Ω	Meitu, Inc.	5,414,500	8,280,080
	Mesnac Co. Ltd., Class A	196,900	235,766
	Metallurgical Corp. of China Ltd., Class H	1,684,000	364,567
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	225,926
*Ω	Microport Cardioflow Medtech Corp.	1,169,000	207,496
#	MicroPort NeuroScientific Corp.	316,152	577,352
#*	Microport Scientific Corp.	1,471,200	2,659,249
#*Ω	Midea Real Estate Holding Ltd.	462,200	254,799
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	215,408
#	Ming Yuan Cloud Group Holdings Ltd.	1,650,000	674,875
*	Mingfa Group International Co. Ltd.	3,833,000	78,165
	MINISO Group Holding Ltd.	871,600	4,148,877
*	Minmetals Development Co. Ltd., Class A	196,200	217,061
*	Minmetals Land Ltd.	2,206,000	114,796
	Minth Group Ltd.	1,963,000	6,479,938
*	Miracle Automation Engineering Co. Ltd., Class A	8,000	17,628
	Miracll Chemicals Co. Ltd., Class A	34,400	81,407
	MLS Co. Ltd., Class A	69,700	81,710
*	MMG Ltd.	11,918,598	5,795,070
*Ω	Mobvista, Inc.	968,000	1,101,850
		Shares	Value»
CHINA — (Continued)
*	MOG Digitech Holdings Ltd.	600,000	$42,941
	Moon Environment Technology Co. Ltd., Class A	184,080	325,624
#	Morimatsu International Holdings Co. Ltd.	612,000	707,234
	Motic Xiamen Electric Group Co. Ltd., Class A	22,900	51,617
*	Mount Everest Gold Group Co. Ltd.	107,000	20,835
	MYS Group Co. Ltd., Class A	131,600	67,606
*	Nanfang Zhongjin Environment Co. Ltd., Class A	318,400	168,470
	Nanhua Futures Co. Ltd., Class A	44,400	140,418
	NanJi E-Commerce Co. Ltd., Class A	641,100	329,877
	Nanjing Cosmos Chemical Co. Ltd., Class A	52,600	108,670
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	301,575
	Nanjing Pharmaceutical Co. Ltd., Class A	244,800	176,509
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	265,000	274,574
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	243,014
	Natural Food International Holding Ltd.	112,000	11,259
*	Nayuki Holdings Ltd.	132,500	25,813
	NetDragon Websoft Holdings Ltd.	605,000	835,601
*Ω	NetEase Cloud Music, Inc.	156,250	5,062,613
	Neusoft Corp., Class A	58,100	79,170
#*††Ω	New Horizon Health Ltd.	269,500	90,978
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	170,943

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	New Trend International Logis-Tech Co. Ltd., Class A	27,200	$45,991
#*	Newborn Town, Inc.	1,330,000	1,794,538
	Nexteer Automotive Group Ltd.	2,342,000	1,747,712
#*	Nine Dragons Paper Holdings Ltd.	3,319,000	1,820,107
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	118,898
	Ningbo Exciton Technology Co. Ltd., Class A	24,500	64,175
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	27,600	73,613
	Ningbo Jintian Copper Group Co. Ltd., Class A	290,000	314,577
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	4,400	21,836
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	132,894
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	74,400	173,328
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	252,857
	Ningbo Yunsheng Co. Ltd., Class A	214,400	353,298
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	159,598
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	83,800	196,470
*	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	196,266
#*	Niu Technologies, Sponsored ADR	6,079	21,884
	NKY Medical Holdings Ltd., Class A	84,300	194,248
	Noah Holdings Ltd., Sponsored ADR	63,066	766,252
	North Chemical Industries Co. Ltd., Class A	44,800	105,220
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	138,000	$132,004
*	North Electro-Optic Co. Ltd., Class A	27,600	80,247
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	267,267
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	188,300
	Novoray Corp., Class A	3,272	26,371
*	NSFOCUS Technologies Group Co. Ltd., Class A	20,800	22,964
*	Nuode New Materials Co. Ltd., Class A	306,700	266,375
#*Ω	Ocumension Therapeutics	467,000	610,725
	Onewo, Inc., Class H	536,700	1,532,265
	OPT Machine Vision Tech Co. Ltd., Class A	17,772	241,172
	Orient International Enterprise Ltd., Class A	147,700	151,949
	Orient Overseas International Ltd.	82,500	1,484,363
#*	OSL Group Ltd.	447,500	937,482
*	PCI Technology Group Co. Ltd., Class A	134,600	106,892
*Ω	Peijia Medical Ltd.	848,000	928,010
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	0
*	Pengxin International Mining Co. Ltd., Class A	328,300	196,383
	PharmaBlock Sciences Nanjing, Inc., Class A	33,400	227,922
#Ω	Pharmaron Beijing Co. Ltd., Class H	754,500	2,174,431
*	Phenix Optical Co. Ltd., Class A	25,200	73,555
	PhiChem Corp., Class A	111,226	303,067
Ω	Ping An Healthcare & Technology Co. Ltd.	4,285,358	6,719,573

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PNC Process Systems Co. Ltd., Class A	59,680	$206,228
	Poly Property Group Co. Ltd.	5,432,500	1,070,981
#	Poly Property Services Co. Ltd., Class H	404,200	1,794,020
*	Porton Pharma Solutions Ltd., Class A	106,500	350,007
	Pou Sheng International Holdings Ltd.	5,331,806	338,790
*	Powerwin Tech Group Ltd.	88,000	31,101
	Prinx Chengshan Holdings Ltd.	169,000	167,923
	PW Medtech Group Ltd.	1,354,000	244,129
	Pylon Technologies Co. Ltd., Class A	27,878	165,660
	Q Technology Group Co. Ltd.	1,418,000	2,137,342
	Qianhe Condiment & Food Co. Ltd., Class A	97,500	160,714
	Qifu Technology, Inc., ADR	311,170	10,682,466
	Qiming Information Technology Co. Ltd., Class A	33,000	81,293
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	330,481
	Qingdao Citymedia Co. Ltd., Class A	32,400	31,235
	Qingdao East Steel Tower Stock Co. Ltd., Class A	256,600	349,043
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	96,222	227,911
	Qingdao Gaoce Technology Co. Ltd., Class A	114,045	165,446
	Qingdao Gon Technology Co. Ltd., Class A	61,200	305,940
	Qingdao Haier Biomedical Co. Ltd., Class A	33,010	151,448
		Shares	Value»
CHINA — (Continued)
	Qingdao Hanhe Cable Co. Ltd., Class A	365,300	$175,902
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	33,914	56,544
	Qingdao NovelBeam Technology Co. Ltd., Class A	5,724	33,112
Ω	Qingdao Port International Co. Ltd., Class H	922,000	766,512
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	110,949
*	Qingling Motors Co. Ltd., Class H	246,000	24,995
	Qinhuangdao Port Co. Ltd., Class H	1,989,500	557,652
*	Qudian, Inc., Sponsored ADR	314,980	1,272,519
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	127,188
	Quick Intelligent Equipment Co. Ltd., Class A	45,000	163,466
#*	Radiance Holdings Group Co. Ltd.	90,000	32,091
	Rainbow Digital Commercial Co. Ltd., Class A	23,400	18,378
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	196,936
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	996,120	198,868
	Renhe Pharmacy Co. Ltd., Class A	279,500	228,226
*	REPT BATTERO Energy Co. Ltd.	163,000	239,797
	Rianlon Corp., Class A	38,750	169,367
*	Risen Energy Co. Ltd., Class A	127,900	179,866
	Rizhao Port Co. Ltd., Class A	359,300	159,698
*	RongFa Nuclear Equipment Co. Ltd., Class A	416,700	448,901
	Ruida Futures Co. Ltd., Class A	68,700	205,271

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	$234,086
	Sanjiang Shopping Club Co. Ltd., Class A	13,100	20,608
	Sanquan Food Co. Ltd., Class A	91,600	140,493
*	Sansteel Minguang Co. Ltd. Fujian, Class A	77,094	52,926
*	Sanwei Holding Group Co. Ltd., Class A	10,100	14,883
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	3,946,648
*	Seazen Group Ltd.	5,006,571	1,595,926
	Shaanxi Fenghuo Electronics Co. Ltd., Class A	85,800	117,955
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	176,566
*	Shandong BoAn Biotechnology Co. Ltd., Class H	8,600	18,785
	Shandong Bohui Paper Industrial Co. Ltd., Class A	167,103	113,244
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	340,995
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	209,354
	Shandong Dongyue Silicone Material Co. Ltd., Class A	234,400	317,220
*	Shandong Haihua Co. Ltd., Class A	134,000	110,420
	Shandong Head Group Co. Ltd., Class A	11,060	20,246
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	320,100	259,989
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	88,533
		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	$176,108
	Shandong Jinjing Science & Technology Co. Ltd., Class A	273,400	192,682
*	Shandong Longda Meishi Co. Ltd., Class A	85,000	63,814
	Shandong Lukang Pharma, Class A	169,300	246,756
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,394,400	3,864,474
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	199,188
	Shandong Xiantan Co. Ltd., Class A	148,800	126,293
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	599,723
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	98,100	120,743
	Shanghai Acrel Co. Ltd., Class A	7,000	21,460
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	273,000	272,948
*	Shanghai AJ Group Co. Ltd., Class A	328,600	275,401
	Shanghai AtHub Co. Ltd., Class A	15,333	56,133
	Shanghai Baolong Automotive Corp., Class A	45,200	242,509
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	147,879
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	25,100	13,294
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	178,459
	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	297,408

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	$194,828
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	136,700	106,890
	Shanghai Datun Energy Resources Co. Ltd., Class A	85,000	141,212
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	413,000	124,307
	Shanghai Environment Group Co. Ltd., Class A	149,986	167,682
*	Shanghai Feilo Acoustics Co. Ltd., Class A	472,700	373,928
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	431,000	1,051,819
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	779,000	3,119,243
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	310,000	161,286
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	198,961
	Shanghai Gentech Co. Ltd., Class A	56,430	281,512
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	36,000	85,241
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	69,500	248,640
*Ω	Shanghai Henlius Biotech, Inc., Class H	24,000	213,688
	Shanghai Industrial Holdings Ltd.	1,180,000	2,199,755
*	Shanghai Industrial Urban Development Group Ltd.	2,289,000	98,853
		Shares	Value»
CHINA — (Continued)
#*	Shanghai INT Medical Instruments Co. Ltd.	112,600	$402,572
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	68,100	101,973
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	183,462
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	122,619
	Shanghai Liangxin Electrical Co. Ltd., Class A	153,265	205,123
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	4,905	74,998
*	Shanghai Milkground Food Tech Co. Ltd., Class A	77,599	287,050
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	24,900	22,896
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	309,000	492,813
	Shanghai Pioneer Holding Ltd.	1,461,000	412,830
	Shanghai Pret Composites Co. Ltd., Class A	32,000	53,253
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	227,482
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	130,002
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	201,428
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	203,335
	Shanghai Yct Electronics Group Co. Ltd., Class A	9,300	59,158

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Zhezhong Group Co. Ltd., Class A	9,900	$19,407
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	331,843
	Shanxi Blue Flame Holding Co. Ltd., Class A	207,400	202,149
	Shanxi Coking Co. Ltd., Class A	119,000	64,444
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	22,236
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	129,269
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	135,500	126,241
	Shengda Resources Co. Ltd., Class A	162,407	343,724
	Shenma Industry Co. Ltd., Class A	201,400	247,938
*	Shenyang Jinbei Automotive Co. Ltd., Class A	217,100	150,643
	Shenzhen Agricultural Power Group Co. Ltd., Class A	162,000	146,189
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	153,154
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	102,901
	Shenzhen Center Power Tech Co. Ltd., Class A	76,900	173,121
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	149,635
	Shenzhen Changhong Technology Co. Ltd., Class A	55,900	105,777
	Shenzhen Click Technology Co. Ltd., Class A	87,200	165,442
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	202,688
	Shenzhen Das Intellitech Co. Ltd., Class A	436,811	201,223
		Shares	Value»
CHINA — (Continued)
	Shenzhen Desay Battery Technology Co., Class A	43,574	$137,536
*	Shenzhen Dynanonic Co. Ltd., Class A	8,100	37,049
#	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,208,412
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	247,900	97,959
*	Shenzhen Fenda Technology Co. Ltd., Class A	179,900	163,698
	Shenzhen Forms Syntron Information Co. Ltd.	67,000	370,508
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	148,900	149,308
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	164,300	252,647
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	248,500	202,935
	Shenzhen International Holdings Ltd.	4,712,256	4,712,007
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	7,922
#*	Shenzhen Investment Ltd.	10,139,720	1,159,196
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	102,949
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	136,551
	Shenzhen Jinjia Group Co. Ltd., Class A	74,700	41,159
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	205,251

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	105,700	$230,007
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	177,645
	Shenzhen Leaguer Co. Ltd., Class A	211,200	238,018
	Shenzhen Lifotronic Technology Co. Ltd., Class A	82,745	156,204
	Shenzhen Microgate Technology Co. Ltd., Class A	175,100	277,417
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	568,900	222,791
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	315,926
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	200,036
	Shenzhen SEG Co. Ltd., Class A	65,800	74,135
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	268,617
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	351,593
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	23,908	89,042
	Shenzhen Tagen Group Co. Ltd., Class A	45,410	22,370
	Shenzhen Topraysolar Co. Ltd., Class A	43,100	21,656
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	173,278
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	141,877
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	132,645
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	220,000	254,271
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	157,800	$531,490
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	39,100	204,911
	Shinva Medical Instrument Co. Ltd., Class A	51,300	118,328
#	Shoucheng Holdings Ltd.	6,317,600	1,489,312
	Shougang Fushan Resources Group Ltd.	5,749,565	2,110,889
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,624
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	28,300	21,954
	Shui On Land Ltd.	8,154,143	796,668
*	Sichuan Chengfei Integration Technology Corp., Class A	93,300	446,776
	Sichuan EM Technology Co. Ltd., Class A	162,300	394,347
#	Sichuan Expressway Co. Ltd., Class H	3,296,000	1,980,309
	Sichuan Furong Technology Co. Ltd., Class A	35,620	46,662
	Sichuan Haite High-tech Co. Ltd., Class A	151,676	231,492
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	189,871
*	Sichuan Lutianhua Co. Ltd., Class A	313,600	196,252
	Sichuan Teway Food Group Co. Ltd., Class A	46,500	72,936
#	Sihuan Pharmaceutical Holdings Group Ltd.	4,489,000	742,640
	SIIC Environment Holdings Ltd. (807 HK)	128,000	17,897
Ω	Simcere Pharmaceutical Group Ltd.	616,000	1,032,949

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinic Holdings Group Co. Ltd.	235,000	$0
	Sino Biopharmaceutical Ltd.	2,624,000	2,513,008
*	Sino GeoPhysical Co. Ltd., Class A	30,700	84,847
	Sino Wealth Electronic Ltd., Class A	20,300	71,952
	Sinocare, Inc., Class A	29,600	86,010
	Sinofert Holdings Ltd.	6,383,327	1,152,795
*	Sinolink Worldwide Holdings Ltd.	76,000	97,035
	Sinomach Automobile Co. Ltd., Class A	178,300	157,509
	Sinomach Precision Industry Group Co. Ltd., Class A	99,800	268,133
	Sinopec Engineering Group Co. Ltd., Class H	3,836,500	2,978,898
	Sinopec Kantons Holdings Ltd.	3,098,000	1,779,987
*	Sinopec Oilfield Equipment Corp., Class A	170,200	162,966
*	Sinopec Oilfield Service Corp., Class H	6,360,000	640,935
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,038,000	1,421,167
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	26,767	182,620
	Sinopharm Group Co. Ltd., Class H	2,362,000	5,677,366
	Sinoseal Holding Co. Ltd., Class A	39,200	202,420
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	276,663
	Sinosteel New Materials Co. Ltd., Class A	124,300	168,208
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd.	5,500	5,882
	Sinotrans Ltd., Class H	7,927,000	4,396,012
	Sinotruk Hong Kong Ltd.	1,934,000	5,893,968
		Shares	Value»
CHINA — (Continued)
#*	Sipai Health Technology Co. Ltd.	355,000	$274,619
*	Skyworth Group Ltd.	738,000	290,108
	Snowsky Salt Industry Group Co. Ltd., Class A	169,712	121,593
*	SOHO China Ltd.	5,255,500	388,712
	Soho Holly Futures Co. Ltd., Class H	729,000	404,476
	Sokan New Materials Group Co. Ltd., Class A	4,760	25,010
	Solareast Holdings Co. Ltd., Class A	32,200	42,567
*	South Manganese Investment Ltd.	627,000	25,581
*	SPIC Yuanda Environmental-Protection Co. Ltd., Class A	77,300	128,701
	SSY Group Ltd.	5,589,152	2,218,231
	Stanley Agricultural Group Co. Ltd., Class A	223,700	273,967
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	167,400	188,203
#*	Star Plus Legend Holdings Ltd., Class H	293,500	464,303
	Sumavision Technologies Co. Ltd., Class A	300,100	238,527
	Sun Art Retail Group Ltd.	5,430,500	1,431,382
	Sun King Technology Group Ltd.	3,180,000	610,732
	Sunflower Pharmaceutical Group Co. Ltd., Class A	51,700	118,032
	Suning Universal Co. Ltd., Class A	624,100	188,888
	Sunny Optical Technology Group Co. Ltd.	815,900	7,559,581
	Sunrise Group Co. Ltd., Class A	30,100	23,301
*	Sunstone Development Co. Ltd., Class A	94,700	298,806
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	501,471

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Anjie Technology Co. Ltd., Class A	57,500	$107,484
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	310,200	155,779
	Suzhou Good-Ark Electronics Co. Ltd., Class A	165,400	227,320
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	137,500	103,921
	Suzhou Secote Precision Electronic Co. Ltd., Class A	25,300	121,788
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	28,200	61,612
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	204,254
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	253,720
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	386,200	164,674
*	SVG Optronics Co. Ltd., Class A	21,000	61,484
#	SY Holdings Group Ltd.	1,217,000	2,178,904
	Symphony Holdings Ltd.	6,450,000	854,335
	SYoung Group Co. Ltd., Class A	44,200	103,322
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	120,370
*	Tangrenshen Group Co. Ltd., Class A	227,527	152,815
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	194,800	148,123
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	41,100	82,896
	Tayho Advanced Materials Group Co. Ltd., Class A	102,100	150,599
	TCL Electronics Holdings Ltd.	2,874,347	3,722,596
		Shares	Value»
CHINA — (Continued)
	TDG Holdings Co. Ltd., Class A	233,000	$260,341
*††	Tech-Pro, Inc.	43,862,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	22,900	29,967
	Tenfu Cayman Holdings Co. Ltd.	306,000	122,292
	Three Squirrels, Inc., Class A	20,100	72,374
	Three's Co. Media Group Co. Ltd., Class A	43,207	196,566
	Tian An China Investment Co. Ltd.	1,272,000	738,095
	Tian Lun Gas Holdings Ltd.	495,000	213,921
*††	Tian Shan Development Holding Ltd.	1,844,000	0
	Tiande Chemical Holdings Ltd.	156,000	23,864
#	Tiangong International Co. Ltd.	3,560,000	915,655
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	785,544
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	202,100	120,069
	Tianjin Development Holdings Ltd.	1,028,000	339,853
	Tianjin Port Development Holdings Ltd.	4,630,800	424,783
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	260,110
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	385,400	234,024
#	Tianneng Power International Ltd.	2,576,048	2,225,345
#*	Tianqi Lithium Corp., Class H	208,200	935,921
	Tianrun Industry Technology Co. Ltd., Class A	168,300	144,155
	Tibet Mineral Development Co. Ltd., Class A	22,400	67,712
*	Tibet Water Resources Ltd.	3,400,000	185,426

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Time Interconnect Technology Ltd.	1,112,000	$1,323,440
	Tingyi Cayman Islands Holding Corp.	2,728,000	4,032,701
	Titan Wind Energy Suzhou Co. Ltd., Class A	177,700	160,346
	TK Group Holdings Ltd.	138,000	42,654
	TKD Science & Technology Co. Ltd., Class A	66,200	138,799
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	313,455
	Toly Bread Co. Ltd., Class A	213,868	162,911
	Tomson Group Ltd.	583,139	238,451
#	Tong Ren Tang Technologies Co. Ltd., Class H	1,596,000	1,070,306
	Tongcheng Travel Holdings Ltd.	3,758,800	9,418,159
	Tongdao Liepin Group	296,400	157,242
*	Tongding Interconnection Information Co. Ltd., Class A	36,100	24,504
	Tongguan Gold Group Ltd.	1,384,000	318,171
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	204,395
	Topsec Technologies Group, Inc., Class A	208,127	231,974
Ω	Topsports International Holdings Ltd.	3,373,000	1,360,830
	Toread Holdings Group Co. Ltd., Class A	18,700	22,536
	Towngas Smart Energy Co. Ltd.	2,919,853	1,482,824
	TravelSky Technology Ltd., Class H	2,449,000	3,893,620
	Triangle Tyre Co. Ltd., Class A	35,000	67,218
*	Triumph New Energy Co. Ltd., Class H	392,000	232,689
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0
		Shares	Value»
CHINA — (Continued)
*	Troy Information Technology Co. Ltd., Class A	19,700	$22,076
*	Truking Technology Ltd., Class A	41,400	49,227
	Truly International Holdings Ltd.	4,415,573	662,001
	TSP Wind Power Group Co. Ltd.	176,900	176,559
*Ω	Tuhu Car, Inc.	273,000	699,278
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	7,712
	Unilumin Group Co. Ltd., Class A	224,200	220,724
	Uni-President China Holdings Ltd.	4,377,000	5,529,767
#	United Energy Group Ltd.	2,112,900	153,075
††	Untrade.China Dili	12,625,699	199,116
*††	Untrade.Lumena Newmat	363,249	0
*	UTour Group Co. Ltd., Class A	172,400	181,810
	Valiant Co. Ltd., Class A	189,900	333,397
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	40,265	101,632
	Vatti Corp. Ltd., Class A	147,700	131,314
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	422,431
	Vipshop Holdings Ltd., ADR	509,760	7,692,278
*Ω	Viva Biotech Holdings	2,670,000	564,743
#*	Vnet Group, Inc., ADR	41,404	344,067
*	Wanda Hotel Development Co. Ltd.	1,525,000	124,324
	Wangneng Environment Co. Ltd., Class A	86,645	202,771
#	Wanguo Gold Group Ltd.	410,000	1,581,888
	Want Want China Holdings Ltd.	5,921,000	4,279,545
	Warom Technology, Inc. Co., Class A	58,700	171,960
	Wasion Holdings Ltd.	1,858,000	2,018,460

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weibo Corp. (9898 HK), Class A	135,740	$1,325,388
#	Weibo Corp. (WB US), Sponsored ADR	4,978	47,988
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	127,537
#	Weilong Delicious Global Holdings Ltd.	503,600	751,316
#*Ω	Weimob, Inc.	2,740,000	763,560
#*	WellCell Holdings Co. Ltd.	128,000	131,602
	Wellhope Foods Co. Ltd., Class A	150,980	178,977
	Wencan Group Co. Ltd., Class A	59,322	170,632
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	213,635
#	West China Cement Ltd.	5,844,000	1,490,581
	Western Metal Materials Co. Ltd., Class A	93,800	277,925
#	Wharf Holdings Ltd.	781,000	2,221,159
	Winall Hi-Tech Seed Co. Ltd., Class A	66,900	84,302
	Windey Energy Technology Group Co. Ltd., Class A	70,350	123,621
*	World Union Group, Inc., Class A	115,600	38,117
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	134,770
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	140,000	257,980
	Wushang Group Co. Ltd., Class A	156,682	204,044
	Wuxi Autowell Technology Co. Ltd., Class A	32,419	148,252
	Wuxi Best Precision Machinery Co. Ltd., Class A	53,100	181,795
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	99,094
	Wuxi DK Electronic Materials Co. Ltd., Class A	11,500	68,366
		Shares	Value»
CHINA — (Continued)
	Wuxi Longsheng Technology Co. Ltd., Class A	14,900	$74,087
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	224,340
#*	WuXi XDC Cayman, Inc.	453,500	3,296,626
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	223,223
	XD, Inc.	466,200	3,102,748
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	463,500	45,894
	Xiamen Changelight Co. Ltd., Class A	160,200	261,706
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	149,871
	Xiamen Kingdomway Group Co., Class A	13,200	36,225
	Xi'an Manareco New Materials Co. Ltd., Class A	9,146	52,107
	Xiandai Investment Co. Ltd., Class A	356,794	212,782
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	206,279
	Xilinmen Furniture Co. Ltd., Class A	81,000	176,223
	Xingfa Aluminium Holdings Ltd.	481,000	520,698
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	2,494,337
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	169,024
	Xinjiang Joinworld Co. Ltd., Class A	182,800	179,240
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	134,979
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	47,300	188,634

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,597,000	$223,878
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	258,358
*	Xinte Energy Co. Ltd., Class H	313,600	265,170
	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	163,199
#	Xinyi Energy Holdings Ltd.	4,650,480	736,087
#	Xinyi Solar Holdings Ltd.	11,546,000	4,469,732
*	Xinzhi Group Co. Ltd., Class A	71,300	212,297
*	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	159,331
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	118,500	207,096
	Xtep International Holdings Ltd.	5,142,336	3,681,707
*	Xunlei Ltd., ADR	181,470	838,391
*	XXF Group Holdings Ltd.	80,000	63,589
Ω	Yadea Group Holdings Ltd.	3,751,281	5,902,955
	Yangling Metron New Material, Inc., Class A	44,000	87,539
*	Yangmei Chemical Co. Ltd., Class A	58,500	19,928
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	476,500	1,631,058
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	35,500	105,796
	Yantai China Pet Foods Co. Ltd., Class A	70,300	553,886
	Yantai North Andre Juice Co. Ltd., Class H	62,000	154,972
	YanTai Shuangta Food Co. Ltd., Class A	202,100	149,031
*	Yatsen Holding Ltd., ADR	53,655	478,066
		Shares	Value»
CHINA — (Continued)
	YD Electronic Technology Co. Ltd., Class A	23,600	$87,509
	Yechiu Metal Recycling China Ltd., Class A	305,500	110,665
	Yeebo International Holdings Ltd.	110,000	30,862
*	Yibin Tianyuan Group Co. Ltd., Class A	158,000	113,216
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	1,499,916
#	Yihai International Holding Ltd.	845,000	1,454,913
*	Yijiahe Technology Co. Ltd., Class A	9,200	41,210
	Yinbang Clad Material Co. Ltd., Class A	156,200	227,931
	Yindu Kitchen Equipment Co. Ltd., Class A	48,200	110,218
#	Yiren Digital Ltd., Sponsored ADR	178,514	1,056,803
Ω	Yixin Group Ltd.	4,041,000	1,294,431
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	208,253
	Yizumi Holdings Co. Ltd., Class A	86,500	247,763
	Yongjin Technology Group Co. Ltd.	64,300	158,914
	Yotrio Group Co. Ltd., Class A	443,400	230,792
*	Youcare Pharmaceutical Group Co. Ltd., Class A	86,729	376,233
	Youngy Co. Ltd., Class A	50,500	241,709
	Youzu Interactive Co. Ltd., Class A	163,800	335,909
	YSB, Inc.	443,400	578,656
#	Yuexiu Property Co. Ltd.	3,293,456	1,936,719
	Yuexiu Services Group Ltd.	790,000	297,210
	Yuexiu Transport Infrastructure Ltd.	2,052,018	996,409
	Yueyang Forest & Paper Co. Ltd., Class A	314,477	207,580

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	$143,108
	Yunnan Energy Investment Co. Ltd., Class A	57,100	84,305
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	115,477
	Yutong Heavy Industries Co. Ltd., Class A	55,300	93,720
	ZBOM Home Collection Co. Ltd., Class A	87,523	120,639
	Zengame Technology Holding Ltd.	470,000	140,311
	Zhaojin Mining Industry Co. Ltd., Class H	3,804,000	9,446,198
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	201,123
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	255,895
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	124,377
	Zhejiang Communications Technology Co. Ltd., Class A	282,500	158,064
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	4,207,530
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	114,300	254,565
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
*	Zhejiang Great Southeast Co. Ltd., Class A	221,800	107,124
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	241,358
	Zhejiang Hailide New Material Co. Ltd., Class A	53,700	41,378
	Zhejiang HangKe Technology, Inc. Co., Class A	45,133	125,059
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hangmin Co. Ltd., Class A	215,800	$213,140
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	83,208
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	153,209
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	76,400	110,368
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	88,800	311,618
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	61,800	140,549
	Zhejiang Lante Optics Co. Ltd., Class A	75,811	286,689
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	42,661	167,841
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	50,000	111,573
	Zhejiang Runtu Co. Ltd., Class A	231,234	244,428
	Zhejiang Shibao Co. Ltd., Class H	444,000	291,377
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	41,020	137,780
	Zhejiang Southeast Space Frame Co. Ltd., Class A	84,500	51,018
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	62,100	66,607
	Zhejiang Taihua New Material Group Co. Ltd., Class A	110,700	148,370
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	20,605	75,010
	Zhejiang Wanliyang Co. Ltd., Class A	270,470	282,183
	Zhejiang Wansheng Co. Ltd., Class A	101,200	141,163
	Zhejiang XCC Group Co. Ltd., Class A	57,200	272,224

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	103,100	$154,769
	Zhejiang Xinao Textiles, Inc., Class A	33,000	27,164
	Zhejiang Yasha Decoration Co. Ltd., Class A	102,500	56,068
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	160,859
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	73,000	250,751
	Zhende Medical Co. Ltd., Class A	46,200	141,947
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	112,600	64,055
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	184,953
	Zhewen Interactive Group Co. Ltd., Class A	97,700	116,156
#*	Zhihu, Inc.	72,800	104,500
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,159,800	2,968,063
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	228,100	94,337
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	56,600	153,686
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	219,100	193,961
	Zhongsheng Group Holdings Ltd.	2,177,500	3,662,796
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	172,819
#	Zhongyu Energy Holdings Ltd.	1,643,306	806,155
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	167,341
		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	1,584,500	$555,567
	Zhuhai Enpower Electric Co. Ltd., Class A	14,000	56,092
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	496,200	2,012,778
*	Zhuzhou Smelter Group Co. Ltd., Class A	218,200	341,504
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	289,451
	ZJAMP Group Co. Ltd., Class A	35,300	44,566
#Ω	ZJLD Group, Inc.	596,600	508,739
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	144,384
	Zkteco Co. Ltd., Class A	23,700	95,877
#	ZMJ Group Co. Ltd., Class H	1,016,400	1,935,125
#	Zonqing Environmental Ltd.	54,000	40,449
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,527,000	1,191,657
	ZWSOFT Co. Ltd. Guangzhou, Class A	33,936	294,069
Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	169,500	511,244
TOTAL CHINA			985,078,567
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	25,734	74,514
	Celsia SA	399,834	448,957
	Cementos Argos SA	319,832	838,981
*	Corp. Financiera Colombiana SA	175,353	734,804
	Grupo Argos SA	90,146	366,121
	Grupo Aval Acciones y Valores SA, ADR	4,190	11,774
	Grupo de Inversiones Suramericana SA	27,101	299,124
	Mineros SA	75,167	135,761

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Promigas SA ESP	10,240	$16,391
TOTAL COLOMBIA			2,926,427
FRANCE — (0.0%)
	Carrefour SA, BDR	14,517	217,669
GREECE — (0.7%)
	Aegean Airlines SA	126,702	1,821,893
#*	Aktor SA Holding Co. Technical & Energy Projects	150,373	1,069,516
	Athens International Airport SA	21,175	241,514
	Athens Water Supply & Sewage Co. SA	80,877	676,724
*	Attica Bank SA	33,397	42,447
	Autohellas Tourist & Trading SA	61,105	741,623
	Avax SA	103,049	267,483
	Bank of Greece	48,772	839,215
	Ellaktor SA	111,642	168,891
	ElvalHalcor SA	124,834	357,611
	Fourlis Holdings SA	78,400	397,449
	GEK Terna SA	236,345	5,833,443
	Hellenic Exchanges - Athens Stock Exchange SA	97,874	778,179
	Helleniq Energy Holdings SA	74,149	650,963
	Holding Co. ADMIE IPTO SA	305,384	1,150,097
	Ideal Holdings SA	13,984	95,640
#	Intracom Holdings SA	144,281	543,755
*	Intralot SA-Integrated Information Systems & Gaming Services	210,350	265,460
	Kri-Kri Milk Industry SA	7,535	161,015
*	LAMDA Development SA	141,143	1,071,630
	Motor Oil Hellas Corinth Refineries SA	43,844	1,256,018
	Optima bank SA	23,504	193,537
	Piraeus Port Authority SA	25,327	1,390,187
	Profile Systems & Software SA	7,017	61,197
	Quest Holdings SA	58,079	484,507
	Sarantis SA	131,589	2,011,363
	Thrace Plastics Holding & Co.	10,688	48,115
	Titan SA (TITC GA)	90,073	3,713,236
TOTAL GREECE			26,332,708
		Shares	Value»
HONG KONG — (0.0%)
	LC Logistics, Inc.	8,000	$8,510
	PAX Global Technology Ltd.	125,000	108,284
TOTAL HONG KONG			116,794
HUNGARY — (0.1%)
*	4iG Nyrt	109,928	574,519
	Magyar Telekom Telecommunications PLC	615,145	3,054,432
	Opus Global Nyrt	582,428	952,727
	Richter Gedeon Nyrt	25,220	756,299
TOTAL HUNGARY			5,337,977
INDIA — (20.8%)
	360 ONE WAM Ltd.	556,343	6,660,966
	3M India Ltd.	2,424	855,525
	63 Moons Technologies Ltd.	5,381	61,184
	Aarti Drugs Ltd.	87,308	503,283
	Aarti Industries Ltd.	470,794	2,232,280
	Aarti Pharmalabs Ltd.	109,660	1,131,700
*	Aavas Financiers Ltd.	1,205	23,710
	Abbott India Ltd.	15,291	5,993,718
	Accelya Solutions India Ltd.	3,300	52,052
	Action Construction Equipment Ltd.	93,884	1,209,643
	ADF Foods Ltd.	14,720	40,884
*	Aditya Birla Fashion & Retail Ltd.	299,777	248,396
	Aditya Birla Real Estate Ltd.	147,288	3,164,782
	Advanced Enzyme Technologies Ltd.	147,974	588,425
	Advent Hotels International Pvt Ltd.	21,453	76,580
	Aegis Logistics Ltd.	466,118	3,808,497
*	Aether Industries Ltd.	9,978	87,150
	AGI Greenpac Ltd.	39,239	428,050
	Ahluwalia Contracts India Ltd.	52,561	612,453
	AIA Engineering Ltd.	156,917	5,605,743
	Ajanta Pharma Ltd.	142,911	4,456,627
	Akzo Nobel India Ltd.	42,912	1,844,875
	Alembic Ltd.	269,593	341,966
	Alembic Pharmaceuticals Ltd.	186,858	2,077,239
	Alkyl Amines Chemicals	48,225	1,288,759

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Allcargo Logistics Ltd.	851,660	$337,901
	Amara Raja Energy & Mobility Ltd.	294,453	3,229,976
*	Amber Enterprises India Ltd.	50,515	4,558,461
	Amrutanjan Health Care Ltd.	12,919	96,708
	Anant Raj Ltd.	241,161	1,531,444
	Andhra Sugars Ltd.	56,845	49,924
	Angel One Ltd.	48,113	1,415,543
	Anup Engineering Ltd.	875	26,541
	Anupam Rasayan India Ltd.	1,122	14,426
	Apar Industries Ltd.	35,156	3,536,825
	Apcotex Industries Ltd.	31,873	155,256
	APL Apollo Tubes Ltd.	239,592	4,356,847
	Apollo Pipes Ltd.	12,057	55,364
	Apollo Tyres Ltd.	1,058,537	5,451,050
	Aptech Ltd.	9,093	13,446
	Aptus Value Housing Finance India Ltd.	17,331	64,768
	Arvind Fashions Ltd.	178,503	1,125,279
	Arvind Ltd.	541,245	1,943,341
	Asahi India Glass Ltd.	337,184	3,219,807
	Ashiana Housing Ltd.	72,484	262,416
*	Ashoka Buildcon Ltd.	402,491	922,181
Ω	Aster DM Healthcare Ltd.	293,085	2,016,226
	Astra Microwave Products Ltd.	146,377	1,596,721
	AstraZeneca Pharma India Ltd.	4,051	422,978
	Atul Ltd.	52,252	3,934,363
Ω	AU Small Finance Bank Ltd.	19,924	167,982
	AurionPro Solutions Ltd.	16,984	261,366
	Automotive Axles Ltd.	15,893	336,388
	Avadh Sugar & Energy Ltd.	3,656	19,103
	Avantel Ltd.	9,347	13,496
	Avanti Feeds Ltd.	112,800	868,343
*	AWL Agri Business Ltd.	28,660	85,283
*	Bajaj Consumer Care Ltd.	121,802	310,085
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	641,281
	Bajaj Holdings & Investment Ltd.	8,172	1,306,401
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	38,797	$788,375
	Balmer Lawrie & Co. Ltd.	230,549	550,829
	Balrampur Chini Mills Ltd.	400,664	2,671,225
	Banco Products India Ltd.	109,392	737,587
Ω	Bandhan Bank Ltd.	1,120,701	2,137,335
	Bank of Maharashtra	816,626	519,207
	Bannari Amman Sugars Ltd.	12,348	527,889
	BASF India Ltd.	43,424	2,477,883
	Bata India Ltd.	143,634	1,960,640
	Bayer CropScience Ltd.	22,864	1,646,096
	BEML Ltd.	65,577	2,938,636
*	BF Utilities Ltd.	59,511	503,820
	Bhansali Engineering Polymers Ltd.	335,166	443,093
	Bharat Bijlee Ltd.	14,396	482,512
	Bharat Dynamics Ltd.	150,832	2,769,044
	Bharat Heavy Electricals Ltd.	45,764	123,886
	Bharat Rasayan Ltd.	3,079	381,624
	Birla Corp. Ltd.	92,209	1,436,335
	BirlaNu Ltd.	13,232	346,578
	Birlasoft Ltd.	473,199	2,093,065
*	Black Box Ltd.	29,029	167,588
	Blue Dart Express Ltd.	17,288	1,178,293
	Blue Star Ltd.	257,000	5,068,006
*	Bluspring Enterprises Ltd.	139,386	140,024
	Bombay Burmah Trading Co.	59,813	1,287,227
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	447,564
*	Borosil Ltd.	24,794	92,189
*	Borosil Renewables Ltd.	18,113	125,021
*	Borosil Scientific Ltd.	18,595	34,715
	Brigade Enterprises Ltd.	336,769	3,826,199
*	Brightcom Group Ltd.	2,455,807	384,356
	BSE Ltd.	279,963	7,707,876
	Can Fin Homes Ltd.	232,071	1,980,806
*	Capacit'e Infraprojects Ltd.	76,517	265,823
	Caplin Point Laboratories Ltd.	72,924	1,711,405
	Carborundum Universal Ltd.	259,767	2,759,583
	Care Ratings Ltd.	66,345	1,278,405
*	Cartrade Tech Ltd.	32,684	810,656
	Carysil Ltd.	18,432	184,821

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Castrol India Ltd.	1,016,603	$2,516,409
	CCL Products India Ltd.	270,942	2,638,356
	CE Info Systems Ltd.	13,707	279,201
	Ceat Ltd.	72,128	2,716,773
	Central Depository Services India Ltd.	349,616	5,865,888
	Century Enka Ltd.	24,543	143,850
	Century Plyboards India Ltd.	196,359	1,642,780
	Cera Sanitaryware Ltd.	17,580	1,304,150
	CESC Ltd.	1,864,899	3,565,159
*	Chalet Hotels Ltd.	6,485	67,683
	Chambal Fertilisers & Chemicals Ltd.	465,051	2,732,954
	Chennai Petroleum Corp. Ltd.	157,831	1,222,982
*	Choice International Ltd.	10,876	93,982
	Cholamandalam Financial Holdings Ltd.	363,185	7,754,704
	CIE Automotive India Ltd.	431,037	1,970,855
	City Union Bank Ltd.	1,059,281	2,569,632
	CMS Info Systems Ltd.	79,512	415,119
Ω	Cochin Shipyard Ltd.	220,413	4,418,462
	Coforge Ltd.	432,935	8,575,108
*	Cohance Lifesciences Ltd.	430,036	4,864,779
	Computer Age Management Services Ltd.	101,936	4,292,631
	Confidence Petroleum India Ltd.	147,265	86,490
	Coromandel International Ltd.	158,239	4,800,245
	Cosmo First Ltd.	13,427	153,784
	CreditAccess Grameen Ltd.	129,564	1,825,346
	CRISIL Ltd.	45,879	2,770,639
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	5,101,006
*	CSB Bank Ltd.	134,975	645,241
	Cyient Ltd.	151,592	2,069,215
	Dalmia Bharat Ltd.	63,329	1,602,422
	Dalmia Bharat Sugar & Industries Ltd.	22,506	94,447
	Datamatics Global Services Ltd.	10,803	120,945
	DB Corp. Ltd.	140,113	429,306
	DCB Bank Ltd.	653,604	998,057
		Shares	Value»
INDIA — (Continued)
	DCM Shriram Industries Ltd.	8,486	$16,228
	DCM Shriram Ltd.	127,523	2,070,358
*	DCW Ltd.	319,843	279,002
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	3,416,103
	Deepak Nitrite Ltd.	139,098	2,923,516
*	Delhivery Ltd.	396,523	1,924,346
	Delta Corp. Ltd.	446,857	431,549
*	DEN Networks Ltd.	120,576	50,690
*	Devyani International Ltd.	10,784	19,942
*	Dhani Services Ltd.	143,027	99,633
	Dhanuka Agritech Ltd.	38,001	825,452
*	Digitide Solutions Ltd.	139,386	368,279
Ω	Dilip Buildcon Ltd.	45,720	249,317
*	Dishman Carbogen Amcis Ltd.	171,479	491,914
	Dixon Technologies India Ltd.	6,667	1,272,387
	Dodla Dairy Ltd.	1,867	27,124
	Dollar Industries Ltd.	20,031	86,875
Ω	Dr. Lal PathLabs Ltd.	104,974	3,755,828
*	Dwarikesh Sugar Industries Ltd.	181,312	86,925
	Dynamatic Technologies Ltd.	2,093	157,601
	eClerx Services Ltd.	89,380	3,831,227
	Edelweiss Financial Services Ltd.	1,280,420	1,491,913
*	EID Parry India Ltd.	250,294	3,493,664
	EIH Associated Hotels	15,418	67,702
	EIH Ltd.	200,059	856,633
	Elecon Engineering Co. Ltd.	34,246	222,534
	Electrosteel Castings Ltd.	1,333,553	1,683,767
	Elgi Equipments Ltd.	523,096	3,374,048
	Emami Ltd.	529,450	3,606,207
*	Embassy Developments Ltd.	1,355,104	1,622,998
Ω	Endurance Technologies Ltd.	53,705	1,555,610
	Engineers India Ltd.	737,796	1,785,539
	Epigral Ltd.	47,103	1,082,744
	EPL Ltd.	374,414	949,217
Ω	Equitas Small Finance Bank Ltd.	1,549,092	1,040,607
Ω	Eris Lifesciences Ltd.	110,810	2,285,823
	ESAB India Ltd.	10,199	619,050
	Escorts Kubota Ltd.	58,332	2,240,510
*	Eureka Forbes Ltd.	1,643	10,450

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Everest Industries Ltd.	6,545	$40,417
	Exide Industries Ltd.	784,422	3,420,472
	FDC Ltd.	169,618	920,098
*	Federal-Mogul Goetze India Ltd.	26,987	176,488
	FIEM Industries Ltd.	19,282	420,689
	Fine Organic Industries Ltd.	14,450	873,519
*	Fino Payments Bank Ltd.	13,562	41,135
	Finolex Cables Ltd.	247,461	2,485,804
	Finolex Industries Ltd.	891,098	2,062,620
	Firstsource Solutions Ltd.	1,067,513	4,144,221
	Force Motors Ltd.	12,314	2,378,763
	Fortis Healthcare Ltd.	1,206,723	11,758,985
	Gabriel India Ltd.	222,859	2,619,416
	Galaxy Surfactants Ltd.	22,618	685,178
	Ganesh Housing Corp. Ltd.	26,347	269,540
	Ganesha Ecosphere Ltd.	1,330	22,417
	Garware Technical Fibres Ltd.	172,950	1,786,465
	Gateway Distriparks Ltd.	989,201	796,726
	GE Vernova T&D India Ltd.	41,617	1,289,672
	GHCL Ltd.	188,128	1,277,496
	GHCL Textiles Ltd.	185,148	184,930
	GIC Housing Finance Ltd.	94,840	201,551
	Gillette India Ltd.	18,742	2,297,986
Ω	Gland Pharma Ltd.	1,875	43,803
	GlaxoSmithKline Pharmaceuticals Ltd.	33,132	1,179,909
	Glenmark Pharmaceuticals Ltd.	294,693	7,086,815
*	Global Health Ltd.	25,989	387,497
	GMM Pfaudler Ltd.	64,055	1,018,352
*	Go Fashion India Ltd.	2,439	23,014
	Godawari Power & Ispat Ltd.	547,630	1,204,162
	Godfrey Phillips India Ltd.	45,867	4,761,462
Ω	Godrej Agrovet Ltd.	48,105	463,143
*	Godrej Industries Ltd.	179,235	2,306,469
	Goodyear India Ltd.	6,431	71,847
	Granules India Ltd.	409,109	2,205,387
		Shares	Value»
INDIA — (Continued)
	Graphite India Ltd.	200,922	$1,307,687
	Grauer & Weil India Ltd.	207,325	237,477
	Gravita India Ltd.	46,021	979,655
	Great Eastern Shipping Co. Ltd.	267,452	2,852,106
	Greaves Cotton Ltd.	294,290	754,151
	Greenlam Industries Ltd.	91,568	245,043
	Greenpanel Industries Ltd.	91,877	306,240
	Greenply Industries Ltd.	97,847	358,243
	Grindwell Norton Ltd.	115,976	2,035,514
	Gujarat Alkalies & Chemicals Ltd.	97,139	642,792
	Gujarat Ambuja Exports Ltd.	487,116	607,109
	Gujarat Fluorochemicals Ltd.	69,796	2,836,473
	Gujarat Industries Power Co. Ltd.	176,262	400,096
	Gujarat Mineral Development Corp. Ltd.	235,508	1,053,118
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,409,677
	Gujarat Pipavav Port Ltd.	745,757	1,337,767
	Gujarat State Fertilizers & Chemicals Ltd.	646,462	1,497,764
	Gujarat State Petronet Ltd.	856,449	3,061,065
	Gulf Oil Lubricants India Ltd.	44,273	606,222
	Happiest Minds Technologies Ltd.	99,458	685,849
*	Hathway Cable & Datacom Ltd.	1,222,690	208,341
	Hatsun Agro Product Ltd.	130,161	1,363,480
	HBL Engineering Ltd.	305,656	2,042,842
*	HealthCare Global Enterprises Ltd.	71,139	504,022
	HEG Ltd.	188,405	1,221,554
	HeidelbergCement India Ltd.	200,096	484,443
	Heritage Foods Ltd.	117,371	634,178
	Hester Biosciences Ltd.	8,257	181,506
	HFCL Ltd.	2,094,768	1,805,274
	HG Infra Engineering Ltd.	48,180	569,116

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hikal Ltd.	161,317	$593,168
	Himadri Speciality Chemical Ltd.	640,903	3,441,827
	Himatsingka Seide Ltd.	28,673	45,404
	Hinduja Global Solutions Ltd.	30,211	197,752
	Hindustan Copper Ltd.	654,730	1,806,586
*	Hindustan Foods Ltd.	1,664	10,291
*	Hindustan Oil Exploration Co. Ltd.	190,919	361,288
	Hindware Home Innovation Ltd.	41,066	123,974
	Hitachi Energy India Ltd.	7,057	1,611,741
Ω	Home First Finance Co. India Ltd.	5,172	71,083
	Honda India Power Products Ltd.	12,211	400,062
*	Hubtown Ltd.	9,712	36,931
	Huhtamaki India Ltd.	62,912	157,481
	ICICI Bank Ltd. (ICICIBC IN)	128,687	2,172,411
	ICRA Ltd.	7,574	570,477
*	IDFC First Bank Ltd.	1,186,227	926,946
*	IFB Industries Ltd.	32,347	483,707
	IIFL Capital Services Ltd.	183,211	661,388
*	IIFL Finance Ltd.	592,303	3,170,206
*	India Cements Ltd.	203,480	845,069
	India Glycols Ltd.	41,249	799,575
	India Power Corp. Ltd.	61,074	8,865
Ω	IndiaMart InterMesh Ltd.	4,196	123,821
Ω	Indian Energy Exchange Ltd.	1,060,324	1,635,596
	Indian Metals & Ferro Alloys Ltd.	2,364	19,683
	Indo Count Industries Ltd.	189,824	584,295
	Indoco Remedies Ltd.	113,141	407,669
	Indraprastha Gas Ltd.	1,060,760	2,471,383
*	Infibeam Avenues Ltd.	3,603,542	580,116
	Ingersoll Rand India Ltd.	22,602	994,670
*	Inox Wind Ltd.	139,582	238,036
	Insecticides India Ltd.	5,021	61,420
	Intellect Design Arena Ltd.	208,310	2,412,913
		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	$275,361
	ION Exchange India Ltd.	30,948	163,835
	Ipca Laboratories Ltd.	355,021	5,957,529
	IRB Infrastructure Developers Ltd.	889,921	455,313
Ω	IRCON International Ltd.	843,731	1,689,420
	ISGEC Heavy Engineering Ltd.	48,631	606,466
	J Kumar Infraprojects Ltd.	94,348	757,582
	Jagran Prakashan Ltd.	58,629	48,714
*	Jai Balaji Industries Ltd.	14,486	18,660
	Jai Corp. Ltd.	79,802	100,071
*	Jaiprakash Power Ventures Ltd.	9,172,137	2,177,786
	Jammu & Kashmir Bank Ltd.	877,546	1,038,671
	Jamna Auto Industries Ltd.	584,889	614,391
	JB Chemicals & Pharmaceuticals Ltd.	262,387	5,316,709
	JBM Auto Ltd.	130,707	952,764
	Jindal Poly Films Ltd.	54,125	356,822
	Jindal Saw Ltd.	1,093,256	2,624,757
	Jindal Stainless Ltd.	501,108	3,943,772
	JK Cement Ltd.	100,119	7,582,119
	JK Lakshmi Cement Ltd.	173,591	1,922,888
	JK Paper Ltd.	225,536	913,465
	JK Tyre & Industries Ltd.	318,098	1,211,232
	JM Financial Ltd.	1,282,474	2,294,463
	JTEKT India Ltd.	162,164	237,976
	Jubilant Foodworks Ltd.	678,421	5,016,298
	Jubilant Ingrevia Ltd.	413,662	3,645,232
	Jubilant Pharmova Ltd.	237,531	3,225,939
*	Just Dial Ltd.	49,938	475,878
	Jyothy Labs Ltd.	475,110	1,814,484
*	Jyoti Structures Ltd.	82,713	15,774
	Kajaria Ceramics Ltd.	283,766	3,807,212
	Kalpataru Projects International Ltd.	277,203	3,612,665
	Kalyani Steels Ltd.	73,704	744,706
	Kansai Nerolac Paints Ltd.	174,538	487,526

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karnataka Bank Ltd.	716,085	$1,471,384
	Karur Vysya Bank Ltd.	1,417,220	4,285,629
	Kaveri Seed Co. Ltd.	69,408	875,993
	KCP Ltd.	138,614	319,762
	KDDL Ltd.	718	21,948
	KEC International Ltd.	324,440	3,170,363
	KEI Industries Ltd.	81,334	3,548,317
	Kennametal India Ltd.	10,951	270,024
	Kewal Kiran Clothing Ltd.	24,568	155,030
	Keystone Realtors Ltd.	2,383	16,787
	Kfin Technologies Ltd.	1,564	19,176
	Kirloskar Brothers Ltd.	62,533	1,395,161
	Kirloskar Ferrous Industries Ltd.	87,132	598,226
	Kirloskar Industries Ltd.	264	12,832
	Kirloskar Oil Engines Ltd.	224,138	2,289,987
	Kirloskar Pneumatic Co. Ltd.	1,037	15,541
	KNR Constructions Ltd.	385,133	934,544
	Kolte-Patil Developers Ltd.	59,333	278,353
	KPIT Technologies Ltd.	110,248	1,528,538
	KPR Mill Ltd.	385,837	4,995,931
	KRBL Ltd.	147,046	643,951
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	2,364,984
	Krsnaa Diagnostics Ltd.	12,943	126,521
	KSB Ltd.	233,155	2,247,359
	L&T Finance Ltd.	799,887	1,834,744
	LA Opala RG Ltd.	104,836	329,102
Ω	Laurus Labs Ltd.	780,770	7,760,149
	Laxmi Organic Industries Ltd.	7,409	17,184
*Ω	Lemon Tree Hotels Ltd.	626,352	1,068,745
	LG Balakrishnan & Bros Ltd.	51,169	736,363
	LIC Housing Finance Ltd.	605,311	4,030,403
	Linde India Ltd.	16,790	1,250,682
*	Lloyds Engineering Works Ltd.	231,483	182,241
	LMW Ltd.	12,051	2,073,285
	LT Foods Ltd.	489,233	2,702,174
		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	70,535	$871,924
	Lumax Industries Ltd.	3,899	175,118
	LUX Industries Ltd.	16,778	262,295
	Mahanagar Gas Ltd.	153,748	2,361,557
	Maharashtra Scooters Ltd.	3,724	674,339
	Maharashtra Seamless Ltd.	190,203	1,524,609
	Mahindra & Mahindra Financial Services Ltd.	1,412,703	4,124,503
*	Mahindra Holidays & Resorts India Ltd.	232,632	941,989
	Mahindra Lifespace Developers Ltd.	403,177	1,715,997
	Maithan Alloys Ltd.	14,578	182,302
*	Man Industries India Ltd.	5,439	27,587
	Man Infraconstruction Ltd.	287,717	570,001
	Manappuram Finance Ltd.	1,740,298	5,015,296
	Mangalam Cement Ltd.	22,675	182,684
	Mangalore Refinery & Petrochemicals Ltd.	418,494	599,352
	Marksans Pharma Ltd.	647,499	1,666,392
Ω	MAS Financial Services Ltd.	129,441	454,901
	Mastek Ltd.	41,567	1,146,459
*	Max Estates Ltd.	53,673	295,965
*	Max Financial Services Ltd.	11,941	203,272
	Mayur Uniquoters Ltd.	52,954	333,813
*	Medplus Health Services Ltd.	11,716	124,412
*	Meghmani Organics Ltd.	328,578	369,678
	Metro Brands Ltd.	749	10,617
*Ω	Metropolis Healthcare Ltd.	60,902	1,378,849
	Minda Corp. Ltd.	188,825	1,066,439
Ω	Mishra Dhatu Nigam Ltd.	119,834	537,936
	MM Forgings Ltd.	33,082	129,065
	MOIL Ltd.	185,346	722,202
	Monte Carlo Fashions Ltd.	21,677	143,183
*	Morepen Laboratories Ltd.	1,033,156	685,726
	Motherson Sumi Wiring India Ltd.	6,540,150	2,773,214

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	367,277	$3,802,263
	MPS Ltd.	887	23,708
	Mrs Bectors Food Specialities Ltd.	57,218	982,032
	MSTC Ltd.	94,763	514,982
	Narayana Hrudayalaya Ltd.	208,995	4,577,309
	Natco Pharma Ltd.	286,689	3,110,071
	National Aluminium Co. Ltd.	1,973,316	4,137,887
	National Fertilizers Ltd.	169,354	187,219
	Nava Ltd.	226,977	1,623,879
	Navneet Education Ltd.	303,914	513,356
	NCC Ltd.	1,200,069	2,959,888
	NCL Industries Ltd.	16,947	42,236
	NELCO Ltd.	29,354	275,443
	Neogen Chemicals Ltd.	8,605	150,439
	NESCO Ltd.	76,896	1,208,627
	Netweb Technologies India Ltd.	3,987	92,797
*	Network18 Media & Investments Ltd.	131,043	82,586
	Neuland Laboratories Ltd.	18,322	2,780,437
	Newgen Software Technologies Ltd.	136,406	1,318,574
	NIIT Learning Systems Ltd.	284,726	1,031,309
	NIIT Ltd.	285,432	373,020
	Nilkamal Ltd.	20,926	401,595
Ω	Nippon Life India Asset Management Ltd.	216,583	1,995,361
	NLC India Ltd.	547,232	1,502,109
	NOCIL Ltd.	301,922	637,753
	Novartis India Ltd.	790	8,813
	NRB Bearings Ltd.	156,167	508,658
	Nucleus Software Exports Ltd.	27,708	333,449
	Nuvama Wealth Management Ltd.	15,204	1,250,250
*	Onesource Specialty Pharma Ltd.	89,435	2,006,097
*	Optiemus Infracom Ltd.	1,522	10,342
	Oracle Financial Services Software Ltd.	439	42,040
	Orient Cement Ltd.	247,251	695,991
	Orient Electric Ltd.	303,755	742,334
	Oriental Hotels Ltd.	130,729	212,786
	Page Industries Ltd.	1,180	655,992
		Shares	Value»
INDIA — (Continued)
	Paisalo Digital Ltd.	1,031,660	$363,679
	Panama Petrochem Ltd.	50,945	210,952
Ω	Parag Milk Foods Ltd., Class F	140,518	392,594
*	Patel Engineering Ltd.	758,714	321,543
*	PC Jeweller Ltd.	3,986,540	702,515
	PCBL Chemical Ltd.	52,058	231,247
	PDS Ltd.	1,839	7,468
	Pearl Global Industries Ltd.	608	10,432
	Petronet LNG Ltd.	1,282,452	4,199,349
	PG Electroplast Ltd.	6,020	55,694
	Phoenix Mills Ltd.	547,808	9,250,999
	Piramal Enterprises Ltd.	294,524	4,237,209
	Piramal Pharma Ltd.	1,199,509	2,679,116
*Ω	PNB Housing Finance Ltd.	346,684	3,882,168
	PNC Infratech Ltd.	305,822	1,079,535
	Poly Medicure Ltd.	23,998	531,658
	Polyplex Corp. Ltd.	53,588	679,320
*	Poonawalla Fincorp Ltd.	421,443	2,042,652
	Power Mech Projects Ltd.	31,344	1,114,574
	Praj Industries Ltd.	385,051	2,037,317
	Prakash Industries Ltd.	291,132	582,126
Ω	Prataap Snacks Ltd.	8,396	93,064
	Prestige Estates Projects Ltd.	184,217	3,400,455
*	Pricol Ltd.	140,462	688,830
	Prince Pipes & Fittings Ltd.	4,412	16,932
*	Prism Johnson Ltd.	417,838	725,845
	Privi Speciality Chemicals Ltd.	4,920	143,733
	Procter & Gamble Health Ltd.	28,843	1,947,363
*	PTC India Financial Services Ltd.	487,922	230,977
	PTC India Ltd.	659,382	1,438,920
*	PVR Inox Ltd.	5,587	63,573
Ω	Quess Corp. Ltd.	139,386	470,872
	Radico Khaitan Ltd.	11,102	345,104
	Railtel Corp. of India Ltd.	39,087	162,409
	Rain Industries Ltd.	507,199	903,174
*	Rajesh Exports Ltd.	89,758	191,849
	Rallis India Ltd.	276,838	1,179,526
	Ramco Cements Ltd.	291,050	3,870,135
	Ramco Industries Ltd.	84,907	283,375
*	Ramco Systems Ltd.	7,706	33,582
	Ramkrishna Forgings Ltd.	194,449	1,287,523

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ramky Infrastructure Ltd.	8,084	$53,818
	Rane Holdings Ltd.	10,752	185,898
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	839,366
*	Rategain Travel Technologies Ltd.	1,989	9,896
	Ratnamani Metals & Tubes Ltd.	90,764	2,728,942
*	RattanIndia Power Ltd.	3,444,681	499,529
*	Raymond Lifestyle Ltd.	94,348	1,228,494
*	Raymond Ltd.	117,935	897,351
*	Raymond Realty Ltd.	117,935	928,953
Ω	RBL Bank Ltd.	241,487	731,647
	REC Ltd.	23,861	106,924
	Redington Ltd.	1,877,512	5,347,616
	Redtape Ltd.	256,716	375,857
	Relaxo Footwears Ltd.	100,521	517,920
	Reliance Industrial Infrastructure Ltd.	23,939	235,862
*	Reliance Infrastructure Ltd.	568,950	2,110,992
*	Reliance Power Ltd.	7,901,815	4,715,445
*	Religare Enterprises Ltd.	32,932	100,206
	Repco Home Finance Ltd.	113,030	522,693
*	Restaurant Brands Asia Ltd.	13,211	12,261
	Rhi Magnesita India Ltd.	2,999	17,209
	Rico Auto Industries Ltd.	241,078	195,802
	RITES Ltd.	278,715	812,596
	Rossari Biotech Ltd.	25,892	209,185
	Route Mobile Ltd.	19,412	199,331
*	RPSG Ventures Ltd.	962	10,944
	Safari Industries India Ltd.	39,729	951,880
	Sagar Cements Ltd.	64,282	179,200
	Sammaan Capital Ltd.	140,241	201,616
	Sandhar Technologies Ltd.	11,788	65,313
	Sanghvi Movers Ltd.	75,230	230,500
	Sanofi Consumer Healthcare India Ltd.	484	27,105
	Sanofi India Ltd.	28,063	1,868,052
Ω	Sansera Engineering Ltd.	2,383	35,879
*	Sapphire Foods India Ltd.	89,358	322,001
		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	223,926	$1,135,862
	Saregama India Ltd.	40,037	220,048
	Sasken Technologies Ltd.	14,843	250,064
*	Satin Creditcare Network Ltd.	62,972	103,991
	Savita Oil Technologies Ltd.	44,897	204,280
*	SBFC Finance Ltd.	65,854	78,309
	Schaeffler India Ltd.	2,890	135,413
*	Schneider Electric Infrastructure Ltd.	184,071	2,097,115
	Senco Gold Ltd.	5,182	18,470
*	SEPC Ltd.	841,756	101,196
*	Sequent Scientific Ltd.	194,288	378,494
	Seshasayee Paper & Boards Ltd.	74,280	231,239
*Ω	SH Kelkar & Co. Ltd.	112,725	329,186
	Shakti Pumps India Ltd.	34,950	354,366
	Shankara Building Products Ltd.	21,255	284,970
	Shanthi Gears Ltd.	29,927	187,757
	Sharda Cropchem Ltd.	67,329	866,167
	Sharda Motor Industries Ltd.	18,570	220,245
*	Sheela Foam Ltd.	2,830	21,514
*	Shilpa Medicare Ltd.	113,879	1,130,577
	Shipping Corp. of India Land & Assets Ltd.	371,784	212,528
	Shipping Corp. of India Ltd.	451,179	1,106,487
	Shivalik Bimetal Controls Ltd.	2,390	14,391
*	Shoppers Stop Ltd.	111,232	659,966
*	Shree Renuka Sugars Ltd.	214,251	72,914
	Shriram Pistons & Rings Ltd.	5,961	162,809
*	SIS Ltd.	64,401	284,033
	Siyaram Silk Mills Ltd.	26,830	191,138
	SJS Enterprises Ltd.	5,140	71,552
	SKF India Ltd.	76,229	4,240,474
	Skipper Ltd.	19,548	108,524
	Snowman Logistics Ltd.	17,529	10,787
	Sobha Ltd.	113,651	2,065,061
	Solar Industries India Ltd.	547	87,555
*	Solara Active Pharma Sciences Ltd.	22,354	163,256

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Somany Ceramics Ltd.	18,088	$111,141
	Sonata Software Ltd.	493,926	2,204,906
	South Indian Bank Ltd.	5,425,753	1,829,911
*	SP Apparels Ltd.	4,719	44,808
*	Spandana Sphoorty Financial Ltd.	12,820	39,266
*	Star Cement Ltd.	226,872	618,817
*	Star Health & Allied Insurance Co. Ltd.	12,779	64,340
*	Sterlite Technologies Ltd.	539,079	731,961
	STL Networks Ltd.	539,079	159,141
	Strides Pharma Science Ltd.	170,922	1,693,596
*	Stylam Industries Ltd.	10,286	203,327
	Styrenix Performance Materials Ltd.	6,546	216,491
	Subros Ltd.	75,571	734,166
	Sudarshan Chemical Industries Ltd.	100,071	1,625,943
	Sumitomo Chemical India Ltd.	171,787	1,266,950
	Sun TV Network Ltd.	263,953	1,691,171
	Sundaram Finance Ltd.	112,091	5,923,847
	Sundram Fasteners Ltd.	313,352	3,537,490
	Sundrop Brands Ltd.	47,445	440,323
*	Sunflag Iron & Steel Co. Ltd.	74,248	241,478
	Sunteck Realty Ltd.	146,542	655,972
	Suprajit Engineering Ltd.	225,030	1,174,659
	Supreme Industries Ltd.	39,021	1,909,313
	Supreme Petrochem Ltd.	295,350	2,636,839
	Surya Roshni Ltd.	204,204	762,511
	Swaraj Engines Ltd.	19,779	943,864
	Symphony Ltd.	1,113	14,075
Ω	Syngene International Ltd.	385,900	3,115,794
	Tamil Nadu Newsprint & Papers Ltd.	67,178	122,399
	Tamilnad Mercantile Bank Ltd.	7,414	38,665
	Tanla Platforms Ltd.	107,759	770,880
*	TARC Ltd.	153,004	321,175
	Tata Chemicals Ltd.	386,513	4,319,496
	Tata Consumer Products Ltd.	20,367	248,616
	TCI Express Ltd.	55,854	446,044
		Shares	Value»
INDIA — (Continued)
	TD Power Systems Ltd.	162,475	$939,890
*	TeamLease Services Ltd.	7,804	162,753
	Techno Electric & Engineering Co. Ltd.	186,669	3,068,037
	Tega Industries Ltd.	4,511	97,413
	Texmaco Rail & Engineering Ltd.	584,579	973,836
	Thirumalai Chemicals Ltd.	138,878	470,345
	Thomas Cook India Ltd.	348,484	667,647
Ω	Thyrocare Technologies Ltd.	48,504	733,141
	Tilaknagar Industries Ltd.	216,288	1,211,552
	Time Technoplast Ltd.	390,193	2,068,725
	Timken India Ltd.	81,973	3,088,679
	Tips Music Ltd.	10,472	69,809
	Titagarh Rail System Ltd.	163,671	1,598,817
	Torrent Power Ltd.	194,280	2,882,766
	Tourism Finance Corp. of India Ltd.	138,784	466,634
	Transformers & Rectifiers India Ltd.	8,248	48,057
	TransIndia Real Estate Ltd.	109,995	41,215
	Transport Corp. of India Ltd.	96,643	1,287,627
	Trident Ltd.	4,096,218	1,402,458
	Triveni Engineering & Industries Ltd.	253,714	987,021
	Triveni Turbine Ltd.	387,061	2,635,497
	TTK Prestige Ltd.	141,160	1,015,096
	Tube Investments of India Ltd.	80,258	2,587,688
	TVS Holdings Ltd.	12,192	1,610,028
	TVS Srichakra Ltd.	10,714	366,382
	Uflex Ltd.	108,416	730,395
*	Ugro Capital Ltd.	105,257	203,448
Ω	Ujjivan Small Finance Bank Ltd.	3,938,057	1,987,328
*	Unichem Laboratories Ltd.	96,528	690,532
	UNO Minda Ltd.	171,664	2,031,395
	Usha Martin Ltd.	399,004	1,704,922
	UTI Asset Management Co. Ltd.	91,049	1,372,476
*	VA Tech Wabag Ltd.	109,564	1,968,419
	Vaibhav Global Ltd.	225,817	580,463
*	Valor Estate Ltd.	214,535	449,977

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vardhman Textiles Ltd.	450,962	$2,231,797
*Ω	Varroc Engineering Ltd.	104,357	634,739
	Vedant Fashions Ltd.	42,435	363,772
	Veedol Corporation Ltd.	17,302	326,438
	Venky's India Ltd.	15,400	265,239
	Vesuvius India Ltd.	183,230	1,078,106
	V-Guard Industries Ltd.	543,229	2,366,788
	Vijaya Diagnostic Centre Ltd.	8,315	101,539
	Vimta Labs Ltd.	35,296	281,034
	Vinati Organics Ltd.	91,094	1,894,717
	Vindhya Telelinks Ltd.	15,122	271,119
*	VL E-Governance & IT Solutions Ltd.	67,240	33,863
	Voltamp Transformers Ltd.	13,311	1,329,313
	Voltas Ltd.	43,207	648,453
	VRL Logistics Ltd.	106,773	750,773
	VST Industries Ltd.	187,500	602,706
	VST Tillers Tractors Ltd.	13,066	677,854
*	Websol Energy System Ltd.	3,866	58,499
	Welspun Corp. Ltd.	393,665	4,171,638
	Welspun Enterprises Ltd.	232,271	1,299,121
	Welspun Living Ltd.	1,125,113	1,628,238
	West Coast Paper Mills Ltd.	100,504	608,522
*	Westlife Foodworld Ltd.	159,939	1,319,749
	Whirlpool of India Ltd.	36,837	558,276
*	Wockhardt Ltd.	165,786	3,139,729
	Wonderla Holidays Ltd.	34,714	250,330
	Zee Entertainment Enterprises Ltd.	831,466	1,119,666
	Zensar Technologies Ltd.	344,704	3,170,624
	Zydus Wellness Ltd.	29,306	675,299
TOTAL INDIA			796,636,615
INDONESIA — (1.4%)
	ABM Investama Tbk. PT	387,800	69,229
	Adi Sarana Armada Tbk. PT	932,100	47,986
	AKR Corporindo Tbk. PT	16,545,600	1,348,824
	Aneka Tambang Tbk. PT	4,168,100	721,228
		Shares	Value»
INDONESIA — (Continued)
*††	Armidian Karyatama Tbk. PT	844,800	$0
	Arwana Citramulia Tbk. PT	6,830,600	242,531
	Aspirasi Hidup Indonesia Tbk. PT	10,996,300	313,926
	Astra Agro Lestari Tbk. PT	295,500	122,150
	Astra Otoparts Tbk. PT	2,355,600	307,628
	Avia Avian Tbk. PT	9,839,900	271,918
*††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Aladin Syariah Tbk. PT	1,115,500	54,182
	Bank BTPN Syariah Tbk. PT	116,900	9,992
*	Bank Ina Perdana PT	3,565,300	954,535
*	Bank Jago Tbk. PT	556,600	63,069
	Bank Maybank Indonesia Tbk. PT	6,404,600	80,241
*	Bank Nationalnobu Tbk. PT	1,307,304	41,215
*	Bank Neo Commerce Tbk. PT	6,091,300	89,509
	Bank OCBC Nisp Tbk. PT	6,517,100	526,077
*	Bank Pan Indonesia Tbk. PT	11,783,200	801,125
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	5,052,912	240,966
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	6,590,400	202,149
	Bank Tabungan Negara Persero Tbk. PT	7,114,825	479,470
	BFI Finance Indonesia Tbk. PT	15,297,800	710,091
	BISI International Tbk. PT	3,898,500	218,892
	Blue Bird Tbk. PT	651,600	77,101
*	Buana Lintas Lautan Tbk. PT	14,502,300	118,951
*	Bukalapak.com Tbk. PT	67,027,100	613,702
	Bukit Asam Tbk. PT	9,041,900	1,327,543
	Buma Internasional Grup Tbk. PT	13,195,400	291,287
*	Bumi Resources Minerals Tbk. PT	14,451,800	376,302
*	Bumi Serpong Damai Tbk. PT	8,389,700	401,893

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Capital Financial Indonesia Tbk. PT	5,661,600	$356,092
*	Cemindo Gemilang PT	4,341,500	213,502
Ω	Cikarang Listrindo Tbk. PT	4,462,100	186,943
	Ciputra Development Tbk. PT	28,002,520	1,559,684
	Cisarua Mountain Dairy Tbk. PT	194,200	58,887
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,107,174
*	City Retail Developments Tbk. PT	12,056,400	90,144
	Dharma Satya Nusantara Tbk. PT	5,886,600	491,099
	Elang Mahkota Teknologi Tbk. PT	11,907,200	450,068
	Elnusa Tbk. PT	7,160,900	212,264
*	Energi Mega Persada Tbk. PT	7,457,200	267,006
	Erajaya Swasembada Tbk. PT	23,884,400	705,144
	ESSA Industries Indonesia Tbk. PT	16,908,600	645,661
	Gajah Tunggal Tbk. PT	3,960,900	252,267
	Garudafood Putra Putri Jaya Tbk. PT	14,072,700	311,336
*	Gudang Garam Tbk. PT	268,500	144,082
*	Harum Energy Tbk. PT	5,295,600	253,667
	Hexindo Adiperkasa Tbk. PT	241,400	78,831
*	Impack Pratama Industri Tbk. PT	11,041,600	333,974
	Indah Kiat Pulp & Paper Tbk. PT	1,823,900	751,321
	Indika Energy Tbk. PT	5,449,000	443,362
	Indo Tambangraya Megah Tbk. PT	740,000	1,032,524
	Indocement Tunggal Prakarsa Tbk. PT	1,495,700	475,892
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	662,055
*††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	26,494
	Japfa Comfeed Indonesia Tbk. PT	12,888,400	1,248,120
		Shares	Value»
INDONESIA — (Continued)
	Jasa Marga Persero Tbk. PT	4,395,000	$955,044
	Jaya Real Property Tbk. PT	10,463,000	473,863
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	836,053
*	Lippo Karawaci Tbk. PT	4,930,700	24,835
	Map Aktif Adiperkasa PT	18,394,500	770,927
	Matahari Department Store Tbk. PT	374,900	39,782
	MD Entertainment Tbk. PT	3,781,310	390,667
	Medco Energi Internasional Tbk. PT	17,296,406	1,348,382
	Medikaloka Hermina Tbk. PT	13,636,800	1,306,693
*	Merdeka Battery Materials Tbk. PT	2,693,400	78,102
*	Metro Healthcare Indonesia Tbk. PT	14,036,800	202,869
	Metrodata Electronics Tbk. PT	15,657,100	565,474
	Metropolitan Kentjana Tbk. PT	100,200	139,154
	Mitra Adiperkasa Tbk. PT	25,360,200	1,809,714
	Mitra Keluarga Karyasehat Tbk. PT	2,441,100	352,663
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	225,227
*	MNC Digital Entertainment Tbk. PT	2,355,000	69,818
*	MNC Land Tbk. PT	41,007,700	420,579
	Nippon Indosari Corpindo Tbk. PT	72,489	3,569
Ω	Nusantara Sejahtera Raya Tbk. PT	1,154,600	9,752
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,047,100	1,134,257
*	Pacific Strategic Financial Tbk. PT	6,601,800	451,250
	Pakuwon Jati Tbk. PT	29,198,500	624,036
*	Panin Financial Tbk. PT	49,629,800	764,272
*	Paninvest Tbk. PT	2,190,800	119,637
	Perusahaan Gas Negara Tbk. PT	22,581,600	2,232,415

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,475,500	$461,741
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,967
	Puradelta Lestari Tbk. PT	17,880,100	149,788
*††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	102,920
	Salim Ivomas Pratama Tbk. PT	5,132,700	208,938
	Sampoerna Agro Tbk. PT	1,315,600	239,587
	Samudera Indonesia Tbk. PT	7,239,200	144,121
*	Sarana Meditama Metropolitan Tbk. PT	951,700	15,843
	Sarana Menara Nusantara Tbk. PT	7,387,200	273,427
	Sariguna Primatirta Tbk. PT	11,881,800	402,976
	Sawit Sumbermas Sarana Tbk. PT	6,149,000	520,765
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,570,763
	Semen Indonesia Persero Tbk. PT	5,182,500	771,891
	Siloam International Hospitals Tbk. PT	629,400	80,697
	Sinar Mas Agro Resources & Technology Tbk. PT	125,060	31,881
*††	Sri Rejeki Isman Tbk. PT	35,353,931	58,816
	Summarecon Agung Tbk. PT	8,768,646	219,215
	Surya Citra Media Tbk. PT	25,537,500	285,787
	Surya Semesta Internusa Tbk. PT	9,721,800	1,532,005
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	8,099,600	62,938
	Tempo Scan Pacific Tbk. PT	1,036,600	138,320
	Timah Tbk. PT	8,208,514	502,365
*††	Trada Alam Minera Tbk. PT	180,020,800	0
		Shares	Value»
INDONESIA — (Continued)
	Transcoal Pacific Tbk. PT	1,786,600	$681,277
	Trias Sentosa Tbk. PT	32,818,400	983,290
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	38,124
	Triputra Agro Persada PT	9,220,900	811,609
	Tunas Baru Lampung Tbk. PT	5,040,328	244,910
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,086,300	949,720
	Unggul Indah Cahaya Tbk. PT	48,239	23,441
	Vale Indonesia Tbk. PT	543,200	113,587
*††	Waskita Karya Persero Tbk. PT	30,184,766	69,486
*††	Wijaya Karya Persero Tbk. PT	3,114,900	28,963
	XLSMART Telecom Sejahtera Tbk. PT	9,544,779	1,460,720
TOTAL INDONESIA			52,016,217
KUWAIT — (0.8%)
	A'ayan Leasing & Investment Co. KSCP	1,269,531	746,815
	Agility Public Warehousing Co. KSC	922,002	429,849
	Al-Eid Food KSC	235,106	169,462
	Ali Alghanim Sons Automotive Co. KSCC	246,036	901,513
*	Alimtiaz Investment Group KSC	1,010,459	160,485
*††	Arabi Group Holding KSC	502,886	474,715
	Arzan Financial Group for Financing & Investment KPSC	1,556,227	1,502,096
*	Asiya Capital Investments Co. KSCP	1,274,953	184,890
	Boubyan Petrochemicals Co. KSCP	550,377	1,161,908
	Boursa Kuwait Securities Co. KPSC	214,044	2,433,536
	Combined Group Contracting Co. SAK	202,267	477,184

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Commercial Facilities Co. SAKP	28,413	$21,656
	Commercial Real Estate Co. KSC	3,218,090	1,993,713
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,093,105
	Heavy Engineering & Ship Building Co. KSCP	152,527	429,778
	Humansoft Holding Co. KSC	220,248	1,725,847
*	IFA Hotels & Resorts-KPSC	17,213	49,215
	Integrated Holding Co. KCSC	338,285	599,083
	Jazeera Airways Co. KSCP	72,375	318,877
	Kuwait Cement Co. KSC	94,916	108,436
	Kuwait Financial Centre SAK	72,136	35,513
	Kuwait Insurance Co. SAK	18,311	31,340
	Kuwait International Bank KSCP	2,037,307	1,839,645
	Kuwait Investment Co. SAK	289,346	195,495
	Kuwait Real Estate Co. KSC	2,237,333	2,623,785
	Kuwait Telecommunications Co.	124,889	234,538
	Mezzan Holding Co. KSCC	239,144	970,703
*	Munshaat Real Estate Projects Co. KSCP	96,326	61,073
*	National Consumer Holding Co. SAK	291,415	104,586
	National Industries Group Holding SAK	3,047,051	2,453,307
	National Investments Co. KSCP	1,082,323	867,714
*	Oula Fuel Marketing Co.	26,299	31,464
*	Privatization Holding Co. KSCP	910,033	164,921
*	Rasiyat Holding Co.	31,548	38,005
	Salhia Real Estate Co. KSCP	858,834	1,157,506
	Securities House KSC	561,158	149,873
		Shares	Value»
KUWAIT — (Continued)
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	768,205	$391,158
	Specialities Group Holding Co. KSCC	38,647	19,937
*	Warba Bank KSCP	2,590,647	2,343,141
TOTAL KUWAIT			28,695,867
MALAYSIA — (1.3%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	959,545
#	Able Global Bhd.	59,300	20,787
#	Aeon Co. M Bhd.	1,045,200	315,659
#	AEON Credit Service M Bhd.	624,000	752,688
#*	AFFIN Bank Bhd.	484,683	269,887
	Ajinomoto Malaysia Bhd.	43,900	132,149
	Alliance Bank Malaysia Bhd.	1,603,811	1,685,435
	Allianz Malaysia Bhd.	134,100	547,071
#	AME Elite Consortium Bhd.	201,100	70,998
	Ancom Nylex Bhd.	1,266,198	275,631
	Aumas Resources Bhd.	336,000	41,746
	Aurelius Technologies Bhd.	209,100	53,195
#	Bank Islam Malaysia Bhd.	1,307,700	685,675
#*	Berjaya Corp. Bhd.	6,274,407	411,208
#*	Berjaya Land Bhd.	2,162,400	141,124
*	Bermaz Auto Bhd.	604,500	104,700
	British American Tobacco Malaysia Bhd.	133,000	161,113
*	Bumi Armada Bhd.	5,253,900	540,826
#	Bursa Malaysia Bhd.	595,400	1,050,180
#	Cahya Mata Sarawak Bhd.	1,403,100	405,348
	Carlsberg Brewery Malaysia Bhd.	370,400	1,569,236
	CB Industrial Product Holding Bhd.	550,840	135,570
	CCK Consolidated Holdings Bhd.	145,100	43,812
#	CTOS Digital Bhd.	1,087,700	221,199
	D&O Green Technologies Bhd.	529,300	128,806
*	Dagang NeXchange Bhd.	1,238,900	83,444

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Dayang Enterprise Holdings Bhd.	1,331,175	$572,541
	DRB-Hicom Bhd.	952,700	188,210
#	Duopharma Biotech Bhd.	1,029,238	318,186
	Dutch Lady Milk Industries Bhd.	79,100	504,951
#	Eastern & Oriental Bhd.	531,200	103,582
	Eco World Development Group Bhd.	2,221,100	1,056,783
#	EG Industries Bhd.	172,400	45,796
#*	Ekovest Bhd.	2,562,050	248,135
	FAR East Holdings Bhd.	258,300	228,925
#	Farm Fresh Bhd.	695,400	283,034
	Formosa Prosonic Industries Bhd.	102,400	30,435
#	Frontken Corp. Bhd.	2,648,750	2,507,463
#	Gas Malaysia Bhd.	597,600	581,334
	Genetec Technology Bhd.	63,900	11,028
	Genting Plantations Bhd.	323,800	372,057
*	Globetronics Technology Bhd.	802,872	70,876
*††	Golden Plus Holding Bhd.	216,000	0
#*	Greatech Technology Bhd.	540,400	214,616
	Guan Chong Bhd.	360,866	96,076
	Hap Seng Plantations Holdings Bhd.	170,200	76,875
	Hartalega Holdings Bhd.	249,100	85,056
#	Hextar Global Bhd.	577,500	121,760
	Hiap Teck Venture Bhd.	2,302,700	161,070
#	Hibiscus Petroleum Bhd.	1,362,519	497,265
	Hong Leong Industries Bhd.	350,400	1,072,350
#	Hume Cement Industries Bhd.	25,600	18,266
	Hup Seng Industries Bhd.	97,200	21,596
	IGB Bhd.	999,381	731,450
#	ITMAX SYSTEM Bhd.	193,600	181,487
#	Jaya Tiasa Holdings Bhd.	973,927	274,939
	Keck Seng Malaysia Bhd.	289,650	365,708
#	Kelington Group Bhd.	631,700	624,039
		Shares	Value»
MALAYSIA — (Continued)
#	Kenanga Investment Bank Bhd.	346,300	$73,293
	Kerjaya Prospek Group Bhd.	632,890	301,392
#	Kim Loong Resources Bhd.	838,580	461,565
#	Kossan Rubber Industries Bhd.	2,868,400	918,560
	KPJ Healthcare Bhd.	510,000	309,102
#	Kretam Holdings Bhd.	1,129,400	185,924
#*	KSL Holdings Bhd.	828,818	313,695
	LBS Bina Group Bhd.	1,755,116	190,544
#	Leong Hup International Bhd.	957,700	135,398
#	LPI Capital Bhd.	397,224	1,349,904
#	Magni-Tech Industries Bhd.	561,433	276,989
#	Magnum Bhd.	872,263	275,764
#	Mah Sing Group Bhd.	2,487,487	676,604
#	Malakoff Corp. Bhd.	3,759,300	786,815
	Malayan Cement Bhd.	79,900	104,806
	Malayan Flour Mills Bhd.	1,438,875	195,286
#	Malaysia Smelting Corp. Bhd.	493,800	133,568
#	Malaysian Pacific Industries Bhd.	73,600	344,686
#	Malaysian Resources Corp. Bhd.	3,424,566	426,516
#	Matrix Concepts Holdings Bhd.	3,731,005	1,168,312
#	MBM Resources Bhd.	418,496	450,727
#	MBSB Bhd.	757,290	121,318
	Mega First Corp. Bhd.	1,538,100	1,304,943
#	Mi Technovation Bhd.	301,700	142,299
#	MKH Bhd.	589,234	145,893
	MKH Oil Palm East Kalimantan Bhd.	148,215	21,862
#	MNRB Holdings Bhd.	667,088	288,482
*	Muhibbah Engineering M Bhd.	866,825	116,551
#	Nationgate Holdings Bhd.	110,700	39,764
#	NEXG Bhd.	987,200	123,262
††	Nylex Malaysia Bhd.	4,205	44
#	OCK Group Bhd.	178,600	17,328
	Oriental Holdings Bhd.	432,800	687,696

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	OSK Holdings Bhd.	5,966,482	$1,826,491
	Padini Holdings Bhd.	1,997,700	932,544
	Panasonic Manufacturing Malaysia Bhd.	25,084	61,660
#	Pantech Group Holdings Bhd.	870,819	138,309
#	Paramount Corp. Bhd.	584,955	148,024
	Pecca Group Bhd.	112,100	39,900
#	Perak Transit Bhd.	948,749	153,364
	Petron Malaysia Refining & Marketing Bhd.	79,100	65,233
#*	Ranhill Utilities Bhd.	1,590,149	500,817
#	RCE Capital Bhd.	876,700	211,175
	RGB International Bhd.	1,159,100	79,757
#	Sam Engineering & Equipment M Bhd.	412,749	402,198
*	Sapura Energy Bhd.	13,232,800	123,622
#	Sarawak Oil Palms Bhd.	830,255	650,554
	Scientex Bhd.	1,382,872	1,055,296
#	Shangri-La Hotels Malaysia Bhd.	117,700	45,184
	Sime Darby Property Bhd.	395,200	136,963
	SKP Resources Bhd.	1,745,324	384,851
#*	Solarvest Holdings Bhd.	274,400	160,611
	Southern Cable Group Bhd.	28,600	11,419
	SP Setia Bhd. Group	3,977,400	1,039,689
#	Sports Toto Bhd.	1,247,976	400,262
#	Sunway Construction Group Bhd.	575,736	704,083
*	Supermax Corp. Bhd.	223,900	29,565
	Suria Capital Holdings Bhd.	269,560	105,703
#	Syarikat Takaful Malaysia Keluarga Bhd.	769,157	575,656
#	Ta Ann Holdings Bhd.	494,189	445,231
	Taliworks Corp. Bhd.	476,616	64,651
	Thong Guan Industries Bhd.	303,200	80,018
#*	Tropicana Corp. Bhd.	1,651,790	459,887
#	TSH Resources Bhd.	971,500	265,471
#	Uchi Technologies Bhd.	887,200	662,394
#	UEM Sunrise Bhd.	2,680,400	467,234
#	Unisem M Bhd.	90,600	49,185
	United Malacca Bhd.	389,750	488,192
		Shares	Value»
MALAYSIA — (Continued)
#	UOA Development Bhd.	3,505,800	$1,444,953
#	Velesto Energy Bhd.	8,441,608	355,658
#	VS Industry Bhd.	5,488,713	1,027,937
	Wasco Bhd.	6,100	1,397
#*	WCT Holdings Bhd.	1,512,493	276,952
	Wellcall Holdings Bhd.	682,000	210,661
TOTAL MALAYSIA			50,844,564
MEXICO — (2.7%)
	Alfa SAB de CV, Class A	195,467	142,572
	Alpek SAB de CV	447,587	214,244
*	Alsea SAB de CV	1,200,172	3,598,289
*	Axtel SAB de CV	2,672,055	332,856
Ω	Banco del Bajio SA	2,219,117	4,987,573
#	Becle SAB de CV	53,623	67,196
	Bolsa Mexicana de Valores SAB de CV	827,212	1,770,185
*	Consorcio ARA SAB de CV	910,439	155,882
*	Controladora Alpek SAB de CV	195,467	27,976
*	Controladora AXTEL SAB de CV	858,225	32,937
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	381,948	223,318
	Corp. Actinver SAB de CV	179,820	176,341
#	Corp. Inmobiliaria Vesta SAB de CV	1,538,415	4,335,941
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	955,067	2,167,063
	Corp. Moctezuma SAB de CV	696,531	2,990,671
	Corporativo Fragua SAB de CV	3	88
	Cydsa SAB de CV	10,875	10,319
#*††	Empresas ICA SAB de CV	3,768,186	0
	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,478
	GCC SAB de CV	538,452	5,034,305
	Genomma Lab Internacional SAB de CV, Class B	1,156,218	1,334,876
	Gentera SAB de CV	2,901,196	6,579,017

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	$7,715,526
	Grupo Comercial Chedraui SA de CV	1,148,768	9,295,491
	Grupo Herdez SAB de CV	1,367,911	3,932,246
*	Grupo Hotelero Santa Fe SAB de CV	593,832	121,820
	Grupo Industrial Saltillo SAB de CV	968,587	765,012
*	Grupo Posadas SAB de CV	69,065	103,881
#*	Grupo Rotoplas SAB de CV	366,093	266,055
#*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,735,417
#	Grupo Televisa SAB (TLEVICPO MM)	622,286	343,057
*Ω	Grupo Traxion SAB de CV	338,293	296,421
*	Industrias CH SAB de CV	1,664,175	14,996,541
	KUO SAB de CV	712,836	1,681,484
#	La Comer SAB de CV	2,976,514	6,394,811
	Megacable Holdings SAB de CV	1,460,306	4,028,324
*	Minera Frisco SAB de CV, Class A1	5,190,417	1,111,544
*Ω	Nemak SAB de CV	193,853	34,732
*	Ollamani SAB	12,275	30,595
	Operadora De Sites Mexicanos SAB de CV, Class A-1	46,619	40,305
	Orbia Advance Corp. SAB de CV	52,472	35,686
	Organizacion Cultiba SAB de CV	976,847	556,127
*	Organizacion Soriana SAB de CV, Class B	358,274	493,588
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	178,965	2,115,420
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	4,368	43,645
		Shares	Value»
MEXICO — (Continued)
#	Qualitas Controladora SAB de CV	374,606	$3,394,588
	Regional SAB de CV	505,137	3,905,607
*††	San Luis Rassini	3,300	0
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
*	Vista Energy SAB de CV (VIST US), ADR	2,874	128,468
*	Vitro SAB de CV	239,494	69,189
TOTAL MEXICO			104,818,707
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	2,512,500	438,598
	A Soriano Corp.	2,931,411	733,880
	ACEN Corp.	2,056,000	87,941
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	4,431,200	585,276
	Apex Mining Co., Inc.	5,852,000	573,216
	Belle Corp.	12,306,400	316,544
	Bloomberry Resorts Corp.	3,602,200	250,303
	Century Pacific Food, Inc.	2,699,500	1,711,063
	China Banking Corp.	5,503,954	6,182,801
	Converge Information & Communications Technology Solutions, Inc.	3,258,900	997,251
	Cosco Capital, Inc.	2,433,000	291,091
	D&L Industries, Inc.	3,424,800	297,683
	DigiPlus Interactive Corp.	170,500	73,497
	DMCI Holdings, Inc.	5,003,100	879,024
	DoubleDragon Corp.	170,690	28,366
	East West Banking Corp.	437,200	92,835
	Filinvest Development Corp.	455,522	38,824
	Filinvest Land, Inc.	30,065,620	422,788
	Filinvest REIT Corp.	2,419,226	142,979
	First Philippine Holdings Corp.	1,527,600	2,060,750
	GT Capital Holdings, Inc.	143,610	1,473,876
	JG Summit Holdings, Inc.	837,100	300,811
	Keepers Holdings, Inc.	378,000	16,254
	LT Group, Inc.	3,026,800	677,725
	Manila Water Co., Inc.	3,376,300	2,128,061

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Megaworld Corp.	7,861,000	$267,710
Ω	Monde Nissin Corp.	1,199,900	153,844
	Nickel Asia Corp.	5,209,100	200,493
	Philcomsat Holdings Corp.	316,022	579,519
	Philex Mining Corp.	1,221,300	117,982
	Philippine National Bank	767,726	829,504
*††	Philippine National Construction Corp.	173,000	2,726
	Philippine Savings Bank	371,707	373,315
*	Philippine Seven Corp.	46,020	41,906
	Philippine Stock Exchange, Inc.	42,102	150,296
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	12,430
	Puregold Price Club, Inc.	1,554,890	1,065,806
	RFM Corp.	7,485,068	531,596
	Rizal Commercial Banking Corp.	2,651,952	1,134,868
	Robinsons Land Corp.	3,638,151	903,235
	Robinsons Retail Holdings, Inc.	151,640	98,816
	Security Bank Corp.	427,640	556,409
	Semirara Mining & Power Corp.	689,100	389,653
*	Synergy Grid & Development Phils, Inc.	484,800	95,558
*	Top Frontier Investment Holdings, Inc.	1,640	1,547
	Union Bank of the Philippines	1,726,703	945,663
	Universal Robina Corp.	190,400	288,376
	Vista Land & Lifescapes, Inc.	4,407,200	110,340
	Vistamalls, Inc.	553,600	14,232
	Wilcon Depot, Inc.	2,360,800	404,799
TOTAL PHILIPPINES			30,072,060
POLAND — (1.7%)
	AB SA	2,202	55,258
*	Agora SA	67,512	165,924
	Alior Bank SA	37,291	1,004,725
	Amica SA	4,834	74,257
	AmRest Holdings SE	105,617	402,476
	Apator SA	37,109	209,789
#	Arctic Paper SA	23,360	71,080
		Shares	Value»
POLAND — (Continued)
#	ASBISc Enterprises PLC	51,549	$373,903
	Asseco Poland SA	75,216	4,057,918
	Asseco South Eastern Europe SA	805	16,513
#	Auto Partner SA	62,499	333,318
*	Bank Millennium SA	560,969	2,181,730
*	Bank Ochrony Srodowiska SA	64,719	177,412
#	Benefit Systems SA	2,817	2,551,648
#	Boryszew SA	133,234	214,731
	Budimex SA	20,346	3,044,902
*	CCC SA	57,277	2,942,942
#*	Celon Pharma SA	19,996	123,740
*	Cognor Holding SA	86,852	161,893
	Cyber Folks SA	4,130	197,704
*	Cyfrowy Polsat SA	128,108	514,273
*	Datawalk SA	3,247	91,895
	Develia SA	1,491,512	3,323,776
	Dom Development SA	15,579	974,833
*	Echo Investment SA	22,550	32,006
	Elektrotim SA	5,002	67,573
*	Enea SA	559,136	2,824,710
#	Eurocash SA	55,666	120,020
*	Fabryki Mebli Forte SA	48,823	368,087
	Globe Trade Centre SA	327,524	371,548
*	Grupa Azoty SA	71,903	357,367
#	Grupa Kety SA	52,444	12,204,386
	Grupa Pracuj SA	4,638	79,048
#	Inter Cars SA	33,276	5,076,358
*	Jastrzebska Spolka Weglowa SA	81,914	512,705
#	KRUK SA	59,735	6,544,644
#*	Lubawa SA	30,768	73,121
*	Lubelski Wegiel Bogdanka SA	11,215	72,491
#	Mirbud SA	82,029	326,083
#	Mo-BRUK SA	2,246	168,568
	Neuca SA	2,512	444,260
	Newag SA	1,122	21,633
	Orange Polska SA	63,271	147,556
	Pepco Group NV	38,346	237,593
*	PKP Cargo SA	34,072	140,436
	PlayWay SA	2,195	161,050
*	Polimex-Mostostal SA	28,040	34,411
	Rainbow Tours SA	1,470	52,324
	Stalexport Autostrady SA	164,889	137,853
	Synektik SA	8,531	488,372
*	Tauron Polska Energia SA	2,405,636	5,336,377
	TEN Square Games SA	6,067	131,953

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
#	Text SA	18,358	$284,985
	Torpol SA	24,822	259,131
	VRG SA	873,743	955,255
	Warsaw Stock Exchange	57,560	813,563
	Wawel SA	365	63,235
	Wirtualna Polska Holding SA	9,579	190,696
#Ω	XTB SA	83,945	1,677,614
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	11,032
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	201,193
TOTAL POLAND			64,255,877
QATAR — (0.7%)
	Aamal Co.	4,489,887	1,014,394
	Al Khaleej Takaful Group QSC	569,983	378,750
	Al Meera Consumer Goods Co. QSC	203,205	824,946
	Alijarah Holding Co. QPSC	276,396	55,180
*	Baladna	1,248,044	458,942
	Barwa Real Estate Co.	2,452,814	1,889,893
	Doha Bank QPSC	4,061,916	2,729,425
	Doha Insurance Co. QSC	249,552	181,862
*	Estithmar Holding QPSC	1,670,548	1,627,830
	Gulf International Services QSC	2,627,664	2,385,314
	Gulf Warehousing Co.	629,980	478,216
	Lesha Bank LLC	2,896,990	1,478,607
	Mannai Corp. QSC	194,052	326,067
*	Mazaya Real Estate Development QPSC	1,465,607	247,651
	Medicare Group	332,626	523,255
	Qatar Aluminum Manufacturing Co.	4,936,711	2,009,237
	Qatar Industrial Manufacturing Co. QSC	18,666	13,180
	Qatar Insurance Co. SAQ	3,614,391	2,081,007
	Qatar Islamic Insurance Group	47,294	112,857
	Qatar National Cement Co. QSC	666,601	632,024
		Shares	Value»
QATAR — (Continued)
	Qatar Navigation QSC	1,403,437	$4,177,645
	Salam International Investment Ltd. QSC	2,225,787	441,688
	United Development Co. QSC	3,162,309	896,194
	Vodafone Qatar QSC	5,136,998	3,363,773
*	Widam Food Co.	197,452	120,182
	Zad Holding Co.	38,148	153,250
TOTAL QATAR			28,601,369
RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	1,159,883	2,256,338
*	Advanced Petrochemical Co.	235,862	1,948,568
	Al Babtain Power & Telecommunication Co.	120,559	1,801,749
	Al Hammadi Holding	246,494	2,380,774
	Al Hassan Ghazi Ibrahim Shaker Co.	107,634	769,030
	Al Jouf Agricultural Development Co.	39,176	444,556
*	Al Khaleej Training & Education Co.	58,172	379,286
	Al Masane Al Kobra Mining Co.	23,937	423,740
*	Al Rajhi Co. for Co-operative Insurance	21,248	671,909
	Al Yamamah Steel Industries Co.	76,456	701,731
	Alamar Foods	7,095	97,427
	Alandalus Property Co.	194,116	1,010,568
	Alaseel Co.	510,290	518,573
	Al-Dawaa Medical Services Co.	18,585	363,374

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	146,334	$4,648,071
	Al-Etihad Cooperative Insurance Co.	46,794	156,946
	AlJazira Takaful Ta'awuni Co.	21,774	73,942
	AlKhorayef Water & Power Technologies Co.	45,973	1,582,183
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,481	16,931
	Almawarid Manpower Co.	5,850	197,801
	Almunajem Foods Co.	47,822	846,043
	Alujain Corp.	58,709	573,078
*	Anaam International Holding Group Co.	32,864	131,298
*	Arabia Insurance Cooperative Co.	3,576	10,767
	Arabian Cement Co.	118,046	648,492
Ω	Arabian Centres Co.	296,077	1,636,493
	Arabian Contracting Services Co.	30,327	780,125
	Arabian Drilling Co.	45,527	908,765
	Arabian Pipes Co.	333,653	527,208
*	Arabian Shield Cooperative Insurance Co.	36,536	143,820
	Arriyadh Development Co.	275,498	2,348,209
*	ARTEX Industrial Investment Co.	79,078	270,987
	Astra Industrial Group Co.	127,517	4,753,775
	Ataa Educational Co.	24,727	403,006
*	BAAN Holding Group Co.	271,491	179,993
	Basic Chemical Industries Ltd.	24,620	172,052
	Bawan Co.	90,760	1,264,900
	BinDawood Holding Co.	482,715	762,261
	Catrion Catering Holding Co.	130,751	3,948,636
*	Chubb Arabia Cooperative Insurance Co.	26,440	232,799
	City Cement Co.	184,357	821,489
	Dallah Healthcare Co.	72,751	2,635,107
*	Dar Al Arkan Real Estate Development Co.	863,247	4,391,199
		Shares	Value»
SAUDI ARABIA — (Continued)
	East Pipes Integrated Co. for Industry	28,823	$826,850
	Eastern Province Cement Co.	112,346	825,987
	Electrical Industries Co.	1,772,460	4,238,676
*	Emaar Economic City	512,286	1,712,726
	Etihad Atheeb Telecommunication Co.	14,070	361,570
*	Fawaz Abdulaziz Al Hokair & Co.	47,798	366,072
	First Milling Co.	23,705	358,373
*	Fitaihi Holding Group	330,411	288,639
	Gulf Insurance Group	24,791	162,905
*	Gulf Union Cooperative Insurance Co.	36,777	137,730
*	Halwani Brothers Co.	1,844	20,808
*	Herfy Food Services Co.	24,105	161,091
	Jamjoom Pharmaceuticals Factory Co.	11,523	497,596
*	Jazan Development & Investment Co.	8,584	24,961
*	L'Azurde Co. for Jewelry	9,303	31,586
	Leejam Sports Co. JSC	78,537	2,967,546
*	Lumi Rental Co.	13,138	211,808
*	Malath Cooperative Insurance Co.	19,541	66,877
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	146,314	659,194
*	Methanol Chemicals Co.	80,639	269,328
*	Middle East Healthcare Co.	105,208	1,577,120
*	Middle East Paper Co.	122,825	910,951
	Middle East Specialized Cables Co.	50,327	447,217
	Mobile Telecommunications Co. Saudi Arabia	1,214,707	3,365,024
*	Najran Cement Co.	70,262	152,162
*	National Agriculture Development Co.	460,106	2,518,914

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Glass Industries	63,808	$688,395
	National Co. for Learning & Education	41,585	1,852,001
	National Gas & Industrialization Co.	13,760	278,733
*	National Gypsum	12,370	70,202
*	National Industrialization Co.	803,809	2,059,289
	National Medical Care Co.	15,363	664,996
	Nayifat Finance Co.	114,126	392,798
	Northern Region Cement Co.	237,631	511,909
*	Perfect Presentation For Commercial Services Co.	68,490	195,914
	Power & Water Utility Co. for Jubail & Yanbu	62,385	665,991
	Qassim Cement Co.	105,007	1,289,222
*	Rabigh Refining & Petrochemical Co.	49,737	94,173
*	Red Sea International Co.	5,915	62,478
	Retal Urban Development Co.	377,419	1,490,204
	Riyadh Cement Co.	36,634	309,840
*	Saudi Arabian Amiantit Co.	3,044	16,737
	Saudi Automotive Services Co.	136,941	1,877,329
	Saudi Cement Co.	207,592	2,116,454
*	Saudi Ceramic Co.	144,888	1,178,204
	Saudi Chemical Co. Holding	1,535,816	3,111,240
*	Saudi Co. For Hardware CJSC	6,152	47,193
	Saudi Industrial Investment Group	38,712	185,237
*	Saudi Kayan Petrochemical Co.	1,053,916	1,281,865
	Saudi Paper Manufacturing Co.	71,527	1,051,499
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	110,608	709,771
*	Saudi Public Transport Co.	189,512	674,435
*	Saudi Real Estate Co.	493,378	2,417,109
*	Saudi Reinsurance Co.	173,403	2,098,653
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Research & Media Group	39,984	$1,957,623
	Saudi Steel Pipe Co.	27,940	381,146
	Saudia Dairy & Foodstuff Co.	49,883	3,495,228
*	Savola Group	131,011	863,895
	Scientific & Medical Equipment House Co.	20,814	196,497
*	Seera Group Holding	535,616	3,685,610
*	SHL Finance Co.	45,704	283,771
*	Sinad Holding Co.	149,742	429,623
	Southern Province Cement Co.	134,030	938,823
	Sustained Infrastructure Holding Co.	120,139	1,064,224
	Tabuk Cement Co.	65,464	181,962
	Tanmiah Food Co.	11,867	283,360
	Theeb Rent A Car Co.	52,207	858,489
	United Electronics Co.	134,725	3,224,243
	United International Transportation Co.	116,692	2,174,870
*	Walaa Cooperative Insurance Co.	145,077	539,511
*	Wataniya Insurance Co.	44,163	190,989
	Yamama Cement Co.	375,757	3,290,417
	Yanbu Cement Co.	182,135	826,332
	Zahrat Al Waha For Trading Co.	2,784	19,497
TOTAL SAUDI ARABIA			124,273,691
SOUTH AFRICA — (3.0%)
	Adcock Ingram Holdings Ltd.	119,092	450,514
	Advtech Ltd.	2,578,964	4,619,499
	AECI Ltd.	255,376	1,533,156
	African Rainbow Minerals Ltd.	257,204	2,608,216
	Afrimat Ltd.	233,924	536,178
	Alexander Forbes Group Holdings Ltd.	1,437,620	669,134
	Altron Ltd., Class A	631,230	729,724
	Aspen Pharmacare Holdings Ltd.	106,429	683,088
	Astral Foods Ltd.	94,302	898,095
	AVI Ltd.	939,094	4,842,526
	Barloworld Ltd.	381,135	2,433,453
*	Blue Label Telecoms Ltd.	768,332	687,444
	Cashbuild Ltd.	48,918	414,706

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Caxton & CTP Publishers & Printers Ltd.	72,867	$46,238
	City Lodge Hotels Ltd.	225,045	51,359
	Coronation Fund Managers Ltd.	512,728	1,157,912
	Curro Holdings Ltd.	401,402	192,783
	DataTec Ltd.	1,131,042	3,706,155
Ω	Dis-Chem Pharmacies Ltd.	1,039,238	1,770,204
	DRDGOLD Ltd. (DRD SJ)	1,386,609	1,840,201
	Exxaro Resources Ltd.	112,737	983,631
	Famous Brands Ltd.	118,736	383,735
	Foschini Group Ltd.	723,048	4,882,176
	Grindrod Ltd.	1,313,728	834,583
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,030,991	13,877,139
	Hudaco Industries Ltd.	88,913	947,096
	Italtile Ltd.	760,394	412,318
	JSE Ltd.	223,103	1,665,224
*	KAP Ltd.	2,535,772	258,814
*	Lesaka Technologies, Inc.	776	3,458
	Lewis Group Ltd.	170,216	731,803
	Life Healthcare Group Holdings Ltd.	2,834,634	2,082,168
	Merafe Resources Ltd.	2,141,711	144,830
*	Metair Investments Ltd.	193,890	63,738
	Momentum Group Ltd.	2,861,207	5,421,802
	Motus Holdings Ltd.	336,480	1,720,415
	Mpact Ltd.	218,055	298,109
	Mr. Price Group Ltd.	229,168	2,651,859
*	MultiChoice Group	454,852	2,998,823
*	Nampak Ltd.	2,378	65,462
	Netcare Ltd.	1,448,616	1,089,922
	Ninety One Ltd.	505,783	1,216,388
	Northam Platinum Holdings Ltd.	453,079	5,204,425
*	Nutun Ltd.	5,195	402
	Oceana Group Ltd.	226,635	650,022
	Old Mutual Ltd. (OMU SJ)	996,122	698,616
	Omnia Holdings Ltd.	393,703	1,706,245
#*	Pick n Pay Stores Ltd.	1,119,840	1,743,058
	PPC Ltd.	1,413,927	395,455
	Premier Group Ltd.	8,604	66,291
		Shares	Value»
SOUTH AFRICA — (Continued)
	PSG Financial Services Ltd.	2,017,236	$2,598,949
*	Rainbow Chicken	535,302	125,854
	Raubex Group Ltd.	488,630	1,208,405
	RCL Foods Ltd.	535,302	293,243
	Reunert Ltd.	364,324	1,117,636
	RFG Holdings Ltd.	210,052	184,510
	Santam Ltd.	131,354	3,185,029
	Sappi Ltd.	1,323,647	2,005,999
*	Sibanye Stillwater Ltd. (SSW SJ)	11,346	23,864
	Southern Sun Ltd.	350,520	182,047
*	SPAR Group Ltd.	464,794	2,733,337
	Spur Corp. Ltd.	179,094	353,053
	Sun International Ltd.	802,125	2,071,297
	Super Group Ltd.	663,150	587,478
*	Telkom SA SOC Ltd.	674,924	2,193,324
	Thungela Resources Ltd. (TGA SJ)	116,916	595,276
	Tiger Brands Ltd.	394,877	6,588,012
	Truworths International Ltd.	844,706	3,286,047
	Tsogo Sun Ltd.	820,842	311,608
	We Buy Cars Holdings Ltd.	465,266	1,473,791
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	1,753,150
	Woolworths Holdings Ltd.	103,614	283,879
	Zeda Ltd.	288,074	201,550
TOTAL SOUTH AFRICA			116,425,930
SOUTH KOREA — (9.5%)
#*	3S Korea Co. Ltd.	119,258	160,484
#	ABOV Semiconductor Co. Ltd.	21,461	179,448
#*	ADTechnology Co. Ltd.	20,426	367,150
#	Advanced Nano Products Co. Ltd.	11,376	438,127
#	Advanced Process Systems Corp.	17,765	230,168
#	Aekyung Chemical Co. Ltd.	23,069	197,554
	Aekyung Industrial Co. Ltd.	5,894	70,079
#*	Agabang & Co.	53,186	206,754
#	Ahnlab, Inc.	20,292	934,588
*	Air Busan Co. Ltd.	117,262	173,402
	AJ Networks Co. Ltd.	4,837	14,825
#*	ALUKO Co. Ltd.	126,001	216,152
#*	Amicogen, Inc.	73,805	216,444
*	Anam Electronics Co. Ltd.	109,985	111,417

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ananti, Inc.	7,431	$53,082
#*	Anapass, Inc.	24,415	328,235
*	ANIPLUS, Inc.	26,065	103,851
*	Anterogen Co. Ltd.	5,555	93,926
	Aplus Asset Advisor Co. Ltd.	18,778	85,144
*	Aprogen, Inc.	238,007	104,640
#*	APS, Inc.	44,932	155,345
*	APT Neuroscience, Inc.	28,466	28,206
*††	Arion Technology, Inc.	51,658	0
#	Asia Cement Co. Ltd.	50,335	517,029
	ASIA Holdings Co. Ltd.	3,528	854,457
#*	Asia Pacific Satellite, Inc.	19,738	174,013
#	Asia Paper Manufacturing Co. Ltd.	81,215	467,350
*	Asiana Airlines, Inc.	82,372	560,767
	Atec Co. Ltd.	10,670	106,288
	Atinum Investment Co. Ltd.	37,138	65,069
#	ATON, Inc.	8,036	48,118
	Aurora World Corp.	141	1,807
#	Avaco Co. Ltd.	31,776	303,769
#	Baiksan Co. Ltd.	44,605	487,260
	BGF Co. Ltd.	20,377	58,500
#	BGF retail Co. Ltd.	2,884	233,614
#	BH Co. Ltd.	79,009	827,790
#*	BHI Co. Ltd.	43,958	1,263,092
#	Binggrae Co. Ltd.	14,995	875,908
#	Bio Plus Co. Ltd.	112,311	556,667
*	Biodyne Co. Ltd.	31,138	330,782
#*	Bioneer Corp.	28,547	308,743
	BioNote, Inc.	29,046	109,344
#*	BNC Korea Co. Ltd.	147,192	548,452
#	Boditech Med, Inc.	37,840	387,776
#	Bookook Securities Co. Ltd.	9,028	343,646
#	Boryung	107,363	651,926
#*	Bosung Power Technology Co. Ltd.	116,334	262,641
*††	Bucket Studio Co. Ltd.	55,178	8,594
*	Bukwang Pharmaceutical Co. Ltd.	34,504	80,238
	BYC Co. Ltd.	7,100	201,230
	Byucksan Corp.	25,274	40,589
#*	Cafe24 Corp.	36,658	1,132,272
#	Cape Industries Ltd.	28,205	150,077
#	Caregen Co. Ltd.	41,041	1,463,157
#*	Celltrion Pharm, Inc.	18,012	692,510
*	Chabiotech Co. Ltd.	9,535	75,727
		Shares	Value»
SOUTH KOREA — (Continued)
	Cheil Electric Co. Ltd.	4,153	$35,084
#	Chemtronics Co. Ltd.	39,956	622,416
*	Chemtros Co. Ltd.	12,112	37,701
#	Cheryong Electric Co. Ltd.	18,387	530,763
	Cheryong Industrial Co. Ltd.	5,175	22,792
#	Chips&Media, Inc.	37,182	452,703
#*	Choil Aluminum Co. Ltd.	133,519	145,240
#	Chong Kun Dang Pharmaceutical Corp.	17,823	1,082,953
#	Chongkundang Holdings Corp.	11,961	425,083
*	Chorokbaem Media Co. Ltd.	28,814	105,964
#*	Chunbo Co. Ltd.	6,228	200,183
#*	CJ CGV Co. Ltd.	115,155	425,134
*	CJ ENM Co. Ltd.	28,005	1,320,002
#	CJ Freshway Corp.	7,074	148,687
#	CLIO Cosmetics Co. Ltd.	13,245	142,777
*	CMG Pharmaceutical Co. Ltd.	183,080	257,301
*	Com2uS Holdings Corp.	1,906	31,552
	Com2uSCorp	14,181	393,308
*	ContentreeJoongAng Corp.	9,600	70,706
	Coocon Corp.	1,059	27,191
#	Cosmax, Inc.	24,025	4,326,305
#	Cosmecca Korea Co. Ltd.	16,670	804,744
#*	CosmoAM&T Co. Ltd.	18,854	521,638
#*	Cosmochemical Co. Ltd.	69,382	814,288
	Cowintech Co. Ltd.	4,196	37,607
	CR Holdings Co. Ltd.	36,620	139,729
#*	Creative & Innovative System	162,892	881,626
	Creverse, Inc.	4,488	44,728
*	CS Bearing Co. Ltd.	7,576	37,337
*	CTC BIO, Inc.	46,578	209,017
#*	Cube Entertainment, Inc.	11,296	132,771
#	Cuckoo Holdings Co. Ltd.	24,333	531,515
	Cuckoo Homesys Co. Ltd.	1,053	21,097
#*	Curexo, Inc.	27,954	168,264
#	D.I Corp.	73,014	714,464
*††	DA Technology Co. Ltd.	133,285	3,652

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	$260,777
#	Dae Won Kang Up Co. Ltd.	103,903	275,434
*††	Dae Yu Co. Ltd.	4,904	1,524
#*	Daea TI Co. Ltd.	195,936	720,606
#	Daebongls Co. Ltd.	13,270	129,503
	Daechang Forging Co. Ltd.	3,016	13,235
	Daedong Corp.	53,430	383,932
	Daedong Gear Co. Ltd.	1,086	13,612
	Daeduck Co. Ltd.	13,549	81,890
#	Daeduck Electronics Co. Ltd.	99,329	1,691,623
	Daehan Flour Mill Co. Ltd.	2,491	271,152
	Daehan New Pharm Co. Ltd.	4,600	23,995
#	Daehan Steel Co. Ltd.	34,780	420,850
*	Daeho AL Co. Ltd.	37,018	49,074
#*	Dae-Il Corp.	63,613	195,303
#	Daejoo Electronic Materials Co. Ltd.	21,066	1,109,544
#*	DaeMyoung Energy Co. Ltd.	6,234	116,657
	Daesang Corp.	62,955	1,063,073
	Daesang Holdings Co. Ltd.	46,079	332,391
	Daesung Energy Co. Ltd.	22,772	140,598
#*	Daewon Cable Co. Ltd.	92,840	194,261
#	Daewon Pharmaceutical Co. Ltd.	54,458	517,554
	Daewon San Up Co. Ltd.	1,329	10,340
#*	Daewoo Engineering & Construction Co. Ltd.	492,457	1,324,867
	Daewoong Co. Ltd.	27,115	453,496
	Daewoong Pharmaceutical Co. Ltd.	12,821	1,350,850
*††	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	11,480	267,508
	Daishin Securities Co. Ltd.	112,901	2,073,320
#*	Danal Co. Ltd.	141,692	847,721
	Daol Investment & Securities Co. Ltd.	107,802	266,110
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daou Data Corp.	46,710	$539,480
	Daou Technology, Inc.	91,181	2,294,162
*	Dasan Networks, Inc.	10,260	21,038
#*	Dawonsys Co. Ltd.	86,984	513,001
#	DB HiTek Co. Ltd.	24,304	792,688
	DB Securities Co. Ltd.	85,680	552,575
#*	DB, Inc.	207,239	201,401
*	DE&T Co. Ltd.	8,507	44,642
#	Dear U Co. Ltd.	14,491	511,988
#	Dentium Co. Ltd.	17,427	806,277
#	Deutsch Motors, Inc.	51,870	182,755
#*	Devsisters Co. Ltd.	7,740	236,871
#	DI Dong Il Corp.	55,300	1,700,446
#	Digital Daesung Co. Ltd.	44,050	265,513
#*	DIO Corp.	26,897	356,927
#	DIT Corp.	12,232	116,318
*	DKME	33,369	12,031
	DL E&C Co. Ltd.	80,279	2,710,774
#	DL Holdings Co. Ltd.	13,047	471,188
*	DMOA Co. Ltd.	13,817	64,885
††	DMS Co. Ltd.	48,116	164,735
	DN Automotive Corp.	46,445	965,387
	Dohwa Engineering Co. Ltd.	22,696	109,039
	Dong-A Socio Holdings Co. Ltd.	8,889	713,876
	Dong-A ST Co. Ltd.	6,575	223,075
	Dong-Ah Geological Engineering Co. Ltd.	1,333	15,564
#	Dongbang Transport Logistics Co. Ltd.	76,445	170,034
#	Dongjin Semichem Co. Ltd.	79,132	1,783,457
	Dongkoo Bio & Pharma Co. Ltd.	16,523	59,853
#	DongKook Pharmaceutical Co. Ltd.	83,756	1,134,437
#	Dongkuk Holdings Co. Ltd.	38,539	233,594
#	Dongkuk Industries Co. Ltd.	90,522	252,186
	Dongkuk Steel Mill Co. Ltd.	79,401	612,222
	Dongshin Engineering & Construction	1,205	17,601
#	Dongsung Chemical Co. Ltd.	76,998	241,585
	Dongsung Finetec Co. Ltd.	60,256	1,219,104

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Dongwha Enterprise Co. Ltd.	43,271	$284,923
	Dongwha Pharm Co. Ltd.	68,807	331,947
	Dongwon Development Co. Ltd.	46,913	111,070
	Dongwon Industries Co. Ltd.	20,941	690,301
#	Dongwon Systems Corp.	9,919	219,623
#	Dongwoon Anatech Co. Ltd.	45,624	582,065
	Dongyang E&P, Inc.	14,152	259,518
#*	Doosan Fuel Cell Co. Ltd.	101,687	1,700,496
#	Doosan Tesna, Inc.	12,912	298,866
#	DoubleUGames Co. Ltd.	39,354	1,583,252
	Douzone Bizon Co. Ltd.	2,782	142,194
#*	Dream Security Co. Ltd.	62,038	153,073
#	Dreamtech Co. Ltd.	86,312	379,616
#*	DRTECH Corp.	115,189	135,547
#*	DS Dansuk Co. Ltd.	8,721	164,684
#	DSC Investment, Inc.	22,429	110,959
*	Duchembio Co. Ltd.	6,472	48,214
#*	Duk San Neolux Co. Ltd.	38,011	1,089,587
*	Duksan Hi-Metal Co. Ltd.	16,423	58,380
*	Duksan Techopia Co. Ltd.	12,596	151,533
	DY Corp.	22,744	73,813
	DY POWER Corp.	1,890	18,206
*	DYPNF Co. Ltd.	2,184	30,437
*††	E Investment&Development Co. Ltd.	74,253	13,975
	E1 Corp.	2,935	174,220
	Easy Bio, Inc.	4,438	17,929
#	Easy Holdings Co. Ltd.	92,222	248,127
#	Echo Marketing, Inc.	20,864	173,176
	Ecoplastic Corp.	15,781	40,427
	Ecopro HN Co. Ltd.	741	14,006
#*	Edge Foundry Co. Ltd.	83,540	155,292
*††	Ehwa Technologies Information Co. Ltd.	455,538	55,513
	Elentec Co. Ltd.	3,318	19,290
#	E-MART, Inc.	11,988	768,674
*	EMKOREA Co. Ltd.	7,115	10,619
#*	EMRO, Inc.	15,994	545,425
		Shares	Value»
SOUTH KOREA — (Continued)
#*	EM-Tech Co. Ltd.	36,754	$289,539
#*	Enchem Co. Ltd.	13,769	656,010
#	ENF Technology Co. Ltd.	28,570	864,431
*	Enzychem Lifesciences Corp.	76,519	56,660
#	Eo Technics Co. Ltd.	5,903	912,540
*††	E-TRON Co. Ltd.	1,594,702	43,122
#*	Eubiologics Co. Ltd.	66,644	615,743
#	Eugene Corp.	123,531	314,740
#	Eugene Investment & Securities Co. Ltd.	188,630	456,423
#	Eugene Technology Co. Ltd.	48,507	1,544,477
	Eusu Holdings Co. Ltd.	28,440	120,852
*	EV Advanced Material Co. Ltd.	35,578	56,655
*	Everybot, Inc.	3,616	43,045
*	E-World	49,871	57,503
#*	Exem Co. Ltd.	127,408	211,348
#	Exicon Co. Ltd.	13,693	100,027
#*	Fine M-Tec Co. Ltd.	16,794	136,584
#*	Fine Semitech Corp.	40,341	673,183
#*	Firstec Co. Ltd.	96,567	307,416
*††	Flask Co. Ltd.	23,357	29,895
*	FLITTO, Inc.	1,933	14,998
#*	Foosung Co. Ltd.	143,341	496,189
#	Fursys, Inc.	10,910	363,050
*	G2Power Co. Ltd.	10,248	67,952
#	Gabia, Inc.	41,698	753,382
#*	GAEASOFT	28,220	206,588
#	Galaxia Moneytree Co. Ltd.	61,913	459,975
#*	GAMSUNG Corp. Co. Ltd.	155,481	653,019
#*	Gaon Cable Co. Ltd.	8,771	397,478
#*	Gaonchips Co. Ltd.	3,906	131,066
*	GC Cell Corp.	13,330	192,541
*	Genexine, Inc.	40,291	149,677
	Genians, Inc.	2,016	33,165
#*	Genic Co. Ltd.	5,858	156,726
*	Genomictree, Inc.	5,552	61,661
	Geumhwa PSC Co. Ltd.	5,152	122,914
*	Giantstep, Inc.	11,561	55,437
#	Global Standard Technology Co. Ltd.	33,319	460,061
*	Global Tax Free Co. Ltd.	70,125	360,289
*	GnBS eco Co. Ltd.	20,448	52,907
#	GnCenergy Co. Ltd.	10,751	261,387
#	GOLFZON Co. Ltd.	13,009	622,678
	Golfzon Holdings Co. Ltd.	3,859	15,379
	Gradiant Corp.	18,329	196,124

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Grand Korea Leisure Co. Ltd.	41,693	$464,902
	Green Chemical Co. Ltd.	7,513	42,050
	Green Cross Corp.	11,208	1,166,481
#	Green Cross Holdings Corp.	23,763	272,746
*††	Green Pine Tree Co. Ltd.	4,742	3,847
#	GS Engineering & Construction Corp.	151,435	2,100,280
#	GS Global Corp.	105,051	202,433
#	GS Retail Co. Ltd.	23,833	278,809
	Gwangju Shinsegae Co. Ltd.	7,286	165,224
#	HAESUNG DS Co. Ltd.	27,800	484,888
	Haesung Industrial Co. Ltd.	4,063	22,636
#	Han Kuk Carbon Co. Ltd.	101,139	2,178,765
	Hana Materials, Inc.	11,116	205,813
#	Hana Micron, Inc.	122,607	1,123,218
*	Hana Technology Co. Ltd.	4,634	77,330
#	Hana Tour Service, Inc.	28,298	1,094,030
*	Hanall Biopharma Co. Ltd.	17,615	339,547
#	Hancom, Inc.	45,561	896,763
	Handok, Inc.	10,843	92,331
	Handsome Co. Ltd.	22,797	267,844
	Hanil Cement Co. Ltd.	42,854	638,966
#	Hanil Feed Co. Ltd.	49,655	131,531
	Hanil Holdings Co. Ltd.	42,979	579,448
	Hanil Hyundai Cement Co. Ltd.	1,587	23,007
	Hanjin Transportation Co. Ltd.	15,882	239,277
#*	HanJung Natural Connectivity System Co. Ltd.	6,398	158,955
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,336	198,491
#	Hankook Shell Oil Co. Ltd.	2,067	675,099
#	HanmiGlobal Co. Ltd.	23,691	334,112
#	Hannong Chemicals, Inc.	22,149	240,229
*	Hanon Systems	19,102	44,898
#	Hansae Co. Ltd.	13,610	102,938
	Hansae Yes24 Holdings Co. Ltd.	9,629	29,878
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanshin Machinery Co.	52,839	$138,651
#	Hansol Chemical Co. Ltd.	14,160	1,837,142
	Hansol Paper Co. Ltd.	4,354	26,780
	Hansol Technics Co. Ltd.	67,237	291,732
#	Hanssem Co. Ltd.	8,104	273,065
*	Hanwha Engine	128,636	3,194,651
*	Hanwha Galleria Corp.	18,911	15,558
*	Hanwha General Insurance Co. Ltd.	139,039	600,485
#*	Hanwha Investment & Securities Co. Ltd.	386,884	1,617,992
	Hanyang Eng Co. Ltd.	32,984	441,091
	Hanyang Securities Co. Ltd.	27,737	350,212
*	Harim Co. Ltd.	122,354	268,860
	Harim Holdings Co. Ltd.	17,906	120,656
	HB SOLUTION Co. Ltd.	51,763	85,526
	HB Technology Co. Ltd.	43,064	55,518
	HD Hyundai Construction Equipment Co. Ltd.	25,882	1,722,010
*	HD Hyundai Energy Solutions Co. Ltd.	10,284	323,488
	HD Hyundai Infracore Co. Ltd.	327,959	3,619,631
#	HDC Holdings Co. Ltd.	76,944	1,277,305
#	HDC Hyundai Development Co-Engineering & Construction	103,488	1,745,838
*	HD-Hyundai Marine Engine	47,003	2,209,521
	Hecto Financial Co. Ltd.	4,650	60,974
	Hecto Innovation Co. Ltd.	16,834	188,553
*	Helixmith Co. Ltd.	20,003	47,270
*	Heung-A Shipping Co. Ltd.	59,390	75,368
*	HFR, Inc.	6,961	79,607
	High Tech Pharm Co. Ltd.	8,480	76,159
#	Hite Jinro Co. Ltd.	82,045	1,193,535

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HJ Shipbuilding & Construction Co. Ltd.	14,292	$91,477
#	HK inno N Corp.	38,595	1,243,724
	HL Holdings Corp.	11,790	331,438
	HL Mando Co. Ltd.	73,278	1,821,398
*	HLB Biostep Co. Ltd.	22,350	22,170
*	HLB Global Co. Ltd.	21,264	38,407
*	Hlb Pharma Ceutical Co. Ltd.	2,968	34,443
*	HLB Therapeutics Co. Ltd.	17,066	46,250
#*	Hotel Shilla Co. Ltd.	36,737	1,235,055
#	HPSP Co. Ltd.	10,766	205,325
	HRS Co. Ltd.	4,048	15,683
	HS Hyosung Advanced Materials Corp.	3,749	530,580
*	HS Hyosung Corp.	1,667	74,241
	HS Industries Co. Ltd.	73,508	236,777
*	Humasis Co. Ltd.	64,063	64,573
#	Humedix Co. Ltd.	17,078	805,980
#	Huons Co. Ltd.	26,666	546,744
#	Huons Global Co. Ltd.	19,370	606,873
#	Husteel Co. Ltd.	68,021	218,742
#	Hwa Shin Co. Ltd.	51,695	324,075
	Hwaseung Enterprise Co. Ltd.	13,047	70,322
#	Hy-Lok Corp.	20,117	441,293
#	Hyosung Corp.	12,405	774,671
	Hyosung Heavy Industries Corp.	936	815,931
	Hyosung TNC Corp.	5,907	997,875
	Hyundai Bioland Co. Ltd.	3,893	13,867
#	Hyundai BNG Steel Co. Ltd.	22,603	206,099
	HYUNDAI Corp.	17,473	313,934
#	Hyundai Department Store Co. Ltd.	35,133	1,783,014
	Hyundai Elevator Co. Ltd.	8,506	519,172
	HYUNDAI EVERDIGM Corp.	3,301	19,065
	Hyundai Ezwel Co. Ltd.	18,273	89,526
	Hyundai Futurenet Co. Ltd.	73,607	180,322
	Hyundai GF Holdings	23,930	146,727
	Hyundai Green Food	34,518	433,644
	Hyundai Livart Furniture Co. Ltd.	29,993	171,205
	Hyundai Motor Securities Co. Ltd.	46,975	285,901
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyundai Movex Co. Ltd.	82,239	$305,370
#	Hyundai Wia Corp.	45,417	1,620,772
#	HyVision System, Inc.	35,874	392,120
#	i3system, Inc.	15,256	1,255,876
	iFamilySC Co. Ltd.	10,815	124,768
#*	Il Dong Pharmaceutical Co. Ltd.	46,117	631,322
	Iljin Diamond Co. Ltd.	10,553	97,122
#	Iljin Electric Co. Ltd.	76,462	2,313,202
#	Iljin Holdings Co. Ltd.	26,180	113,353
#*	Iljin Hysolus Co. Ltd.	19,854	236,517
#	Iljin Power Co. Ltd.	13,992	101,306
	Ilshin Spinning Co. Ltd.	36,417	270,014
#*	Ilshin Stone Co. Ltd.	29,540	49,099
	Ilyang Pharmaceutical Co. Ltd.	9,214	87,768
	iM Financial Group Co. Ltd.	428,318	4,261,548
	iMarketKorea, Inc.	28,168	169,768
#	InBody Co. Ltd.	38,971	669,363
	Incar Financial Service Co. Ltd.	31,859	260,789
*	Infinitt Healthcare Co. Ltd.	8,190	45,953
	Inhwa Precision Co. Ltd.	2,235	62,360
	Innocean Worldwide, Inc.	19,159	271,464
	InnoWireless Co. Ltd.	14,619	208,273
#	Innox Advanced Materials Co. Ltd.	42,455	822,651
#*	Insun ENT Co. Ltd.	101,302	380,645
*	Intekplus Co. Ltd.	1,300	8,600
#	Intellian Technologies, Inc.	13,581	472,773
#	Intelligent Digital Integrated Security Co. Ltd.	12,279	148,726
*	Interflex Co. Ltd.	4,638	30,328
#††	Interojo Co. Ltd.	24,056	355,601
#	INTOPS Co. Ltd.	32,084	372,602
#	iNtRON Biotechnology, Inc.	65,534	192,057
#	INVENI Co. Ltd.	3,342	144,451
	IS Dongseo Co. Ltd.	43,894	642,003
#	ISC Co. Ltd.	28,505	1,224,560
	i-SENS, Inc.	57,878	752,568
#*	ISU Abxis Co. Ltd.	60,528	225,405

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	ISU Chemical Co. Ltd.	45,355	$198,956
#*	ISU Specialty Chemical	47,981	1,512,326
*	Itcenglobal Co. Ltd.	8,057	100,686
#*	ITEK, Inc.	25,379	112,724
*	ITM Semiconductor Co. Ltd.	3,505	35,542
	It's Hanbul Co. Ltd.	1,358	13,430
*	J Steel Co. Holdings, Inc.	9,546	11,356
#*	Jahwa Electronics Co. Ltd.	32,011	420,053
	JB Financial Group Co. Ltd.	118,468	1,966,232
*	Jeil Pharmaceutical Co. Ltd.	5,428	54,378
*	Jeju Air Co. Ltd.	18,829	91,681
#*	Jeju Semiconductor Corp.	98,093	1,046,819
*	JETEMA Co. Ltd.	12,355	60,350
*	Jin Air Co. Ltd.	13,808	88,706
#	Jinsung T.E.C.	32,603	282,725
#*	JNTC Co. Ltd.	28,417	331,351
#*	Joongang Advanced Materials Co. Ltd.	66,258	138,957
*	JoyCity Corp.	18,605	25,448
	Jungdawn Co. Ltd.	6,003	11,656
#	Jusung Engineering Co. Ltd.	82,875	1,602,804
	JVM Co. Ltd.	13,712	282,561
#	JW Holdings Corp.	189,488	478,396
	JW Life Science Corp.	3,578	32,231
#	JW Pharmaceutical Corp.	44,214	719,141
#	K Car Co. Ltd.	29,897	341,730
#*	Kakao Games Corp.	89,654	1,102,972
	Kangnam Jevisco Co. Ltd.	17,452	159,073
#*	Kangstem Biotech Co. Ltd.	139,541	93,814
*	Kangwon Energy Co. Ltd.	12,560	117,431
	KC Co. Ltd.	27,573	458,982
#	KC Tech Co. Ltd.	30,014	647,407
#	KCC Glass Corp.	21,098	491,181
*	KEC Corp.	263,601	145,183
*	Keeps Biopharma, Inc.	2,826	28,067
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,621,822
	KG Chemical Corp.	25,124	81,394
	KG Dongbusteel	61,105	259,967
*	KG Mobility Co.	28,328	71,711
#	Kginicis Co. Ltd.	41,532	322,828
		Shares	Value»
SOUTH KOREA — (Continued)
#	KGMobilians Co. Ltd.	40,320	$155,049
	KH Vatec Co. Ltd.	49,877	436,692
*	KidariStudio, Inc.	6,580	18,093
#	KINX, Inc.	8,997	583,048
	KISCO Corp.	60,091	400,296
#	KISCO Holdings Co. Ltd.	31,963	576,037
#	KISWIRE Ltd.	35,588	465,068
#*	KMW Co. Ltd.	47,255	446,625
*	KNJ Co. Ltd.	15,605	198,877
#	Koh Young Technology, Inc.	186,625	1,930,477
	Kolmar BNH Co. Ltd.	16,809	175,603
#	Kolmar Holdings Co. Ltd.	60,370	622,187
#	Kolmar Korea Co. Ltd.	34,848	2,432,303
#	Kolon Corp.	18,695	660,636
	Kolon Enp, Inc.	3,862	18,386
#	Kolon Industries, Inc.	46,574	1,374,720
#*	Kolon Life Science, Inc.	11,788	271,667
	KoMiCo Ltd.	19,025	958,806
*	Komipharm International Co. Ltd.	27,914	106,568
#	KONA I Co. Ltd.	10,350	420,014
	Korea Alcohol Industrial Co. Ltd.	45,206	321,151
	Korea Asset In Trust Co. Ltd.	59,033	107,103
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	41,693
*	Korea Circuit Co. Ltd.	28,928	247,968
#	Korea District Heating Corp.	5,230	325,197
	Korea Electric Terminal Co. Ltd.	17,663	840,765
	Korea Electronic Certification Authority, Inc.	7,408	22,324
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	475,550
	Korea Export Packaging Industrial Co. Ltd.	44,390	93,937
#*	Korea Information & Communications Co. Ltd.	27,427	180,547
	Korea Information Certificate Authority, Inc.	14,595	76,564
#*	Korea Line Corp.	370,347	492,582

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petrochemical Ind Co. Ltd.	6,515	$476,947
	Korea Petroleum Industries Co.	3,083	31,489
	Korea Ratings Corp.	289	20,733
	Korea Real Estate Investment & Trust Co. Ltd.	367,956	332,597
#	Korea United Pharm, Inc.	33,488	505,499
	Korean Reinsurance Co.	451,550	3,466,104
	KPX Chemical Co. Ltd.	1,968	73,727
	KSS LINE Ltd.	47,736	362,662
*	KT Millie Seojae Co. Ltd.	4,702	53,298
	KT Nasmedia Co. Ltd.	3,201	35,918
	KT Skylife Co. Ltd.	16,700	60,834
*††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	85,124
	Kukjeon Pharmaceutical Co. Ltd.	14,845	43,298
*	Kumho HT, Inc.	94,818	42,367
#*	Kumho Tire Co., Inc.	181,488	605,199
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	500,315
*	Kwangmu Co. Ltd.	42,538	71,540
	Kyeryong Construction Industrial Co. Ltd.	18,316	259,493
#	Kyobo Securities Co. Ltd.	47,296	295,523
	Kyochon F&B Co. Ltd.	4,040	15,010
#	Kyung Dong Navien Co. Ltd.	21,138	1,304,697
	KyungDong City Gas Co. Ltd.	6,435	94,124
#	Kyungdong Pharm Co. Ltd.	46,653	204,519
#	Kyung-In Synthetic Corp.	86,219	211,386
#	KZ Precision Corp.	17,846	183,062
	L&C Bio Co. Ltd.	6,759	160,241
*	L&K Biomed Co. Ltd.	17,211	88,478
*	LabGenomics Co. Ltd.	46,761	77,541
#	Lake Materials Co. Ltd.	115,339	1,028,345
*	LB Semicon, Inc.	21,558	62,125
#	Lee Ku Industrial Co. Ltd.	40,118	140,893
		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	37,082	$530,096
*	LG HelloVision Co. Ltd.	45,312	96,284
#*	LOT Vacuum Co. Ltd.	30,677	229,991
#	Lotte Chilsung Beverage Co. Ltd.	9,848	918,959
*	Lotte Data Communication Co.	5,033	78,436
*	Lotte Energy Materials Corp.	45,153	804,811
	LOTTE Fine Chemical Co. Ltd.	40,344	1,243,886
#	LOTTE Himart Co. Ltd.	34,338	222,355
#*	Lotte Non-Life Insurance Co. Ltd.	133,537	167,807
	Lotte Rental Co. Ltd.	39,177	885,986
#	Lotte Shopping Co. Ltd.	19,802	1,019,086
#*	Lotte Tour Development Co. Ltd.	65,068	814,372
#	Lotte Wellfood Co. Ltd.	3,033	268,708
#	LS Eco Energy Ltd.	35,473	914,182
#	LS Marine Solution Co. Ltd.	41,609	777,768
#*	LS Materials Ltd.	22,534	172,670
	LTC Co. Ltd.	1,962	16,558
#*	LVMC Holdings	293,775	415,500
	LX Hausys Ltd.	3,983	88,305
	LX Holdings Corp.	72,830	436,320
#	LX International Corp.	80,294	1,850,610
#	LX Semicon Co. Ltd.	28,783	1,134,520
#	M.I.Tech Co. Ltd.	26,692	156,096
	Macrogen, Inc.	14,300	159,124
	Maeil Dairies Co. Ltd.	2,274	61,283
#*	Manyo Co. Ltd.	9,701	124,271
#	Mcnex Co. Ltd.	36,111	763,370
#*	Medipost Co. Ltd.	25,858	201,807
*	MedPacto, Inc.	21,690	63,959
	Medytox, Inc.	13,641	1,435,595
#*	Meerecompany, Inc.	10,737	121,466
	MegaStudy Co. Ltd.	20,057	162,247
#	MegaStudyEdu Co. Ltd.	26,459	952,891
#	Mgame Corp.	40,981	194,397
	Mi Chang Oil Industrial Co. Ltd.	981	80,971
#*	MiCo Ltd.	74,179	767,119
*	Micro Digital Co. Ltd.	5,109	42,012
*	Mirae Asset Life Insurance Co. Ltd.	94,577	506,405

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Venture Investment Co. Ltd.	18,274	$89,004
	Misto Holdings Corp.	4,235	109,029
	Miwon Chemicals Co. Ltd.	3,654	215,787
#	Miwon Commercial Co. Ltd.	5,072	604,482
#	Miwon Specialty Chemical Co. Ltd.	5,925	628,240
#	MK Electron Co. Ltd.	57,809	336,037
	MNTech Co. Ltd.	59,123	521,809
#	Modetour Network, Inc.	36,249	303,525
*	MONAYONGPYONG	21,228	66,390
#	Motrex Co. Ltd.	36,574	241,005
*	MS Autotech Co. Ltd.	15,134	30,542
	Muhak Co. Ltd.	14,237	79,142
#	Myoung Shin Industrial Co. Ltd.	21,628	130,940
#*	Naintech Co. Ltd.	8,383	19,620
#	Namhae Chemical Corp.	65,840	356,895
*	Namsun Aluminum Co. Ltd.	241,019	209,490
#	Namuga Co. Ltd.	27,708	293,809
	Namyang Dairy Products Co. Ltd.	5,372	241,095
*	NanoenTek, Inc.	5,908	15,140
	Nature Holdings Co. Ltd.	1,167	9,680
#	NeoPharm Co. Ltd.	21,216	282,072
#	Neosem, Inc.	19,145	116,660
#*	Neowiz	43,589	775,746
#	Neowiz Holdings Corp.	6,517	116,514
#*	NEPES Corp.	45,134	371,875
#*	Neptune Co.	29,560	150,517
	New Power Plasma Co. Ltd.	52,076	207,449
	Nexen Corp.	108,320	476,991
	Nexen Tire Corp.	2,334	9,994
#*	Nexon Games Co. Ltd.	46,096	458,699
	NEXTIN, Inc.	15,353	519,123
#	NHN Corp.	31,108	641,985
#	NHN KCP Corp.	80,285	927,973
	NICE Holdings Co. Ltd.	60,819	582,293
	Nice Information & Telecommunication, Inc.	8,543	150,669
#	NICE Information Service Co. Ltd.	122,690	1,438,736
	Nong Shim Holdings Co. Ltd.	5,449	323,052
		Shares	Value»
SOUTH KOREA — (Continued)
	Noroo Holdings Co. Ltd.	1,272	$20,874
	NOROO Paint & Coatings Co. Ltd.	10,940	69,625
	NOVAREX Co. Ltd.	11,174	151,945
#	NPC	58,198	184,075
*	NUVOTEC Co. Ltd.	50,183	56,203
	OCI Co. Ltd.	4,188	173,541
#	OCI Holdings Co. Ltd.	34,318	2,300,916
*	Okins Electronics Co. Ltd.	2,267	10,612
*	OptoElectronics Solutions Co. Ltd.	5,572	39,705
*	Orbitech Co. Ltd.	11,650	32,754
#	Oriental Precision & Engineering Co. Ltd.	52,444	226,048
#	Orion Holdings Corp.	62,522	1,001,375
	Osang Healthcare Co. Ltd.	2,489	32,509
*	OSTEONIC Co. Ltd.	29,285	144,962
	Otoki Corp.	3,314	948,995
#	Paradise Co. Ltd.	120,764	1,570,190
	Park Systems Corp.	13,163	2,598,401
#	Partron Co. Ltd.	99,834	475,216
#	People & Technology, Inc.	42,761	1,067,062
	PHA Co. Ltd.	21,320	171,200
	PharmaResearch Co. Ltd.	13,520	5,381,464
*	PharmGen Science, Inc.	6,809	22,836
#	Pharmicell Co. Ltd.	129,668	1,188,803
	Philenergy Co. Ltd.	8,321	81,284
#*	Philoptics Co. Ltd.	44,336	1,049,432
#	PI Advanced Materials Co. Ltd.	53,939	693,746
#*	PKC Co. Ltd.	98,951	419,689
#*	Polaris AI Corp.	116,760	204,197
#*	Polaris Office Corp.	29,669	126,103
	Pond Group Co. Ltd.	2,089	16,240
*	PonyLink Co. Ltd.	47,969	37,102
	Poongsan Corp.	51,718	5,965,131
#	Poongsan Holdings Corp.	37,452	1,301,133
#	Posco M-Tech Co. Ltd.	72,480	764,711
#	POSCO Steeleon Co. Ltd.	5,739	172,168
#*	Power Logics Co. Ltd.	66,581	220,636
*	Prestige Biologics Co. Ltd.	7,900	21,384
#	Protec Co. Ltd.	14,082	269,152
#	PSK Holdings, Inc.	7,153	170,228
#	PSK, Inc.	61,581	909,607
#	Pulmuone Co. Ltd.	26,098	277,931

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Pumtech Korea Co. Ltd.	13,185	$629,213
#*	Refine Co. Ltd.	15,771	197,308
#*	Reyon Pharmaceutical Co. Ltd.	21,786	180,694
#	RFHIC Corp.	16,463	328,163
#*	Robostar Co. Ltd.	21,039	402,721
#*	Robotis Co. Ltd.	10,858	632,398
#	Rorze Systems Corp.	13,518	127,337
#	S&D Co. Ltd.	1,978	161,133
#	S&S Tech Corp.	46,108	1,648,772
#*	Sajo Industries Co. Ltd.	6,890	235,032
	Sajodaerim Corp.	3,272	96,918
#	Sam Young Electronics Co. Ltd.	27,048	217,078
#	Sam Yung Trading Co. Ltd.	53,069	633,756
	Sam-A Aluminum Co. Ltd.	4,228	81,444
	Samchully Co. Ltd.	5,272	524,326
	SAMHWA Paints Industrial Co. Ltd.	28,229	125,777
	Samhyun Co. Ltd.	1,209	10,400
#	Samick THK Co. Ltd.	29,411	211,230
#*	Samil Pharmaceutical Co. Ltd.	33,169	244,387
#	Samji Electronics Co. Ltd.	13,833	117,819
#	Samjin Pharmaceutical Co. Ltd.	27,872	403,208
#	Sammok S-Form Co. Ltd.	17,220	258,050
#	SAMPYO Cement Co. Ltd.	81,342	201,847
*	Samsung Pharmaceutical Co. Ltd.	87,379	98,640
	Samsung Publishing Co. Ltd.	1,976	26,088
	SAMT Co. Ltd.	211,277	464,954
	Samwha Capacitor Co. Ltd.	26,881	530,500
	Samwha Electric Co. Ltd.	3,974	77,287
	Samyang Corp.	2,657	100,958
	Samyang Foods Co. Ltd.	2,795	2,888,169
#	Samyang Holdings Corp.	10,226	617,458
	Samyang Tongsang Co. Ltd.	2,102	84,105
#	Samyoung Co. Ltd.	58,165	172,328
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sang-A Frontec Co. Ltd.	33,799	$423,867
	Sangsin Energy Display Precision Co. Ltd.	8,405	54,559
#	Saramin Co. Ltd.	16,703	175,096
#	Satrec Initiative Co. Ltd.	22,920	801,717
*	SBI Investment Korea Co. Ltd.	62,422	35,171
*††	SBW	88,120	32,025
#	SD Biosensor, Inc.	109,241	785,023
*	SDN Co. Ltd.	24,540	23,140
#	SeAH Besteel Holdings Corp.	34,022	763,715
	SeAH Holdings Corp.	3,283	307,504
#	SeAH Steel Corp.	3,625	392,714
	SeAH Steel Holdings Corp.	5,936	858,846
	Sebang Co. Ltd.	28,135	288,410
	Sebang Global Battery Co. Ltd.	18,787	894,784
#	Seegene, Inc.	80,908	1,722,239
	Segyung Hitech Co. Ltd.	6,340	30,678
#	Sejin Heavy Industries Co. Ltd.	51,963	487,148
*	Selvas AI, Inc.	11,553	115,392
	Semyung Electric Machinery Co. Ltd.	6,603	34,841
#	Seobu T&D	89,612	562,784
	Seohee Construction Co. Ltd.	21,370	28,184
#*	Seojin System Co. Ltd.	53,663	841,180
#*	Seoul Auction Co. Ltd.	21,719	135,736
	Seoul City Gas Co. Ltd.	652	29,211
#*	Seoul Semiconductor Co. Ltd.	99,509	508,313
#	Seoyon Co. Ltd.	52,444	377,872
	Seoyon E-Hwa Co. Ltd.	34,258	303,926
*††	Sewon E&C Co. Ltd.	103,618	13,150
#*	SFA Engineering Corp.	46,959	828,212
#*	SFA Semicon Co. Ltd.	212,634	496,916
*	SG Co. Ltd.	68,488	103,252
#	SGC Energy Co. Ltd.	15,166	267,175
	Shin Heung Energy & Electronics Co. Ltd.	20,357	61,740

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shindaeyang Paper Co. Ltd.	2,617	$20,535
#	Shinil Electronics Co. Ltd.	169,775	172,556
	Shinsegae International, Inc.	18,432	153,965
	Shinsegae, Inc.	17,274	2,134,223
#	Shinsung Delta Tech Co. Ltd.	17,429	838,202
#*	Shinsung E&G Co. Ltd.	363,332	399,429
	Shinwon Corp.	17,198	21,683
#	Shinyoung Securities Co. Ltd.	17,134	1,573,876
	Showbox Corp.	20,640	40,824
#	SIMMTECH Co. Ltd.	56,473	924,057
	SIMPAC, Inc.	9,817	36,377
#	Sindoh Co. Ltd.	9,518	338,891
#	SK Chemicals Co. Ltd.	25,289	1,233,476
	SK D&D Co. Ltd.	1,525	10,559
#	SK Discovery Co. Ltd.	30,848	1,212,235
#*	SK Eternix Co. Ltd.	38,974	672,449
#	SK Gas Ltd.	6,987	1,331,578
#*Ω	SK IE Technology Co. Ltd.	32,513	644,514
	SK Networks Co. Ltd.	285,912	937,845
#*	SK oceanplant Co. Ltd.	79,243	1,127,424
	SK Securities Co. Ltd.	888,955	430,069
#	SL Corp.	48,829	1,163,822
*	SMEC Co. Ltd.	97,327	255,533
#	SNT Dynamics Co. Ltd.	41,800	1,752,733
#	SNT Holdings Co. Ltd.	24,371	977,927
#	SNT Motiv Co. Ltd.	57,546	1,367,838
*	SOCAR, Inc.	655	6,178
#	Solid, Inc.	153,225	689,633
*	SOLUM Co. Ltd.	99,753	1,182,379
	Solus Advanced Materials Co. Ltd.	66,792	410,633
*	Solux Co. Ltd.	16,580	65,284
	Songwon Industrial Co. Ltd.	40,517	319,064
#	Soop Co. Ltd.	24,718	1,404,775
#	Soosan Industries Co. Ltd.	8,489	140,674
#	Soulbrain Co. Ltd.	3,962	671,893
#	Soulbrain Holdings Co. Ltd.	18,254	577,964
	SPC Samlip Co. Ltd.	444	17,520
#	SPG Co. Ltd.	39,138	698,130
	ST Pharm Co. Ltd.	19,931	1,239,756
		Shares	Value»
SOUTH KOREA — (Continued)
#	STIC Investments, Inc.	123,274	$881,952
	Straffic Co. Ltd.	43,520	121,206
#*	Studio Dragon Corp.	30,469	1,013,331
#	Suheung Co. Ltd.	15,919	216,115
*	Sukgyung AT Co. Ltd.	7,443	291,802
#	Sung Kwang Bend Co. Ltd.	53,485	1,225,025
*	Sungeel Hitech Co. Ltd.	8,238	224,321
	Sungshin Cement Co. Ltd.	44,933	340,054
#	Sungwoo Hitech Co. Ltd.	122,192	520,494
	Sunjin Beauty Science Co. Ltd.	4,201	35,567
#	Sunjin Co. Ltd.	25,264	234,930
#*	Suprema, Inc.	13,237	318,934
*	Suresoft Technologies, Inc.	5,417	19,518
#*	SY Co. Ltd.	41,163	101,081
	SY Steel Tech, Inc.	8,568	26,580
#*	Synergy Innovation Co. Ltd.	120,206	246,503
#*	Synopex, Inc.	256,749	1,243,561
#	Systems Technology, Inc.	37,695	512,438
#	T&L Co. Ltd.	12,428	540,761
#	Tae Kyung Industrial Co. Ltd.	33,888	130,293
#	Taekwang Industrial Co. Ltd.	710	512,780
#*	Taewoong Co. Ltd.	24,606	714,744
#	TCC Steel	34,224	439,210
#	TechWing, Inc.	97,261	1,924,794
#	Telechips, Inc.	28,079	270,942
#	TES Co. Ltd.	45,212	838,692
*	TFE Co. Ltd.	2,005	47,375
#	TK Corp.	47,666	785,289
#	TKG Huchems Co. Ltd.	52,809	669,760
#	TLB Co. Ltd.	18,038	349,055
#	Tokai Carbon Korea Co. Ltd.	17,011	1,302,344
#*	Tongyang Life Insurance Co. Ltd.	93,235	565,622
#	Toptec Co. Ltd.	53,481	189,218
	Tovis Co. Ltd.	39,177	447,913
#	TS Corp.	140,490	311,314
#	TSE Co. Ltd.	8,349	231,863
*	Tuksu Construction Co. Ltd.	6,092	31,870
*	Tway Air Co. Ltd.	88,649	119,846
#	TYM Corp.	89,222	324,397
#	UBCare Co. Ltd.	70,003	195,232
#	Ubiquoss Holdings, Inc.	32,753	236,966

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ubiquoss, Inc.	39,775	$248,269
#	Uju Electronics Co. Ltd.	15,673	497,616
*	Uni-Chem Co. Ltd.	136,665	171,113
#	Unid Co. Ltd.	12,791	772,824
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	309,189
#*	Unison Co. Ltd.	126,794	120,685
#*	UniTest, Inc.	50,562	450,225
#	Value Added Technology Co. Ltd.	26,781	454,586
#	VICTEK Co. Ltd.	61,203	178,549
*††	Vidente Co. Ltd.	57,951	26,034
	Vieworks Co. Ltd.	29,404	441,894
#*	Vina Tech Co. Ltd.	9,579	196,292
#	Vitzrocell Co. Ltd.	48,568	1,087,386
*	Vivozon Pharmaceutical Co. Ltd.	12,484	62,617
#*	VM, Inc.	30,870	243,956
#*	VT Co. Ltd.	54,440	1,405,530
	Webzen, Inc.	44,001	462,595
*††	Wellbiotec Co. Ltd.	132,296	9,730
*	Wemade Co. Ltd.	1,433	32,229
#	Whanin Pharmaceutical Co. Ltd.	31,370	271,076
	WiSoL Co. Ltd.	44,273	213,047
	Won Tech Co. Ltd.	31,985	295,540
#*	Wonik Holdings Co. Ltd.	94,309	405,193
#	WONIK IPS Co. Ltd.	28,192	658,369
#	Wonik Materials Co. Ltd.	16,249	276,688
*	Wonik Pne Co. Ltd.	9,128	21,292
#	Wonik QnC Corp.	52,975	695,602
#	Woojin Ntec, Inc.	5,319	102,459
#	Woojin, Inc.	34,048	271,562
*	Woongjin Co. Ltd.	16,985	39,101
	Woongjin Thinkbig Co. Ltd.	50,762	74,389
#*	Woori Technology Investment Co. Ltd.	101,045	675,031
#*	Woori Technology, Inc.	480,804	1,260,773
#*	Woosu AMS Co. Ltd.	47,748	105,849
#	Worldex Industry & Trading Co. Ltd.	40,391	701,986
*	W-Scope Chungju Plant Co. Ltd.	23,281	123,758
*	Wysiwyg Studios Co. Ltd.	65,087	42,383
	Xexymix Corp.	23,387	103,163
	Y G-1 Co. Ltd.	6,593	27,349
#*	YC Corp.	94,783	753,232
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yest Co. Ltd.	5,021	$66,537
#	YG Entertainment, Inc.	36,027	2,201,053
#*	YG PLUS	37,071	228,472
*	YMT Co. Ltd.	5,683	37,563
#	Youlchon Chemical Co. Ltd.	35,492	870,173
#	Young Poong Corp.	6,350	193,726
	Youngone Corp.	42,784	1,859,662
#	Youngone Holdings Co. Ltd.	20,806	2,108,516
#	Yuanta Securities Korea Co. Ltd.	217,450	580,522
*	Yungjin Pharmaceutical Co. Ltd.	220,912	340,621
	Yunsung F&C Co. Ltd.	2,460	56,076
#	Zeus Co. Ltd.	66,051	585,231
	Zinus, Inc.	3,039	47,114
TOTAL SOUTH KOREA			364,319,180
TAIWAN — (18.1%)
	104 Corp.	1,000	7,432
#	91APP, Inc.	124,000	339,346
	Abico Avy Co. Ltd.	312,841	355,469
#	Ability Enterprise Co. Ltd.	595,293	1,182,972
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	870,487
#	AcBel Polytech, Inc.	1,685,356	1,548,118
#	Acer E-Enabling Service Business, Inc.	20,000	155,944
#*	ACES Electronic Co. Ltd.	333,822	633,820
*	Acon Holding, Inc.	686,560	184,678
	Acter Group Corp. Ltd.	353,980	5,771,506
#	Action Electronics Co. Ltd.	688,000	291,672
#	Actron Technology Corp.	139,151	605,658
	ADATA Technology Co. Ltd.	1,002,243	3,039,216
#	Addcn Technology Co. Ltd.	95,526	562,039
*	Adimmune Corp.	432,000	247,271
	Adlink Technology, Inc.	4,000	8,945
#	Advanced Ceramic X Corp.	156,000	619,215
	Advanced International Multitech Co. Ltd.	384,000	824,700

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Advanced Optoelectronic Technology, Inc.	87,000	$40,495
	Advanced Power Electronics Corp.	138,000	370,496
#	Advancetek Enterprise Co. Ltd.	1,051,519	2,453,649
	Aero Win Technology Corp.	37,000	61,250
	Aerospace Industrial Development Corp.	2,123,000	3,100,636
#	AGV Products Corp.	1,432,433	505,099
#	AIC, Inc.	34,934	371,648
#	Alexander Marine Co. Ltd.	46,618	313,447
#	Allied Circuit Co. Ltd.	107,845	456,843
#	Allied Supreme Corp.	99,000	855,406
#	Allis Electric Co. Ltd.	540,016	1,835,312
#	Alltek Technology Corp.	554,423	664,227
#	Alltop Technology Co. Ltd.	121,774	950,480
	Alpha Networks, Inc.	834,158	736,055
#	Altek Corp.	803,095	1,076,293
#	Amazing Microelectronic Corp.	278,352	592,530
#	Ambassador Hotel	1,092,000	1,523,511
#	AMPACS Corp.	109,000	112,676
#	Ampire Co. Ltd.	317,000	287,243
#	Ample Electronic Technology Co. Ltd.	34,000	157,385
#	AMPOC Far-East Co. Ltd.	317,444	1,000,402
#	AmTRAN Technology Co. Ltd.	1,543,259	680,431
*	Amulaire Thermal Technology, Inc.	120,017	97,892
	Anderson Industrial Corp.	72,000	34,388
#	Anji Technology Co. Ltd.	110,317	118,332
#	Anpec Electronics Corp.	197,007	1,109,418
	Aopen, Inc.	51,000	76,265
#	Apac Opto Electronics, Inc.	147,000	410,010
	Apacer Technology, Inc.	315,325	608,163
	APAQ Technology Co. Ltd.	484	1,678
	APCB, Inc.	297,000	137,941
#	Apex Biotechnology Corp.	226,483	217,546
		Shares	Value»
TAIWAN — (Continued)
#	Apex Dynamics, Inc.	4,000	$93,773
#*	Apex International Co. Ltd.	392,479	314,739
	Apex Science & Engineering	205,255	82,832
#	ARBOR Technology Corp.	88,000	120,442
	Arcadyan Technology Corp.	473,055	3,495,843
	Ardentec Corp.	1,249,274	3,139,381
#	ARES International Corp.	62,000	110,810
#	Argosy Research, Inc.	185,396	1,027,272
#	Asia Optical Co., Inc.	766,000	3,306,075
#	Asia Polymer Corp.	1,156,996	479,880
#	Asia Tech Image, Inc.	198,000	509,960
#	ASIX Electronics Corp.	92,000	250,657
	ASROCK, Inc.	126,000	1,109,337
#	ATE Energy International Co. Ltd.	188,000	175,751
	Aten International Co. Ltd.	318,479	622,873
#	Auden Techno Corp.	44,000	132,517
#	Audix Corp.	279,600	559,750
#	AURAS Technology Co. Ltd.	136,148	3,032,937
#	Aurora Corp.	262,349	501,133
#	Avalue Technology, Inc.	164,000	525,482
	Avermedia Technologies	36,000	48,520
#	Axiomtek Co. Ltd.	218,765	615,540
	Azurewave Technologies, Inc.	214,000	417,523
	Bafang Yunji International Co. Ltd.	77,000	473,839
	Bank of Kaohsiung Co. Ltd.	3,611,343	1,412,102
#	Basso Industry Corp.	472,900	606,692
#	BenQ Materials Corp.	556,000	417,471
#	BES Engineering Corp.	4,254,750	1,575,340
	Billion Electric Co. Ltd.	49,000	46,716
#	Bin Chuan Enterprise Co. Ltd.	224,070	357,751
	Bionime Corp.	95,000	233,625
*	Biostar Microtech International Corp.	631,975	373,066
#	Bioteque Corp.	157,308	577,096

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Brave C&H Supply Co. Ltd.	75,000	$212,212
#	Bright Led Electronics Corp.	375,520	207,613
	Brighton-Best International Taiwan, Inc.	1,344,318	1,568,147
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	540,958
#	C Sun Manufacturing Ltd.	468,969	2,251,215
*	Calin Technology Co. Ltd.	51,000	47,063
*	Cameo Communications, Inc.	631,645	189,143
#	Capital Futures Corp.	338,280	549,126
#	Capital Securities Corp.	5,089,501	3,441,505
#*	Career Technology MFG. Co. Ltd.	460,003	218,539
#	Castles Technology Co. Ltd.	183,651	431,622
#	Caswell, Inc.	116,000	322,490
	Cathay Chemical Works	30,000	55,640
	Cathay Consolidated, Inc.	28,598	79,641
#	Cathay Real Estate Development Co. Ltd.	1,613,700	1,003,535
#*	CCP Contact Probes Co. Ltd.	263,978	269,691
#*	Celxpert Energy Corp.	244,919	281,780
	Cenra, Inc.	419,500	471,988
#	Center Laboratories, Inc.	1,527,031	1,900,056
#	Central Reinsurance Co. Ltd.	832,905	643,943
	Century Iron & Steel Industrial Co. Ltd.	405,000	2,528,167
#	Chain Chon Industrial Co. Ltd.	432,484	150,486
#*	ChainQui Construction Development Co. Ltd.	363,080	158,907
#	Chaintech Technology Corp.	20,000	23,022
#*	Champion Building Materials Co. Ltd.	586,465	195,212
		Shares	Value»
TAIWAN — (Continued)
#	Champion Microelectronic Corp.	51,000	$97,658
	Chang Wah Electromaterials, Inc.	1,297,350	1,680,746
	Chang Wah Technology Co. Ltd.	1,180,425	1,204,181
#	Channel Well Technology Co. Ltd.	655,000	1,943,692
#	Chant Sincere Co. Ltd.	138,000	194,488
	Charoen Pokphand Enterprise	618,483	2,399,093
#	CHC Healthcare Group	293,000	449,489
#	CHC Resources Corp.	346,282	843,089
#	Chen Full International Co. Ltd.	342,000	462,257
#	Chenbro Micom Co. Ltd.	189,000	3,203,604
#	Chenfull Precision Co. Ltd.	29,000	109,728
	Cheng Loong Corp.	2,720,383	1,658,461
#*	Cheng Mei Materials Technology Corp.	950,524	440,153
#	Cheng Uei Precision Industry Co. Ltd.	851,331	1,606,957
#	Chenming Electronic Technology Corp.	287,437	1,125,933
#	Chia Chang Co. Ltd.	378,000	467,947
#	Chia Hsin Cement Corp.	1,760,643	825,957
#	Chicony Power Technology Co. Ltd.	408,454	1,534,801
	Chief Telecom, Inc.	67,900	990,056
	Chien Kuo Construction Co. Ltd.	324,999	277,723
	Chien Shing Harbour Service Co. Ltd.	23,000	35,566
*	Chien Shing Stainless Steel Co. Ltd.	86,309	33,663
#	China Bills Finance Corp.	2,443,000	1,238,441
#	China Ecotek Corp.	145,000	269,828
#	China Electric Manufacturing Corp.	741,959	312,976

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China General Plastics Corp.	1,397,461	$556,077
#	China Glaze Co. Ltd.	235,002	127,125
#*	China Man-Made Fiber Corp.	3,001,390	636,998
#	China Metal Products	889,603	739,586
#	China Motor Corp.	522,600	963,892
#*	China Petrochemical Development Corp.	8,392,553	2,086,340
#	China Steel Chemical Corp.	402,554	1,169,419
#	China Steel Structure Co. Ltd.	282,000	402,493
#	China Wire & Cable Co. Ltd.	252,160	319,600
#	Chinese Maritime Transport Ltd.	266,594	429,497
#	Ching Feng Home Fashions Co. Ltd.	396,360	268,554
	Chin-Poon Industrial Co. Ltd.	1,209,207	1,416,747
	Chipbond Technology Corp.	2,027,000	3,789,435
#	ChipMOS Technologies, Inc. (8150 TT)	1,530,076	1,323,926
#	Chlitina Holding Ltd.	116,191	395,790
	Chong Hong Construction Co. Ltd.	639,666	1,747,744
	Chun YU Works & Co. Ltd.	526,050	330,089
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,196,571
#*	Chung Hung Steel Corp.	1,138,979	585,318
	Chung Hwa Food Industrial Co. Ltd.	129,288	388,280
#*	Chung Hwa Pulp Corp.	1,310,405	534,790
#	Chunghwa Precision Test Tech Co. Ltd.	50,000	1,412,756
#	Chyang Sheng Texing Co. Ltd.	304,000	202,429
	Cleanaway Co. Ltd. (8422 TT)	218,000	1,407,461
	Clevo Co.	1,450,200	2,144,859
#	CMC Magnetics Corp.	2,455,108	646,986
#	C-Media Electronics, Inc.	124,000	161,929
#*	CoAsia Electronics Corp.	151,827	210,882
	Collins Co. Ltd.	351,431	178,442
		Shares	Value»
TAIWAN — (Continued)
	Complex Micro Interconnection Co. Ltd.	64,000	$86,500
	Compucase Enterprise	278,000	1,062,914
	Concord International Securities Co. Ltd.	478,816	191,562
#	Concord Securities Co. Ltd.	1,722,835	675,158
#	Continental Holdings Corp.	1,287,320	947,988
#	Contrel Technology Co. Ltd.	513,000	638,769
#	Coremax Corp.	256,215	468,045
#	Coretronic Corp.	1,108,200	3,000,329
#	Co-Tech Development Corp.	754,533	2,962,735
	Coxon Precise Industrial Co. Ltd.	90,000	40,847
	Crowell Development Corp.	81,900	73,208
	Cryomax Cooling System Corp.	65,175	63,295
*	CSBC Corp. Taiwan	1,021,000	550,560
	CTCI Corp.	1,412,000	1,376,687
#	CTI Traffic Industries Co. Ltd.	110,400	363,313
#	CviLux Corp.	218,040	307,517
#	Cyberlink Corp.	127,000	396,403
#	CyberPower Systems, Inc.	223,650	1,730,365
#*	CyberTAN Technology, Inc.	972,779	850,210
	Cystech Electronics Corp.	15,750	40,323
	DA CIN Construction Co. Ltd.	881,368	1,759,749
	Dafeng TV Ltd.	304,870	517,827
#	Dah San Electric Wire & Cable Co. Ltd.	145,600	253,983
#	Da-Li Development Co. Ltd.	1,503,411	2,280,759
#	Darfon Electronics Corp.	658,550	769,464
#	Darwin Precisions Corp.	958,635	344,336
#	Daxin Materials Corp.	191,200	1,622,715
#	De Licacy Industrial Co. Ltd.	611,881	271,290
	Delpha Construction Co. Ltd.	180,000	171,226
#	Depo Auto Parts Ind Co. Ltd.	302,000	1,727,721
	DFI, Inc.	8,000	19,015

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Dimerco Data System Corp.	208,612	$851,390
#	Dimerco Express Corp.	453,945	1,150,156
	DingZing Advanced Materials, Inc.	11,000	36,685
#	D-Link Corp.	1,250,855	686,131
*	Donpon Precision, Inc.	138,000	131,481
	Dr. Wu Skincare Co. Ltd.	57,000	241,549
	Draytek Corp.	195,000	207,551
#	Drewloong Precision, Inc.	51,413	278,761
	Dyaco International, Inc.	169,080	120,239
#	Dynamic Holding Co. Ltd.	732,707	1,916,746
#	Dynapack International Technology Corp.	480,000	3,673,831
#	Eastech Holding Ltd.	110,000	332,774
*	Eastern Media International Corp.	640,353	329,931
	eCloudvalley Digital Technology Co. Ltd.	9,000	24,013
#	ECOVE Environment Corp.	113,000	1,104,518
#*	Edimax Technology Co. Ltd.	599,108	350,435
#	Edison Opto Corp.	243,749	141,504
#*	Edom Technology Co. Ltd.	732,964	618,751
#	eGalax_eMPIA Technology, Inc.	127,777	152,794
#*	Egis Technology, Inc.	73,000	324,624
#	Elan Microelectronics Corp.	907,400	3,748,836
#	E-Lead Electronic Co. Ltd.	181,873	230,143
#	E-LIFE MALL Corp.	295,000	704,215
#	Elite Advanced Laser Corp.	531,226	3,402,084
#	Elite Semiconductor Microelectronics Technology, Inc.	813,200	1,351,720
	Elitegroup Computer Systems Co. Ltd.	786,254	455,724
#	Emerging Display Technologies Corp.	462,000	343,511
#	ENE Technology, Inc.	54,000	64,916
	Ennoconn Corp.	204,938	2,083,468
#	Ennostar, Inc.	1,448,462	1,694,767
		Shares	Value»
TAIWAN — (Continued)
	EnTie Commercial Bank Co. Ltd.	1,631,603	$723,576
*	Epileds Technologies, Inc.	108,000	79,469
	Eris Technology Corp.	4,019	16,751
#	Eson Precision Ind Co. Ltd.	272,000	588,030
	Eternal Materials Co. Ltd.	2,656,985	2,462,227
#	Eurocharm Holdings Co. Ltd.	102,000	458,961
#	Ever Supreme Bio Technology Co. Ltd.	167,225	849,528
*	Everest Textile Co. Ltd.	852,762	180,691
	Evergreen Aviation Technologies Corp.	171,000	667,733
	Evergreen International Storage & Transport Corp.	1,590,000	1,820,190
	EVERGREEN Steel Corp.	421,000	1,133,365
#	Everlight Chemical Industrial Corp.	1,420,606	771,382
#	Everlight Electronics Co. Ltd.	1,251,000	2,888,425
	Evertop Wire Cable Corp.	197,000	220,067
	Excellence Opto, Inc.	269,000	188,709
#	Excelsior Medical Co. Ltd.	416,985	1,168,288
	Far Eastern Department Stores Ltd.	3,000,000	2,124,079
	Far Eastern International Bank	7,761,544	3,481,393
#	Faraday Technology Corp.	37,000	186,611
#	Farglory F T Z Investment Holding Co. Ltd.	445,709	667,127
#	Farglory Land Development Co. Ltd.	657,000	1,357,470
*	Federal Corp.	1,194,238	833,765
#	Feedback Technology Corp.	102,222	343,605
	Feng Hsin Steel Co. Ltd.	1,642,100	3,710,539
#	FineTek Co. Ltd.	53,488	227,778

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Firich Enterprises Co. Ltd.	659,514	$555,617
*	First Copper Technology Co. Ltd.	65,000	71,061
#	First Hi-Tec Enterprise Co. Ltd.	189,580	1,669,212
	First Hotel	713,350	320,531
#	First Insurance Co. Ltd.	900,179	740,474
#*	First Steamship Co. Ltd.	1,862,612	362,044
#	FIT Holding Co. Ltd.	386,456	611,562
#	Fitipower Integrated Technology, Inc.	214,350	1,286,374
#*	Fittech Co. Ltd.	62,785	125,138
#*	FLEXium Interconnect, Inc.	817,087	1,781,546
#	Flytech Technology Co. Ltd.	369,309	1,385,129
#	FocalTech Systems Co. Ltd.	183,000	384,749
#	Forcecon Tech Co. Ltd.	172,770	652,918
*	Forest Water Environment Engineering Co. Ltd.	45,408	48,615
#	Formosa Advanced Technologies Co. Ltd.	514,000	459,543
	Formosa International Hotels Corp.	161,329	1,027,420
	Formosa Laboratories, Inc.	261,089	580,273
	Formosa Oilseed Processing Co. Ltd.	233,695	233,239
#	Formosa Optical Technology Co. Ltd.	128,000	557,332
	Formosa Sumco Technology Corp.	5,000	14,760
#	Formosa Taffeta Co. Ltd.	1,368,000	748,369
#	Formosan Rubber Group, Inc.	644,956	536,051
	Formosan Union Chemical Corp.	956,733	564,432
#	Founding Construction & Development Co. Ltd.	629,623	349,426
#	Foxsemicon Integrated Technology, Inc.	248,027	2,511,343
		Shares	Value»
TAIWAN — (Continued)
	Franbo Lines Corp.	53,328	$33,020
#	Froch Enterprise Co. Ltd.	581,189	282,522
#	FSP Technology, Inc.	549,427	1,013,146
	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	75,437
#	Fu Hua Innovation Co. Ltd.	773,798	860,695
	Fulgent Sun International Holding Co. Ltd.	453,958	1,550,303
#	Fullerton Technology Co. Ltd.	233,600	176,078
#*	Fulltech Fiber Glass Corp.	1,443,185	2,604,765
#	Fusheng Precision Co. Ltd.	273,000	2,555,366
#	Fwusow Industry Co. Ltd.	652,943	316,405
#	G Shank Enterprise Co. Ltd.	506,474	1,350,067
	Gallant Micro Machining Co. Ltd.	2,000	43,390
#	Gamania Digital Entertainment Co. Ltd.	384,000	820,925
#*	GCS Holdings, Inc.	260,000	1,421,959
#	GEM Services, Inc.	142,570	322,456
	Gemtek Technology Corp.	966,219	771,857
*	General Interface Solution GIS Holding Ltd.	465,000	710,695
	General Plastic Industrial Co. Ltd.	196,357	198,630
	Generalplus Technology, Inc.	195,000	252,861
#	Genesys Logic, Inc.	208,000	913,369
	Genius Electronic Optical Co. Ltd.	151,917	2,187,880
#	GeoVision, Inc.	156,725	254,226
	Getac Holdings Corp.	493,360	1,934,903
#	GFC Ltd.	229,600	852,560
#	Giant Manufacturing Co. Ltd.	221,000	846,468
#	Giantplus Technology Co. Ltd.	700,900	313,477
#*	Gigasolar Materials Corp.	36,400	87,996
#*	Gigastorage Corp.	764,965	312,523
	Global Brands Manufacture Ltd.	858,730	3,286,235
#	Global Lighting Technologies, Inc.	284,000	379,544

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Global Mixed Mode Technology, Inc.	222,000	$1,602,811
#	Global PMX Co. Ltd.	134,000	522,044
#	Globe Union Industrial Corp.	571,230	189,281
#	Gloria Material Technology Corp.	1,210,547	1,498,512
	GMI Technology, Inc.	16,000	23,750
#	Golden Long Teng Development Co. Ltd.	107,000	94,087
	Goldsun Building Materials Co. Ltd.	2,513,587	3,101,241
	Good Finance Securities Co. Ltd.	17,000	11,419
#	Good Will Instrument Co. Ltd.	238,869	360,782
#	Gordon Auto Body Parts	315,000	291,125
#	Gourmet Master Co. Ltd.	216,000	579,086
#	Grand Fortune Securities Co. Ltd.	878,683	325,368
#*	Grand Pacific Petrochemical	3,961,280	1,377,001
	Grand Process Technology Corp.	79,000	3,933,342
#	GrandTech CG Systems, Inc.	204,797	352,041
	Grape King Bio Ltd.	408,000	1,763,314
#	Great China Metal Industry	483,000	346,677
#	Great Taipei Gas Co. Ltd.	1,444,000	1,455,884
#	Great Tree Pharmacy Co. Ltd.	181,069	923,186
	Great Wall Enterprise Co. Ltd.	2,255,001	4,598,180
	Greatek Electronics, Inc.	978,000	2,008,790
#	Green World FinTech Service Co. Ltd.	167,000	337,168
#	Group Up Industrial Co. Ltd.	98,000	696,217
#	GTM Holdings Corp.	431,150	444,735
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,306,304
	Hannstar Board Corp.	870,277	2,112,963
#*	HannStar Display Corp.	4,662,505	1,111,822
*	HannsTouch Holdings Co.	1,286,782	256,791
#	Hanpin Electron Co. Ltd.	170,000	262,086
#	Harvatek Corp.	513,949	295,973
#	Heran Co. Ltd.	38,000	94,694
		Shares	Value»
TAIWAN — (Continued)
	Hey Song Corp.	1,451,750	$1,936,887
	Hi-Clearance, Inc.	100,290	466,099
#	Highlight Tech Corp.	257,024	372,049
	Hi-Lai Foods Co. Ltd.	20,000	101,644
#	HIM International Music, Inc.	60,710	198,358
#*	Hitron Technology, Inc.	447,557	333,969
	Hiyes International Co. Ltd.	21,667	63,092
#	Ho Tung Chemical Corp.	2,214,684	576,750
#	Hocheng Corp.	783,734	429,458
	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	275,828
#	Holiday Entertainment Co. Ltd.	162,430	388,190
#	Holtek Semiconductor, Inc.	549,000	720,826
#	Holy Stone Enterprise Co. Ltd.	532,655	1,422,932
	Hong Ho Precision Textile Co. Ltd.	52,000	35,216
#	Hong Pu Real Estate Development Co. Ltd.	756,185	689,001
#	Hong TAI Electric Industrial	794,000	969,627
	Hong YI Fiber Industry Co.	75,652	29,789
#	Horizon Securities Co. Ltd.	1,136,320	407,643
#	Hota Industrial Manufacturing Co. Ltd.	594,299	1,080,834
#	Hotai Finance Co. Ltd.	86,000	184,560
	Hsin Ba Ba Corp.	11,227	25,130
#	Hsin Kuang Steel Co. Ltd.	522,000	706,957
	Hsin Yung Chien Co. Ltd.	157,255	463,232
#	Hsing TA Cement Co.	488,162	266,442
#*	HTC Corp.	1,637,000	2,198,068
#	Hu Lane Associate, Inc.	258,030	1,148,300
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	976,213
	Hua Yu Lien Development Co. Ltd.	179,011	432,199

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	949,196	$3,019,477
#	Huang Hsiang Construction Corp.	231,922	302,464
	Hung Ching Development & Construction Co. Ltd.	598,000	535,156
#	Hung Sheng Construction Ltd.	1,026,251	788,943
	Huxen Corp.	119,244	196,633
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	388,505
#	Hwacom Systems, Inc.	234,000	172,362
#	Hwang Chang General Contractor Co. Ltd.	450,687	1,104,925
	Ibase Technology, Inc.	132,000	236,561
#	IBF Financial Holdings Co. Ltd.	9,211,828	4,472,301
#	Ichia Technologies, Inc.	673,000	917,175
#	IEI Integration Corp.	365,832	932,808
#	Infortrend Technology, Inc.	695,163	487,412
#	Info-Tek Corp.	203,000	176,247
#	Ingentec Corp.	58,104	233,201
	Innodisk Corp.	260,819	1,969,578
#	Inpaq Technology Co. Ltd.	291,524	662,679
#	Insyde Software Corp.	116,400	837,481
#	Intai Technology Corp.	135,400	463,995
#	Integrated Service Technology, Inc.	215,326	873,692
*	IntelliEPI, Inc.	13,000	69,718
	Interactive Digital Technologies, Inc.	36,000	87,222
#*	International CSRC Investment Holdings Co.	1,789,363	727,838
#	Iron Force Industrial Co. Ltd.	122,786	343,415
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	810,934
	ITE Technology, Inc.	446,095	1,955,618
#	ITEQ Corp.	689,040	2,314,855
#	Jarllytec Co. Ltd.	164,000	595,158
#	Jean Co. Ltd.	287,016	252,811
#	Jetwell Computer Co. Ltd.	16,000	98,539
#	Jia Wei Lifestyle, Inc.	145,950	219,993
#	Jih Lin Technology Co. Ltd.	109,000	167,614
		Shares	Value»
TAIWAN — (Continued)
#	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	$304,357
#	Johnson Health Tech Co. Ltd.	158,000	799,430
#	JPC connectivity, Inc.	269,925	1,229,481
#	JPP Holding Co. Ltd.	21,001	134,794
#	K Laser Technology, Inc.	507,000	278,672
#	Kaimei Electronic Corp.	278,183	532,668
#	Kaori Heat Treatment Co. Ltd.	225,197	2,360,011
	Kedge Construction Co. Ltd.	42,135	119,122
	Keding Enterprises Co. Ltd.	5,000	20,165
#	KEE TAI Properties Co. Ltd.	1,154,885	485,546
	Kenda Rubber Industrial Co. Ltd.	1,503,155	1,135,866
#	Kerry TJ Logistics Co. Ltd.	732,000	822,271
#	Keystone Microtech Corp.	48,000	576,860
#	KHGEARS International Ltd.	50,000	268,604
#	Kindom Development Co. Ltd.	1,206,900	2,011,804
	King Chou Marine Technology Co. Ltd.	168,920	242,204
	King Polytechnic Engineering Co. Ltd.	111,300	193,289
*	King's Town Bank Co. Ltd.	2,548,701	4,595,691
#*	King's Town Construction Co. Ltd.	333,074	459,473
	Kinik Co.	318,000	3,432,923
#	Kinko Optical Co. Ltd.	344,103	293,466
	Kinpo Electronics	3,476,157	2,073,092
	Kinsus Interconnect Technology Corp.	706,000	2,398,940
	KMC Kuei Meng International, Inc.	120,253	377,326
#	KNH Enterprise Co. Ltd.	483,020	274,586
#	KS Terminals, Inc.	389,482	663,167
#	Kung Long Batteries Industrial Co. Ltd.	244,000	1,143,849
#*	Kung Sing Engineering Corp.	1,126,290	422,774

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	662,648	$1,118,519
#	Kuo Yang Construction Co. Ltd.	534,899	314,080
#	Kwong Fong Industries Corp.	313,691	123,781
	Kwong Lung Enterprise Co. Ltd.	316,000	500,467
	L&K Engineering Co. Ltd.	528,580	5,691,159
#	La Kaffa International Co. Ltd.	56,701	140,090
*	LAN FA Textile	680,933	268,737
#	Lanner Electronics, Inc.	295,650	785,312
#	Laser Tek Taiwan Co. Ltd.	240,128	365,559
#	Laster Tech Co. Ltd.	108,638	85,859
*	Leader Electronics, Inc.	287,499	89,080
#*	Lealea Enterprise Co. Ltd.	1,737,967	382,343
#	LEE CHI Enterprises Co. Ltd.	388,000	136,452
#	Lelon Electronics Corp.	317,327	809,908
	Lemtech Holdings Co. Ltd.	87,055	230,457
#	Leo Systems, Inc.	76,000	68,627
*	Leofoo Development Co. Ltd.	130,278	73,502
#*	Li Peng Enterprise Co. Ltd.	1,497,897	298,537
#	Lian HWA Food Corp.	376,631	1,731,382
#	Lingsen Precision Industries Ltd.	1,105,506	541,431
#	Lintes Technology Co. Ltd.	16,573	60,758
#	Lion Travel Service Co. Ltd.	142,000	693,055
#	Liton Technology Corp.	106,000	117,843
#*	Long Bon International Co. Ltd.	469,274	243,208
#	Long Da Construction & Development Corp.	403,000	375,909
*	Longchen Paper & Packaging Co. Ltd.	1,748,637	599,813
#	Longwell Co.	400,000	1,420,211
		Shares	Value»
TAIWAN — (Continued)
#	Loop Telecommunication International, Inc.	95,000	$154,797
	Lotus Pharmaceutical Co. Ltd.	49,000	354,876
	Lucky Cement Corp.	540,000	253,754
#	Lumax International Corp. Ltd.	303,832	984,526
#*	Lung Yen Life Service Corp.	407,000	797,789
	Lungteh Shipbuilding Co. Ltd.	100,800	342,031
	Luxe Green Energy Technology Co. Ltd.	78,280	64,735
	M3 Technology, Inc.	20,000	56,646
	Macauto Industrial Co. Ltd.	29,000	56,975
	Macroblock, Inc.	38,000	79,933
#*	Macronix International Co. Ltd.	4,341,000	2,729,628
	Makalot Industrial Co. Ltd.	106,000	932,254
#	Marketech International Corp.	227,000	1,545,597
#	Materials Analysis Technology, Inc.	161,320	1,027,270
	Maxigen Biotech, Inc.	48,600	70,906
#	Mayer Steel Pipe Corp.	621,080	478,199
	Maywufa Co. Ltd.	69,322	50,207
#*	Mechema Chemicals International Corp.	67,000	179,553
#	Megaforce Co. Ltd.	107,000	148,070
#	Meiloon Industrial Co.	266,184	187,445
#	Mercuries & Associates Holding Ltd.	1,697,367	685,742
*	Mercuries Life Insurance Co. Ltd.	6,492,317	1,135,521
#	Merida Industry Co. Ltd.	208,000	803,590
#	Merry Electronics Co. Ltd.	559,801	2,123,069
#	METAAGE Corp.	81,000	141,988
#*	Microbio Co. Ltd.	871,897	697,595
#	Mildef Crete, Inc.	193,000	716,404
	MIN AIK Technology Co. Ltd.	233,452	156,458
#*	Mitac Holdings Corp.	2,309,918	5,849,305
*	Mobiletron Electronics Co. Ltd.	115,800	113,855

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	MOSA Industrial Corp.	200,170	$98,593
*	Mosel Vitelic, Inc.	169,000	116,945
#	Motech Industries, Inc.	778,000	466,855
	MPI Corp.	138,000	4,796,388
#	MSSCORPS Co. Ltd.	101,534	457,764
#	Nak Sealing Technologies Corp.	173,954	646,429
#	Namchow Holdings Co. Ltd.	565,000	763,258
	Nan Juen International Co. Ltd.	2,000	14,010
	Nan Kang Rubber Tire Co. Ltd.	174,000	217,193
	Nan Pao Resins Chemical Co. Ltd.	71,000	906,782
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	153,719
	Nang Kuang Pharmaceutical Co. Ltd.	162,000	188,590
	Nantex Industry Co. Ltd.	927,606	753,079
#	National Aerospace Fasteners Corp.	74,000	309,969
#	National Petroleum Co. Ltd.	227,824	483,936
#	Netronix, Inc.	209,000	807,007
*	New Asia Construction & Development Corp.	265,000	133,012
	New Best Wire Industrial Co. Ltd.	195,600	189,829
	New Era Electronics Co. Ltd.	80,000	152,144
#*	Newmax Technology Co. Ltd.	108,000	83,463
#	Nichidenbo Corp.	636,417	1,607,965
#	Nidec Chaun-Choung Technology Corp.	110,000	451,965
	Nien Hsing Textile Co. Ltd.	191,345	119,107
#	Niko Semiconductor Co. Ltd.	251,258	349,231
#	Nishoku Technology, Inc.	132,400	514,501
#	Nova Technology Corp.	84,000	481,999
		Shares	Value»
TAIWAN — (Continued)
#	Nuvoton Technology Corp.	368,000	$840,361
#	O-Bank Co. Ltd.	2,729,071	826,582
#	Ocean Plastics Co. Ltd.	764,200	941,694
	OK Biotech Co. Ltd.	215,130	113,703
#	Optimax Technology Corp.	253,000	210,602
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,368,427
#*	Oriental Union Chemical Corp.	923,267	385,435
#	O-TA Precision Industry Co. Ltd.	216,227	378,282
#	Pacific Construction Co.	888,921	285,490
#	Pacific Hospital Supply Co. Ltd.	255,209	759,804
*	Paiho Shih Holdings Corp.	528,738	353,353
#	Pan German Universal Motors Ltd.	36,000	401,373
	Pan Jit International, Inc.	988,486	1,557,821
#	Pan-International Industrial Corp.	1,321,747	1,893,642
#	Panion & BF Biotech, Inc.	141,449	331,111
	Parade Technologies Ltd.	51,000	970,622
#	Parpro Corp.	208,000	380,216
*	PChome Online, Inc.	112,383	122,385
#	PCL Technologies, Inc.	196,400	584,588
#	P-Duke Technology Co. Ltd.	214,633	592,622
#	Pegavision Corp.	84,913	868,615
#	PharmaEngine, Inc.	79,000	194,585
*	Phihong Technology Co. Ltd.	368,000	268,720
#	Phoenix Silicon International Corp.	370,293	1,563,316
#	Phoenix Tours International, Inc.	120,120	226,105
*	Phytohealth Corp.	225,000	94,908
#	Pixart Imaging, Inc.	462,150	2,996,101
	Planet Technology Corp.	160,000	793,657
	Plastron Precision Co. Ltd.	336,460	169,825
#	Polytronics Technology Corp.	165,124	236,692
#	Posiflex Technology, Inc.	118,457	982,359
#	Power Wind Health Industry, Inc.	110,314	529,289

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Powerchip Semiconductor Manufacturing Corp.	1,071,000	$533,524
#	Poya International Co. Ltd.	154,855	2,396,442
#	President Securities Corp.	3,057,112	1,926,744
	Primax Electronics Ltd.	1,199,000	2,905,907
#	Prince Housing & Development Corp.	2,369,644	720,861
#	Pro Hawk Corp.	50,000	253,461
	Progate Group Corp.	14,589	74,001
#	Promate Electronic Co. Ltd.	746,385	1,486,178
#	Prosperity Dielectrics Co. Ltd.	312,559	395,965
#	PSS Co. Ltd.	28,000	127,089
#	QST International Corp.	187,387	327,827
#	Qualipoly Chemical Corp.	308,048	717,194
#	Quang Viet Enterprise Co. Ltd.	115,000	276,995
#	Quanta Storage, Inc.	548,000	1,603,732
#*	Quintain Steel Co. Ltd.	902,039	290,716
#	Radiant Opto-Electronics Corp.	273,000	1,254,854
#	Radium Life Tech Co. Ltd.	1,714,794	645,579
#	Rafael Microelectronics, Inc.	27,821	104,632
#	Raydium Semiconductor Corp.	159,000	1,845,261
*	RDC Semiconductor Co. Ltd.	17,000	87,671
#	Rechi Precision Co. Ltd.	847,181	675,182
#	Rexon Industrial Corp. Ltd.	273,000	273,556
#	Rich Development Co. Ltd.	1,379,137	405,557
	Richmond International Travel & Tours Co. Ltd.	5,000	19,853
*	Ritek Corp.	1,617,867	549,773
	Ruentex Engineering & Construction Co.	279,356	1,729,868
		Shares	Value»
TAIWAN — (Continued)
#	Run Long Construction Co. Ltd.	695,200	$717,771
#	Sakura Development Co. Ltd.	465,163	1,011,916
#	Sampo Corp.	1,267,861	1,055,409
#	San Fang Chemical Industry Co. Ltd.	686,647	782,733
#	San Fu Chemical Co. Ltd.	79,000	299,536
#	San Shing Fastech Corp.	382,875	686,741
#	Sanyang Motor Co. Ltd.	422,000	872,991
#	Savior Lifetec Corp.	665,000	414,421
#	SCI Pharmtech, Inc.	90,982	175,241
#	Scientech Corp.	166,000	1,856,078
#	ScinoPharm Taiwan Ltd.	518,000	290,244
#	SciVision Biotech, Inc.	63,000	242,268
	SDI Corp.	398,000	976,925
#	Sea Sonic Electronics Co. Ltd.	87,000	214,737
#	Securitag Assembly Group Co. Ltd.	37,000	121,928
	Senao International Co. Ltd.	300,541	302,306
#	Senao Networks, Inc.	94,207	508,568
#	Sensortek Technology Corp.	57,000	330,198
	Sercomm Corp.	818,000	2,728,501
#	Sesoda Corp.	616,803	644,321
	Sharehope Medicine Co. Ltd.	321,672	291,081
#	Sheng Yu Steel Co. Ltd.	282,980	225,100
#	ShenMao Technology, Inc.	355,891	928,492
#	Shieh Yih Machinery Industry Co. Ltd.	189,000	149,679
#	Shih Her Technologies, Inc.	162,000	833,750
*	Shih Wei Navigation Co. Ltd.	143,842	74,421
	Shin Hai Gas Corp.	1,245	2,097
	Shin Hsiung Natural Gas Co. Ltd.	34,273	48,051
#	Shin Ruenn Development Co. Ltd.	257,100	514,463
#	Shin Zu Shing Co. Ltd.	548,942	4,268,361
#	Shinfox Energy Co. Ltd.	78,995	215,388

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Shining Building Business Co. Ltd.	862,814	$268,820
	Shinkong Insurance Co. Ltd.	666,131	2,110,817
	Shinkong Synthetic Fibers Corp.	4,133,395	1,774,786
#	Shinkong Textile Co. Ltd.	779,542	1,361,594
	Shiny Chemical Industrial Co. Ltd.	467,360	1,974,916
#	Shuttle, Inc.	978,152	524,881
	Sigurd Microelectronics Corp.	1,466,907	3,794,350
#	Silicon Integrated Systems Corp.	838,400	1,538,840
	Sincere Navigation Corp.	737,139	541,331
	Sinher Technology, Inc.	49,000	40,337
#	Sinmag Equipment Corp.	158,056	745,351
	Sino-American Silicon Products, Inc.	193,000	647,040
	Sinon Corp.	1,334,510	1,837,961
#	Sinphar Pharmaceutical Co. Ltd.	334,733	350,709
	Sinyi Realty, Inc.	834,660	707,868
#	Sirtec International Co. Ltd.	182,600	153,907
	Sitronix Technology Corp.	362,879	2,409,037
#	Siward Crystal Technology Co. Ltd.	491,000	355,449
#	Soft-World International Corp.	234,000	754,325
#	Solar Applied Materials Technology Corp.	1,527,372	2,526,613
#	Solteam, Inc.	233,607	361,233
	Song Shang Electronics Co. Ltd.	76,000	69,837
#	Sonix Technology Co. Ltd.	364,000	388,980
#	Southeast Cement Co. Ltd.	579,700	348,112
#	Speed Tech Corp.	321,000	444,411
#	Sporton International, Inc.	252,231	1,348,011
#	Sports Gear Co. Ltd.	71,000	238,120
	St. Shine Optical Co. Ltd.	43,000	229,020
		Shares	Value»
TAIWAN — (Continued)
#	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	$552,917
	Standard Foods Corp.	1,010,000	1,078,155
#	Stark Technology, Inc.	334,688	1,819,454
#	S-Tech Corp.	371,032	292,105
	Sun Max Tech Ltd.	17,000	35,613
#*	Sun Yad Construction Co. Ltd.	271,329	125,165
#*	Sunko INK Co. Ltd.	291,400	117,118
#	SunMax Biotechnology Co. Ltd.	96,000	1,346,116
	Sunny Friend Environmental Technology Co. Ltd.	208,998	524,891
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	2,508,658
#	Sunplus Innovation Technology, Inc.	33,880	132,928
#*	Sunplus Technology Co. Ltd.	1,577,000	996,737
#	Sunrex Technology Corp.	308,612	448,636
#	Sunspring Metal Corp.	271,069	217,417
#	Superalloy Industrial Co. Ltd.	62,000	112,248
#	Supreme Electronics Co. Ltd.	1,750,184	2,462,961
#	Swancor Holding Co. Ltd.	108,000	435,349
#	Sweeten Real Estate Development Co. Ltd.	772,434	812,565
#	Symtek Automation Asia Co. Ltd.	188,646	956,261
#	Syncmold Enterprise Corp.	312,750	715,540
#	Synmosa Biopharma Corp.	770,304	950,215
#	Syscom Computer Engineering Co.	54,000	102,216
	Systex Corp.	475,388	1,732,645
#	T3EX Global Holdings Corp.	264,000	619,427
#	Ta Ya Electric Wire & Cable	1,756,020	2,035,842
	Tah Hsin Industrial Corp.	216,092	481,289
	TAI Roun Products Co. Ltd.	96,000	43,110

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TA-I Technology Co. Ltd.	397,788	$559,020
#	Tai Tung Communication Co. Ltd.	336,582	223,605
	Taichung Commercial Bank Co. Ltd.	8,180,095	6,078,297
#	TaiDoc Technology Corp.	185,470	769,469
#	Taiflex Scientific Co. Ltd.	687,564	1,037,302
#	Taimide Tech, Inc.	316,262	656,341
#	Tainan Enterprises Co. Ltd.	238,370	216,159
	Tainan Spinning Co. Ltd.	3,580,044	1,537,567
	Tai-Saw Technology Co. Ltd.	235,120	138,188
#	TaiSol Electronics Co. Ltd.	129,000	225,591
	Taisun Enterprise Co. Ltd.	458,648	286,896
#	Taita Chemical Co. Ltd.	838,828	326,891
	TAI-TECH Advanced Electronics Co. Ltd.	153,000	482,459
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	226,113	220,128
	Taiwan Cogeneration Corp.	1,311,845	1,901,458
#	Taiwan FamilyMart Co. Ltd.	45,000	311,818
	Taiwan Fertilizer Co. Ltd.	818,000	1,420,764
#	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	971,105
#	Taiwan FU Hsing Industrial Co. Ltd.	575,000	856,145
#*	Taiwan Glass Industry Corp.	1,870,000	1,486,826
#	Taiwan Hon Chuan Enterprise Co. Ltd.	905,159	4,412,957
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	660,074
††	Taiwan Land Development Corp.	2,845,991	47,914
	Taiwan Line Tek Electronic	148,510	119,654
	Taiwan Mask Corp.	130,000	133,795
#	Taiwan Navigation Co. Ltd.	730,777	655,826
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Paiho Ltd.	841,287	$1,449,461
#	Taiwan PCB Techvest Co. Ltd.	605,238	656,742
#	Taiwan Sakura Corp.	702,803	2,022,588
#	Taiwan Sanyo Electric Co. Ltd.	426,400	538,681
	Taiwan Secom Co. Ltd.	299,000	1,131,998
#	Taiwan Semiconductor Co. Ltd.	665,000	1,005,742
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,659,680
	Taiwan Steel Union Co. Ltd.	20,000	70,662
#*	Taiwan Styrene Monomer	1,050,209	332,973
	Taiwan Surface Mounting Technology Corp.	856,388	3,018,664
#	Taiwan Taxi Co. Ltd.	85,888	366,180
*	Taiwan TEA Corp.	1,343,897	656,648
	Taiwan Union Technology Corp.	695,000	6,276,209
#*	Taiwan-Asia Semiconductor Corp.	1,077,804	710,872
#	Taiyen Biotech Co. Ltd.	383,883	423,209
#*	TBI Motion Technology Co. Ltd.	60,000	77,636
	TCI Co. Ltd.	234,746	1,019,949
#	Te Chang Construction Co. Ltd.	258,206	491,876
	Tehmag Foods Corp.	116,380	1,202,251
	Ten Ren Tea Co. Ltd.	134,980	137,999
#	Test Research, Inc.	551,820	2,657,468
#	Test Rite International Co. Ltd.	417,495	278,541
*	Thermaltake Technology Co. Ltd.	35,000	36,452
	Thinking Electronic Industrial Co. Ltd.	241,204	1,086,993
#	Thye Ming Industrial Co. Ltd.	353,135	804,625
	Tofu Restaurant Co. Ltd.	6,000	40,865
	Ton Yi Industrial Corp.	2,240,644	1,358,438
	Tong Hsing Electronic Industries Ltd.	440,681	1,489,643
	Tong Yang Industry Co. Ltd.	1,038,741	3,627,948

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tong-Tai Machine & Tool Co. Ltd.	471,892	$514,346
#	Top Union Electronics Corp.	236,147	235,530
	Topco Scientific Co. Ltd.	494,356	4,743,422
	Topco Technologies Corp.	115,720	240,992
	Topkey Corp.	222,000	1,343,036
#	Topoint Technology Co. Ltd.	428,898	900,369
#*	TPK Holding Co. Ltd.	787,000	858,035
#	Trade-Van Information Services Co.	255,000	806,098
	Transart Graphics Co. Ltd.	18,000	26,722
#	Transcend Information, Inc.	546,000	1,719,113
	Transcom, Inc.	150,930	617,770
#	Trusval Technology Co. Ltd.	67,222	530,031
#	TSC Auto ID Technology Co. Ltd.	104,296	639,387
#	TSEC Corp.	1,234,584	657,782
	TSRC Corp.	1,140,200	692,287
#	Ttet Union Corp.	153,000	767,875
	TTFB Co. Ltd.	48,500	325,403
	TTY Biopharm Co. Ltd.	493,979	1,273,309
*	Tul Corp.	58,000	129,802
	Tung Ho Steel Enterprise Corp.	1,527,630	3,275,188
	Tung Thih Electronic Co. Ltd.	86,100	163,558
#	TURVO International Co. Ltd.	98,922	589,660
#	TXC Corp.	936,053	2,617,614
#	TYC Brother Industrial Co. Ltd.	454,980	616,998
#*	Tycoons Group Enterprise	769,779	196,647
#	Tyntek Corp.	1,029,039	516,192
#	TZE Shin International Co. Ltd.	229,000	123,637
#*	U-BEST Innovative Technology Co. Ltd.	316,000	202,909
	Ubright Optronics Corp.	20,000	42,091
#	UDE Corp.	251,000	817,095
#	U-Ming Marine Transport Corp.	1,358,000	2,361,168
		Shares	Value»
TAIWAN — (Continued)
#	Unic Technology Corp.	193,000	$148,817
	Union Bank of Taiwan	8,840,501	4,913,477
	Union Insurance Co. Ltd.	45,000	38,907
	Unitech Computer Co. Ltd.	341,804	474,513
#*	Unitech Printed Circuit Board Corp.	1,985,519	1,842,209
*	United Alloy-Tech Co.	9,000	12,455
	United Integrated Services Co. Ltd.	348,951	9,161,430
	United Orthopedic Corp.	230,935	768,474
#	United Radiant Technology	140,000	96,958
*	United Renewable Energy Co. Ltd.	2,464,437	583,204
*††	Unity Opto Technology Co. Ltd.	2,760,500	0
#	Univacco Technology, Inc.	125,000	184,395
	Universal Cement Corp.	1,556,341	1,389,890
#	Universal Microwave Technology, Inc.	57,000	605,660
	Universal Vision Biotechnology Co. Ltd.	119,652	799,876
#	UPC Technology Corp.	1,971,124	683,483
#	Userjoy Technology Co. Ltd.	215,367	600,415
#	USI Corp.	1,812,156	655,469
*	Usun Technology Co. Ltd.	14,000	19,099
#	Utechzone Co. Ltd.	189,000	565,252
#	UVAT Technology Co. Ltd.	59,000	124,510
	Value Valves Co. Ltd.	27,000	69,515
	Ve Wong Corp.	556,696	746,566
#	Ventec International Group Co. Ltd.	89,000	247,521
#	Via Technologies, Inc.	163,000	322,192
#	Visco Vision, Inc.	71,000	396,059
#	Visual Photonics Epitaxy Co. Ltd.	522,772	2,501,183
#	Vivotek, Inc.	121,704	376,461
	Vizionfocus, Inc.	3,000	17,728
	VSO Electronics Co. Ltd.	6,000	22,400

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Wafer Works Corp.	1,329,443	$1,021,518
	Waffer Technology Corp.	333,821	570,595
#	Wah Hong Industrial Corp.	144,021	183,948
#	Wah Lee Industrial Corp.	556,300	1,741,145
#	Walsin Technology Corp.	583,000	1,640,183
#	Walton Advanced Engineering, Inc.	719,197	308,104
	WAN HWA Enterprise Co.	374,238	140,732
*	We & Win Development Co. Ltd.	40,000	14,239
	WEI Chih Steel Industrial Co. Ltd.	72,000	44,387
#	Wei Chuan Foods Corp.	681,000	357,548
#	Weikeng Industrial Co. Ltd.	1,269,459	1,435,405
#	Well Shin Technology Co. Ltd.	319,000	582,584
	Weltrend Semiconductor	26,000	40,888
#	Wholetech System Hitech Ltd.	180,000	546,693
	Win Semiconductors Corp.	574,000	1,627,728
#	Winmate, Inc.	130,000	645,949
#	Winstek Semiconductor Co. Ltd.	234,000	748,527
*††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,847,447
	Wisdom Marine Lines Co. Ltd.	1,181,241	2,297,302
#	Wiselink Co. Ltd.	161,171	889,080
#	WITS Corp.	87,901	279,049
	WNC Corp.	586,184	2,297,820
#	Wonderful Hi-Tech Co. Ltd.	299,000	379,888
	Wowprime Corp.	225,400	1,724,901
#	WUS Printed Circuit Co. Ltd.	529,737	1,435,543
*	XAC Automation Corp.	40,000	33,786
#	XinTec, Inc.	336,000	1,642,380
#	Xxentria Technology Materials Corp.	454,160	678,636
#	Yankey Engineering Co. Ltd.	95,222	1,311,238
#	YC INOX Co. Ltd.	1,111,699	794,912
		Shares	Value»
TAIWAN — (Continued)
#	Yea Shin International Development Co. Ltd.	859,015	$763,837
#	Yem Chio Co. Ltd.	1,133,518	588,825
*	Yen Sun Technology Corp.	126,000	183,488
*	Yeong Guan Energy Technology Group Co. Ltd.	96,069	73,345
	YFC-Boneagle Electric Co. Ltd.	192,687	128,735
#	YFY, Inc.	1,736,212	1,410,546
	Yi Jinn Industrial Co. Ltd.	702,748	401,580
*	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,680,849
#	Young Fast Optoelectronics Co. Ltd.	297,872	558,453
*	Young Optics, Inc.	50,000	87,473
	Youngtek Electronics Corp.	285,666	587,199
#	Yuanta Futures Co. Ltd.	371,201	1,021,340
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	186,719
	Yulon Finance Corp.	182,000	609,553
#	Yulon Motor Co. Ltd.	590,000	643,564
#	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	630,597
#	Yungshin Construction & Development Co. Ltd.	342,000	917,242
#	YungShin Global Holding Corp.	758,015	1,586,731
#	Yusin Holding Corp.	45,086	131,277
#	Zeng Hsing Industrial Co. Ltd.	156,726	512,243
	Zenitron Corp.	635,000	699,513
#	Zero One Technology Co. Ltd.	469,226	1,796,267
#*	Zig Sheng Industrial Co. Ltd.	1,224,732	363,572
	ZillTek Technology Corp.	18,000	122,614
*	Zinwell Corp.	389,586	146,316
	Zippy Technology Corp.	409,948	742,005
#	Zyxel Group Corp.	859,225	781,934
TOTAL TAIWAN			691,373,592

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (0.9%)
	AAPICO Hitech PCL (AH/F TB)	347,932	$159,699
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,776
	Advanced Information Technology PCL, Class F	2,237,800	359,500
	AEON Thana Sinsap Thailand PCL	69,500	210,010
	After You PCL	637,500	133,625
	Allianz Ayudhya Capital PCL	106,900	106,311
	Amata Corp. PCL	2,376,310	1,163,432
	AP Thailand PCL	4,215,816	935,271
*	Asia Aviation PCL, NVDR	800,700	31,117
	Asia Plus Group Holdings PCL	3,594,300	274,962
	Asian Alliance International PCL	320,300	45,869
	Asian Sea Corp. PCL	222,200	49,295
	Aurora Design PCL	208,000	94,835
	B Grimm Power PCL	392,899	140,665
	Bangchak Sriracha PCL	572,300	87,561
	Bangkok Airways PCL	330,000	151,469
	Bangkok Commercial Asset Management PCL	2,456,600	627,681
	Bangkok Land PCL	22,632,699	346,277
	Bangkok Life Assurance PCL, NVDR	51,200	27,731
	BCPG PCL	251,100	51,480
	BKI Holdings PCL	180,681	1,592,293
	Bluebik Group PCL	39,000	25,658
	Brooker Group PCL	81,000	892
	Cal-Comp Electronics Thailand PCL, Class F	5,947,552	1,210,258
	CH Karnchang PCL	1,173,100	484,604
#	Chularat Hospital PCL	8,456,600	452,847
	CK Power PCL	1,943,200	155,789
	Cotto F	2,521,400	14,659
#	Dhipaya Group Holdings PCL	1,018,500	592,151
	Dohome PCL	887,500	109,172
	Don Muang Tollway PCL	335,100	105,616
#	Dynasty Ceramic PCL	12,722,400	576,167
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development & Management PCL, Class F	464,700	$29,577
	Ekachai Medical Care PCL	809,121	144,840
*	Energy Absolute PCL	3,740,900	331,965
#	Exotic Food PCL	382,700	210,789
#	Forth Corp. PCL	436,900	94,252
	Forth Smart Service PCL	305,351	61,668
	GFPT PCL	1,453,500	431,424
	Global Green Chemicals PCL	35,300	4,321
	Gunkul Engineering PCL	2,803,899	148,432
	Haad Thip PCL	456,400	213,676
	Hana Microelectronics PCL	427,400	302,109
	ICC International PCL	351,989	290,811
#	Ichitan Group PCL	1,418,000	485,973
#	IRPC PCL	3,015,500	95,042
	IT City PCL	152,900	17,311
*††	ITV PLC	2,785,600	0
#*	Jasmine Technology Solution PCL	30,700	30,766
#	JMT Network Services PCL	583,400	198,156
#	Karmarts PCL	1,733,116	450,780
	KCE Electronics PCL	587,900	446,142
	KGI Securities Thailand PCL	502,000	59,908
	Khon Kaen Sugar Industry PCL	2,643,556	122,147
	Klinique Medical Clinic PCL	15,700	11,674
	Lalin Property PCL	212,500	31,732
	LH Financial Group PCL	2,582,139	61,630
	Loxley PCL	1,522,176	52,633
	Major Cineplex Group PCL	155,800	40,285
	MBK PCL	3,412,255	1,764,599
	MC Group PCL	786,100	240,545
	MCS Steel PCL	646,400	166,149
	Mega Lifesciences PCL	499,300	469,813
#	MK Restaurants Group PCL	89,100	63,253
*	Mono Next PCL	2,226,300	123,305
#	Moshi Moshi Retail Corp. PLC	45,300	55,447

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Muang Thai Insurance PCL	311,680	$148,782
	Netbay PCL	89,226	63,616
	Northeast Rubber PCL	2,535,412	342,917
#	Plan B Media PCL	2,931,956	475,501
	Polyplex Thailand PCL	1,079,650	350,192
	Praram 9 Hospital PCL	797,500	588,120
	Precious Shipping PCL	346,431	69,965
	Prima Marine PCL	2,104,766	418,635
*	Property Perfect PCL	4,441,846	12,233
	PSG Corp. PCL	712,500	26,599
	PTG Energy PCL	2,485,400	513,355
	Quality Houses PCL	18,693,226	817,972
	Rajthanee Hospital PCL	159,200	68,688
#	Ratchthani Leasing PCL	6,625,999	338,599
	Regional Container Lines PCL	690,200	644,158
	Rojana Industrial Park PCL	1,343,354	193,200
	S Hotels & Resorts PCL	1,070,741	49,802
	Sabina PCL	234,200	111,080
	Saha Pathana Inter-Holding PCL	1,005,000	1,403,248
	Sahamitr Pressure Container PCL	528,493	137,460
	Saha-Union PCL	551,000	488,953
	Saksiam Leasing PCL	237,000	26,108
*	Samart Corp. PCL	1,109,800	212,247
	Sansiri PCL	30,108,310	1,363,534
#	Sappe PCL	336,900	399,476
#	SC Asset Corp. PCL	4,470,015	244,839
	Sermsang Power Corp. Co. Ltd.	947,306	119,428
	Siam Wellness Group PCL	495,650	57,330
#	Siamgas & Petrochemicals PCL	2,078,300	426,090
*	Singer Thailand PCL	321,900	51,713
	SiS Distribution Thailand PCL	20,200	13,475
#	SISB PCL	162,900	77,263
#	Somboon Advance Technology PCL	593,037	235,908
#	Sri Trang Agro-Industry PCL	638,592	275,525
#	Sri Trang Gloves Thailand PCL	1,560,900	336,730
		Shares	Value»
THAILAND — (Continued)
	Srinanaporn Marketing PCL	160,000	$48,960
	Srivichai Vejvivat PCL	630,409	142,749
	Star Petroleum Refining PCL	3,708,400	646,814
*	STP & I PCL	1,763,064	202,849
#	Supalai PCL	812,200	387,709
*	Super Energy Corp. PCL	7,539,205	32,298
	SVI PCL	1,049,400	199,091
	TAC Consumer PCL	934,731	133,860
#	Taokaenoi Food & Marketing PCL, Class F	891,880	163,748
	Thai Stanley Electric PCL (STANLY/F TB), Class F	132,800	755,838
	Thai Vegetable Oil PCL	976,882	678,556
	Thai Wacoal PCL	68,300	42,844
#*	Thaicom PCL	1,630,300	431,521
#	Thaifoods Group PCL	2,226,600	336,579
*	Thonburi Healthcare Group PCL	28,800	7,887
#	Thoresen Thai Agencies PCL	1,624,478	216,730
	Tipco Asphalt PCL (TASCO/F TB)	1,153,974	526,139
	TIPCO Foods PCL	368,682	98,150
	TKS Technologies PCL	195,543	34,405
	TOA Paint Thailand PCL	290,500	124,449
	TPI Polene PCL	7,339,200	206,611
	TPI Polene Power PCL	1,834,982	124,653
	TQM Alpha PCL	86,576	40,268
	Triple i Logistics PCL	119,200	17,362
	TTW PCL	2,326,300	637,099
	Union Auction PCL	291,100	58,790
	United Paper PCL	613,900	142,767
	Univanich Palm Oil PCL	1,335,500	396,400
	Vanachai Group PCL	890,859	52,884
††	Vinythai PCL	16,237	1,138
#	WHA Utilities & Power PCL	1,955,800	204,677
TOTAL THAILAND			35,766,392
TURKEY — (0.8%)
*	Adese Alisveris Merkezleri Ticaret AS	348,787	131,493
	Agesa Hayat ve Emeklilik AS	52,014	222,665

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Akcansa Cimento AS	79,426	$278,385
*	Akenerji Elektrik Uretim AS	186,162	55,629
	Aksa Akrilik Kimya Sanayii AS	2,890,208	676,432
*	Aksigorta AS	1,088,258	194,379
	Albaraka Turk Katilim Bankasi AS	3,563,686	796,612
	Alfa Solar Enerji Sanayi VE Ticaret AS	18,302	21,026
*	Alkim Alkali Kimya AS	353,084	157,180
	Anadolu Anonim Turk Sigorta Sirketi	244,096	597,378
	Anadolu Hayat Emeklilik AS	115,116	251,224
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	23,452	36,908
*	Anel Elektrik Proje Taahhut ve Ticaret AS	97,898	48,278
	ARD Grup Bilisim Teknolojileri AS	425,980	327,905
	Aydem Yenilenebilir Enerji AS	320,408	143,974
	Aygaz AS	66,130	265,905
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,712	336,838
*	Bera Holding AS	1,794,246	738,229
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	131,811	49,491
*	Biotrend Cevre VE Enerji Yatirimlari AS	119,925	62,708
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	6,280	26,615
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,996	122,271
	Bursa Cimento Fabrikasi AS	1,454,589	268,974
*	Can2 Termik AS	5,065,177	224,361
*	Cemas Dokum Sanayi AS	153,318	31,243
	Cemtas Celik Makina Sanayi Ve Ticaret AS	72,429	19,897
#	Cimsa Cimento Sanayi VE Ticaret AS	596,889	757,653
		Shares	Value»
TURKEY — (Continued)
	CW Enerji Muhendislik Ticaret VE Sanayi AS	160,365	$66,071
*	Deva Holding AS	64,512	102,967
	Dogan Sirketler Grubu Holding AS	278,021	108,728
	Dogus Otomotiv Servis ve Ticaret AS	94,894	429,505
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	71,502
	EGE Endustri VE Ticaret AS	1,934	374,752
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	306,698	374,826
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	171,350
	Escar Turizm Tasimacilik Ticaret AS	87,700	100,504
*	Esenboga Elektrik Uretim AS	44,381	104,102
	Europap Tezol Kagit Sanayi VE Ticaret AS	193,996	76,620
*	Europen Endustri Insaat Sanayi VE Ticaret AS	941,394	153,700
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	93,294	71,428
*	Formet Metal ve Cam Sanayi AS	465,193	44,195
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	43,552	130,687
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	106,276	130,561
	Global Yatirim Holding AS	4,413,302	969,056
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	28,547	246,832
*	Goodyear Lastikleri TAS	170,282	75,608
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	561,690	304,819

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	GSD Holding AS	1,410,863	$147,491
*	Hitit Bilgisayar Hizmetleri AS	46,588	51,642
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	228,369
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	237,327	318,247
*	Is Finansal Kiralama AS	721,188	315,392
	Is Yatirim Menkul Degerler AS	335,942	345,886
*	Isiklar Enerji ve Yapi Holding AS	492,320	155,615
*	Izdemir Enerji Elektrik Uretim AS	468,071	89,920
*	Izmir Demir Celik Sanayi AS	381,866	54,115
*	Izmir Firca Sanayi ve Ticaret AS	20,382	89,320
	Jantsa Jant Sanayi Ve Ticaret AS	218,325	117,248
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	423,060	304,877
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	257,576	250,675
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	821,642	558,394
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	294,444
*	Kayseri Seker Fabrikasi AS	152,833	79,686
	Kocaer Celik Sanayi Ve Ticaret AS	687,949	249,503
*	Konya Cimento Sanayii AS	143	20,556
#*	Kordsa Teknik Tekstil AS	167,445	253,336
*	Koza Anadolu Metal Madencilik Isletmeleri AS	746,533	1,367,897
	LDR Turizm AS	124,217	699,281
	Logo Yazilim Sanayi Ve Ticaret AS	159,446	628,138
		Shares	Value»
TURKEY — (Continued)
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	207,361	$88,861
*	Margun Enerji Uretim Sanayi VE Ticaret AS	96,636	104,176
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	1,133,101
#*	MIA Teknoloji AS	476,101	421,208
*Ω	MLP Saglik Hizmetleri AS	158,626	1,490,720
*	Naturel Yenilenebilir Enerji Ticaret AS	100,880	116,776
*	NET Holding AS	552,554	699,274
	Nuh Cimento Sanayi AS	117,923	677,397
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,347,445	180,847
*	Orge Enerji Elektrik Taahhut AS	94,329	175,833
*	Parsan Makina Parcalari Sanayii AS	38,908	88,295
*	Peker Gayrimenkul Yatirim Ortakligi AS	3,167,513	420,016
	Penta Teknoloji Urunleri Dagitim Ticaret AS	122,346	47,159
*	Polisan Holding AS	2	0
*	Politeknik Metal Sanayi ve Ticaret AS	502	84,144
*	Ral Yatirim Holding AS	42,574	130,952
*	Reysas Tasimacilik ve Lojistik Ticaret AS	5,238,710	2,194,683
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,833,785	897,324
	Sekerbank Turk AS	1,683,553	242,213
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	671,878
	Sok Marketler Ticaret AS	390,585	358,539
	Suwen Tekstil Sanayi Pazarlama AS	48,852	12,741
*	Tatlipinar Enerji Uretim AS	18,980	22,989
*	Tekfen Holding AS	461,381	1,225,272

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Teknosa Ic Ve Dis Ticaret AS	196,315	$113,621
*	Tukas Gida Sanayi ve Ticaret AS	1,295,806	86,028
*	Tumosan Motor ve Traktor Sanayi AS	47,923	141,509
*	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	774,459
	Ulker Biskuvi Sanayi AS	48,937	131,909
*	Vakif Finansal Kiralama AS	1,280,194	104,479
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,756	23,823
#*	Vestel Elektronik Sanayi ve Ticaret AS	176,582	165,391
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	326,203	221,799
*	Yayla Agro Gida Sanayi VE Nakliyat AS	376,298	95,509
	Yunsa Yunlu Sanayi VE Ticare AS	3	0
*	Zorlu Enerji Elektrik Uretim AS	1,033,673	85,419
TOTAL TURKEY			30,999,842
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Islamic Bank PJSC	1,360,993	8,936,214
	Abu Dhabi National Hotels	5,768,841	783,597
	Abu Dhabi National Insurance Co. PSC	107,433	210,410
*	Abu Dhabi Ports Co. PJSC	163,588	185,260
	Abu Dhabi Ship Building Co. PJSC	185,795	403,872
	Agility Global PLC	695,882	223,299
	Agthia Group PJSC	694,871	806,407
	Air Arabia PJSC	6,779,924	6,853,993
	Ajman Bank PJSC	3,693,896	1,485,464
*	AL Seer Marine Supplies & Equipment Co. LLC	249,005	262,988
	Amanat Holdings PJSC	3,523,544	1,130,388
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Americana Restaurants International PLC - Foreign Co.	1,568,531	$916,938
*	Amlak Finance PJSC	1,797,166	826,005
*	Apex Investment Co. PSC	2,147,577	2,267,489
*††	Arabtec Holding PJSC	2,783,626	0
*	Bank of Sharjah	543,908	250,101
	Burjeel Holdings PLC	378,137	148,961
	Dana Gas PJSC	11,720,700	2,443,619
	Deyaar Development PJSC	4,393,484	1,241,449
	Dubai Financial Market PJSC	4,059,981	1,931,497
	Dubai Investments PJSC	4,562,336	3,666,846
	Emaar Development PJSC	623,373	2,543,948
	Emirates Central Cooling Systems Corp.	1,306,678	615,330
*	EMSTEEL Building Materials PJSC	2,313,079	829,131
*	Eshraq Investments PJSC	1,972,192	286,561
	Fertiglobe PLC	576,039	407,092
*	Ghitha Holding PJSC	1,547	10,645
*	Gulf Navigation Holding PJSC	1,089,050	1,778,985
*	Gulf Pharmaceutical Industries PSC	402,094	156,519
*	Manazel PJSC	1,789,641	168,777
*	Multiply Group PJSC	4,640,262	3,466,748
	National Central Cooling Co. PJSC	442,263	349,732
*	National Corp. for Tourism & Hotels	11,988	6,784
	NMDC Group PJSC	76,930	522,356
	Palms Sports PrJSC	10,310	21,668
	Parkin Co. PJSC	53,274	89,371
*	Presight AI Holding PLC	579,581	601,612
*	RAK Properties PJSC	3,976,501	1,662,189
	Ras Al Khaimah Ceramics PJSC	1,020,951	716,854
	Sharjah Islamic Bank	595,264	489,024
*	Shuaa Capital PSC	715,499	49,227
	Taaleem Holdings PJSC	66,360	75,857
	TECOM Group PJSC	336,524	312,938

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	6,905,565	$1,639,919
TOTAL UNITED ARAB EMIRATES			51,776,064
TOTAL COMMON STOCKS			3,743,002,960
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 1.243%	366,256	559,894
	Banco ABC Brasil SA, 9.013%	211,069	813,812
Ω	Banco BMG SA, 11.606%	257,749	158,805
	Banco do Estado do Rio Grande do Sul SA, 9.977%	507,370	993,982
	Banco Pan SA, 3.100%	695,362	967,376
	Centrais Eletricas de Santa Catarina SA, 8.789%	59,700	1,112,748
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	604,412	714,559
	Cia De Sanena Do Parana, 6.806%	2,734,490	3,227,934
	Eucatex SA Industria e Comercio, 4.174%	78,843	248,094
	Isa Energia Brasil SA, 10.895%	455,278	1,761,905
	Marcopolo SA, 6.961%	2,161,813	3,188,930
	Raizen SA, 0.705%	160,400	40,676
	Randon SA Implementos e Participacoes, 3.602%	545,887	693,137
	Schulz SA, 7.630%	370,405	333,391
	Unipar Carbocloro SA, 9.164%	76,045	746,523
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	340,921	266,670
TOTAL BRAZIL			15,828,436
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.740%	95,730	125,985
		Shares	Value»

CHILE — (Continued)
	Embotelladora Andina SA, 6.042%	46,148	$177,075
TOTAL CHILE			303,060
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 4.066%	367,659	50,769
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	393,739	277,880
TOTAL PREFERRED STOCKS			16,460,145
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	7,011	1,177
*	Randon SA Implementos e Participacoes Rights 08/19/2025	43,695	624
TOTAL BRAZIL			1,801
HONG KONG — (0.0%)
*	Future Mach Ltd. Rights 08/25/2025	149,000	14,046
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	8,947	3,125
*	JTEKT India Ltd. Rights 08/12/2025	14,742	3,521
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	3,126	1,424
TOTAL INDIA			8,070
MALAYSIA — (0.0%)
*	Aurelius Technologies Bhd. Warrants 06/18/2030	69,700	4,494
*	Dagang NeXchange Bhd. Warrants 07/23/2030	548,433	11,573
*	Guan Chong Bhd. Warrants 06/19/2028	59,375	2,715
TOTAL MALAYSIA			18,782

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	LS Marine Solution Co. Ltd. Rights 08/05/2025	25,995	$79,665
*	SY Steel Tech, Inc. Rights 09/04/2025	4,198	2,951
TOTAL SOUTH KOREA			82,616
THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 08/13/2025	1,717,272	0
*	Jasmine International PCL Warrants 10/10/2031	3,226,121	53,308
TOTAL THAILAND			53,308
TOTAL RIGHTS/WARRANTS			178,623
TOTAL INVESTMENT SECURITIES (Cost $2,327,845,566)			3,759,641,728

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	5,419,720	$62,689,906
TOTAL INVESTMENTS — (100.0%)
(Cost $2,390,532,991)^^			$3,822,331,634
As of July 31, 2025, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	86	09/19/25	$26,214,990	$27,409,275	$1,194,285
Total Futures Contracts			$26,214,990	$27,409,275	$1,194,285
As of July 31, 2025, the value of Rule 144A securities amounted to $217,584,766 or 5.8% of net assets.
Summary of the Series' investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$127,984,859	—	—	$127,984,859
Chile	23,267,190	$864,802	—	24,131,992
China	34,845,200	949,280,788	$952,579	985,078,567
Colombia	2,087,446	838,981	—	2,926,427
France	217,669	—	—	217,669
Greece	—	26,332,708	—	26,332,708
Hong Kong	8,510	108,284	—	116,794
Hungary	—	5,337,977	—	5,337,977

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$1,937,728	$794,698,887	—	$796,636,615
Indonesia	—	51,852,985	$163,232	52,016,217
Kuwait	—	28,221,152	474,715	28,695,867
Malaysia	—	50,844,520	44	50,844,564
Mexico	99,630,110	5,188,597	—	104,818,707
Philippines	—	30,056,904	15,156	30,072,060
Poland	—	64,255,877	—	64,255,877
Qatar	—	28,601,369	—	28,601,369
Saudi Arabia	—	124,273,691	—	124,273,691
South Africa	13,877,139	102,548,791	—	116,425,930
South Korea	122,769	363,349,890	846,521	364,319,180
Taiwan	—	691,325,678	47,914	691,373,592
Thailand	60,624	35,704,630	1,138	35,766,392
Turkey	—	30,999,842	—	30,999,842
United Arab Emirates	—	51,776,064	—	51,776,064
Preferred Stocks
Brazil	15,828,436	—	—	15,828,436
Chile	177,075	125,985	—	303,060
Colombia	50,769	—	—	50,769
Philippines	—	277,880	—	277,880
Rights/Warrants
Brazil	—	1,801	—	1,801
Hong Kong	—	14,046	—	14,046
India	—	8,070	—	8,070
Malaysia	—	18,782	—	18,782
South Korea	—	82,616	—	82,616
Thailand	—	53,308	—	53,308
Securities Lending Collateral	—	62,689,906	—	62,689,906
Total Investments in Securities	$320,095,524	$3,499,734,811	$2,501,299˂˃	$3,822,331,634
Financial Instruments
Assets
Futures Contracts**	1,194,285	—	—	1,194,285
Total Financial Instruments	$1,194,285	—	—	$1,194,285
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2025, the Trust consisted of ten operational portfolios, of which nine are included in this document and are “Master Funds” in a master-feeder structure (collectively, the “Series”).
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$18,845,456
The DFA International Value Series	9,711,203
The Japanese Small Company Series	2,380,596
The Asia Pacific Small Company Series	1,367,255
The United Kingdom Small Company Series	1,451,997
The Continental Small Company Series	4,233,363

Federal Tax Cost
The Canadian Small Company Series	$1,306,093
The Emerging Markets Series	2,840,193
The Emerging Markets Small Cap Series	2,534,401
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.